As filed with the Securities and Exchange Commission on November 30, 1999

                                       Registration Nos. 333-59745 and 811-08895
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                             ----------------------

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 |X|

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No.  2                |X|

                                 and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         |X|

                                 Amendment No. 3                        |X|

                                 ING FUNDS TRUST
               (Exact Name of Registrant as Specified in Charter)

                               1475 Dunwoody Drive
                             West Chester, PA 19380
               ---------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (877) 463-6464

                                 Louis S. Citron
                       ING Mutual Funds Management Co. LLC
                               1475 Dunwoody Drive
                             West Chester, PA 19380
                     (Name and Address of Agent for Service)

      Approximate date of proposed public offering: As soon as practicable after the effective date of the Registration Statement.

      It is proposed that this filing will become effective (check appropriate box):

      |_|  Immediately upon filing pursuant to paragraph (b)

      |_|  60 days after filing pursuant to paragraph (a)(1)

      |X|  75 days after filing pursuant to paragraph (a)(2)

      |_|  On (date) pursuant to paragraph (b)

      |_|  On (date) pursuant to paragraph (a)(1)

      |_|  On (date) pursuant to paragraph (a)(2) of Rule 485.


      If appropriate, check the following box:

      |_| This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      Title of Securities Being Registered: Shares of Beneficial Interest, par value $0.001.


================================================================================

                                   PROSPECTUS

                                February __, 2000


ING FUNDS TRUST
P. O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION:  1-877-INFO-ING OR 1-877-463-6464

CLASS A, B & C SHARES



STOCK FUNDS
         ING Large Cap Growth Fund
         ING Growth & Income Fund
         ING Mid Cap Growth Fund
         ING Small Cap Growth Fund
         ING Global Brand Names Fund
         ING International Equity Fund
         ING European Equity Fund
         ING Tax Efficient Equity Fund
         ING Tax Efficient Equity Value Fund
         ING Focus Fund
         ING Global Information Technology Fund
         ING Global Communications Fund
         ING Internet Fund
         ING Technology Fund
         ING Balanced Fund
         ING Emerging Markets Equity Fund
         ING Global Real Estate Fund
         ING Quality of Life Fund

BOND FUNDS
         ING Intermediate Bond Fund
         ING High Yield Bond Fund
         ING High Yield Real Estate Fund
         ING International Bond Fund
         ING Mortgage Income Fund
         ING National Tax-Exempt Bond Fund
         ING Enhanced Capital Preservation Fund

MONEY MARKET FUNDS
         ING Money Market Fund
         ING U.S. Treasury Money Market Fund
         ING National Tax-Exempt Money Market Fund


         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.

                                                  [INSERT ING [LION LOGO] FUNDS]

                                TABLE OF CONTENTS

FUNDS AT A GLANCE.........................................................

STOCK FUNDS...............................................................
         ING Large Cap Growth Fund........................................
         ING Growth & Income Fund.........................................
         ING Mid Cap Growth Fund..........................................
         ING Small Cap Growth Fund........................................
         ING Global Brand Names Fund......................................
         ING International Equity Fund....................................
         ING European Equity Fund.........................................
         ING Tax Efficient Equity Fund....................................
         ING Tax Efficient Equity Value Fund..............................
         ING Focus Fund...................................................
         ING Global Information Technology Fund...........................
         ING Global Communications Fund...................................
         ING Internet Fund................................................
         ING Technology Fund..............................................
         ING Balanced Fund................................................
         ING Emerging Markets Equity Fund.................................
         ING Global Real Estate Fund......................................
         ING Quality of Life Fund.........................................

BOND FUNDS................................................................
         ING Intermediate Bond Fund.......................................
         ING High Yield Bond Fund.........................................
         ING High Yield Real Estate Fund..................................
         ING International Bond Fund......................................
         ING Mortgage Income Fund.........................................
         ING National Tax-Exempt Bond Fund................................
         ING Enhanced Capital Preservation Fund...........................

MONEY MARKET FUNDS........................................................
         ING Money Market Fund............................................
         ING U.S. Treasury Money Market Fund..............................
         ING National Tax-Exempt Money Market Fund........................

FEES AND EXPENSES.........................................................

MANAGEMENT OF THE FUNDS...................................................

PRICING ALTERNATIVES......................................................

HOW TO PURCHASE SHARES....................................................

HOW TO REDEEM SHARES......................................................

EXCHANGE PRIVILEGE........................................................

PRICING OF SHARES.........................................................

DIVIDENDS AND DISTRIBUTIONS...............................................

TAXES.....................................................................

MORE INFORMATION ABOUT RISKS..............................................

FINANCIAL HIGHLIGHTS......................................................

                                FUNDS AT A GLANCE


STOCK FUNDS

The following Funds invest primarily in equity securities:

ING LARGE CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by companies with market capitalizations of more than $1 billion at the time of acquisition which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities.

ING GROWTH & INCOME FUND

Investment Objective:      High total return.

Main Investments:          A diversified portfolio of income-producing equity
                           securities.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities and income producing equity securities (for example, sensitivity to interest rate fluctuations).

ING MID CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by medium-sized companies (that is, companies with market capitalizations falling within the Russell Mid
                           Cap Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities. Investments in medium-sized companies may also experience greater volatility and risk of loss than customarily associated with larger, more established companies.

ING SMALL CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by smaller companies (that is, companies with market capitalizations falling within the Russell 2500
                           Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities. Investments in smaller companies may also experience greater volatility and risk of loss than customarily associated with medium sized companies or larger, more established companies.

ING GLOBAL BRAND NAMES FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of equity securities of
                           companies located throughout the world, including the United States, which in the Sub-Adviser's opinion have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING INTERNATIONAL EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING EUROPEAN EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           issuers which are principally traded in the European capital markets, or that derive a majority of their total revenues from either goods produced or services rendered within Europe, or that are organized under the laws of and have a principal office in a European country.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING TAX EFFICIENT EQUITY FUND

Investment Objective:      High total return on an after-tax basis.

Main Investments:          A diversified portfolio of equity securities and
                           instruments whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to defer the realization of accrued capital gains.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

ING TAX EFFICIENT EQUITY VALUE FUND

Investment Objective:      High total return on an after-tax basis.

Main Investments:          A diversified portfolio of equity securities and
                           instruments determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to defer the realization of accrued capital gains.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

ING FOCUS FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of 20 to 40 equity
                           securities which in the Sub-Adviser's opinion possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

ING GLOBAL INFORMATION TECHNOLOGY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           information technology companies located throughout the world, including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING GLOBAL COMMUNICATIONS FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           communications companies located throughout the world, including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in the communications sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING INTERNET FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          FA non-diversified portfolio of U.S. and non-U.S.
                           internet technology companies.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.


ING TECHNOLOGY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of U.S. and non-U.S.
                           internet technology companies.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING BALANCED FUND

Investment Objective:      High total return.

Main Investments:          A diversified portfolio of mid- and
                           large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities, as well as price volatility and other risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations.

ING EMERGING MARKETS EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           companies located in emerging market countries.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           The foregoing risks are often heightened for investments in developing or emerging markets.

ING GLOBAL REAL ESTATE FUND

Investment Objective:      High total return.

Main Investments:          A non-diversified portfolio of equity securities of
                           companies located throughout the world, including the United States, that are principally engaged in the real estate industry.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           The Fund will be further subject to risks specifically related to the real estate industry, including changes in the value of real estate and interest rate fluctuations.

ING QUALITY OF LIFE FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of equity securities of
                           U.S. and non-U.S. companies offering products and services helping persons live longer, healthier and happier lives.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund will also experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).


BOND FUNDS

The following Funds invest primarily in fixed income securities:

ING INTERMEDIATE BOND FUND

Investment Objective:      A high level of current income consistent with the
                           preservation of capital and liquidity.

Main Investments:          A diversified portfolio of debt securities, with a
                           minimum average portfolio quality being investment grade, as discussed herein, and a dollar-weighted average maturity generally ranging between three and ten years.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Other factors may affect the market value and yield of the Fund's securities, including investor demand, changes in the financial condition of issuers of securities, and economic conditions.

ING HIGH YIELD BOND FUND

Investment Objective:      A high level of current income and total return.

Main Investments:          A diversified portfolio of high yield (high risk)
                           debt securities that are unrated or rated below investment grade, as discussed herein.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Lower-rated securities may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for high yield securities may be less liquid than the markets for higher-rated securities and may have an adverse effect on the market value of certain securities.

ING HIGH YIELD REAL ESTATE FUND

Investment Objective:      A high level of current income.

Main Investments:          A non-diversified portfolio of commercial
                           mortgage-backed securities, with a minimum average portfolio quality of at least "BB-".

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's commercial mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time. Furthermore, the Fund's commercial mortgage-backed securities are lower-rated and may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for such high yield securities may be less liquid than the markets for higher-rated securities and may have an adverse effect on the market value of certain securities.

ING INTERNATIONAL BOND FUND

Investment Objective:      High total return.

Main Investments:          A non-diversified portfolio of investment grade debt
                           securities of issuers located throughout the world, not including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund also will experience price volatility and risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

ING MORTGAGE INCOME FUND

Investment Objective:      Long-term income consistent with the preservation of
                           capital.

Main Investments:          A diversified portfolio of mortgage-backed securities
                           rated at least "A" or the equivalent.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time.

ING NATIONAL TAX-EXEMPT BOND FUND

Investment Objective:      A high level of current income that is exempt from
                           federal income taxes, consistent with the preservation of capital.

Main Investments:          A diversified portfolio of investment grade debt
                           securities of municipal issuers, the interest from which is exempt from federal income taxes.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Other factors may affect the market value and yield of the Fund's securities, including investor demand, changes in the financial condition of issuers of securities, and economic conditions.

ING ENHANCED CAPITAL PRESERVATION FUND

Investment Objective:      A higher level of current income than that of a money
                           market fund, while seeking to preserve capital and maintain a stable net asset value per share.

Main Investments:          A diversified portfolio of debt securities, with a
                           minimum average portfolio quality of at least "A" and a dollar-weighted average duration generally ranging between two and one-half years and four and one-half years.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities. Although the Fund will enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies, which are utilized to stabilize the net asset value of the Fund, there is no assurance that the Fund will be able to maintain a perfectly stable net asset value.

MONEY MARKET FUNDS

The following Funds invest primarily in short-term, high quality debt instruments:


ING MONEY MARKET FUND

Investment Objective:      A high level of current income as is consistent with
                           the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

Main Investments:          A diversified portfolio of high quality, U.S.
                           dollar-denominated short-term debt securities which are determined by the Sub-Adviser to present minimal credit risks.

Main Risks:                The Fund's yield will vary. There can be no assurance
                           that the Fund will be able to maintain a stable net asset value of $1.00 per share.

ING U.S. TREASURY MONEY MARKET FUND

Investment Objective:      A high level of current income as is consistent with
                           liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

Main Investments:          A diversified portfolio of short-term U.S. Treasury
                           securities and repurchase agreements which are fully collateralized by U.S. Treasury securities.

Main Risks:                The Fund's yield will vary. There can be no assurance
                           that the Fund will be able to maintain a stable net asset value of $1.00 per share.

ING NATIONAL TAX-EXEMPT MONEY MARKET FUND

Investment Objective:      A high level of current income that is exempt from
                           federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

Main Investments:          A diversified portfolio of high quality, short-term
                           municipal debt securities which are determined by the Sub-Adviser to present minimal credit risks.

Main Risks:                The Fund's yield will vary. There can be no assurance
                           that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                                   STOCK FUNDS

ING LARGE CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process that seeks to identify unrecognized growth and value in large capitalization stocks. The four steps are:

                  - First, proprietary quantitative screening models are employed to focus analysts on the most attractive stocks;

                  - Second, qualitative fundamental research is then applied to confirm the potential of the stock selection;

                  - Third, a relative return, valuation and risk analysis is conducted for the final portfolio construction process; and

                  - Finally, in-house traders use proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which generally have more stable prices than smaller companies.

         - Market Trends. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
Standard & Poor's 500 Index *                      xx.x%                               xx.x%
Lipper Growth Fund Avg. **                         xx.x%                               xx.x%

* The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth Fund Avg. represents the simple average of the annual returns of growth mutual funds tracked by Lipper Analytical Services, Inc.

ING GROWTH & INCOME FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the Fund expects these investments to earn income. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, three-step investment process that seeks to identify growth at a reasonable price. The three steps are:

                  - First, possible investments are identified through proprietary quantitative screens that evaluate companies for growth and valuation characteristics;

                  - Second, fundamental research of financial characteristics, valuations and effects of macroeconomic trends on company fundamentals is then conducted; and

                  - Third, risk controls are overlayed to monitor tracking error and sector weightings relative to the benchmark.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Changes in Interest Rates. The Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

         - Market Trends. From time to time, the stock market may not favor the income producing securities in which the Fund invests. Rather, the market could favor non-income producing large capitalization growth stocks, value stocks or small company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
Standard & Poor's 500 Index *                      xx.x%                               xx.x%
Lipper Growth and Income Fund Avg. **              xx.x%                               xx.x%


* The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth and Income Fund Avg. represents the simple average of the annual returns of growth and income mutual funds tracked by Lipper Analytical Services, Inc.

ING MID CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated A or better by Standard & Poor's Rating Group or Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process combining technical analysis and fundamental research that seeks to identify companies with superior growth characteristics. The Sub-Adviser also follows certain self-imposed criteria in an attempt to manage risk.

         QUANTITATIVE ANALYSIS evaluates stocks based on:
              -        Market capitalizations
              -        Minimum stock price
              -        Trading history
              -        Trading volume
              -        Earnings growth
              -        Relative financial strength

         FUNDAMENTAL RESEARCH of individual companies emphasizes:
              -        Sustainable earnings growth
              -        Strong balance sheets
              -        Cash flow characteristics
              -        Reasonable valuations
              -        Quality management

         RISK MANAGEMENT discipline stresses:
              -        Remaining fully invested at all times
              -        Broad diversification among securities and industries
              -        Avoidance of IPOs and "concept high fliers"
              -        Strict adherence to established buy and sell criteria

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of mid-capitalization companies, which generally have less stable prices than larger companies.

         - Market Trends. From time to time, the stock market may not favor the mid-capitalization company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or stocks of larger or smaller companies, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
Russell Midcap Growth Index*                       xx.x%                               xx.x%
Lipper Mid Cap Fund Avg. **                        xx.x%                               xx.x%

* The Russell Midcap Growth Index measures the performance of midcap companies with higher price-to-book ratios and higher forecasted growth values.

** The Lipper Mid Cap Fund Avg. represents the simple average of the annual returns of mid-capitalization mutual funds tracked by Lipper Analytical Services, Inc.


ING SMALL CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a disciplined investment process that combines economic analysis and extensive company research to identify companies with superior long-term growth potential. The investment strategy of the Sub-Adviser is as follows:

                  - Top-down economic and business analysis is used to develop themes to use in the development of the overall portfolio, which in turn helps identify specific stocks to consider.

                  - Bottom-up company analysis is used to select the holdings for the Fund. A review of a firm's business model and management is conducted, as well as holding one-on-one meetings with senior executives of the firms. A valuation process is also applied to focus on a company's price-to-earnings ratios, earnings forecasts and cash flow.

                  - Stocks that do not meet the expectations of the manager, either due to earnings disappointments or earnings that do not meet the manager's criteria, will be sold.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

         - Market Trends. From time to time, the stock market may not favor the small company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or large company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
Russell 2500 Growth Index *                        xx.x%                               xx.x%
Lipper Small Cap Fund Avg. **                      xx.x%                               xx.x%

* The Russell 2500 Growth Index measures the performance of small cap companies with lower price-to-book ratios and lower forecasted growth values.

** The Lipper Small Cap Fund Avg. represents the simple average of the annual returns of small-capitalization mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL BRAND NAMES FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser believes that well-established companies with strong brand names offer the following investment advantages:

                  - First, demand for brand name products should rise as global consumer tastes become more homogenous;

                  -        Second, economies of scale enhance profit potential;

                  - Third, perception of product quality and reliability facilitates sales;

                  -        Fourth, greater recognition leads to brand loyalty;
                           and

                  - Finally, brand extensions provide opportunities for growth.

         The Sub-Adviser employs a two-tiered approach to structuring the Fund's portfolio. The first tier, which will comprise about 75% of the portfolio, is composed of core stocks with stable earnings development, low cyclicality, large market capitalizations and longer-term investment horizons. The second tier, which will comprise about 25% of the portfolio, is composed of companies possessing higher cyclicality, smaller market capitalizations and shorter-term investment horizons. This second tier is expected to provide the Fund with shorter-term performance benefits.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
MSCI World Index *                                 xx.x%                               xx.x%
Lipper Global Fund Avg. **                         xx.x%                               xx.x%

* The MSCI World Index is a widely recognized, unmanaged index of developed stock markets around the world.

** The Lipper Global Fund Avg. represents the simple average of the annual returns of global mutual funds tracked by Lipper Analytical Services, Inc.

ING INTERNATIONAL EQUITY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries. With respect to certain countries, investments by the Fund may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of issuers located anywhere in the world, including the United States; corporate debt securities of any maturity which, at the time of investment, are rated at least AA+ by Standard & Poor's Rating Group or Aa2 by Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process combining top-down country allocations with bottom-up fundamental research that seeks to identify companies which will provide superior relative returns. The four steps are:

                  - First, quantitative analysis and fundamental research are employed to determine regional equity selection;

                  - Second, allocations and weightings are determined consistent with the Sub-Advisers' outlook;

                  - Third, portfolio stock selection within the selected geographical sectors based on comprehensive fundamental analysis is performed; and

                  - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor stocks in markets to which the Fund is not exposed, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
MSCI EAFE Index *                                  xx.x%                               xx.x%
Lipper International Fund Avg. **                  xx.x%                               xx.x%

* The MSCI EAFE Index is a widely recognized, unmanaged index of developed stock markets in Europe, Australasia and the Far East.

** The Lipper International Fund Avg. represents the simple average of the annual returns of international mutual funds tracked by Lipper Analytical Services, Inc.


ING EUROPEAN EQUITY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total revenues from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: issuers located in any country throughout the world; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

                  - First, liquidity screens rank stocks according to trading volume and relative liquidity.

                  - Second, attractiveness screens are used to prioritize further fundamental research.

                  - Third, fundamental analysis of cyclical and non-cyclical market sectors and companies is used to assess the degree of underpriced earnings or cash flow growth.

                  - Fourth, portfolio weightings are determined within each sector.

                  - Finally, risk controls provide ongoing monitoring of risk-reward relationships.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in markets to which the Fund is not exposed, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
FT-Europe Index *                                  xx.x%                               xx.x%
Lipper Euro Region Fund Avg. **                    xx.x%                               xx.x%

* The FT-Europe Index is a widely recognized, unmanaged index of European stock markets.

** The Lipper Euro Region Fund Avg. represents the simple average of the annual returns of European region mutual funds tracked by Lipper Analytical Services, Inc.

ING TAX EFFICIENT EQUITY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

                  - TOP-DOWN BUSINESS ENVIRONMENT ANALYSIS determines the outlook for market sectors and industries based on business cycle characteristics.

                  - BOTTOM-UP COMPANY ANALYSIS searches for companies with improving fundamentals and accelerating growth.

                  - VALUATION DISCIPLINE assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

         The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
Standard & Poor's 500 Index *                      xx.x%                               xx.x%
Lipper Growth Fund Avg. **                         xx.x%                               xx.x%

* The Standard and Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth Fund Avg. represents the simple average of the annual returns of growth mutual funds tracked by Lipper Analytical Services, Inc.

ING TAX EFFICIENT EQUITY VALUE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices. Such companies generally will have one or more of the following attributes: (i) valuable fixed assets; (ii) valuable consumer or commercial franchises; (iii) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (iv) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (v) have recently changed management or control and have the potential for a "turnaround" in earnings. The Sub-Advisers will manage the Fund's portfolio in a manner that will attempt to defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Advisers believe to have superior appreciation potential.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify undervalued companies:

                  - TOP-DOWN BUSINESS ENVIRONMENT ANALYSIS determines the outlook for market sectors and industries based on business cycle characteristics.

                  - BOTTOM-UP COMPANY ANALYSIS searches for companies with improving fundamentals and accelerating growth.

                  - VALUATION DISCIPLINE assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

         The Sub-Advisers attempt to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor growth stocks or small company stocks, or may not favor equities at all.

         - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Tax Efficient Equity Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING FOCUS FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest in a portfolio of 20 to 40 equity securities. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated A or better by Standard & Poor's Rating Group or Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser seeks to invest the Fund in growth companies that are positioned to benefit from capitalizing on significant industry, regulatory, technological, and ownership changes. To find such companies, the Sub-Adviser looks for management teams with entrepreneurial spirit and a proven talent for creating value, with a focus on industries expected to drive change in other industries (for example, technology and financial services). The Sub-Adviser's investment strategy incorporates the following elements:

                  - Bottom-up, fundamental research seeks to identify investment themes expected to improve returns on capital and drive earnings growth.
                  - Analysis of individual companies identifies critical variables, including:
                           -- Business characteristics, including industry
                              structure and trends
                           -- Financial performance, both historical and
                              projected
                           -- Valuations in both absolute and relative terms -
                              Ongoing monitoring of companies tracks changes in critical variables as well as price fluctuations.
                  - Risk management discipline specifies limits on individual holdings and sector concentrations.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                    One Year                Since Inception (Dec. 15, 1998)
                                                    --------                -------------------------------
Class A Shares                                       xx.x%                               xx.x%
Class B Shares                                       xx.x%                               xx.x%
Class C Shares                                       xx.x%                               xx.x%
Russell 1000 Index *                                 xx.x%                               xx.x%
Multi-Cap Growth Fund Avg. **                        xx.x%                               xx.x%

* The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, which represents greater than 90% of the investable U.S. equity market.

** The Multi-Cap Growth Fund Avg. represents the simple average of the annual returns of capital appreciation mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL INFORMATION TECHNOLOGY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalization companies that are well established in the information technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes, such as: shortage of bandwidth; the demand for systems management; specialized outsourcing; the need for security; growth of the internet; and opportunities for electronic commerce. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
Goldman Sachs Technology Industry                  xx.x%                               xx.x%
Composite Index *
Lipper Science & Technology Fund                   xx.x%                               xx.x%
Avg. **

* The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

** The Lipper Science & Technology Fund Avg. represents the simple average of the annual returns of science and technology mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL COMMUNICATIONS FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States.

         The Fund considers communications companies to be those which are engaged primarily in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectively, "communications activities"). A "communications company" is an entity in which (i) at least a majority of either its revenue or earnings was derived from communications activities, or (ii) at least a majority of its assets was devoted to communications activities based on the company's most recent fiscal year.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the Sub-Adviser believes that the stocks of large capitalization companies that are well established in the communications market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes, such as: [insert themes]. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         - Governmental Regulation. Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Communications Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING INTERNET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet/virtual businesses or internet related consulting businesses, or that derive a majority of their revenue from business operations in internet related hardware, software or infrastructure industries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or non-internet technology company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund commenced operations on July 1, 1999, there is no performance information included in this Prospectus.

ING TECHNOLOGY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet/virtual businesses or internet related consulting businesses, or that derive a majority of their revenue from business operations in internet related hardware, software or infrastructure industries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or non-internet technology company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Technology Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING BALANCED FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments. Equity securities, which include common and preferred stocks, warrants and convertible securities, are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, which include investment grade corporate debt obligations and U.S. Government securities, are acquired for income and secondarily for capital appreciation. Money market instruments mature in 13 months or less from the date of purchase and include U.S. Government securities and corporate debt securities (including those subject to repurchase agreements), certificates of deposit, bankers acceptances and commercial paper. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. The Fund will operate as a diversified fund.

         The percentage of assets invested in equities, fixed income securities and money market instruments will vary from time to time depending upon the Sub-Adviser's judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Depending upon the Sub-Adviser's determination of market and economic conditions, investment emphasis may be placed on equities or fixed income securities. The allocation between equities and fixed income securities creates an opportunity for investors to receive competitive returns of capital growth and income while maintaining diversification. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income securities. The average maturity of the fixed income securities held by the Fund will normally approximate five years, although this will vary with changing market conditions.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Mid-capitalization stocks may experience greater volatility upon falling out of favor than large-capitalization stocks. In addition, when interest rates increase, the value of income producing equity securities may decrease.

         - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

                  Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down.

                  Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded.

                  Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

                  Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Allocation Risk. The Sub-Adviser's judgment about the attractiveness and risk adjusted return potential of particular asset classes may prove to be wrong. By utilizing the balanced approach described herein, the Fund's net asset value may not rise as rapidly or as much as the stock market during cycles of rising stock prices.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Balanced Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING EMERGING MARKETS EQUITY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of emerging market issuers. The Fund will typically maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. With respect to certain countries, investments by the Fund may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity and without regard to rating; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process that seeks to identify unrecognized growth potential in stocks of emerging market issuers. The four steps are:

                  - First, quantitative analysis and fundamental research are employed to determine regional equity selection;

                  - Second, allocations and weightings are determined consistent with the Sub-Advisers' outlook;

                  - Third, portfolio stock selection within the selected geographical sectors based on comprehensive fundamental analysis is performed; and

                  - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies located in more developed countries, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Because the Fund invests primarily in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Emerging Markets Equity Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING GLOBAL REAL ESTATE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Advisers will select companies whose business it is to own, operate, develop and/or manage real estate. This portion of the portfolio will have investments located in at least three different countries including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Advisers use a disciplined two-step process for constructing portfolios that have been employed and enhanced over the past fifteen years.

                  - First, the Sub-Advisers use a portfolio allocation process driven by systematic, top-down research evaluation of public and private property market trends and conditions to set established portfolio allocation targets by property type and geography.

                  - Second, the Sub-Advisers use a proprietary Relative Value Analysis system incorporating quantitative and qualitative assessments of individual companies to identify superior current income and growth potential. The RVA examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING QUALITY OF LIFE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. quality of life companies. The Fund defines quality of life companies as those companies offering products and services helping persons live longer, healthier and happier lives. Such companies may include, but will not be limited to, companies engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences; companies engaged in providing entertainment services or equipment related to leisure time activities; and companies providing other services or products desired by the aging baby boomer population.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that quality of life companies will benefit from the aging baby boomer generation. The global consumption pattern is steadily changing as a result of an increase in wealth and a resulting increase in life expectancy. Especially in the developed countries, the population is rapidly aging. In the opinion of the Sub-Adviser this development will lend to a structural increase in healthcare spending. At the same time the growing group of aging people will have an increasing need for various services and more and new possibilities of leisure activities. People will be increasingly willing to invest in their quality of life aiming at longer, healthier and happier lives.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the healthcare, leisure and other industries benefiting from the aging baby boomer generation. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies within other sectors or industries, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to particular industries, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Quality of Life Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                   BOND FUNDS


ING INTERMEDIATE BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

         The Fund may invest the remainder of its assets in: convertible securities and preferred stocks; U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

                  - First, ACTIVE DURATION MANAGEMENT attempts to capture incremental returns and control interest rate risk through moderate and gradual duration adjustments.

                  - Second, YIELD CURVE STRATEGY helps determine risk/reward characteristics of different maturity classes.

                  - Third, SECTOR/QUALITY SELECTION identifies value opportunities in improving or mispriced securities and sectors.

                  - Fourth, SECURITY SELECTION STRATEGY emphasizes bonds that have attractive relative value within their sectors.

                  - Finally, TRADING OPPORTUNITIES seek to take advantage of market inefficiencies to purchase bonds at prices below their intrinsic value.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                    One Year                Since Inception (Dec. 15, 1998)
                                                    --------                -------------------------------
Class A Shares                                       xx.x%                               xx.x%
Class B Shares                                       xx.x%                               xx.x%
Class C Shares                                       xx.x%                               xx.x%
Lehman Bros. Aggregate Index *                       xx.x%                               xx.x%
Lipper Intermediate Investment Grade                 xx.x%                               xx.x%
Debt Fund Avg. **

* The Lehman Bros. Aggregate Index is a widely recognized, unmanaged index of publicly issued intermediate, fixed rate U.S. Government and investment grade corporate debt securities.

** The Lipper Intermediate Investment Grade Debt Fund Avg. represents the simple average of the annual returns of intermediate investment grade debt mutual funds tracked by Lipper Analytical Services, Inc.

ING HIGH YIELD BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income and total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating agency or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency. The Fund defines high yield bonds to include bank loans, payment-in-kind ("PIK") securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds, mortgage-backed and asset-backed debt obligations, structured debt obligations and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating agencies. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may very widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.

         Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objectives; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. A portion of the Fund's assets may be invested in mortgage-backed and asset-backed debt securities.

         The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary objectives, in which case the common stocks will be dividend-paying, or to achieve its secondary objective, in which the common stocks may not pay dividends.

         In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

                  Interest rate risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

                  Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

                  Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

                  Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

                  Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and PIK bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

         - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                    One Year                Since Inception (Dec. 15, 1998)
                                                    --------                -------------------------------
Class A Shares                                       xx.x%                               xx.x%
Class B Shares                                       xx.x%                               xx.x%
Class C Shares                                       xx.x%                               xx.x%
Lehman Bros. High Yield Index *                      xx.x%                               xx.x%
Lipper High Current Yield                            xx.x%                               xx.x%
  Fund Avg. **

* The Lehman Bros. High Yield Index is a widely recognized, unmanaged index of high yield debt securities.

** The Lipper High Yield Fund Avg. represents the simple average of the annual returns of high yield mutual funds tracked by Lipper Analytical Services, Inc.

ING HIGH YIELD REAL ESTATE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 80% of its total assets in commercial mortgage backed securities. Commercial mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real commercial property. Generally, these securities are issued by private issuers without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's weighted average credit quality will be "BB-" or better at all times based on ratings from the nationally recognized credit rating agencies, or of comparable quality if unrated. Securities rated below B- may not exceed 20% of the Fund's total assets. All split rated securities will be accounted for at the lower rating.

         Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

         There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. The Fund will diversify its holdings so as not to be overly affected by a downturn in any specific region of the country, industry or property type. In that regard, with respect to the total collateral underlying the securities of the Fund: (i) no more than 33% shall be in any single state; (ii) no single property type shall constitute more than 75% of the collateral, provided, however, that office properties shall constitute no more than 50% of the collateral and hotel properties shall constitute no more than 50% of the collateral; (iii) no more than 50% of the Fund's assets at the time of purchase may be securities backed by single properties; and (iv) agricultural mortgage securities and non-agency single-family/residential mortgage-backed securities are limited to a maximum of 5% of the Fund's assets at all times. The Fund will not invest in interest only or principal only commercial mortgage-backed securities.

         In determining the commercial mortgage backed securities that the Fund will acquire, the Sub-Adviser may consider, among other factors, the following: the characteristics of the underlying mortgage loans, including loan-to-value and debt service coverage ratios, loan seasoning and risks of refinancing; characteristics of the underlying properties, including diversity of the loan pool, occupancy and leasing rates and competitiveness in the pertinent market; economic, environmental and local considerations; deal structure, including historical performance of the originator, subordination percentages and reserve fund balances; and structural participants such as administrators and servicers.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. Obligors under commercial mortgages may be unable to make payments of interest and principal. This increases the risk of default on a related commercial mortgage-backed security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a commercial mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING High Yield Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING INTERNATIONAL BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of international issuers which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated. This portion of the portfolio will have investments in at least three different countries outside of the United States. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Advisers' assessment of interest rate trends and other economic or market factors. Fixed income securities eligible for purchase by the Fund consist of:

                  - securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities;

                  - corporate bonds and debentures rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services);

                  -        obligations of supranational entities;

                  - repurchase agreements involving the foregoing securities;

                  -        loan participations;

                  - short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a nationally recognized statistical rating agency; and

                  -        swap agreements.

         Any remaining assets of the Fund may be invested in securities denominated in U.S. dollars or foreign currencies which are rated below investment grade (for example, rated at below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; obligations of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on the last published financial statements at the time of investment; mortgage-backed and asset-backed securities rated within the three highest rating categories by a nationally recognized statistical rating agency; receipts; and guaranteed investment contracts. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four step investment process that seeks to identify bond market sectors expected to provide high and sustainable real rates of return. The four steps are:

                  - First, quantitative analysis and fundamental research are employed to develop international bond market rankings and currency outlook;

                  - Second, country allocations, currency weightings and maturity profile are determined consistent with the Sub-Advisers' outlook;

                  - Third, specific security selection within the selected geographical sectors and market sectors is performed; and

                  - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

                  Interest rate risk -- In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

                  Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

                  Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

                  Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

                  Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
Salomon Bros. World                                xx.x%                               xx.x%
  Gov't Bond Index *
Lipper International Income                        xx.x%                               xx.x%
  Fund Avg. **

* The Salomon Bros. World Gov't Bond Index is a widely recognized, unmanaged index of securities issued by foreign governments.

** The Lipper International Income Fund Avg. represents the simple average of the annual returns of international income mutual funds tracked by Lipper Analytical Services, Inc.

ING MORTGAGE INCOME FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term income consistent with preservation of capital.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's investments will be rated, at the time of investment, "A" or better by a nationally recognized statistical rating agency, or of comparable quality if unrated.

         Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings in long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; however, the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of portfolio securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Mortgage Income Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING NATIONAL TAX-EXEMPT BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income that is exempt from federal income taxes, consistent with preservation of capital.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operates as a diversified fund and invest at least 80% of its total assets in a portfolio of municipal obligations. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. Under normal market conditions, the Fund will invest at least 80% of its total assets in securities the interest on which is not a preference item for purposes of the federal alternative minimum tax. Up to 20% of the Fund's total assets may be invested in taxable debt securities for defensive purposes or when sufficient tax-exempt municipal obligations are not available for purchase. The taxable securities in which the Fund may invest include U.S. Government securities, instruments of U.S. commercial banks or savings and loan institutions which have total assets of $1 billion or more, and repurchase agreements involving any of such securities.

         There are no restrictions on the average maturity of the Fund or on the maturity of any single investment. Maturities may very widely depending on the Sub-Advisers assessment of interest rate trends and other economic or market factors. The Fund may purchase the following types of municipal obligations, but only if such securities, at the time of purchase, either have the requisite rating, or are of comparable quality if unrated: (i) municipal bonds rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; (ii) municipal notes receiving the highest rating by such a rating agency; and (iii) tax-exempt commercial paper receiving the highest rating by such a rating agency.

         The Fund may invest in variable and floating rate obligations, may purchase securities on a "when-issued" basis, and reserves the right to engage in transactions involving standby commitments. The Fund may also purchase other types of tax-exempt instruments as long as they are of a quality equivalent to the long-term bond or commercial paper ratings stated above. Although permitted to do so, the Fund has no present intention to invest in repurchase agreements or to purchase securities subject to the federal alternative minimum tax. The Fund will not invest more than 15% of its net assets in illiquid securities.

         Not more than 25% of the Fund's total assets will be invested in either
(i) municipal obligations whose issuers are located in the same state or (ii) municipal obligations the interest on which is derived from revenues of similar type projects. The second restriction does not apply to municipal obligations in any of the following categories: public housing authorities; general obligations of states and localities; state and local housing finance authorities; or municipal utilities systems.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

                  Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

                  Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

                  Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

                  Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

         - Risk of Municipal Obligations. There could be economic, business or political developments which might affect all municipal obligations of a similar type. To the extent that a significant portion of the Fund's assets are invested in municipal obligations payable from revenue on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so invested.


         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING National Tax-Exempt Bond Fund commenced operations on November 8, 1999, there is no performance information included in this Prospectus.

ING ENHANCED CAPITAL PRESERVATION FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a higher level of current income than that of a money market fund, while seeking to preserve capital and maintain a stable net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of varying short to intermediate-term maturities which at the time of purchase are rated BBB- or better by an NRSRO or, if not rated, are determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The Fund will seek to maintain a minimum average portfolio quality rating of "A." The dollar-weighted average duration of the Fund will generally range between two and one-half years and four and one-half years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes. Generally, the longer the duration, the more volatility an investor should expect. Because earlier payments on a debt security have a higher present value, the duration of a security (other than a zero-coupon security) will be less than the security's stated maturity.

         Any remaining assets may be invested in short term investments, including money market fund shares, bankers' acceptances, commercial paper, time deposits, certificates of deposit, and other instruments of foreign and domestic banks and thrift institutions that the Sub-Adviser believes are appropriate in light of the Fund's objective. Money market instruments must be rated A2 or better by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

         The Fund will also enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies ("Wrap Providers"), which are utilized to stabilize the net asset value of the

Fund (the "Wrapper Agreements"). As a result of the Wrapper Agreements, the Fund's NAV should be substantially more stable than short to intermediate-term bond funds, though not fixed at $1.00 per share as is the case with money market funds. The reason for this is that the Wrapper Agreements require the Wrap Provider to make payments to the Fund which protect the Fund against declines in the value of its securities, whether such declines arise from interest rate changes, certain credit events affecting the securities issuers or, if applicable, credit enhancers of such securities or otherwise. In addition, by investing in a portfolio of securities with a longer duration, the Fund intends to achieve returns higher than that of money market funds over a similar period of time.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which would force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Wrapper Risk. The risks of Wrapper Agreements include the possible default by a Wrap Provider, the inability to obtain one or more replacement Wrapper Agreements, the failure of the Wrapper Agreements to cover all securities held by the Fund, the difficulty in valuing Wrapper Agreements due to their illiquid nature and the dependence on a limited number of available Wrap Providers.

PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Enhanced Capital Preservation Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                               MONEY MARKET FUNDS


ING MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

          Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

         The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

         The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

                  - First, a formal list of high-quality issuers is actively maintained;

                  - Second, securities of issuers on the approved list which meet maturity guidelines and are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating agencies, or by a single rating agency if a security is rated only by that agency, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

                  - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

                  - Finally, maturity decisions are made based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the

Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other Funds that do not limit their investments to the high-quality securities in which the Fund invests.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class A shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999. The Fund's current and effective yield for the seven days ended December 31, 1999 were x.xx% and x.xx%, respectively.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                                  One Year                Since Inception (Dec. 15, 1998)
                                                  --------                -------------------------------
Class A Shares                                     xx.x%                               xx.x%
Class B Shares                                     xx.x%                               xx.x%
Class C Shares                                     xx.x%                               xx.x%
IBC Money Fund Report First                        xx.x%                               xx.x%
  Tier Average*
Lipper Money Market Fund                           xx.x%                               xx.x%
  Average**

* A weekly report tracking the performance, assets, average maturities and portfolio composition of over 1,300 taxable and tax-free money funds.

** The Lipper Money Market Fund Average represents the simple average of the annual returns of money market mutual funds tracked by Lipper Analytical Services, Inc.

ING U.S. TREASURY MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund will operate as a diversified fund and invest in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements which are fully collateralized by U.S. Treasury securities. The Fund may purchase U.S. Treasury securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

          Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

         Maturity decisions are made by the Sub-Adviser based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other Funds that do not limit their investments to the high-quality securities in which the Fund invests.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING U.S. Treasury Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING NATIONAL TAX-EXEMPT MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income that is exempt from federal income tax as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund operate as a diversified fund and invest at least 80% of its net assets in a portfolio of high-quality, short-term municipal obligations, which are determined by the Sub-Adviser to present minimal credit risks. Municipal obligations are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is, in the opinion of bond counsel of the issuer, exempt from federal income tax. The Fund will not purchase private activity bonds, the interest from which would be a preference item subject to the federal alternative minimum tax. Although the Sub-Adviser has no intention of doing so, the Fund may temporarily invest from time to time up to 20% of its net assets in money market instruments that are subject to federal income tax. For temporary defensive purposes, the Fund may invest up to 100% of its net assets in money market instruments that are subject to federal income tax.

         The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in obligations that have floating and variable rates of interest.
The Fund may enter into repurchase agreements.

          Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

         In selecting debt securities for the Fund, the Sub-Adviser seeks to select those instruments that appear to have the potential to achieve the Fund's investment objective within the credit and risk tolerances established for the Fund. In accordance with those policies, the Fund will invest only in instruments that at the time of investment are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating agencies, or by a single rating agency if a security is rated only by that agency, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees). The Sub-Adviser continually monitors diversification of the Fund's assets to ensure that regulatory limits are not exceeded.

         In managing the Fund, the Sub-Adviser employs a number of professional money management techniques, including varying the composition of investments and the average maturity of the portfolio based upon the Sub-Adviser's assessment of the relative values of the various money market securities and future interest rate patterns. These assessments will change in response to changing economic and money market conditions and to shifts in fiscal and monetary policy. The Sub-Adviser also seeks to improve yield by taking advantage of yield disparities that regularly occur in the money markets. For example, market conditions frequently result in similar securities trading at different prices. Also, there are frequently differences in the yield between the various types of money market securities. The Fund seeks to enhance yield by purchasing and selling securities based upon these yield disparities.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other Funds that do not limit their investments to the high-quality securities in which the Fund invests.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING National Tax-Exempt Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                FEES AND EXPENSES

         The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Funds.


                                                              ING LARGE CAP GROWTH FUND            ING GROWTH & INCOME FUND
                                                              -------------------------            ------------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............        5.75%        NONE        NONE        5.75%       NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............        NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................        NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................        NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................        NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................         0.75%       0.75%       0.75%       0.75%       0.75%       0.75%
   Distribution (12b-1) Fees........................         0.50%       0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................         0.25%       0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses...................................         0.xx%       0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            -----        ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................         x.xx%       x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..         0.xx%       0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                             ----        ----        ----        ----        ----        ----
   NET EXPENSES.....................................         x.xx%       x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                             ====        ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                               ING MID CAP GROWTH FUND             ING SMALL CAP GROWTH FUND
                                                               -----------------------             -------------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............        5.75%        NONE        NONE        5.75%       NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............        NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................        NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................        NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................        NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................        1.00%        1.00%       1.00%       1.00%       1.00%       1.00%
   Distribution (12b-1) Fees........................        0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................        0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses...................................        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                            ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                             ING GLOBAL BRAND NAMES FUND         ING INTERNATIONAL EQUITY FUND
                                                             ---------------------------         -----------------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............        5.75%        NONE        NONE       5.75%       NONE         NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............        NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................        NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................        NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................        NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................        1.00%        1.00%       1.00%       1.25%       1.25%       1.25%
   Distribution (12b-1) Fees........................        0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................        0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses...................................        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                            ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".


                                                              ING EUROPEAN EQUITY FUND           ING TAX EFFICIENT EQUITY FUND
                                                              ------------------------           -----------------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............        5.75%        NONE        NONE        5.75%       NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............        NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................        NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................        NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................        NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................        1.15%        1.15%       1.15%       0.80%       0.80%       0.80%
   Distribution (12b-1) Fees........................        0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................        0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses...................................        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                            =====        ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                                   ING FOCUS FUND            ING GLOBAL INFORMATION TECHNOLOGY
                                                                   --------------            ---------------------------------
                                                                                                            FUND
                                                                                                            ----
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............        5.75%        NONE        NONE        5.75%       NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............        NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................        NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................        NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................        NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................        1.00%        1.00%       1.00%       1.25%       1.25%       1.25%
   Distribution (12b-1) Fees........................        0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................        0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses...................................        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..        0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                            ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................        x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                            ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".


                                                                  ING INTERNET FUND                    ING BALANCED FUND
                                                                  -----------------                    -----------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       5.75%        NONE        NONE        5.75%      NONE         NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................       1.25%        1.25%       1.25%       0.80%       0.80%       0.80%
   Distribution (12b-1) Fees........................       0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................       0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses (2)...............................       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                           ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) Other expenses are based on estimated amounts for the current fiscal year.

        (3) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                           ING GLOBAL COMMUNICATIONS FUND           ING TECHNOLOGY FUND
                                                           ------------------------------           -------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       5.75%        NONE        NONE       NONE        NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE       NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE (1)     5.00%       1.00%      NONE (1)    5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE       NONE        NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE       NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................       1.25%        1.25%       1.25%      1.25%       1.25%       1.25%
   Distribution (12b-1) Fees........................       0.50%        0.75%       0.75%      0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................       0.25%        0.25%       0.25%      0.25%       0.25%       0.25%
   Other Expenses...................................       0.xx%        0.xx%       0.xx%      0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----       ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................       x.xx%        x.xx%       x.xx%      x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..       0.xx%        0.xx%       0.xx%      0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----       ----        ----        ----
   NET EXPENSES.....................................       x.xx%        x.xx%       x.xx%      x.xx%       x.xx%       x.xx%
                                                           ====         ====        ====       ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".


                                                              ING EMERGING MARKETS FUND           ING GLOBAL REAL ESTATE FUND
                                                              -------------------------           ---------------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       5.75%        NONE        NONE        5.75%       NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................      1.25%        1.25%       1.25%       1.00%       1.00%       1.00%
   Distribution (12b-1) Fees........................      0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................      0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses (2)...............................      x.xx%        x.xx %      x.xx %      0.xx%       0.xx%       0.xx%
                                                          ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES....................      x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (3)..      0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                          ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................      x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                          ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) Other expenses are based on estimated amounts for the current fiscal year.

        (3) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                              ING QUALITY OF LIFE FUND        ING TAX EFFICIENT EQUITY VALUE FUND
                                                              ------------------------        -----------------------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       5.75%        NONE        NONE       5.75%        NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE (1)     5.00%       100%        NONE(1)     5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................      1.00%        1.00%.      1.00%       0.80%       0.80%       0.80%
   Distribution (12b-1) Fees........................      0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................      0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses (2)...............................      0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                          ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................      x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (3)..      0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                          ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................      x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                          ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) Other expenses are based on estimated amounts for the current fiscal year.

        (3) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                             ING INTERMEDIATE BOND FUND            ING HIGH YIELD BOND FUND
                                                             --------------------------            ------------------------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       4.75%        NONE        NONE        4.75%       NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................       0.50%        0.50%       0.50%       0.65%       0.65%       0.65%
   Distribution (12b-1) Fees........................       0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................       0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses...................................       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                           ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                           ING HIGH YIELD REAL ESTATE FUND   ING ENHANCED CAPITAL PRESERVATION
                                                           -------------------------------   ---------------------------------
                                                                                                            FUND
                                                                                                            ----
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       5.75%        NONE        NONE       5.75%        NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE       NONE         NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE (1)      5.00%       1.00%      NONE (1)     5.00%       1.00%
   Redemption Fee...................................       1.00%(2)      1.00%(2)    1.00%(2)   2.50%(3)     2.50%(3)    2.50%(3)
   Exchange Fee.....................................       NONE          NONE        NONE       NONE         NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................       0.65%        0.65%       0.65%       0.40%       0.40%       0.40%
   Distribution (12b-1) Fees........................       0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................       0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses (4)...............................       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (5)..       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                           ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2)    Applied to shares redeemed within six months of purchase.

        (3) Redemptions made upon certain conditions are not subject to the redemption fee. See "How to Redeem Shares - Redemption Fees" in this Prospectus.

        (4) Other expenses are based on estimated amounts for the current fiscal year.

        (5) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".


                                                             ING INTERNATIONAL BOND FUND
                                                             ---------------------------
                                                          CLASS A      CLASS B     CLASS C
                                                          -------      -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       4.75%        NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE (1)     5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................      1.00%        1.00%       1.00%
   Distribution (12b-1) Fees........................      0.50%        0.75%       0.75%
   Shareholder Servicing Fees.......................      0.25%        0.25%       0.25%
   Other Expenses...................................      0.xx%        0.xx%       0.xx%
                                                          ----         ----        ----
   TOTAL FUND OPERATING EXPENSES ...................      x.xx%        x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..      0.xx%        0.xx%       0.xx%
                                                          ----         ----        ----
   NET EXPENSES.....................................      x.xx%        x.xx%       x.xx%
                                                          ====         ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                              ING MORTGAGE INCOME FUND        ING NATIONAL TAX-EXEMPT  BOND FUND
                                                              ------------------------        -----------------------  ---------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............        4.75%        NONE        NONE       4.75%        NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............        NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................        NONE (1)     5.00%       1.00%       NONE (1)    5.00%       1.00%
   Redemption Fee...................................        NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................        NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................       0.50%        0.50%       0.50%       0.50%       0.50%       0.50%
   Distribution (12b-1) Fees........................       0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................       0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses (2)...............................       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (3)..       0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                           ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................       x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                           ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) Other expenses are based on estimated amounts for the current fiscal year.

        (3) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".


                                                                ING MONEY MARKET FUND
                                                                ---------------------
                                                          CLASS A      CLASS B     CLASS C
                                                          -------      -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       NONE         NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE         5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................      0.25%        0.25%       0.25%
   Distribution (12b-1) Fees........................      0.50%        0.75%       0.75%
   Shareholder Servicing Fees.......................      0.25%        0.25%       0.25%
   Other Expenses...................................      x.xx%        x.xx%       x.xx%
                                                          ----         ----        ----
   TOTAL FUND OPERATING EXPENSES ...................      x.xx%        x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (1)..      0.xx%        0.xx%       0.xx%
                                                          ----         ----        ----
   NET EXPENSES.....................................      x.xx%        x.xx%       x.xx%
                                                          ====         ====        ====

-----------------

        (1) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                        ING U.S. TREASURY MONEY MARKET FUND    ING NATIONAL TAX-EXEMPT MONEY
                                                        -----------------------------------    -----------------------------
                                                                                                        MARKET FUND
                                                                                                        -----------
                                                          CLASS A      CLASS B     CLASS C     CLASS A     CLASS B     CLASS C
                                                          -------      -------     -------     -------     -------     -------
   SHAREHOLDER FEES (fees paid directly from your
   investment)
   Maximum Sales Load Imposed on Purchases
     (as a percentage of offering price)............       NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Sales Load Imposed on Reinvested Dividends
     (as a percentage of offering price)............       NONE         NONE        NONE        NONE        NONE        NONE
   Maximum Contingent Deferred Sales Load
     (as a percentage of the lesser of the net asset
   value at the time of redemption or at the time of
   purchase)........................................       NONE         5.00%       1.00%       NONE        5.00%       1.00%
   Redemption Fee...................................       NONE         NONE        NONE        NONE        NONE        NONE
   Exchange Fee.....................................       NONE         NONE        NONE        NONE        NONE        NONE
   ANNUAL FUND OPERATING EXPENSES (expenses that are
   deducted from Fund assets)
   Management Fees..................................      0.25%        0.25%       0.25%       0.40%       0.40%       0.40%
   Distribution (12b-1) Fees........................      0.50%        0.75%       0.75%       0.50%       0.75%       0.75%
   Shareholder Servicing Fees.......................      0.25%        0.25%       0.25%       0.25%       0.25%       0.25%
   Other Expenses (1)...............................      0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                          ----         ----        -----       ----        ----        ----
   TOTAL FUND OPERATING EXPENSES ...................      x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
   Fee Waiver and/or Reimbursements by Adviser (2)..      0.xx%        0.xx%       0.xx%       0.xx%       0.xx%       0.xx%
                                                          ----         ----        ----        ----        ----        ----
   NET EXPENSES.....................................      x.xx%        x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                          ====         ====        ====        ====        ====        ====

-----------------

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

     -    you invest $10,000 in the Fund for the time period indicated;

     -    your investment has a 5% return each year;

     - the Fund's operating expenses remain the same except for the expiration of the expense waiver and reimbursements by the Adviser which will end on October 31, 2000;

     -    you redeem all of your shares at the end of the time period indicated;
          and

     - with regard to the ING High Yield Real Estate Fund and ING Enhanced Capital Preservation Fund, the shares redeemed are not subject to the redemption fee.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                            1 year       3 years        5 years       10 years
STOCK FUNDS

ING Large Cap Growth Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Growth & Income Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Mid Cap Growth Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Small Cap Growth Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Global Brand Names Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING International Equity Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING European Equity Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Tax Efficient Equity Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Tax Efficient Equity Value Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Focus Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Global Information Technology Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Global Communications Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Internet Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Technology Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Balanced Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Emerging Markets Equity Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Global Real Estate Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Quality of Life Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

BOND FUNDS

ING Intermediate Bond Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING High Yield Bond Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING High Yield Real Estate Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING International Bond Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Mortgage Income Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING National Tax-Exempt Bond Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING Enhanced Capital Preservation Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

MONEY MARKET FUNDS

ING Money Market Fund
         Class A Shares                     $___          $___           $___         $_____
         Class B Shares                     $___          $___           $___         $_____
         Class C Shares                     $___          $___           $___         $_____

ING U.S. Treasury Money Market Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING National Tax-Exempt Money Market Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

You would pay the following expenses if you did not redeem your shares:

                                           1 year        3 years      5 years      10 years
                                           ------        -------      -------      --------
STOCK FUNDS

ING Large Cap Growth Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Growth & Income Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Mid Cap Growth Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Small Cap Growth Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Global Brand Names Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING International Equity Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING European Equity Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Tax Efficient Equity Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Tax Efficient Equity Value Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Focus Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Global Information Technology Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Global Communications Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Internet Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Technology Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Balanced Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Emerging Markets Equity Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Global Real Estate Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING Quality of Life Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

BOND FUNDS

ING Intermediate Bond Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING High Yield Bond Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING High Yield Real Estate Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING International Bond Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Mortgage Income Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING National Tax-Exempt Bond Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING Enhanced Capital Preservation Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

MONEY MARKET FUNDS

ING Money Market Fund
         Class A Shares                     $___          $___         $___         $_____
         Class B Shares                     $___          $___         $___         $_____
         Class C Shares                     $___          $___         $___         $_____

ING U.S. Treasury Money Market Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

ING National Tax-Exempt Money Market Fund
         Class A Shares                     $___          $___
         Class B Shares                     $___          $___
         Class C Shares                     $___          $___

                             MANAGEMENT OF THE FUNDS

     The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $ ____ million in assets.

     The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages ___ investment portfolios, including the Funds, encompassing a broad range of investment objectives.

     Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

                  FUND                                         ADVISORY FEE
                  ING Large Cap Growth Fund                       0.75%
                  ING Growth & Income Fund                        0.75%
                  ING Mid Cap Growth Fund                         1.00%
                  ING Small Cap Growth Fund                       1.00%
                  ING Global Brand Names Fund                     1.00%
                  ING International Equity Fund                   1.25%
                  ING European Equity Fund                        1.15%
                  ING Tax Efficient Equity Fund                   0.80%
                  ING Tax Efficient Equity Value Fund             0.80%
                  ING Focus Fund                                  1.00%
                  ING Global Information Technology Fund          1.25%
                  ING Global Communications Fund                  1.25%
                  ING Internet Fund                               1.25%
                  ING Technology Fund                             1.25%
                  ING Balanced Fund                               0.80%
                  ING Emerging Markets Equity Fund                1.25%
                  ING Global Real Estate Fund                     1.00%
                  ING Quality of Life Fund                        1.00%
                  ING Intermediate Bond Fund                      0.50%
                  ING High Yield Bond Fund                        0.65%
                  ING High Yield Real Estate Fund                 0.65%
                  ING International Bond Fund                     1.00%
                  ING Mortgage Income Fund                        0.50%
                  ING National Tax-Exempt Bond Fund               0.50%
                  ING Enhanced Capital Preservation Fund          0.40%
                  ING Money Market Fund                           0.25%
                  ING U.S. Treasury Money Market Fund             0.25%
                  ING National Tax-Exempt Money Market Fund       0.40%

     Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

                FUND                                        SUB-ADVISER
ING Large Cap Growth Fund                           Baring Asset Management, Inc.
ING Growth & Income Fund                            ING Investment Management, LLC
ING Mid Cap Growth Fund                             Furman Selz Capital Management LLC
ING Small Cap Growth Fund                           Furman Selz Capital Management LLC *
ING Global Brand Names Fund                         ING Investment Management Advisors B.V.
ING International Equity Fund                       Baring Asset Management, Inc. / Baring
                                                    International Investment Limited / Baring
                                                    International Investment (Asia) Limited
ING European Equity Fund                            ING Investment Management Advisors B.V.
ING Tax Efficient Equity Fund                       Delta Asset Management
ING Tax Efficient Equity Value Fund                 Delta Asset Management/
                                                    Furman Selz Capital Management LLC
ING Focus Fund                                      Furman Selz Capital Management LLC
ING Global Information Technology Fund              ING Investment Management Advisors B.V.
ING Global Communications Fund                      ING Investment Management Advisors B.V.
ING Internet Fund                                   ING Investment Management Advisors B.V.
ING Technology Fund                                 ING Investment Management Advisors B.V.
ING Balanced Fund                                   Furman Selz Capital Management LLC
ING Emerging Markets Equity Fund                    Baring Asset Management, Inc. / Baring
                                                    International Investment Limited / Baring
                                                    International Investment (Asia) Limited
ING Global Real Estate Fund                         ING Investment Management Advisors
                                                    B.V./CRA Real Estate Securities, L.P.
ING Quality of Life Fund                            ING Investment Management Advisors B.V.
ING Intermediate Bond Fund                          ING Investment Management, LLC
ING High Yield Bond Fund                            ING Investment Management, LLC
ING High Yield Real Estate Fund                     Clarion Capital, LLC
ING International Bond Fund                         Baring Asset Management, Inc. / Baring
                                                    International Investment Limited / Baring
                                                    International Investment (Asia) Limited
ING Mortgage Income Fund                            ING Investment Management, LLC
ING National Tax-Exempt Bond Fund                   Furman Selz Capital Management LLC
ING Enhanced Capital Preservation Fund              ING Institutional Markets Capital Asset
                                                    Management, LLC
ING Money Market Fund                               ING Investment Management, LLC
ING U.S. Treasury Money Market Fund                 ING Investment Management, LLC
ING National Tax-Exempt Money Market Fund           Furman Selz Capital Management LLC

* Prior to November 1, 1999, Baring Asset Management, Inc. acted as sub-adviser to the ING Small Cap Growth Fund.

    Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAM") serves as sub-adviser to the ING Large Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring International Investment (Asia) Limited ("BIAL"), to the ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING International Bond Fund. BAM is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BIAL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAM, BIIL and BIAL, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

    The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $xx.x billion of assets.

     The figures following show past performance of BAM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund. The performance is not necessarily representative of the past performance of BAM's management team or any individual of the team. Information presented is based on performance data provided by BAM. The past performance does not represent the ING Large Cap Growth Fund's performance. The table shows the total returns for a composite of the actual performance of large cap growth accounts managed by BAM for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for the ING Large Cap Growth Fund's Class A, Class B, and Class C shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Large Cap Growth Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

LARGE CAP GROWTH COMPOSITE

-----------------------------------------------------------------------------
                  Class A *       Class B       Class C     S&P 500 Index
-----------------------------------------------------------------------------
1 Year
-----------------------------------------------------------------------------
3 Years
-----------------------------------------------------------------------------
5 Years
-----------------------------------------------------------------------------
10 Years
-----------------------------------------------------------------------------

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be x.xx%, x.xx%, x.xx% and x.xx% for the 1, 3, 5 and 10 year periods, respectively.

    The figures following show past performance of BAM, BIIL and BIAL (the "Co-Sub-Advisers") in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund and the ING International Bond Fund. The performance is not necessarily representative of the past performance of the Co-Sub-Advisers' management teams or any individual of the teams. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the performance of the ING International Equity Fund or the ING International Bond Fund. The tables show the total returns for a composite of the actual performance of international equity accounts and international fixed income accounts managed by the Co-Sub-Advisers for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for each Fund's Class A, Class B and Class C shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index and the Salomon Brothers World Government Bond Non-U.S. Dollar Index ("SWGB ex-US$ Index"), respectively, each an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

    The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund and the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Equity Fund or the ING International Bond Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

INTERNATIONAL EQUITY COMPOSITE

--------------------------------------------------------------------------------
                    Class A *      Class B       Class C       MSCI EAFE Index
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
10 Years
--------------------------------------------------------------------------------

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be x.xx%, x.xx%, x.xx% and x.xx% for the 1, 3, 5 and 10 year periods, respectively.

INTERNATIONAL BOND COMPOSITE

----------------------------------------------------------------------------------
                    Class A *      Class B       Class C       SWGB ex-U.S.$ Index
----------------------------------------------------------------------------------
1 Year
----------------------------------------------------------------------------------
3 Years
----------------------------------------------------------------------------------
5 Years
----------------------------------------------------------------------------------
10 Years
----------------------------------------------------------------------------------

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be x.xx%, x.xx%, x.xx% and x.xx% for the 1, 3, 5 and 10 year periods, respectively.

     ING Investment Management LLC. ING Investment Management, LLC ("IIM") serves as sub-adviser to the ING Growth and Income Fund, the ING Intermediate Bond Fund, the ING High Yield Bond Fund, the ING Mortgage Income Fund, the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $xx.x billion. IIM also advises other registered investment companies.

     ING Investment Management Advisors B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, the ING Global Communications Fund, the ING Technology Fund and the ING Quality of Life Fund. IIMA also serves as co-sub-adviser with CRA Real Estate Securities, L.P. to the ING Global Real Estate Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $xxx billion as of December 31, 1999.

     The figures following show past performance of IIMA in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING

Global Communications Fund. The performance is not necessarily representative of the past performance of IIMA's management team or any individual of the team. Information presented is based on performance data provided by IIMA. The past performance does not represent the ING Global Communications Fund's performance. The table shows the total returns for a composite of the actual performance of global communications accounts managed by IIMA for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for the ING Global Communications Fund's Class A, Class B, and Class C shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI Telecommunications Index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Global Communications Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Global Communications Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

GLOBAL COMMUNICATIONS COMPOSITE

----------------------------------------------------------------------------------
                 Class A *       Class B         Class C               MSCI
                                                                Telecommunications
                                                                       Index
----------------------------------------------------------------------------------
1 Year
----------------------------------------------------------------------------------
3 Years
----------------------------------------------------------------------------------
5 Years
----------------------------------------------------------------------------------
10 Years
----------------------------------------------------------------------------------

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be x.xx%, x.xx%, x.xx% and x.xx% for the 1, 3, 5 and 10 year periods, respectively.

     Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund, the ING Balanced Fund, the ING National Tax-Exempt Bond Fund and the ING National Tax-Exempt Money Market Fund. FSCM also serves as co-sub-adviser with Delta Asset Management to the ING Tax Efficient Equity Value Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $x.xx billion

     The figures following show past performance of FSCM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING National Tax-Exempt Bond Fund. The performance is not necessarily representative of the past performance of FSCM's management teams or any individual of the teams. Information presented is based on performance data provided by FSCM. The past performance does not represent the performance of the ING National Tax-Exempt Bond Fund. The table shows the total returns for a composite of the actual performance of federal tax exempt accounts managed by FSCM for various periods ended December 31, 1999, as adjusted for the projected annualized gross expenses for the ING National Tax-Exempt Bond Fund's Class A, Class B and Class C shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Lehman 7 year G.O. Municipals Index, an unmanaged market index, and the IBC First Tier Average for tax-exempt money market funds, respectively. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

     The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING National Tax-Exempt Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of these Funds. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

COMPOSITE OF SEPARATELY MANAGED TAX-FREE ACCOUNTS

-----------------------------------------------------------------------------------
                         Class A *     Class B      Class C    Lehman 7-year G.O.
                                                                Municipals Index
-----------------------------------------------------------------------------------
1 Year
-----------------------------------------------------------------------------------
3 Years
-----------------------------------------------------------------------------------
5 Years
-----------------------------------------------------------------------------------
Since Inception **
-----------------------------------------------------------------------------------

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be x.xx%, x.xx%, x.xx% and x.xx% for the 1, 3 and 5 year and since inception periods, respectively.

**  Inception date is December 31, 1991.

     Delta Asset Management. Delta Asset Management ("Delta") serves as sub-adviser to the ING Tax Efficient Equity Fund and acts as co-sub-adviser with FSCM to the ING Tax Efficient Equity Value Fund. Delta is located at 333 South Grand Avenue, Los Angeles, CA 90071. Delta is a division of Furman Selz Capital Management LLC, an investment management firm providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $x.xx billion

     CRA Real Estate Securities, L.P. CRA Real Estate Securities, L.P ("CRA") serves as co-sub-adviser to the ING Global Real Estate Fund. CRA is located at 259 Radnor-Chester Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $x.xx billion.

     Clarion Capital, LLC. Clarion Capital, LLC ("Clarion") serves as sub-adviser to the ING High Yield Real Estate Fund. Clarion is located at 335 Madison Avenue, New York, New York 10017. Clarion is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $x.xx million.

     The figures following show past performance of Clarion in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING High Yield Real Estate Fund. The performance is not necessarily representative of the past performance of Clarion's management team or any individual of the team. Information presented is based on performance data provided by Clarion. The past performance does not represent the ING High Yield Real Estate Fund's performance. The table shows the total returns for a composite of the actual performance of a mutual fund with a substantially similar investment objective and policies managed by Clarion for various periods ended December 31, 1999, as adjusted for the annualized expenses for the ING High Yield Real Estate Fund's Class A, Class B, and Class C shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Lehman Brothers Aggregate Bond Index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

     The information should not be considered a prediction of the future performance of the ING High Yield Real Estate Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

COMMERCIAL MORTGAGE-BACKED SECURITY MUTUAL FUND

--------------------------------------------------------------------------------
                    Class A *       Class B        Class C       Lehman Brothers
                                                                 Aggregate Bond
                                                                      Index
--------------------------------------------------------------------------------
1 Year
--------------------------------------------------------------------------------
3 Years
--------------------------------------------------------------------------------
5 Years
--------------------------------------------------------------------------------
10 Years
--------------------------------------------------------------------------------

* As described herein, investments in Class A shares equal to or in excess of $1,000,000 will not be subject to an initial sales charge. The annualized rate of return, without adjustment for an initial sales charge, would be x.xx%, x.xx%, x.xx% and x.xx% for the 1, 3, 5 and 10 year periods, respectively.

     ING Institutional Markets Capital Asset Management, LLC. ING Institutional Markets Capital Asset Management, LLC ("ING Capital Markets") serves as sub-adviser to the ING Enhanced Capital Preservation Fund. ING Capital Markets is located at 1290 Broadway, Denver, Colorado 80203. ING Capital Markets is a newly registered Investment Adviser.

     Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

     ING Large Cap Growth Fund. Mr. William Thomas has primary responsibility for managing the Fund and is head of an eleven-member team of investment professionals. The team has an average of 20 years investment experience. Mr. Thomas has been an investment professional with BAM since 1987 and has over 25 years of investment experience.

     ING Growth & Income Fund. Mr. Martin Jansen and Mr. David Kushner have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. Mr. Jansen and Mr. Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 20 years of investment experience.

     ING Mid Cap Growth Fund. Mr. Matthew Price and Mr. David Campbell have primary responsibility for managing the Fund and co-head a four-member team of investment professionals. The average experience of the team is 25 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 19 years of experience.

     ING Small Cap Growth Fund. Mr. George J. Paoletti has primary responsibility for managing the Fund. Mr. Paoletti has been employed by FSCM since 1999 and has 7 years of investment experience. Before joining FSCM, Mr. Paoletti was a portfolio manager with Morgan Stanley Dean Witter Advisors (1997-1999), a senior equity analyst with Fred Alger Management (1995-1997) and an equity analyst with Off Wall Street Consulting (1992-1995).

     ING Global Brand Names Fund. Mr. Herman Kleeven has primary responsibility for managing the Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

     ING International Equity Fund. Mr. James Williams and Mr. Hayes Miller have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. The team utilizes the resources of the regional equity teams of the co-Sub-Advisers. The average experience of the team is 23 years. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has over 25 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 19 years of investment experience.

     ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight-member team of investment professionals. The average experience of the team is nine years. Mr. Van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

     ING Tax Efficient Equity Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.

     ING Tax Efficient Equity Value Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan of Delta have primary responsibility for managing the Fund's large capitalization securities. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience. Mr. ___ and Mr. ____ of FSCM have primary responsibility for managing the Fund's small and mid-capitalization securities. Mr. ___ and Mr. ____ have been investment professionals with FSCM since 19__ and each have over __ years of investment experience.

     ING Focus Fund. Mr. Adrian Jones and Mr. Michael Kass have primary responsibility for managing the Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has thirteen years of investment experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Management Division.

     ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund and heads a ___ member team of investment professionals. Mr. Hayes has been employed by IIMA and its affiliates since 19__ and has __ years of investment experience.

     ING Internet Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Technology Fund. Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

     ING Balanced Fund. Mr. Robert Schonbrunn, Mr. Alan Segars, Mr. Adrian Jones and Mr. Michael Kass, a team of investment professionals with an average of 17 years of investment experience, manage the Fund. Messrs. Schonbrunn and Segars are responsible for the fixed income portion of the Fund and Messrs. Jones and Kass are responsible for the equity portion of the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 13 years of investment experience.

     ING Emerging Markets Fund. Mr. Rory Landman heads a team of 29 investment professionals in managing the Fund in conjunction with the regional equity teams of the Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 12 years of investment experience.

     ING Global Real Estate Fund. Mr. Michael Lipsch heads a team of investment professionals with responsibility for managing the non U.S. securities held by the Fund. Mr. Lipsch has been with IIMA since 1997 and has 10 years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands. With regard to the management of the U.S. securities held by the Fund, Kenneth
     D. Campbell and T. Ritson Ferguson, CFA have shared primary responsibility. Mr. Campbell has been with CRA and its predecessors since 1969 and has 19 years of investment experience. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience.

     ING Quality of Life Fund. A team of two investment professionals, led by Mr. Herman Kleeven, manages the Fund. This team is supported by the global equity team of IIMA and its affiliates. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has eight years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

     ING Intermediate Bond Fund. Mr. James Kauffman, with 12 years of investment experience, leads a team of three investment professionals in managing the Fund.

     ING High Yield Bond Fund. Mr. Robert Bowman, with more than 20 years of investment experience, leads a team of five investment professionals in managing the Fund. Mr. Bowman has been a Senior Vice President and Managing Director at IIM since 19__.

     ING High Yield Real Estate Fund. Mr. Frank L. Sullivan, Jr. and Mr. Daniel Heflin have primary responsibility for managing the Fund. Mr. Sullivan has been an investment professional with Clarion since 1984 and has over 25 years of real estate investment experience. Mr. Heflin has been an investment professional with Clarion since 1995 and has over 12 years of fixed income investment experience.

     ING International Bond Fund. Mr. Paul Thursby, with 19 years of investment experience, leads a team of eight investment professionals in managing the Fund. The team has an average of 18 years of investment experience. Mr. Thursby has been an investment professional with BIIL since 1981.

     ING Mortgage Income Fund. Mr. Jeffrey Seel, with more than 20 years of investment experience, leads a team of investment professionals in managing the Fund. Mr. Seel has been an investment professional with IIM since 19__.

     ING National Tax-Exempt Bond Fund. Mr. Robert Schonbrunn and Mr. Alan Segars have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1985 and has 30 years of investment experience.

     ING Enhanced Capital Preservation Fund. . Mr. T. Kirby Brown, Jr., with 11 years of investment experience, leads a team of four investment professionals in managing the Fund. Mr. Brown has been an investment professional with ING Capital Markets since 1999. Mr. Brown has provided portfolio advise to ING Institutional Markets since 1997, and prior to that spent one year as a Vice

     President and portfolio manager at Koch Industries and prior to that worked at ING Investment Management.

     ING Money Market Fund. Ms. Jennifer J. Thompson leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     ING U.S. Treasury Money Market Fund. Ms. Jennifer J. Thompson leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

     ING National Tax-Exempt Money Market Fund. Mr. Robert Schonbrunn and Mr. Alan Segars have primary responsibility for managing the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1985 and has 30 years of investment experience.


                              PRICING ALTERNATIVES

     The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class A, Class B and Class C shares are offered in this Prospectus. Class X and Class I shares are offered under separate prospectuses. Each share class represents an ownership interest in the same investment portfolio. When you choose your class of shares you should consider the size of your investment and how long you plan to hold your shares.

     For example, if you select Class A shares, you generally pay a sales load at the time of purchase. If you buy Class A shares, you will also be subject to a distribution fee of 0.50% and a shareholder servicing fee of 0.25%. You may be eligible for a sales load reduction or waiver.

     If you select Class B or C shares, you will invest the full amount of your purchase price, but you will be subject to a distribution fee of 0.75% and a shareholder servicing fee of 0.25%. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales charge. In addition, you may be subject to a deferred sales load when you sell Class B or Class C shares.

     The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Manager.

     The table below summarizes key features of the pricing alternatives available through this Prospectus.

     --------------------------  ------------------------  -----------------------  ------------------------
                                         CLASS A                  CLASS B                   CLASS C
     --------------------------  ------------------------  -----------------------  ------------------------
     Availability                Available directly        Available directly       Available directly
                                 from the Funds or         from the Funds or        from the Funds or
                                 through authorized        through authorized       through authorized
                                 securities dealers or     securities dealers or    securities dealers or
                                 investment advisors.      investment advisors.     investment advisors.
     --------------------------  ------------------------  -----------------------  ------------------------
     Initial Sales Charge?       Yes.  Payable at time     No.  Entire purchase     No.  Entire purchase
                                 of purchase.  Lower       price is invested in     price is invested in
                                 sales charges are         shares of the Fund.      shares of the Fund.
                                 available for larger
                                 investments.  No sales
                                 charge is applied to
                                 the Money Market Fund
                                 or the ING

     --------------------------  ------------------------  -----------------------  ------------------------
                                 Enhanced Capital
                                 Preservation Fund.
     --------------------------  ------------------------  -----------------------  ------------------------
     Deferred Sales Charge?      No. (May be charged       Yes.  Payable if you     Yes.  Payable if you
                                 for purchases over $1     redeem within six        redeem within one year
                                 million that are          years of purchase.       of purchase.
                                 redeemed within one
                                 year.)
     --------------------------  ------------------------  -----------------------  ------------------------
     Account Maintenance and     0.25% Shareholder         0.25% Shareholder        0.25% Shareholder
     Distribution Fees?          Servicing Fee; 0.50%      Servicing Fee; 0.75%     Servicing Fee; 0.75%
                                 Distribution Fee.         Distribution Fee.        Distribution Fee.
     --------------------------  ------------------------  -----------------------  ------------------------
     Conversion to Class A       Not Applicable            Yes, automatically       No.
     Shares?                                               after eight years.
     --------------------------  ------------------------  -----------------------  ------------------------

CLASS A SHARES - INITIAL SALES LOAD ALTERNATIVE

     If you select Class A shares, you will pay a sales load at the time of purchase according to the following schedules:

     STOCK FUNDS

     --------------------------  -----------------------  ------------------------  ------------------------
                                  SALES LOAD AS A % OF     SALES LOAD AS A % OF     DEALER COMPENSATION AS
          YOUR INVESTMENT            OFFERING PRICE           YOUR INVESTMENT        A % OF OFFERING PRICE
     --------------------------  -----------------------  ------------------------  ------------------------
     Less than $50,000                   5.75%                     6.10%                     5.00%
     --------------------------  -----------------------  ------------------------  ------------------------
     $50,000 but less than               4.75%                     4.99%                     4.00%
     $100,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $100,000 but less than              3.75%                     3.90%                     3.00%
     $250,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $250,000 but less than              2.75%                     2.83%                     2.25%
     $500,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $500,000 but less than              2.00%                     2.04%                     1.60%
     $1,000,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $1,000,000 and over *                None                     None                      1.00%
     --------------------------  -----------------------  ------------------------  ------------------------

     * If you invest $1,000,000 or more in Class A shares, the Distributor normally pays the dealer compensation of 1% of the purchase price of the shares to the dealer from its own resources at the time of the investment. Although you will not pay an initial sales load, if you redeem your shares within one year after purchase, you may be charged a deferred sales load of 1% of the lesser of the original cost of the shares being redeemed or your redemption proceeds. The deferred sales load relating to Class A shares will be reduced or waived in the same circumstances as described for Class B shares below.

     BOND FUNDS (except the ING Enhanced Capital Preservation Fund)

     --------------------------  -----------------------  ------------------------  ------------------------
                                  SALES LOAD AS A % OF     SALES LOAD AS A % OF     DEALER COMPENSATION AS
          YOUR INVESTMENT            OFFERING PRICE           YOUR INVESTMENT        A % OF OFFERING PRICE
     --------------------------  -----------------------  ------------------------  ------------------------
     Less than $50,000                   4.75%                     4.99%                     4.00%
     --------------------------  -----------------------  ------------------------  ------------------------
     $50,000 but less than               4.25%                     4.44%                     3.50%
     $100,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $100,000 but less than              3.50%                     3.63%                     2.75%
     $250,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $250,000 but less than              2.50%                     2.56%                     2.00%
     $500,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $500,000 but less than              2.00%                     2.04%                     1.60%
     $1,000,000
     --------------------------  -----------------------  ------------------------  ------------------------
     $1,000,000 and over *                None                     None                      0.50%
     --------------------------  -----------------------  ------------------------  ------------------------

     * If you invest $1,000,000 or more in Class A shares, the Distributor normally pays the dealer compensation of 0.5% of the purchase price of the shares to the dealer from its own resources at the time of the investment. Although you will not pay an initial sales load, if you redeem your shares within one year after purchase, you may be charged a deferred sales load of 0.5% of the lesser of the original cost of the shares being redeemed or your redemption investment proceeds. The deferred sales load relating to Class A shares will be reduced or waived in the same circumstances as described for Class B shares below.

     No initial sales charge is applied to Class A shares of a Money Market Fund or the ING Enhanced Capital Preservation Fund, or to Class A shares of any Fund that you purchase through the reinvestment of dividends or distributions.

     A reduced or waived sales load on a purchase of Class A shares may apply for purchases under a Right of Accumulation or Letter of Intent. The Right of Accumulation permits you to pay the sales load that would apply to the cost or value (whichever is higher) of all shares you own in the ING Funds. A Letter of Intent permits you to pay the sales load that would be applicable if you add up all shares of the ING Funds that you agree to buy within a 13-month period. Certain restrictions apply.

     The initial sales load on Class A shares is waived with respect to the following types of investments:

          - Purchases by the Manager, ING Group or any affiliated company, including employee benefit plans established by any such entity.

          - Purchases by officers, directors, trustees and employees of the Fund, the Manager and their affiliates, including members of the immediate families of such individuals.

          - Purchases by broker-dealers who have a sales agreement with the Distributor and their registered personnel and employees, including members of the immediate families of such registered personnel and employees.

          - Purchases by clients of broker-dealers, investment advisers, third-party administrators or consultants that have entered into an agreement with the Distributor providing for the use of Fund shares in investment products or services made available to their clients.

          - Purchases by employees of firms providing the Funds or their affiliates with legal, administrative, marketing or other services, including members of the immediate families of such individuals.

          - Purchases paid for with the proceeds of shares redeemed in the prior 180 days from another mutual fund on which an initial sales load or CDSL was paid.

          - Purchases by 401(k) plans and other defined contribution plans with at least 25 eligible employees; 403(b)(7) or 457 plans under ERISA; and non-qualified deferred compensation plans.

          - Purchases constituting loan repayments by a retirement plan participant.

          - Purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Funds.

          - Purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.

     If you redeem Class A shares and within 90 days buy new shares of the same class, you will not pay a sales charge on the new purchase amount. The amount eligible for this "Reinstatement Privilege" may not exceed the amount of your redemption proceeds. To exercise the privilege, contact the Funds at 1-877-INFO-ING.

CLASS B SHARES - DEFERRED SALES LOAD ALTERNATIVE

     If you select Class B shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class B shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year under a distribution plan that the Funds have adopted under Rule 12b-1. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class B shares are sold without an initial sales load, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of sale.

     If you redeem Class B shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:

                -----------------------------------  -------------------
                   REDEMPTION DURING                     SALES LOAD *
                -----------------------------------  -------------------
                1st year after purchase                      5%
                -----------------------------------  -------------------
                2nd year after purchase                      4%
                -----------------------------------  -------------------
                3rd year after purchase                      4%
                -----------------------------------  -------------------
                4th year after purchase                      3%
                -----------------------------------  -------------------
                5th year after purchase                      2%
                -----------------------------------  -------------------
                6th year after purchase                      1%
                -----------------------------------  -------------------
                Thereafter                                  None
                -----------------------------------  -------------------

               * The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales charge.

     The deferred sales load relating to Class B shares will be waived in certain circumstances, such as:

          - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59-1/2 years old.

          - Redemptions resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate.

          - Redemptions through the Systematic Withdrawal Plan of 10% per year of the initial account balance, which must be at least equal to $20,000.

          - Redemptions resulting from closure by the Fund of the account in which shares are held.

     Your Class B shares convert automatically into Class A shares eight years after purchase. Any Class B shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class B shares. The conversion of Class B shares to Class A shares is not a taxable event for federal income tax purposes.

CLASS C SHARES - LEVEL SALES LOAD ALTERNATIVE

     If you select Class C shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class C shares within one year after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year under a distribution plan that the Funds have adopted under Rule 12b-1. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising and compensating the securities dealer who assists you in purchasing Fund shares. Although Class C shares are sold without an initial sales load, the Distributor normally pays a sales commission of 1.00% of the purchase price of Class C shares to the dealer from its own resources at the time of sale.

     If you redeem Class C shares within one year after purchase, you may be charged a deferred sales load of 1.00%. The charge will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. You will not be charged a deferred sales load when you redeem shares that you acquire through reinvestment of Fund dividends or distributions. The deferred sales load relating to Class C shares will be reduced or waived in the same circumstances as described for Class B shares above.

     Class C shares do not offer a conversion privilege.

                             HOW TO PURCHASE SHARES

     Orders for the purchase of shares of the Funds will be executed at the net asset value per share plus any applicable sales load ("the public offering price") next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

     Notwithstanding the foregoing, a purchase order for shares or a Money Market Fund must generally be received by a specified "cut-off" time to be executed on the same day at the price per share next determined, provided that the Funds' custodian receives federal funds or other immediately available funds by 4 p.m. Eastern time. The cut-off time applicable to the ING Money Market Fund is 3:00 p.m. Eastern time and the cut-off time applicable to the ING U.S. Treasury Money Market Fund and the ING National Tax-Exempt Money Market Fund is 12 noon Eastern time.

     The minimum initial investment in a Fund is $2,000 ($1,000 for an IRA investment or any qualified plan). Any subsequent investments must be at least $50, including an IRA or qualified plan investment. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. A separate application is required for an IRA or qualified plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued.

     Shares of the Funds, except the ING Enhanced Capital Preservation Fund, may be purchased by investors for retirement and non-retirement accounts. The ING Enhanced Capital Preservation Fund may be purchased only by investors for the following retirement accounts:

     - employee benefit plans qualified under Section 401(a) of the Internal Revenue Code of 1986, as amended (the "Code").

     -    employee benefit plans qualified under Section 403(b) of the Code.

     - eligible deferred compensation plans as defined in Section 457(b) of the Code.

     - government plans as defined by Section 414(d) of the Code (together with the employee benefit plans and deferred compensation plans, ("Plans").

     - bank collective investment funds holding exclusively assets of U.S. employee benefit plans qualified under Section 401(a) of the Code and tax exempt under Section 501(a) of the Code and other plans eligible to invest in bank maintained collective investment funds.

     - traditional IRAs, Roth IRAs, simplified employee pension IRAs ("SEP-IRAs"), IRAs that are part of a savings incentive match plan for employees ("SIMPLE IRAs"), Keogh plans and educational IRAs.

     When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. Third party and foreign checks will not be accepted. All initial investments may be made using any of the following methods:

---------------------------------  ---------------------------------------------
By Mail                            Send your completed and signed
                                   application and check payable to ING
                                   Funds Trust by regular mail to:
                                        ING Funds
                                        P.O. Box 419416
                                        Kansas City, MO 64141-6416
                                   Or by express, registered, or certified
                                   mail to:
                                        ING Funds
                                        c/o DST Systems, Inc.
                                        333 W. 11th Street
                                        Kansas City, MO 64105
---------------------------------  ---------------------------------------------
Through an Authorized Broker or    Contact your broker or investment adviser
Investment Adviser                 for instructions on purchasing shares
                                   through their organizations. These
                                   organizations may impose additional
                                   requirements and charges for the services
                                   rendered.
---------------------------------  ---------------------------------------------
By Wire                            First contact the Funds at
                                   1-877-INFO-ING to obtain a fund account
                                   number and reference number for the wire.
                                   Then contact your bank and request it to
                                   wire federal funds to the applicable
                                   Fund. Your bank will normally charge you
                                   a fee for handling the transaction. The
                                   following wire instructions should be
                                   used:
                                        Investors Fiduciary Trust Company
                                        ABA 101003621
                                        A/C # 756-095-8
                                        Credit to [insert the ING Fund name]
                                        For Account of [insert your ING Fund
                                        account Number]
---------------------------------  ---------------------------------------------

     You may purchase additional shares after your account has been established using any of the following methods:

----------------------------------  --------------------------------------------
By Mail                             Send a check payable to ING Funds Trust,
                                    along with a remittance slip from a
                                    confirmation statement or with a letter of
                                    instructions including your account number
                                    and Fund name, to the appropriate address
                                    listed above.
----------------------------------  --------------------------------------------
Through an Authorized Broker or     Contact your broker or investment adviser.
Investment Adviser
----------------------------------  --------------------------------------------
By Wire                             Follow the instructions above for initial
                                    investments by wire.
----------------------------------  --------------------------------------------
By Automated Clearing House         Provided your bank is an ACH member, you may
(ACH) Transaction                   purchase additional Fund shares by
                                    transferring funds from your bank account.
                                    You may obtain the necessary authorization
                                    form by calling the Funds at 1-877-INFO-ING.
                                    Once the form is completed and returned to
                                    us, you may initiate a purchase by calling
                                    the Funds at 1-877-INFO-ING with the amount
                                    of your purchase.
----------------------------------  --------------------------------------------
ING Auto-Asset Accumulation         Plan This plan permits you to purchase Fund
                                    shares (minimum of $50 per transaction) at
                                    regular intervals by transferring funds from
                                    your bank account. Call the Funds at
                                    1-877-INFO-ING to obtain the necessary
                                    authorization form. The Funds reserve the
                                    right upon 30 days' written notice to make
                                    reasonable charges for this service.
----------------------------------  --------------------------------------------
Direct Deposit Plans                These plans permit you to purchase Fund
                                    shares (minimum of $50 per transaction) by
                                    having your employer automatically transfer
                                    a portion of your paycheck to the Funds.
                                    Social security recipients may have all or a
                                    portion of their social security check
                                    transferred automatically to purchase Fund
                                    shares. The Funds reserve the right upon 30
                                    days' written notice to make reasonable
                                    charges for this service.
----------------------------------  --------------------------------------------

                              HOW TO REDEEM SHARES

         You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

         The ING High Yield Real Estate Fund and ING Enhanced Capital Preservation Fund charge a redemption fee under certain conditions to discourage redemptions initiated by shareholders attempting to take advantage of interest rate movements. The ING High Yield Real Estate Fund will deduct a 1-% redemption fee from shares redeemed within six months of purchase. The ING Enhanced Capital Preservation Fund will deduct a 2.5% redemption fee, except for (i) redemptions made upon at least 12 months' prior written notice to the Fund, (ii) Plan participant initiated redemptions, (iii) your death or disability (as that term is defined in applicable provisions of Section 72 of the Code); (iv) your being at least age 59-1/2 if the aggregate amount of your total redemptions over the previous 364 days is less than 10% of the balance of your aggregate share value, as calculated on January 1 in the year of such redemption; and (v) the Fund exercising its right to liquidate accounts which are less than the minimum account size. Unlike CDSL, which is paid to the Distributor, the redemption fee is paid back to the Fund.

         When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

         Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

----------------------------------  --------------------------------------------
By Mail                                Send your instructions for
                                       redemption to the appropriate address. By regular mail to:
                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City MO 64141-6416
                                       Or by express, registered or certified
                                       mail to:
                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105

                                       Your instructions must include:
                                       - the name of the Fund and account number
                                         you are redeeming from
                                       - your name(s) and address as they appear
                                         on your account
                                       - the dollar amount or number of shares
                                         you wish to redeem
                                       - your signature(s) as it appears on your
                                         account
                                       - a signature guarantee, if required (see
                                         below)
----------------------------------  --------------------------------------------
By Telephone                        The telephone redemption privilege is
                                    available unless you specifically decline
                                    this option on your Account Application. To
                                    speak with a service representative, call
                                    1-877-INFO-ING and be prepared to give the
                                    representative your account number, social
                                    security number and account registration,
                                    the Fund name from which you are redeeming
                                    shares, and the amount to be redeemed. You
                                    may
----------------------------------  --------------------------------------------

----------------------------------  --------------------------------------------
                                    have redemption proceeds wired to your
                                    predesignated bank account or sent to your
                                    address of record. Telephone redemptions
                                    will be suspended for a period of 15 days
                                    following an address change.
----------------------------------  --------------------------------------------
By Wire                             You may instruct the Funds to send your
                                    redemption proceeds via a wire transmission
                                    to your bank. Your instructions should
                                    include: (1) your account number, social
                                    security number and account registration;
                                    (2) the Fund name from which you are
                                    redeeming shares; and (3) the amount to be
                                    redeemed. Your bank may charge you a fee for
                                    receiving a wire payment on your behalf.
----------------------------------  --------------------------------------------
Through an Authorized Broker or     You may redeem your shares by contacting
Investment Adviser                  your authorized broker or investment advisor
                                    and instructing him or her to redeem your
                                    shares. Your representative will then
                                    contact the Funds and place a redemption
                                    trade on your behalf. These organizations
                                    may impose certain restrictions on
                                    redemptions and may charge you a fee for the
                                    transaction.
----------------------------------  --------------------------------------------
By Systematic Withdrawal Plan       You may arrange to receive automatic cash
                                    payments (minimum $50) periodically. Call
                                    1-877-INFO-ING for more information and an
                                    enrollment form.
----------------------------------  --------------------------------------------
By Automated Clearing House (ACH)   Provided your bank is an ACH member, you may
Transaction                         request by telephone that redemption
                                    proceeds (minimum $500 per day) be
                                    transferred from your Fund account to your
                                    bank account. Holders of jointly registered
                                    Fund or bank accounts may redeem not more
                                    than $250,000 within any 30 day period under
                                    this procedure.
----------------------------------  --------------------------------------------
By Checkwriting (ING Money          A check redemption ($100 minimum / no
Market Funds only)                  maximum) feature is available to
                                    shareholders of the Money Market Funds only.
                                    Checks are free and a Checkwriting
                                    Authorization and Signature Card may be
                                    obtained by contacting the Funds at
                                    1-877-INFO-ING. Checks will be sent to you
                                    by first class mail upon receipt of a
                                    properly competed Authorization and
                                    Signature Card. You will be charged $20 for
                                    each check returned unpaid for insufficient
                                    funds.
----------------------------------  --------------------------------------------
Optional Insurance Benefit          Insurance companies, including certain
                                    companies affiliated with the Manager, may
                                    make certain life insurance coverage
                                    available to persons on whose behalf shares
                                    of the Funds are purchased. The benefits of
                                    this coverage payable at death will be
                                    related to the amounts paid to purchase
                                    shares and to the value of the shares held
                                    for the benefit of the insured persons. If
                                    you purchase such life insurance coverage,
                                    you will be required to authorize periodic
                                    redemptions of Fund shares to pay the
                                    premiums for such coverage. These
                                    redemptions will not be subject to CDSLs,
                                    but will have the same tax consequences as
                                    any other Fund redemptions. Certain
                                    restrictions apply. Call 1-877-INFO-ING for
                                    more information and application forms for
                                    this program.
----------------------------------  --------------------------------------------

         The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash. You may incur transaction costs associated with converting these securities to cash.

         Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and (2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds less any applicable contingent deferred sales load.

         Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

         -        redemptions by mail in excess of $50,000

         - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered

         - written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account

         - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days

         - requests to transfer the registration of shares to another owner

         - telephone exchange and telephone redemption authorization forms

         -        changes in previously designated wiring instructions

         - written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

         The foregoing requirements may be waived or modified upon notice to shareholders.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

         Except as described below, Class A shares of any Fund may be exchanged for Class A shares of any other Fund. Any sales load previously paid on the shares being exchanged will be credited toward the sales load payable on the shares being acquired.

         Except as described below, Class B shares and Class C shares of a Fund, as well as Class A shares subject to a contingent deferred sales load, may be exchanged, based on the per share net asset values, for the same class of shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.

         Shares of the ING Enhanced Capital Preservation Fund may not be exchanged for shares of any of the Money Market Fund offered in this prospectus.

         Your exchange will be processed at the next determined net asset value (or offering price, if there is a sales load) after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

         You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:

----------------------------------  --------------------------------------------
By Telephone                        You are automatically eligible to exchange
                                    shares by telephone unless you specifically
                                    decline this option on your Account
                                    Application. To speak with a service
                                    representative, call 1-877-INFO-ING. Be
                                    prepared to provide the representative with
                                    the following information:
                                       - your account number, social security
                                         number and account registration
                                       - the name of the Fund from and the Fund
                                         into which you wish to make the
                                         exchange
                                       - the dollar amount or the number of
                                         shares you wish to exchange
                                       Telephone exchanges will be suspended for
                                       a period of ten days following an address
                                       change.
----------------------------------  --------------------------------------------
By Mail                             Send a letter of instructions to the Funds
                                    which includes the following information:
                                       - the name of the Fund and the account
                                         number you are exchanging from
                                       - your name(s), address and social
                                         security number
                                       - the dollar amount or number of shares
                                         you wish to exchange
                                       - the name of the Fund you are exchanging
                                         into
                                       - your signature(s) as it appears on your
                                         account
                                    Send your instructions by regular mail to:
                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City MO 64141-6416
                                    Or by express, registered or certified mail
                                    to:
                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105
----------------------------------  --------------------------------------------
Auto-Exchange Privilege             The Auto-Exchange Privilege enables you to
                                    invest regularly, in exchange for shares of
                                    a Fund, in shares of other Funds of which
                                    you are a shareholder. The amount designated
                                    ($50 minimum) will be exchanged
                                    automatically according to the schedule you
                                    have selected. The right to exercise this
                                    privilege may be changed or terminated by
                                    the Funds upon 60 days' prior notice. For
                                    more information on this privilege or to
                                    obtain an Auto-Exchange Privilege
                                    Authorization Form, call the Funds at
                                    1-877-INFO-ING.
----------------------------------  --------------------------------------------

                                PRICING OF SHARES

         Each of the Funds prices its shares based on its net asset value. The Stock Funds and the Bond Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

         Pursuant to procedures adopted by the Board of Trustees, the fair value of a Wrapper Agreement ("Wrapper Value") entered into by the ING Enhanced Capital Preservation Fund generally will be equal to the difference between the "Book Value" and the market value (plus accrued interest on the underlying securities) of the portion of the Fund's assets covered by the Agreement ("Covered Assets"). Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement ("Crediting Rate"). The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

         Each of the Money Market Funds uses the amortized cost method to value its portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Money Market Funds, there can be no assurance that each Fund's net asset value can be maintained at $1.00 per share.

         Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.


                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Stock Funds will declare and pay these dividends annually, except for the ING Growth & Income Fund and the ING Balanced Fund, which will declare and pay dividends quarterly. Each of the Bond Funds and Money Market Funds will declare these dividends daily and pay these dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

         If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

         You may also elect to automatically invest dividends and distributions paid by a Fund in shares of any other ING Fund of which you are a shareholder. Shares of the other Fund will be purchased at that Fund's then-current net asset value.

         You may also elect to transfer electronically dividends and distributions paid by a Fund to your designated bank account if your financial institution is an Automated Clearing House member. Banks may charge a fee for the service.

         The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

                                      TAXES

         All Funds. Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

         Distributions by a Fund of its taxable net investment income and the excess, if any, of its net short-term capital gain over its net long-term capital loss are taxable to shareholders as ordinary income. Such distributions are treated as dividends for federal income tax purposes but may qualify for the 70% dividends-received deduction for corporate shareholders. Distributions by a Fund of the excess, if any, of its net long-term capital gain over its net short-term capital loss are designated as capital gain dividends and are taxable as long-term capital gains, regardless of the length of time you have held your shares.

         Distributions will be treated in the same manner for federal income tax purposes whether you receive them in cash or reinvest them in additional shares of the Fund. In general, distributions by a Fund are taxable to you in the year in which the distributions are made. However, certain distributions made during January will be treated as having been paid by a Fund and received by you on December 31 of the preceding year.

         Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. To the extent any Fund is liable for foreign income taxes withheld at the source, each Fund intends, if possible, to operate so as to meet the requirements of the Code to "pass through" to the Fund's shareholders credits for foreign income taxes paid, but there can be no assurance that any Fund will be able to do so.

         A redemption or an exchange of shares is a taxable transaction on which you may realize a gain or loss. Any gain or loss realized upon the sale or other disposition of shares of a Fund generally will be a capital gain or loss which will be long-term or short-term depending on how long you have held the shares. Any loss realized upon a sale or disposition of shares within six months from the date of their purchase will be treated as a long-term capital loss to the extent of any capital gain distributions received on such shares.

         Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

         You will be notified annually as to the federal tax status of distributions made by the Funds in which you invest. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of investing in shares of the Funds in your particular circumstances.

         ING National Tax-Exempt Bond Fund and ING National Tax-Exempt Money Market Fund. Provided that the ING National Tax-Exempt Bond Fund and ING National Tax-Exempt Money Market Fund comply with applicable requirements of the Code, dividends derived from interest on municipal securities will constitute exempt-interest dividends and will not be subject to federal income tax. Some portion of the exempt-interest dividends paid by the Funds could be treated as an item of "tax preference" for purposes of the alternative minimum tax. Under the Code, interest on certain types of municipal securities is designated as an item of tax preference for purposes of the alternative minimum tax on individuals and corporations. Therefore, if the Funds were to invest in such types of securities, you would be required to treat as an item of tax preference that part of the distributions by the Funds that is derived from interest income on such securities.

         Entities or persons who are "substantial users" (or persons related thereto), as defined in the Code, of facilities financed by municipal securities issued for certain private activities should consult their tax advisor before purchasing shares of the Funds.

         You are required to report the amount of tax-exempt interest received each year, including exempt-interest dividends paid by the Funds, on your federal income tax return. Exempt-interest dividends and other distributions paid by the Funds are included in the tax base for determining the taxability of social security or railroad retirement benefits. Interest on debt incurred to purchase or carry shares of the Funds may not be deductible for federal income tax purposes.


                          MORE INFORMATION ABOUT RISKS

         A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

         Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

         Investments in Foreign Securities (All Funds except ING Mortgage Income Fund, ING High Yield Real Estate Fund, ING National Tax-Exempt Bond Fund and the ING Money Market Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

         Each Fund that invests in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

         Emerging Market Investments (ING International Equity Fund, ING Emerging Markets Equity Fund and ING International Bond Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

         High Yield Securities (ING High Yield Bond Fund, ING High Yield Real Estate Fund and ING Intermediate Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher-grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

         Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

         U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

         Convertible Securities (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

         Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

         Restricted and Illiquid Securities (All Funds). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

         Mortgage-Related Securities (All Funds except ING National Tax-Exempt Bond Fund, ING U.S. Treasury Money Market Fund and ING National Tax-Exempt Money Market Fund). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

         Commercial Mortgage-Backed Securities (ING High Yield Real Estate Fund only). Investments in commercial mortgage-backed securities involve the credit risk of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such commercial mortgage-backed securities and the risks associated with direct ownership of real estate. This may be especially true in the case of commercial mortgage-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which inturn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes.

         While the credit quality of the securities in which the Fund invests will reflect the perceived appropriateness of future cash flows to meet operation expenses, the underlying commercial properties may not be able to continue to generate income to meet their operating expenses (mainly debt services, lease payments, capital expenditures and tenant improvements) as a result of any of the factors mentioned above. Consequently, the obligors under commercial mortgages may be unable to make payments of interest in a timely fashion, increasing the risk of default on a related commercial mortgage-backed security. In addition, the repayments of the commercial mortgage loans underlying commercial mortgage-backed securities will typically depend upon the future availability of financing and the stability of real estate property values.

         Most commercial mortgage loans are nonrecourse obligations of the borrower, meaning that the sole remedy of the lender in the event of a default is to foreclose upon the collateral. As a result, in the event of default by a borrower, recourse may be had only against the specific property pledged to secure the loan and not against the borrower's other assets. If borrowers are not able or willing to refinance of dispose of the property to pay the principal balance due at maturity, payments on the subordinated classes of the related commercial mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes may only be determined after a foreclosure of the mortgage encumbering the property and, if the mortgagee takes title to the property, upon liquidating of the property. Factors such as the title to the property, its physical condition and financial performance, as well as governmental disclosure requirements with respect to the condition of the property, may make a third party unwilling to purchase the property at a foreclosure sale or for a price sufficient to satisfy the obligations with respect to the related commercial mortgage-backed securities. The condition of a property may deteriorate during foreclosure proceedings. Certain obligors on underlying mortgages may become subject to bankruptcy proceedings, in which case the amount and timing of amounts due under the related commercial mortgage-backed securities may be materially adversely affected.

         In general, any losses on a given property, the lien on which is includes in a commercial mortgage-backed security, will be absorbed first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, and then by the "first loss" subordinated security holder to the extent of its principal balance. Because the Fund intends to invest in subordinated classes of commercial mortgage-backed securities, there can be no assurance that in the event of default and the exhaustion of equity support, the reserve fund and any debt classes junior to those in which the Fund invests, the Fund will be able to recover all of its investments in the securities purchased. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if the values subsequently decline, the Fund my effectively hold the "first loss" position in certain commercial mortgage-backed securities, ahead of the more senior debt holders, which may result in significant losses.

         Asset-Backed Securities (All Funds except ING National Tax-Exempt Bond Fund, ING U.S. Treasury Money Market Fund and ING National Tax-Exempt Money Market Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

         Derivatives (All Funds except the ING Money Market Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

         Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

         Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

         Borrowing (All Funds . Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

         Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

         Short Sales (ING International Equity Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund and ING High Yield Bond Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

         Investments in Small- and Mid-Capitalization Companies (All Stock Funds). Certain Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

         Non-diversified Investment Companies (ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Technology Fund, ING Quality of Life Fund, ING High Yield Real Estate Fund and ING International Bond Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

         Concentration (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Technology Fund, ING Global Real Estate Fund, ING High Yield Real Estate Fund and ING Quality of Life Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

         Fundamental and Non-Fundamental Policies. Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

         Percentage Investment Limitations. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

         Temporary Defensive Strategies. When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. When a Fund takes a temporary defensive strategy, it may limit the Fund's ability to achieve its investment objective.

         Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.


                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the Funds' financial performance for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by _________________________, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

MANAGER

  ING Mutual Funds Management Co. LLC
  1475 Dunwoody Drive
  West Chester,  PA 19380

SUB-ADVISERS

  Baring Asset Management, Inc.
  125 High Street
  Boston, MA 02110

  Baring International Investment Limited
  155 Bishopgate
  London, England EC2M 3XY

  Baring International Investment (Asia) Limited
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong

  ING Investment Management Advisors B.V.
  Schenkkade 65, 2595 AS
  The Hague, The Netherlands

  ING Investment Management LLC
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327

  Furman Selz Capital Management LLC
  230 Park Avenue
  New York, NY 10169

  Delta Asset Management
  333 South Grand Avenue
  Los Angeles, CA  90071

  CRA Real Estate Securities, L.P.
  259 Radnor-Chester Road
  Radnor, PA  19087

  Clarion Capital, LLC
  335 Madison Avenue
  New York, NY  10017

  ING Institutional Markets Capital
    Asset Management, LLC
  1290 Broadway
  Denver, CO  80203

DISTRIBUTOR

  ING Funds Distributor, Inc.
  1475 Dunwoody Drive
  West Chester,  PA 19380

CUSTODIAN

  Investors  Fiduciary Trust Co.
  801 Pennsylvania Street
  Kansas City, MO 64105

TRANSFER AGENT

  DST Systems, Inc.
  333 W. 11th Street
  Kansas City, MO 64105

INDEPENDENT AUDITORS

  _________________________
  _________________________
  _________________________

 LEGAL COUNSEL

  _________________________
  _________________________
  _________________________

Additional information about the Funds is included in the Statement of Additional Information ("SAI") which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

File No. 811-08895

                                   PROSPECTUS

                                February __, 2000


ING FUNDS TRUST
P. O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION:  1-877-INFO-ING OR 1-877-463-6464

CLASS X SHARES



STOCK FUNDS

         ING Large Cap Growth Fund
         ING Growth & Income Fund
         ING Mid Cap Growth Fund
         ING Small Cap Growth Fund
         ING Global Brand Names Fund
         ING International Equity Fund
         ING European Equity Fund
         ING Tax Efficient Equity Fund
         ING Tax Efficient Equity Value Fund
         ING Focus Fund
         ING Global Information Technology Fund
         ING Global Communications Fund
         ING Internet Fund
         ING Technology Fund
         ING Balanced Fund
         ING Emerging Markets Equity Fund
         ING Global Real Estate Fund
         ING Quality of Life Fund

BOND FUNDS

         ING Intermediate Bond Fund
         ING High Yield Bond Fund
         ING High Yield Real Estate Fund
         ING International Bond Fund
         ING Mortgage Income Fund
         ING Enhanced Capital Preservation Fund

MONEY MARKET FUNDS

         ING Money Market Fund
         ING U.S. Treasury Money Market Fund


         This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                                 [INSERT ING [LION LOGO] FUNDS]

                                TABLE OF CONTENTS

                                                                           Page

FUNDS AT A GLANCE.........................................................

STOCK FUNDS...............................................................
         ING Large Cap Growth Fund........................................
         ING Growth & Income Fund.........................................
         ING Mid Cap Growth Fund..........................................
         ING Small Cap Growth Fund........................................
         ING Global Brand Names Fund......................................
         ING International Equity Fund....................................
         ING European Equity Fund.........................................
         ING Tax Efficient Equity Fund....................................
         ING Tax Efficient Equity Value Fund..............................
         ING Focus Fund...................................................
         ING Global Information Technology Fund...........................
         ING Global Communications Fund...................................
         ING Internet Fund................................................
         ING Technology Fund..............................................
         ING Balanced Fund................................................
         ING Emerging Markets Equity Fund.................................
         ING Global Real Estate Fund......................................
         ING Quality of Life Fund.........................................

BOND FUNDS................................................................
         ING Intermediate Bond Fund.......................................
         ING High Yield Bond Fund.........................................
         ING High Yield Real Estate Fund..................................
         ING International Bond Fund......................................
         ING Mortgage Income Fund.........................................
         ING Enhanced Capital Preservation Fund...........................

MONEY MARKET FUNDS........................................................
         ING Money Market Fund............................................
         ING U.S. Treasury Money Market Fund..............................

FEES AND EXPENSES.........................................................

MANAGEMENT OF THE FUNDS...................................................

HOW TO PURCHASE SHARES....................................................

HOW TO REDEEM SHARES......................................................

EXCHANGE PRIVILEGE........................................................

PRICING OF SHARES.........................................................

DIVIDENDS AND DISTRIBUTIONS...............................................

TAXES.....................................................................

MORE INFORMATION ABOUT RISKS..............................................

FINANCIAL HIGHLIGHTS......................................................

                                FUNDS AT A GLANCE


STOCK FUNDS

The following Funds invest primarily in equity securities:

ING LARGE CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity
                           securities issued by companies with market capitalizations of more than $1 billion at the time of acquisition which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities.

ING GROWTH & INCOME FUND

Investment Objective:      High total return.

Main Investments:          A diversified portfolio of income-producing equity
                           securities.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities and income producing equity securities (for example, sensitivity to interest rate fluctuations).

ING MID CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by medium-sized companies (that is, companies with market capitalizations falling within the Russell Mid
                           Cap Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities. Investments in medium-sized companies may also experience greater volatility and risk of loss than customarily associated with larger, more established companies.

ING SMALL CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by smaller companies (that is, companies with market capitalizations falling within the Russell 2500
                           Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities. Investments in smaller companies may also experience greater volatility and risk of loss than customarily associated with medium sized companies or larger, more established companies.

ING GLOBAL BRAND NAMES FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of equity securities of
                           companies located throughout the world, including the United States, which in the Sub-Adviser's opinion have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING INTERNATIONAL EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING EUROPEAN EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           issuers which are principally traded in the European capital markets, or that derive a majority of their total revenues from either goods produced or services rendered within Europe, or that are organized under the laws of and have a principal office in a European country.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING TAX EFFICIENT EQUITY FUND

Investment Objective:      High total return on an after-tax basis.

Main Investments:          A diversified portfolio of equity securities and
                           instruments whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to defer the realization of accrued capital gains.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

ING TAX EFFICIENT EQUITY VALUE FUND

Investment Objective:      High total return on an after-tax basis.

Main Investments:          A diversified portfolio of equity securities and
                           instruments determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to defer the realization of accrued capital gains.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

ING FOCUS FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of 20 to 40 equity
                           securities which in the Sub-Adviser's opinion possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

ING GLOBAL INFORMATION TECHNOLOGY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           information technology companies located throughout the world, including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING GLOBAL COMMUNICATIONS FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           communications companies located throughout the world, including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in the communications sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING INTERNET FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of U.S. and non-U.S.
                           internet technology companies.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.


ING TECHNOLOGY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of U.S. and non-U.S.
                           internet technology companies.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING BALANCED FUND

Investment Objective:      High total return.

Main Investments:          A diversified portfolio of mid- and
                           large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities, as well as price volatility and other risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations.

ING EMERGING MARKETS EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           companies located in emerging market countries.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           The foregoing risks are often heightened for investments in developing or emerging markets.

ING GLOBAL REAL ESTATE FUND

Investment Objective:      High total return.

Main Investments:          A non-diversified portfolio of equity securities of
                           companies located throughout the world, including the United States, that are principally engaged in the real estate industry.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           The Fund will be further subject to risks specifically related to the real estate industry, including changes in the value of real estate and interest rate fluctuations.

ING QUALITY OF LIFE FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of equity securities of
                           U.S. and non-U.S. companies offering products and services helping persons live longer, healthier and happier lives.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund will also experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

BOND FUNDS

The following Funds invest primarily in fixed income securities:

ING INTERMEDIATE BOND FUND

Investment Objective:      A high level of current income consistent with the
                           preservation of capital and liquidity.

Main Investments:          A diversified portfolio of debt securities, with a
                           minimum average portfolio quality being investment grade, as discussed herein, and a dollar-weighted average maturity generally ranging between three and ten years.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Other factors may affect the market value and yield of the Fund's securities, including investor demand, changes in the financial condition of issuers of securities, and economic conditions.

ING HIGH YIELD BOND FUND

Investment Objective:      A high level of current income and total return.

Main Investments:          A diversified portfolio of high yield (high risk)
                           debt securities that are unrated or rated below investment grade, as discussed herein.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Lower-rated securities may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for high yield securities may be less liquid than the markets for higher-rated securities and may have an adverse effect on the market value of certain securities.

ING HIGH YIELD REAL ESTATE FUND

Investment Objective:      A high level of current income.

Main Investments:          A non-diversified portfolio of commercial
                           mortgage-backed securities, with a minimum average portfolio quality of at least "BB-".

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's commercial mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time. Furthermore, the Fund's commercial mortgage-backed securities are lower-rated and may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for such high yield securities may be less liquid than the markets for higher-rated securities and may have an adverse effect on the market value of certain securities.

ING INTERNATIONAL BOND FUND

Investment Objective:      High total return.

Main Investments:          A non-diversified portfolio of investment grade debt
                           securities of issuers located throughout the world, not including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund also will experience price volatility and risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

ING MORTGAGE INCOME FUND

Investment Objective:      Long-term income consistent with the preservation of
                           capital.

Main Investments:          A diversified portfolio of mortgage-backed securities
                           rated at least "A" or the equivalent.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time.

ING ENHANCED CAPITAL PRESERVATION FUND

Investment Objective:      A higher level of current income than that
                           of a money market fund, while seeking to preserve capital and maintain a stable net asset value per share.

Main Investments:          A diversified portfolio of debt
                           securities, with a minimum average portfolio quality of at least "A" and a dollar-weighted average duration generally ranging between two and one-half years and four and one-half years.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities. Although the Fund will enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies, which are utilized to stabilize the net asset value of the Fund, there is no assurance that the Fund will be able to maintain a perfectly stable net asset value.


MONEY MARKET FUNDS

The following Funds invest primarily in short-term, high quality debt instruments:

ING MONEY MARKET FUND

Investment Objective:      A high level of current income as is consistent with
                           the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

Main Investments:          A diversified portfolio of high quality, U.S.
                           dollar-denominated short-term debt securities which are determined by the Sub-Adviser to present minimal credit risks.

Main Risks:                The Fund's yield will vary. There can be no assurance
                           that the Fund will be able to maintain a stable net asset value of $1.00 per share.

ING U.S. TREASURY MONEY MARKET FUND

Investment Objective:      A high level of current income as is consistent with
                           liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

Main Investments:          A diversified portfolio of short-term U.S. Treasury
                           securities and repurchase agreements which are fully collateralized by U.S. Treasury securities.

Main Risks:                The Fund's yield will vary. There can be no assurance
                           that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                                   STOCK FUNDS

ING LARGE CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process that seeks to identify unrecognized growth and value in large capitalization stocks. The four steps are:

                  - First, proprietary quantitative screening models are employed to focus analysts on the most attractive stocks;

                  - Second, qualitative fundamental research is then applied to confirm the potential of the stock selection;

                  - Third, a relative return, valuation and risk analysis is conducted for the final portfolio construction process; and

                  - Finally, in-house traders use proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which generally have more stable prices than smaller companies.

         - Market Trends. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                      One Year       Since Inception (Dec. 15, 1998)
------------------------------------------------------------------------------------
Class X Shares                         xx.x%                      xx.x%
Standard & Poor's 500 Index *          xx.x%                      xx.x%
Lipper Growth Fund Avg. **             xx.x%                      xx.x%
------------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth Fund Avg. represents the simple average of the annual returns of growth mutual funds tracked by Lipper Analytical Services, Inc.

ING GROWTH & INCOME FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the Fund expects these investments to earn income. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, three-step investment process that seeks to identify growth at a reasonable price. The three steps are:

         - First, possible investments are identified through proprietary quantitative screens that evaluate companies for growth and valuation characteristics;

         - Second, fundamental research of financial characteristics, valuations and effects of macroeconomic trends on company fundamentals is then conducted; and

         - Third, risk controls are overlayed to monitor tracking error and sector weightings relative to the benchmark.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Changes in Interest Rates. The Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

         - Market Trends. From time to time, the stock market may not favor the income producing securities in which the Fund invests. Rather, the market could favor non-income producing large capitalization growth stocks, value stocks or small company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                      One Year    Since Inception (Dec. 15, 1998)
---------------------------------------------------------------------------------
Class X Shares                         xx.x%                xx.x%
Standard & Poor's 500 Index *          xx.x%                xx.x%
Lipper Growth and Income               xx.x%                xx.x%
Fund Avg. **
---------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth and Income Fund Avg. represents the simple average of the annual returns of growth and income mutual funds tracked by Lipper Analytical Services, Inc.


ING MID CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated A or better by Standard & Poor's Rating Group or

Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process combining technical analysis and fundamental research that seeks to identify companies with superior growth characteristics. The Sub-Adviser also follows certain self-imposed criteria in an attempt to manage risk.

         QUANTITATIVE ANALYSIS evaluates stocks based on:

         -        Market capitalizations

         -        Minimum stock price

         -        Trading history

         -        Trading volume

         -        Earnings growth

         -        Relative financial strength

         FUNDAMENTAL RESEARCH of individual companies emphasizes:

         -        Sustainable earnings growth

         -        Strong balance sheets

         -        Cash flow characteristics

         -        Reasonable valuations

         -        Quality management

         RISK MANAGEMENT discipline stresses:

         -        Remaining fully invested at all times

         -        Broad diversification among securities and industries

         -        Avoidance of IPOs and "concept high fliers"

         -        Strict adherence to established buy and sell criteria

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of mid-capitalization companies, which generally have less stable prices than larger companies.

         - Market Trends. From time to time, the stock market may not favor the mid-capitalization company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or stocks of larger or smaller companies, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                 One Year    Since Inception (Dec. 15, 1998)
------------------------------------------------------------------------------
Class X Shares                    xx.x%                   xx.x%
Russell Midcap Growth Index*      xx.x%                   xx.x%
Lipper Mid Cap Fund Avg. **       xx.x%                   xx.x%
------------------------------------------------------------------------------

* The Russell Midcap Growth Index measures the performance of midcap companies with higher price-to-book ratios and higher forecasted growth values.

** The Lipper Mid Cap Fund Avg. represents the simple average of the annual returns of mid-capitalization mutual funds tracked by Lipper Analytical Services, Inc.


ING SMALL CAP GROWTH FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a disciplined investment process that combines economic analysis and extensive company research to identify companies with superior long-term growth potential. The investment strategy of the Sub-Adviser is as follows:

         - Top-down economic and business analysis is used to develop themes to use in the development of the overall portfolio, which in turn helps identify specific stocks to consider.

         - Bottom-up company analysis is used to select the holdings for the Fund. A review of a firm's business model and management is conducted, as well as holding one-on-one meetings with senior executives of the firms. A valuation process is also applied to focus on a company's price-to-earnings ratios, earnings forecasts and cash flow.

         - Stocks that do not meet the expectations of the manager, either due to earnings disappointments or earnings that do not meet the manager's criteria, will be sold.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

         - Market Trends. From time to time, the stock market may not favor the small company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or large company stocks, or may not favor equities at all.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                  One Year   Since Inception (Dec. 15, 1998)
-----------------------------------------------------------------------------
Class X Shares                     xx.x%                 xx.x%
Russell 2500 Growth Index *        xx.x%                 xx.x%
Lipper Small Cap Fund Avg. **      xx.x%                 xx.x%
-----------------------------------------------------------------------------

* The Russell 2500 Growth Index measures the performance of small cap companies with lower price-to-book ratios and lower forecasted growth values.

** The Lipper Small Cap Fund Avg. represents the simple average of the annual returns of small-capitalization mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL BRAND NAMES FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser believes that well-established companies with strong brand names offer the following investment advantages:

               - First, demand for brand name products should rise as global consumer tastes become more homogenous;

               -    Second, economies of scale enhance profit potential;

               - Third, perception of product quality and reliability facilitates sales;

               - Fourth, greater recognition leads to brand loyalty; and o Finally, brand extensions provide opportunities for growth.

         The Sub-Adviser employs a two-tiered approach to structuring the Fund's portfolio. The first tier, which will comprise about 75% of the portfolio, is composed of core stocks with stable earnings development, low cyclicality, large market capitalizations and longer-term investment horizons. The second tier, which will comprise about 25% of the portfolio, is composed of companies possessing higher cyclicality, smaller market capitalizations and shorter-term investment horizons. This second tier is expected to provide the Fund with shorter-term performance benefits.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

          - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                 One Year      Since Inception (Dec. 15, 1998)
---------------------------------------------------------------------------------
Class X Shares                    xx.x%                     xx.x%
MSCI World Index *                xx.x%                     xx.x%
Lipper Global Fund Avg. **        xx.x%                     xx.x%
---------------------------------------------------------------------------------

* The MSCI World Index is a widely recognized, unmanaged index of developed stock markets around the world.

** The Lipper Global Fund Avg. represents the simple average of the annual returns of global mutual funds tracked by Lipper Analytical Services, Inc.

ING INTERNATIONAL EQUITY FUND

          INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries. With respect to certain countries, investments by the Fund may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of issuers located anywhere in the world, including the United States; corporate debt securities of any maturity which, at the time of investment, are rated at least AA+ by Standard & Poor's Rating Group or Aa2 by Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper;
and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process combining top-down country allocations with bottom-up fundamental research that seeks to identify companies which will provide superior relative returns. The four steps are:

               - First, quantitative analysis and fundamental research are employed to determine regional equity selection;

               - Second, allocations and weightings are determined consistent with the Sub-Advisers' outlook;

               - Third, portfolio stock selection within the selected geographical sectors based on comprehensive fundamental analysis is performed; and

               - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor stocks in markets to which the Fund is not exposed, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                        One Year     Since Inception (Dec. 15, 1998)
---------------------------------------------------------------------------------------
Class X Shares                           xx.x%                    xx.x%
MSCI EAFE Index *                        xx.x%                    xx.x%
Lipper International Fund Avg. **        xx.x%                    xx.x%
---------------------------------------------------------------------------------------

* The MSCI EAFE Index is a widely recognized, unmanaged index of developed stock markets in Europe, Australasia and the Far East.

** The Lipper International Fund Avg. represents the simple average of the annual returns of international mutual funds tracked by Lipper Analytical Services, Inc.


ING EUROPEAN EQUITY FUND

          INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total revenues from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: issuers located in any country throughout the world; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

               - First, liquidity screens rank stocks according to trading volume and relative liquidity.

               - Second, attractiveness screens are used to prioritize further fundamental research.

               - Third, fundamental analysis of cyclical and non-cyclical market sectors and companies is used to assess the degree of underpriced earnings or cash flow growth.

               - Fourth, portfolio weightings are determined within each sector.

               - Finally, risk controls provide ongoing monitoring of risk-reward relationships.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in markets to which the Fund is not exposed, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                       One Year      Since Inception (Dec. 15, 1998)
---------------------------------------------------------------------------------------
Class X Shares                          xx.x%                     xx.x%
FT-Europe Index *                       xx.x%                     xx.x%
Lipper Euro Region Fund Avg. **         xx.x%                     xx.x%
---------------------------------------------------------------------------------------

* The FT-Europe Index is a widely recognized, unmanaged index of European stock markets.

** The Lipper Euro Region Fund Avg. represents the simple average of the annual returns of European region mutual funds tracked by Lipper Analytical Services, Inc.

ING TAX EFFICIENT EQUITY FUND

          INVESTMENT OBJECTIVE. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

               - TOP-DOWN BUSINESS ENVIRONMENT ANALYSIS determines the outlook for market sectors and industries based on business cycle characteristics.

               - BOTTOM-UP COMPANY ANALYSIS searches for companies with improving fundamentals and accelerating growth.

               - VALUATION DISCIPLINE assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

         The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

          - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.


                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                       One Year      Since Inception (Dec. 15, 1998)
------------------------------------------------------------------------------------
Class X Shares                          xx.x%                     xx.x%
Standard & Poor's 500 Index *           xx.x%                     xx.x%
Lipper Growth Fund Avg. **              xx.x%                     xx.x%
------------------------------------------------------------------------------------

* The Standard and Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth Fund Avg. represents the simple average of the annual returns of growth mutual funds tracked by Lipper Analytical Services, Inc.

ING TAX EFFICIENT EQUITY VALUE FUND

          INVESTMENT OBJECTIVE. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices. Such companies generally will have one or more of the following attributes: (i) valuable fixed assets; (ii) valuable consumer or commercial franchises; (iii) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (iv) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (v) have recently changed management or control and have the potential for a "turnaround" in earnings. The Sub-Advisers will manage the Fund's portfolio in a manner that will attempt to defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Advisers believe to have superior appreciation potential.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify undervalued companies:

               - TOP-DOWN BUSINESS ENVIRONMENT ANALYSIS determines the outlook for market sectors and industries based on business cycle characteristics.

               - BOTTOM-UP COMPANY ANALYSIS searches for companies with improving fundamentals and accelerating growth.

               - VALUATION DISCIPLINE assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

         The Sub-Advisers attempt to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor growth stocks or small company stocks, or may not favor equities at all.

          - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Tax Efficient Equity Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING FOCUS FUND

          INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest in a portfolio of 20 to 40 equity securities. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated A or better by Standard & Poor's Rating Group or Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser seeks to invest the Fund in growth companies that are positioned to benefit from capitalizing on significant industry, regulatory, technological, and ownership changes. To find such companies, the Sub-Adviser looks for management teams with entrepreneurial spirit and a proven talent for creating value, with a focus on industries expected to drive change in other industries (for example, technology and financial services). The Sub-Adviser's investment strategy incorporates the following elements:

               - Bottom-up, fundamental research seeks to identify investment themes expected to improve returns on capital and drive earnings growth.

               - Analysis of individual companies identifies critical variables, including:
                    -- Business characteristics, including industry structure
                       and trends
                    -- Financial performance, both historical and projected -- Valuations in both absolute and relative terms

               - Ongoing monitoring of companies tracks changes in critical variables as well as price fluctuations.

               - Risk management discipline specifies limits on individual holdings and sector concentrations.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

          - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                       One Year        Since Inception (Dec. 15, 1998)
--------------------------------------------------------------------------------------
Class X Shares                          xx.x%                       xx.x%
Russell 1000 Index *                    xx.x%                       xx.x%
Multi-Cap Growth Fund Avg. **           xx.x%                       xx.x%
--------------------------------------------------------------------------------------

* The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, which represents greater than 90% of the investable U.S. equity market.

** The Multi-Cap Growth Fund Avg. represents the simple average of the annual returns of capital appreciation mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL INFORMATION TECHNOLOGY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalization companies that are well established in the information technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes, such as: shortage of bandwidth; the demand for systems management; specialized outsourcing; the need for security; growth of the internet; and opportunities for electronic commerce. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

     - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries.

          Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

     - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

     - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

     - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                       One Year     Since Inception (Dec. 15, 1998)
-----------------------------------------------------------------------------------
Class X Shares                          xx.x%                    xx.x%
Goldman Sachs Technology                xx.x%                    xx.x%
Industry Composite Index *
Lipper Science & Technology             xx.x%                    xx.x%
Fund Avg. **
-----------------------------------------------------------------------------------

* The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

** The Lipper Science & Technology Fund Avg. represents the simple average of the annual returns of science and technology mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL COMMUNICATIONS FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States.

         The Fund considers communications companies to be those which are engaged primarily in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectively, "communications activities"). A "communications company" is an entity in which (i) at least a majority of either its revenue or earnings was derived from communications activities, or (ii) at least a majority of its assets was devoted to communications activities based on the company's most recent fiscal year.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the Sub-Adviser believes that the stocks of large capitalization companies that are well established in the communications market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes, such as: [insert themes]. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

          - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

          - Governmental Regulation. Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Communications Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING INTERNET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet/virtual businesses or internet related consulting businesses, or that derive a majority of their revenue from business operations in internet related hardware, software or infrastructure industries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or non-internet technology company stocks, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

          - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

          - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund commenced operations on July 1, 1999, there is no performance information included in this Prospectus.

ING TECHNOLOGY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet/virtual businesses or internet related consulting businesses, or that derive a majority of their revenue from business operations in internet related hardware, software or infrastructure industries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or non-internet technology company stocks, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

          - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

          - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Technology Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING BALANCED FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments. Equity securities, which include common and preferred stocks, warrants and convertible securities, are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, which include investment grade corporate debt obligations and U.S. Government securities, are acquired for income and secondarily for capital appreciation. Money market instruments mature in 13 months or less from the date of purchase and include U.S. Government securities and corporate debt securities (including those subject to repurchase agreements), certificates of deposit, bankers acceptances and commercial paper. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. The Fund will operate as a diversified fund.

         The percentage of assets invested in equities, fixed income securities and money market instruments will vary from time to time depending upon the Sub-Adviser's judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Depending upon the Sub-Adviser's determination of market and economic conditions, investment emphasis may be placed on equities or fixed income securities. The allocation between equities and fixed income securities creates an opportunity for investors to receive competitive returns of capital growth and income while maintaining diversification. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income securities. The average maturity of the fixed income securities held by the Fund will normally approximate five years, although this will vary with changing market conditions.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

          - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Mid-capitalization stocks may experience greater volatility upon falling out of favor than large-capitalization stocks. In addition, when interest rates increase, the value of income producing equity securities may decrease.

          - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

               Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down.

               Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded.

               Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

               Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

          - Allocation Risk. The Sub-Adviser's judgment about the attractiveness and risk adjusted return potential of particular asset classes may prove to be wrong. By utilizing the balanced approach described herein, the Fund's net asset value may not rise as rapidly or as much as the stock market during cycles of rising stock prices.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Balanced Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING EMERGING MARKETS EQUITY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of emerging market issuers. The Fund will typically maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. With respect to certain countries, investments by the Fund may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity and without regard to rating; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process that seeks to identify unrecognized growth potential in stocks of emerging market issuers. The four steps are:

               - First, quantitative analysis and fundamental research are employed to determine regional equity selection;

               - Second, allocations and weightings are determined consistent with the Sub-Advisers' outlook;

               - Third, portfolio stock selection within the selected geographical sectors based on comprehensive fundamental analysis is performed; and

               - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies located in more developed countries, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Because the Fund invests primarily in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Emerging Markets Equity Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING GLOBAL REAL ESTATE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Advisers will select companies whose business it is to own, operate, develop and/or manage real estate. This portion of the portfolio will have investments located in at least three different countries including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Advisers use a disciplined two-step process for constructing portfolios that have been employed and enhanced over the past fifteen years.

               - First, the Sub-Advisers use a portfolio allocation process driven by systematic, top-down research evaluation of public and private property market trends and conditions to set established portfolio allocation targets by property type and geography.

               - Second, the Sub-Advisers use a proprietary Relative Value Analysis system incorporating quantitative and qualitative assessments of individual companies to identify superior current income and growth potential. The RVA examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

          - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

          - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING QUALITY OF LIFE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. quality of life companies. The Fund defines quality of life companies as those companies offering products and services helping persons live longer, healthier and happier lives. Such companies may include, but will not be limited to, companies engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences; companies engaged in providing entertainment services or equipment related to leisure time activities; and companies providing other services or products desired by the aging baby boomer population.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that quality of life companies will benefit from the aging baby boomer generation. The global consumption pattern is steadily changing as a result of an increase in wealth and a resulting increase in life expectancy. Especially in the developed countries, the population is rapidly aging. In the opinion of the Sub-Adviser this development will lend to a structural increase in healthcare spending. At the same time the growing group of aging people will have an increasing need for various services and more and new possibilities of leisure activities. People will be increasingly willing to invest in their quality of life aiming at longer, healthier and happier lives.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the healthcare, leisure and other industries benefiting from the aging baby boomer generation. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

          - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies within other sectors or industries, or may not favor equities at all.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

          - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

          - Industry Concentration. As a result of the Fund concentrating its assets in securities related to particular industries, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Quality of Life Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                   BOND FUNDS


ING INTERMEDIATE BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

         The Fund may invest the remainder of its assets in: convertible securities and preferred stocks; U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

               - First, ACTIVE DURATION MANAGEMENT attempts to capture incremental returns and control interest rate risk through moderate and gradual duration adjustments.

               - Second, YIELD CURVE STRATEGY helps determine risk/reward characteristics of different maturity classes.

               - Third, SECTOR/QUALITY SELECTION identifies value opportunities in improving or mispriced securities and sectors.

               - Fourth, SECURITY SELECTION STRATEGY emphasizes bonds that have attractive relative value within their sectors.

               - Finally, TRADING OPPORTUNITIES seek to take advantage of market inefficiencies to purchase bonds at prices below their intrinsic value.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

          - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

          - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

          - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

          - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

          - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                      One Year     Since Inception (Dec. 15, 1998)
----------------------------------------------------------------------------------
Class X Shares                         xx.x%                    xx.x%
Lehman Bros. Aggregate                 xx.x%                    xx.x%
  Index *
Lipper Intermediate Investment         xx.x%                    xx.x%
  Grade Debt Fund Avg. **
----------------------------------------------------------------------------------

* The Lehman Bros. Aggregate Index is a widely recognized, unmanaged index of publicly issued intermediate, fixed rate U.S. Government and investment grade corporate debt securities.

** The Lipper Intermediate Investment Grade Debt Fund Avg. represents the simple average of the annual returns of intermediate investment grade debt mutual funds tracked by Lipper Analytical Services, Inc.

ING HIGH YIELD BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income and total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating agency or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency. The Fund defines high yield bonds to include bank loans, payment-in-kind ("PIK") securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds, mortgage-backed and asset-backed debt obligations, structured debt obligations and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating agencies. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may very widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.

         Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objectives; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. A portion of the Fund's assets may be invested in mortgage-backed and asset-backed debt securities.

         The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary objectives, in which case the common stocks will be dividend-paying, or to achieve its secondary objective, in which the common stocks may not pay dividends.

         In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

          - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

               Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

               Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

               Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

               Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

               Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

          - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and PIK bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

          - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                          One Year   Since Inception (Dec. 15, 1998)
------------------------------------------------------------------------------------
Class X Shares                             xx.x%                  xx.x%
Lehman Bros. High Yield Index *            xx.x%                  xx.x%
Lipper High Current Yield Fund             xx.x%                  xx.x%
   Avg. **
------------------------------------------------------------------------------------

* The Lehman Bros. High Yield Index is a widely recognized, unmanaged index of high yield debt securities.

** The Lipper High Yield Fund Avg. represents the simple average of the annual returns of high yield mutual funds tracked by Lipper Analytical Services, Inc.


ING HIGH YIELD REAL ESTATE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 80% of its total assets in commercial mortgage backed securities. Commercial mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real commercial property. Generally, these securities are issued by private issuers without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's weighted average credit quality will be "BB-" or better at all times based on ratings from the nationally recognized credit rating agencies, or of comparable quality if unrated. Securities rated below B- may not exceed 20% of the Fund's total assets. All split rated securities will be accounted for at the lower rating.

         Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

         There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. The Fund will diversify its holdings so as not to be overly affected by a downturn in any specific region of the country, industry or property type. In that regard, with respect to the total collateral underlying the securities of the Fund: (i) no more than 33% shall be in any single state; (ii) no single property type shall constitute more than 75% of the collateral, provided, however, that office properties shall constitute no more than 50% of the collateral and hotel properties shall constitute no more than 50% of the collateral; (iii) no more than 50% of the Fund's assets at the time of purchase may be securities backed by single properties; and (iv) agricultural mortgage securities and non-agency single-family/residential mortgage-backed securities are limited to a maximum of 5% of the Fund's assets at all times. The Fund will not invest in interest only or principal only commercial commercial mortgage-backed securities.

         In determining the commercial mortgage backed securities that the Fund will acquire, the Sub-Adviser may consider, among other factors, the following: the characteristics of the underlying mortgage loans, including loan-to-value and debt service coverage ratios, loan seasoning and risks of refinancing; characteristics of the underlying properties, including diversity of the loan pool, occupancy and leasing rates and competitiveness in the pertinent market; economic, environmental and local considerations; deal structure, including historical performance of the originator, subordination percentages and reserve fund balances; and structural participants such as administrators and servicers.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

          - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

          - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

          - Default Risk. Obligors under commercial mortgages may be unable to make payments of interest and principal. This increases the risk of default on a related commercial mortgage-backed security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

          - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

          - Extension Risk. Slower than expected principal payments on a commercial mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

          - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING High Yield Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING INTERNATIONAL BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of international issuers which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated. This portion of the portfolio will have investments in at least three different countries outside of the United States. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Advisers' assessment of interest rate trends and other economic or market factors. Fixed income securities eligible for purchase by the Fund consist of:

               - securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities;

               - corporate bonds and debentures rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services);

               -    obligations of supranational entities;

               -    repurchase agreements involving the foregoing securities;

               -    loan participations;

               - short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a nationally recognized statistical rating agency; and

               -    swap agreements.

         Any remaining assets of the Fund may be invested in securities denominated in U.S. dollars or foreign currencies which are rated below investment grade (for example, rated at below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; obligations of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on the last published financial statements at the time of investment; mortgage-backed and asset-backed securities rated within the three highest rating categories by a nationally recognized statistical rating agency; receipts; and guaranteed investment contracts. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four step investment process that seeks to identify bond market sectors expected to provide high and sustainable real rates of return. The four steps are:

               - First, quantitative analysis and fundamental research are employed to develop international bond market rankings and currency outlook;

               - Second, country allocations, currency weightings and maturity profile are determined consistent with the Sub-Advisers' outlook;

               - Third, specific security selection within the selected geographical sectors and market sectors is performed; and

               - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

          - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

               Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

               Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

               Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

               Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

               Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

          - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

          - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                     One Year    Since Inception (Dec. 15, 1998)
--------------------------------------------------------------------------------
Class X Shares                        xx.x%                   xx.x%
Salomon Bros. World Gov't             xx.x%                   xx.x%
  Bond Index *
Lipper International Income           xx.x%                   xx.x%
  Fund Avg. **
--------------------------------------------------------------------------------

* The Salomon Bros. World Gov't Bond Index is a widely recognized, unmanaged index of securities issued by foreign governments.

** The Lipper International Income Fund Avg. represents the simple average of the annual returns of international income mutual funds tracked by Lipper Analytical Services, Inc.

ING MORTGAGE INCOME FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term income consistent with preservation of capital.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's investments will be rated, at the time of investment, "A" or better by a nationally recognized statistical rating agency, or of comparable quality if unrated.

         Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings in long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; however, the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of portfolio securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

          - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

          - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

          - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

          - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

          - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Mortgage Income Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING ENHANCED CAPITAL PRESERVATION FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a higher level of current income than that of a money market fund, while seeking to preserve capital and maintain a stable net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of varying short to intermediate-term maturities which at the time of purchase are rated BBB- or better by an NRSRO or, if not rated, are determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The Fund will seek to maintain a minimum average portfolio quality rating of "A." The dollar-weighted average duration of the Fund will generally range between two and one-half years and four and one-half years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes. Generally, the longer the duration, the more volatility an investor should expect. Because earlier payments on a debt security have a higher present value, the duration of a security (other than a zero-coupon security) will be less than the security's stated maturity.

         Any remaining assets may be invested in short term investments, including money market fund shares, bankers' acceptances, commercial paper, time deposits, certificates of deposit, and other instruments of foreign and domestic banks and thrift institutions that the Sub-Adviser believes are appropriate in light of the Fund's objective. Money market instruments must be rated A2 or better by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

         The Fund will also enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies ("Wrap Providers"), which are utilized to stabilize the net asset value of the Fund (the "Wrapper Agreements"). As a result of the Wrapper Agreements, the Fund's NAV should be substantially more stable than short to intermediate-term bond funds, though not fixed at $1.00 per share as is the case with money market funds. The reason for this is that the Wrapper Agreements require the Wrap Provider to make payments to the Fund which protect the Fund against declines in the value of its securities, whether such declines arise from interest rate changes, certain credit events affecting the securities issuers or, if applicable, credit enhancers of such securities or otherwise. In addition, by investing in a portfolio of securities with a longer duration, the Fund intends to achieve returns higher than that of money market funds over a similar period of time.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

          - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

          - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

          - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

          - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

          - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which would force the Fund to reinvest in lower yielding securities.

          - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

          - Wrapper Risk. The risks of Wrapper Agreements include the possible default by a Wrap Provider, the inability to obtain one or more replacement Wrapper Agreements, the failure of the Wrapper Agreements to cover all securities held by the Fund, the difficulty in valuing Wrapper Agreements due to their illiquid nature and the dependence on a limited number of available Wrap Providers.


PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Enhanced Capital Preservation Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                               MONEY MARKET FUNDS


ING MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

          Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

         The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

         The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

               - First, a formal list of high-quality issuers is actively maintained;

               - Second, securities of issuers on the approved list which meet maturity guidelines and are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating agencies, or by a single rating agency if a security is rated only by that agency, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

               - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

               - Finally, maturity decisions are made based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the

Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other Funds that do not limit their investments to the high-quality securities in which the Fund invests.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class X shares only. Sales loads are not reflected in the bar chart, and if sales loads were reflected, returns would be less than those shown.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999. The Fund's current and effective yield for the seven days ended December 31, 1999 were x.xx% and x.xx%, respectively.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                       One Year    Since Inception (Dec. 15, 1998)
---------------------------------------------------------------------------------
Class X Shares                          xx.x%                   xx.x%
IBC Money Fund Report First             xx.x%                   xx.x%
  Tier Average*
Lipper Money Market Fund                xx.x%                   xx.x%
  Average**
----------------------------------------------------------------------------------

* A weekly report tracking the performance, assets, average maturities and portfolio composition of over 1,300 taxable and tax-free money funds.

** The Lipper Money Market Fund Average represents the simple average of the annual returns of money market mutual funds tracked by Lipper Analytical Services, Inc.

ING U.S. TREASURY MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund will operate as a diversified fund and invest in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements which are fully collateralized by U.S. Treasury securities. The Fund may purchase U.S. Treasury securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

          Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

         Maturity decisions are made by the Sub-Adviser based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other Funds that do not limit their investments to the high-quality securities in which the Fund invests.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING U.S. Treasury Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                FEES AND EXPENSES

         The following tables describe the fees and expenses that you will pay if you buy and hold Class X shares of the Funds.

                                                     ING LARGE    ING GROWTH   ING MID CAP   ING SMALL    ING GLOBAL
                                                     ---------    ----------   -----------   ---------    ----------
                                                    CAP GROWTH     & INCOME       GROWTH    CAP GROWTH    BRAND NAMES
                                                    ----------     --------    -----------   ----------   -----------
                                                        FUND         FUND          FUND         FUND          FUND
                                                        ----         ----          ----         ----          ----
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............       NONE          NONE         NONE          NONE         NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............       NONE          NONE         NONE          NONE         NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or at the
  time of purchase)..............................       5.00%         5.00%        5.00%         5.00%        5.00%
Redemption Fee...................................       NONE          NONE         NONE          NONE         NONE
Exchange Fee.....................................       NONE          NONE         NONE          NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)
Management Fees..................................        0.75%         0.75%        1.00%         1.00%        1.00%
Distribution (12b-1) Fees........................        0.75%         0.75%        0.75%         0.75%        0.75%
Shareholder Servicing Fees.......................        0.25%         0.25%        0.25%         0.25%        0.25%
Other Expenses...................................        0.xx%         0.xx%        0.xx%         0.xx%        0.xx%
                                                       ------        ------       ------        ------       ------
TOTAL FUND OPERATING EXPENSES ...................        x.xx%         x.xx%        x.xx%         x.xx%        x.xx%
Fee Waiver and/or Reimbursements by Adviser (1)..        0.xx%         0.xx%        0.xx%         0.xx%        0.xx%
                                                       ------        ------       ------        ------       ------
NET EXPENSES ....................................        x.xx%         x.xx%        x.xx%         x.xx%        x.xx%
                                                       ======        ======       ======        ======       ======

        (1) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                                                                          ING GLOBAL
                                                                                                          ----------
                                                       ING           ING        ING TAX                   INFORMATION
                                                       ---           ---        -------                   -----------
                                                   INTERNATIONAL  EUROPEAN     EFFICIENT     ING FOCUS    TECHNOLOGY
                                                   -------------  --------     ---------     ---------    ----------
                                                   EQUITY FUND   EQUITY FUND   EQUITY FUND      FUND          FUND
                                                   -----------   -----------   -----------      ----          ----
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............      NONE          NONE          NONE         NONE          NONE
Maximum Sales Load Imposed on Reinvested
Dividends (as a percentage of offering price)....      NONE          NONE          NONE         NONE          NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or at the
  time of purchase)..............................       5.00%         5.00%        5.00%         5.00%        5.00%
Redemption Fee...................................       NONE          NONE         NONE          NONE         NONE
Exchange Fee.....................................       NONE          NONE         NONE          NONE         NONE
ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from Fund assets)
Management Fees..................................       1.25%         1.15%         0.80%        1.00%         1.25%
Distribution (12b-1) Fees........................       0.75%         0.75%         0.75%        0.75%         0.75%
Shareholder Servicing Fees.......................       0.25%         0.25%         0.25%        0.25%         0.25%
Other Expenses...................................       0.xx%         0.xx%         0.xx%        0.xx%         0.xx%
                                                      ------        ------        ------       ------        ------
TOTAL FUND OPERATING EXPENSES ...................       x.xx%         x.xx%         x.xx%        x.xx%         x.xx%
Fee Waiver and/or Reimbursements by Adviser (1)..       0.xx%         0.xx%        0.xx%         0.xx%         0.xx%
                                                      ------        ------       ------        ------        ------
NET EXPENSES ....................................       x.xx%         x.xx%        x.xx%         x.xx%         x.xx%
                                                      ======        ======       ======        ======        ======


        (1) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                                                             ING
                                                                                             ---
                                                                                 ING        GLOBAL
                                                                                 ---        ------
                                                          ING         ING      EMERGING      REAL         ING
                                                          ---         ---      --------      ----         ---
                                                       INTERNET    BALANCED    MARKETS      ESTATE      QUALITY OF
                                                       --------    --------    -------      ------      ----------
                                                         FUND        FUND        FUND        FUND       LIFE FUND
                                                         ----        ----        ----        ----       ---------
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............         NONE        NONE        NONE        NONE        NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............         NONE        NONE        NONE        NONE        NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or at the time
  of purchase)...................................         5.00%       5.00%       5.00%       5.00%       5.00%
Redemption Fee...................................         NONE        NONE        NONE        NONE        NONE
Exchange Fee.....................................         NONE        NONE        NONE        NONE        NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)
Management Fees..................................         1.25%       0.80%       1.25%       1.00%       1.00%
Distribution (12b-1) Fees........................         0.75%       0.75%       0.75%       0.75%       0.75%
Shareholder Servicing Fees.......................         0.25%       0.25%       0.25%       0.25%       0.25%
Other Expenses (1)...............................         0.xx%       0.xx%       x.xx%       0.xx%       0.xx%
                                                        ------      ------       -----       -----       -----
TOTAL FUND OPERATING EXPENSES ...................         x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
Fee Waiver and/or Reimbursements by Adviser (2)..         0.xx%       0.xx%       x.xx%       0.xx%       0.xx%
                                                        ------      ------       -----       -----       -----
NET EXPENSES ....................................         x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                        ======      ======       =====       =====       =====


     (1) Other expenses are based on estimated amounts for the current fiscal year.

     (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                        ING TAX
                                                        -------
                                                       EFFICIENT     ING GLOBAL       ING         ING         ING
                                                       ---------     ----------       ---         ---         ---
                                                        EQUITY      TELECOMMUNIC    INTERNET      CMBS       STABLE
                                                        ------      ------------    --------      ----       ------
                                                       VALUE FUND   ATIONS FUND       FUND        FUND      VALUE FUND
                                                       ----------   -----------       ----        ----      ----------
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............         5.75%         5.75%         5.75%       5.75%       5.75%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............         NONE          NONE          NONE        NONE        NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or at the time
  of purchase)...................................         NONE(1)        NONE(1)       NONE(1)     NONE(1)     NONE(1)
Redemption Fee...................................         NONE           NONE          NONE        1.00%(2)    2.50%(3)
Exchange Fee.....................................         NONE           NONE          NONE        NONE        NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)
Management Fees..................................          0.80%         1.25%         1.25%       0.65%       0.40%
Distribution (12b-1) Fees........................          0.75%         0.75%         0.75%       0.75%       0.75%
Shareholder Servicing Fees.......................          0.25%         0.25%         0.25%       0.25%       0.25%
Other Expenses (4)...............................          0.xx%         0.xx%         0.xx%       x.xx%       0.xx%
                                                         ------        ------         -----        ----       -----
TOTAL FUND OPERATING EXPENSES ...................          x.xx%         x.xx%         x.xx%       x.xx%       x.xx%
Fee Waiver and/or Reimbursements by Adviser (5)..          0.xx%         0.xx%         0.xx%       x.xx%       0.xx%
                                                         ------        ------         -----        ----       -----
NET EXPENSES ....................................          x.xx%         x.xx%         x.xx%       x.xx%       x.xx%
                                                         ======        ======         =====        ====       =====

     (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

     (2)  Applied to shares redeemed within six months of purchase.

     (3) Redemptions made upon certain conditions are not subject to the redemption fee. See "How to Redeem Shares - Redemption Fees" in this Prospectus.

     (4) Other expenses are based on estimated amounts for the current fiscal year.

     (5) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".


                                                                                                                      ING U.S.
                                                                                                                      --------
                                                                                              ING                    TREASURY
                                                                                              ---                    --------
                                                      ING        ING HIGH        ING        MORTGAGE   ING MONEY      MONEY
                                                      ---        --------        ---        --------   ---------      -----
                                                  INTERMEDIATE    YIELD       INTERNATIONAL  INCOME       MARKET      MARKET
                                                  ------------    -----       -------------  ------       ------      ------
                                                    BOND FUND    BOND FUND     BOND FUND      FUND        FUND        FUND
                                                    ---------    ---------     ---------      ----        ----        ----
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............     NONE          NONE        NONE           NONE       NONE        NONE
Maximum Sales Load Imposed on Reinvested
  Dividends (as a percentage of offering price)..     NONE          NONE        NONE           NONE       NONE        NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or at the
  time of purchase)..............................     5.00%         5.00%       5.00%          5.00%      5.00%       5.00%
Redemption Fee...................................     NONE          NONE        NONE           NONE       NONE        NONE
Exchange Fee.....................................     NONE          NONE        NONE           NONE       NONE        NONE
ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from Fund assets)
Management Fees..................................     0.50%         0.65%       1.00%          0.50%      0.25%       0.25%
Distribution (12b-1) Fees........................     0.75%         0.75%       0.75%          0.75%      0.75%       0.75%
Shareholder Servicing Fees.......................     0.25%         0.25%       0.25%          0.25%      0.25%       0.25%
Other Expenses (1)...............................     0.xx%         0.xx%       0.xx%          0.xx       0.xx%       0.xx%
                                                     -----         -----       -----         ------     ------      ------
TOTAL FUND OPERATING EXPENSES ...................     x.xx%         x.xx%       x.xx%          x.xx%      x.xx%       x.xx%
Fee Waiver and/or Reimbursements by Adviser (2)..     0.xx%         0.xx%       0.xx%          0.xx%      0.xx%       0.xx%
                                                     -----         -----       -----         ------     ------      ------
NET EXPENSES ....................................     x.xx%         x.xx%       x.xx%          x.xx%      x.xx%       x.xx%
                                                     =====         =====       =====         ======     ======      ======


     (1) Other expenses for the ING Mortgage Income Fund and the ING U.S. Treasury Money Market Fund are based on estimated amounts for the current fiscal year.

     (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

                    - you invest $10,000 in Class X shares of each Fund for the time period indicated;

                    -    your investment has a 5% return each year;

                    - the Fund's operating expenses remain the same except for the expiration of the expense waiver and reimbursements by the Adviser which will end on October 31, 2000;

                    - you redeem all of your shares at the end of the time period indicated; and

                    - with regard to the ING High Yield Real Estate Fund and ING Enhanced Capital Preservation Fund, the shares redeemed are not subject to the redemption fee.

The Examples also reflect your receipt of additional Bonus Shares (see "How to Purchase Shares" for a discussion of Bonus Shares). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                              1 year        3 years      5 years    10 years
                                              ------        -------      -------    --------
STOCK FUNDS

ING Large Cap Growth Fund                       $___        $___        $___        $_____

ING Growth & Income Fund                        $___        $___        $___        $_____

ING Mid Cap Growth Fund                         $___        $___        $___        $_____

ING Small Cap Growth Fund                       $___        $___        $___        $_____

ING Global Brand Names Fund                     $___        $___        $___        $_____

ING International Equity Fund                   $___        $___        $___        $_____

ING European Equity Fund                        $___        $___        $___        $_____

ING Tax Efficient Equity Fund                   $___        $___        $___        $_____

ING Tax Efficient Equity Value Fund             $___        $___

ING Focus Fund                                  $___        $___        $___        $_____

ING Global Information Technology Fund          $___        $___        $___        $_____

ING Global Communications Fund                  $___        $___

ING Internet Fund                               $___        $___

ING Technology Fund                             $___        $___

ING Balanced Fund                               $___        $___

ING Emerging Markets Equity Fund                $___        $___

ING Global Real Estate Fund                     $___        $___

ING Quality of Life Fund                        $___        $___

BOND FUNDS

ING Intermediate Bond Fund                      $___        $___        $___        $_____

ING High Yield Bond Fund                        $___        $___        $___        $_____

ING High Yield Real Estate Fund                 $___        $___

ING International Bond Fund                     $___        $___        $___        $_____

ING Mortgage Income Fund                        $___        $___

ING Enhanced Capital Preservation Fund          $___        $___

MONEY MARKET FUNDS

ING Money Market Fund                           $___        $___        $___        $_____

ING U.S. Treasury Money Market Fund             $___        $___


You would pay the following expenses if you did not redeem your shares:


                                                1 year     3 years     5 years     10 years
                                                ------     -------     -------     --------
STOCK FUNDS

ING Large Cap Growth Fund                       $___        $___        $___        $_____

ING Growth & Income Fund                        $___        $___        $___        $_____

ING Mid Cap Growth Fund                         $___        $___        $___        $_____

ING Small Cap Growth Fund                       $___        $___        $___        $_____

ING Global Brand Names Fund                     $___        $___        $___        $_____

ING International Equity Fund                   $___        $___        $___        $_____

ING European Equity Fund                        $___        $___        $___        $_____

ING Tax Efficient Equity Fund                   $___        $___        $___        $_____

ING Tax Efficient Equity Value Fund             $___        $___

ING Focus Fund                                  $___        $___        $___        $_____

ING Global Information Technology Fund          $___        $___        $___        $_____

ING Global Communications Fund                  $___        $___

ING Internet Fund                               $___        $___

ING Technology Fund                             $___        $___

ING Balanced Fund                               $___        $___

ING Emerging Markets Equity Fund                $___        $___

ING Global Real Estate Fund                     $___        $___

ING Quality of Life Fund                        $___        $___

BOND FUNDS

ING Intermediate Bond Fund                      $___        $___        $___        $_____

ING High Yield Bond Fund                        $___        $___        $___        $_____

ING High Yield Real Estate Fund                 $___        $___

ING International Bond Fund                     $___        $___        $___        $_____

ING Mortgage Income Fund                        $___        $___

ING Enhanced Capital Preservation Fund          $___        $___

MONEY MARKET FUNDS

ING Money Market Fund                           $___        $___        $___        $_____

ING U.S. Treasury Money Market Fund             $___        $___

                             MANAGEMENT OF THE FUNDS

         The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $ ____ million in assets.

         The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages ___ investment portfolios, including the Funds, encompassing a broad range of investment objectives.

         Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

               FUND                                          ADVISORY FEE
               ING Large Cap Growth Fund                        0.75%
               ING Growth & Income Fund                         0.75%
               ING Mid Cap Growth Fund                          1.00%
               ING Small Cap Growth Fund                        1.00%
               ING Global Brand Names Fund                      1.00%
               ING International Equity Fund                    1.25%
               ING European Equity Fund                         1.15%
               ING Tax Efficient Equity Fund                    0.80%
               ING Tax Efficient Equity Value Fund              0.80%
               ING Focus Fund                                   1.00%
               ING Global Information Technology Fund           1.25%
               ING Global Communications Fund                   1.25%
               ING Internet Fund                                1.25%
               ING Technology Fund                              1.25%
               ING Balanced Fund                                0.80%
               ING Emerging Markets Equity Fund                 1.25%
               ING Global Real Estate Fund                      1.00%
               ING Quality of Life Fund                         1.00%
               ING Intermediate Bond Fund                       0.50%
               ING High Yield Bond Fund                         0.65%
               ING High Yield Real Estate Fund                  0.65%
               ING International Bond Fund                      1.00%
               ING Mortgage Income Fund                         0.50%
               ING Enhanced Capital Preservation Fund           0.40%
               ING Money Market Fund                            0.25%
               ING U.S. Treasury Money Market Fund              0.25%

         Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

                           FUND                                        SUB-ADVISER
         ING Large Cap Growth Fund                   Baring Asset Management, Inc.
         ING Growth & Income Fund                    ING Investment Management, LLC
         ING Mid Cap Growth Fund                     Furman Selz Capital Management LLC
         ING Small Cap Growth Fund                   Furman Selz Capital Management LLC *
         ING Global Brand Names Fund                 ING Investment Management Advisors B.V.
         ING International Equity Fund               Baring Asset Management, Inc. / Baring
                                                     International Investment Limited / Baring
                                                     International Investment (Asia) Limited
         ING European Equity Fund                    ING Investment Management Advisors B.V.
         ING Tax Efficient Equity Fund               Delta Asset Management
         ING Tax Efficient Equity Value Fund         Delta Asset Management/
                                                     Furman Selz Capital Management LLC
         ING Focus Fund                              Furman Selz Capital Management LLC
         ING Global Information Technology Fund      ING Investment Management Advisors B.V.
         ING Global Communications Fund              ING Investment Management Advisors B.V.
         ING Internet Fund                           ING Investment Management Advisors B.V.
         ING Technology Fund                         ING Investment Management Advisors B.V.
         ING Balanced Fund                           Furman Selz Capital Management LLC
         ING Emerging Markets Equity Fund            Baring Asset Management, Inc. / Baring
                                                     International Investment Limited / Baring
                                                     International Investment (Asia) Limited
         ING Global Real Estate Fund                 ING Investment Management Advisors B.V.
                                                     /CRA Real Estate Securities L.P.
         ING Quality of Life Fund                    ING Investment Management Advisors B.V.
         ING Intermediate Bond Fund                  ING Investment Management, LLC
         ING High Yield Bond Fund                    ING Investment Management, LLC
         ING High Yield Real Estate Fund             Clarion Capital, LLC
         ING International Bond Fund                 Baring Asset Management, Inc. / Baring
                                                     International Investment Limited / Baring
                                                     International Investment (Asia) Limited
         ING Enhanced Capital Preservation Fund      ING Institutional Markets Capital Asset
                                                     Management, LLC
         ING Mortgage Income Fund                    ING Investment Management, LLC
         ING Money Market Fund                       ING Investment Management, LLC
         ING U.S. Treasury Money Market Fund         ING Investment Management, LLC

* Prior to November 1, 1999, Baring Asset Management, Inc. acted as sub-adviser to the ING Small Cap Growth Fund.

     Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAM") serves as sub-adviser to the ING Large Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring International Investment (Asia) Limited ("BIAL"), to the ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING International Bond Fund. BAM is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BIAL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAM, BIIL and BIAL, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

    The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $xx.x billion of assets.

    The figures following show past performance of BAM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund. The performance is not necessarily representative of the past performance of BAM's management team or any individual of the team. Information presented is based on performance data provided by BAM. The past performance does not represent the ING Large Cap Growth Fund's performance. The table shows the total returns for a composite of the actual performance of large cap growth accounts managed by BAM for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for the ING Large Cap Growth Fund's Class X shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

    The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Large Cap Growth Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

LARGE CAP GROWTH COMPOSITE

                          Class X         S&P 500 Index
                        -----------    ------------------
1 Year
3 Years
5 Years
10 Years

    The figures following show past performance of BAM, BIIL and BIAL (the "Co-Sub-Advisers") in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund and the ING International Bond Fund. The performance is not necessarily representative of the past performance of the Co-Sub-Advisers' management teams or any individual of the teams. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the performance of the ING International Equity Fund or the ING International Bond Fund. The tables show the total returns for a composite of the actual performance of international equity accounts and international fixed income accounts managed by the Co-Sub-Advisers for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for each Fund's Class X shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index and the Salomon Brothers World Government Bond Non-U.S. Dollar Index ("SWGB ex-US$ Index"), respectively, each an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

    The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund and the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING International Equity Fund or the ING International Bond Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

INTERNATIONAL EQUITY COMPOSITE


                              Class X           MSCI EAFE Index
                              -------           ---------------
1 Year
3 Years
5 Years
10 Years


INTERNATIONAL BOND COMPOSITE

                              Class X         SWGB ex-U.S.$ Index
                              -------         -------------------
1 Year
3 Years
5 Years
10 Years


    ING Investment Management LLC. ING Investment Management, LLC ("IIM") serves as sub-adviser to the ING Growth and Income Fund, the ING Intermediate Bond Fund, the ING High Yield Bond Fund, the ING Mortgage Income Fund, the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $xx.x billion. IIM also advises other registered investment companies.

    ING Investment Management Advisors B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, the ING Global Communications Fund, and the ING Technology Fund and the ING Quality of Life Fund. IIMA also serves as co-sub-adviser with CRA Real Estate Securities, L.P. to the ING Real Estate Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $xxx billion as of December 31, 1999.

    The figures following show past performance of IIMA in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Global Communications Fund. The performance is not necessarily representative of the past performance of IIMA's management team or any individual of the team. Information presented is based on performance data provided by IIMA. The past performance does not represent the ING Global Communications Fund's performance. The table shows the total returns for a composite of the actual performance of global communications accounts managed by IIMA for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for the ING Global Communications Fund's Class X shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI Telecommunications Index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

    The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Global Communications Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Global Communications Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

GLOBAL COMMUNICATIONS COMPOSITE

                              Class X                  MSCI
                                                TELECOMMUNICATIONS
                                                       Index
1 Year
3 Years
5 Years
10 Years


    Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund and the ING Balanced Fund. FSCM also serves as co-sub-adviser with Delta Asset Management to the ING Tax Efficient Equity Value Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $x.xx billion

    Delta Asset Management. Delta Asset Management ("Delta") serves as sub-adviser to the ING Tax Efficient Equity Fund and acts as co-sub-adviser with FSCM to the ING Tax Efficient Equity Value Fund. Delta is located at 333 South Grand Avenue, Los Angeles, CA 90071. Delta is a division of Furman Selz Capital Management LLC, an investment management firm providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $x.xx billion

    CRA Real Estate Securities, L.P. CRA Real Estate Securities, L.P ("CRA") serves as co-sub-adviser to the ING Global Real Estate Fund. CRA is located at 259 Radnor-Chester Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $x.xx million.

    Clarion Capital, LLC. Clarion Capital, LLC ("Clarion") serves as sub-adviser to the ING High Yield Real Estate Fund. Clarion is located at 335 Madison Avenue, New York, New York 10017. Clarion is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $x.xx billion.

    The figures following show past performance of Clarion in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING High Yield Real Estate Fund. The performance is not necessarily representative of the past performance of Clarion's management team or any individual of the team. Information presented is based on performance data provided by Clarion. The past performance does not represent the ING High Yield Real Estate Fund's performance. The table shows the total returns for a composite of the actual performance of a mutual fund with a substantially similar investment objective and policies managed by Clarion for various periods ended December 31, 1999, as adjusted for the annualized expenses for the ING High Yield Real Estate Fund's Class X shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Lehman Brothers Aggregate Bond Index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

    The information should not be considered a prediction of the future performance of the ING High Yield Real Estate Fund. The actual performance may be higher or lower than that shown.

    The figures following show past performance of Clarion in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING

High Yield Real Estate Fund. The performance is not necessarily representative of the past performance of Clarion's management team or any individual of the team. Information presented is based on performance data provided by Clarion. The past performance does not represent the ING High Yield Real Estate Fund's performance. The table shows the total returns for a composite of the actual performance of global communications accounts managed by Clarion for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for the ING High Yield Real Estate Fund's Class X shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Lehman Brothers Aggregate Bond Index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

    The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING High Yield Real Estate Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING High Yield Real Estate Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

COMMERCIAL MORTGAGE-BACKED SECURITY MUTUAL FUND

                              Class X           Lehman Brothers
                                                Aggregate Bond
                                                     Index
1 Year
3 Years
5 Years
10 Years


    ING Institutional Markets Capital Asset Management, LLC. ING Institutional Markets Capital Asset Management, LLC ("ING Capital Markets") serves as sub-adviser to the ING Enhanced Capital Preservation Fund. ING Capital Markets is located at 1290 Broadway, Denver, Colorado 80203. ING Capital Markets is a newly registered Investment Adviser.

         Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

         ING Large Cap Growth Fund. Mr. William Thomas has primary responsibility for managing the Fund and is head of an eleven-member team of investment professionals. The team has an average of 20 years investment experience. Mr. Thomas has been an investment professional with BAM since 1987 and has over 25 years of investment experience.

         ING Growth & Income Fund. Mr. Martin Jansen and Mr. David Kushner have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. Mr. Jansen and Mr. Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 20 years of investment experience.

         ING Mid Cap Growth Fund. Mr. Matthew Price and Mr. David Campbell have primary responsibility for managing the Fund and co-head a four-member team of investment professionals. The average experience of the team is 25 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 19 years of experience.

         ING Small Cap Growth Fund. Mr. George J. Paoletti has primary responsibility for managing the Fund. Mr. Paoletti has been employed by FSCM since 1999 and has 7 years of investment experience. Before joining FSCM, Mr. Paoletti was a portfolio manager with Morgan Stanley

         Dean Witter Advisors (1997-1999), a senior equity analyst with Fred Alger Management (1995-1997) and an equity analyst with Off Wall Street Consulting (1992-1995).

         ING Global Brand Names Fund. Mr. Herman Kleeven has primary responsibility for managing the Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

         ING International Equity Fund. Mr. James Williams and Mr. Hayes Miller have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. The team utilizes the resources of the regional equity teams of the co-Sub-Advisers. The average experience of the team is 23 years. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has over 25 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 19 years of investment experience.

         ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight-member team of investment professionals. The average experience of the team is nine years. Mr. Van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

         ING Tax Efficient Equity Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience.

         ING Tax Efficient Equity Value Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan of Delta have primary responsibility for managing the Fund's large capitalization securities. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience. Mr. ___ and Mr. ____ of FSCM have primary responsibility for managing the Fund's small and mid-capitalization securities. Mr. ___ and Mr. ____ have been investment professionals with FSCM since 19__ and each have over __ years of investment experience.

         ING Focus Fund. Mr. Adrian Jones and Mr. Michael Kass have primary responsibility for managing the Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has thirteen years of investment experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Management Division.

         ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

         ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund and heads a ___ member team of investment professionals. Mr. Hayes has been employed by IIMA and its affiliates since 19__ and has __ years of investment experience.

         ING Internet Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

         ING Technology Fund. Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

         ING Balanced Fund. Mr. Robert Schonbrunn, Mr. Alan Segars, Mr. Adrian Jones and Mr. Michael Kass, a team of investment professionals with an average of 17 years of investment experience, manage the Fund. Messrs. Schonbrunn and Segars are responsible for the fixed income portion of the Fund and Messrs. Jones and Kass are responsible for the equity portion of the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 13 years of investment experience.

         ING Emerging Markets Fund. Mr. Rory Landman heads a team of 29 investment professionals in managing the Fund in conjunction with the regional equity teams of the Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 12 years of investment experience.

         ING Global Real Estate Fund. Mr. Michael Lipsch heads a team of investment professionals with responsibility for managing the non U.S. securities held by the Fund. Mr. Lipsch has been with IIMA since 1997 and has 10 years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands. With regard to the management of the U.S. securities held by the Fund, Kenneth D. Campbell and T. Ritson Ferguson, CFA have shared primary responsibility. Mr. Campbell has been with CRA and its predecessors since 1969 and has 19 years of investment experience. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience.

         ING Quality of Life Fund. A team of two investment professionals, led by Mr. Herman Kleeven, manages the Fund. This team is supported by the global equity team of IIMA and its affiliates. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has eight years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

         ING Intermediate Bond Fund. Mr. James Kauffman, with 12 years of investment experience, leads a team of three investment professionals in managing the Fund.

         ING High Yield Bond Fund. Mr. Robert Bowman, with more than 20 years of investment experience, leads a team of five investment professionals in managing the Fund. Mr. Bowman has been a Senior Vice President and Managing Director at IIM since 19__.

         ING High Yield Real Estate Fund. Mr. Frank L. Sullivan, Jr. and Mr. Daniel Heflin have primary responsibility for managing the Fund. Mr. Sullivan has been an investment professional with Clarion since 1984 and has over 25 years of real estate investment experience. Mr. Heflin has been an investment professional with Clarion since 1995 and has over 12 years of fixed income investment experience.

         ING International Bond Fund. Mr. Paul Thursby, with 19 years of investment experience, leads a team of eight investment professionals in managing the Fund. The team has an average of 18 years of investment experience. Mr. Thursby has been an investment professional with BIIL since 1981.

         ING Mortgage Income Fund. Mr. Jeffrey Seel, with more than 20 years of investment experience, leads a team of investment professionals in managing the Fund. Mr. Seel has been an investment professional with IIM since 19__.

         ING Enhanced Capital Preservation Fund. Mr. T. Kirby Brown, Jr., with 11 years of investment experience, leads a team of four investment professionals in managing the Fund. Mr. Brown has been an investment professional with ING Capital Markets since 1999. Mr. Brown has provided portfolio advise to ING Institutional Markets since 1997, and prior to that spent one year as a Vice

         President and portfolio manager at Koch Industries and prior to that worked at ING Investment Management.

         ING Money Market Fund. Ms. Jennifer J. Thompson leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

         ING U.S. Treasury Money Market Fund. Ms. Jennifer J. Thompson leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.


                             HOW TO PURCHASE SHARES

         The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class X shares are offered in this Prospectus and may be purchased only by certain qualified investors (including, but not limited to, IRAs, Roth IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Class A, Class B, Class C and Class I shares are offered under separate prospectuses. Each share class represents an ownership interest in the same investment portfolio. Any request for purchases of Class X shares by a non-qualified investor of less than $1,000,000 will be considered as a purchase request for Class B shares. Any requests for purchases of Class X shares by a non-qualified investor of $1,000,000 or more will be considered as a purchase request for Class A shares, because it is more advantageous for an investor to purchase Class A shares for such amounts.

         The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Manager.

         Orders for the purchase of Class X shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

         Notwithstanding the foregoing, a purchase order for shares or a Money Market Fund must generally be received by a specified "cut-off" time to be executed on the same day at the price per share next determined, provided that the Funds' custodian receives federal funds or other immediately available funds by 4 p.m. Eastern time. The cut-off time applicable to the ING Money Market Fund is 3:00 p.m. Eastern time and the cut-off time applicable to the ING U.S. Treasury Money Market Fund is 12 noon Eastern time.

         The public offering price of Class X shares is the net asset value for the applicable Fund's shares. In addition, you will receive, as a bonus, additional Class X shares ("Bonus Shares") having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for the Bonus Shares as part of its services to the Funds. Shares purchased through the reinvestment of dividends or distributions are not eligible for Bonus Shares.

         If you select Class X shares, you do not pay an initial sales load at the time of purchase. However, if you redeem your Class X shares within 6 years after purchase, you may be required to pay a deferred sales load. You will also pay distribution fees of 0.75% and shareholder servicing fees of 0.25% each year under a distribution plan that the Funds have adopted under Rule 12b-1. Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying an initial sales load. The Distributor uses the money that it receives from the deferred sales loads and the distribution fees to cover the costs of marketing, advertising, the purchase of Bonus Shares and compensating the securities dealer who assists you in purchasing Fund shares. Although Class X shares are sold without an initial sales load, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of sale.

         If you redeem Class X shares within 6 years after purchase, you may be charged a deferred sales load. The amount of the load gradually decreases as you hold your shares over time, according to the following schedule:


                           REDEMPTION DURING                   SALES LOAD *
                           -----------------                   ------------
                        1st year after purchase                     5%
                        2nd year after purchase                     4%
                        3rd year after purchase                     4%
                        4th year after purchase                     3%
                        5th year after purchase                     2%
                        6th year after purchase                     1%
                        Thereafter                                 None


                  * The sales load will apply to the lesser of the original cost of the shares being redeemed or the proceeds of your redemption. Bonus Shares or shares acquired through reinvestment of dividends or distributions are not subject to a deferred sales charge.

         The deferred sales load relating to Class X shares will be waived in certain circumstances, such as:

          - Mandated minimum post-retirement withdrawals from an IRA or other retirement plan if you are over 59-1/2 years old.

          - Redemptions resulting from shareholder death or disability as long as the waiver request is made within one year of death or disability or, if later, reasonably promptly following completion of probate.

          - Redemptions resulting from closure by the Fund of the account in which shares are held.

         Your Class X shares convert automatically into Class A shares eight years after purchase. Any Class X shares received through reinvestment of dividends or distributions paid on converting shares will also convert at that time. Class A shares are subject to lower annual expenses than Class X shares. The conversion of Class X shares to Class A shares is not a taxable event for federal income tax purposes.

         The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to IRAs and qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. Third party and foreign checks will not be accepted. All initial investments may be made using any of the following methods:


By Mail Send your completed and signed application and check payable to ING Funds Trust by regular mail to:
                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City, MO 64141-6416

                                       Or by express, registered, or certified
                                       mail to:
                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105

Through an Authorized Broker or        Contact your broker or investment adviser
Investment Adviser                     for instructions on purchasing shares
                                       through their organizations. These
                                       organizations may impose additional
                                       requirements and charges for the services rendered.


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
         You may purchase additional shares after your account has been established using any of the following methods:


By Mail Send a check payable to ING Funds Trust, along with a remittance slip from a confirmation statement or with a letter of instructions including your account number and Fund name, to the appropriate address listed above.

Through an Authorized Broker or       Contact your broker or investment adviser.
Investment Adviser


                              HOW TO REDEEM SHARES

         You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable CDSL) at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to the CDSL, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

         The ING High Yield Real Estate Fund and ING Enhanced Capital Preservation Fund charge a redemption fee under certain conditions to discourage redemptions initiated by shareholders attempting to take advantage of interest rate movements. The ING High Yield Real Estate Fund will deduct a 1-% redemption fee from shares redeemed within six months of purchase. The ING Enhanced Capital Preservation Fund will deduct a 2.5% redemption fee, except for (i) redemptions made upon at least 12 months' prior written notice to the Fund, (ii) Plan participant initiated redemptions, (iii) your death or disability (as that term is defined in applicable provisions of Section 72 of the Code); (iv) your being at least age 59-1/2 if the aggregate amount of your total redemptions over the previous 364 days is less than 10% of the balance of your aggregate share value, as calculated on January 1 in the year of such redemption; and (v) the Fund exercising its right to liquidate accounts which are less than the minimum account size. Unlike CDSL, which is paid to the Distributor, the redemption fee is paid back to the Fund.

         When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

         Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

By Mail                                Send your instructions for
                                       redemption to the appropriate address. By regular mail to:
                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City MO 64141-6416

                                       Or by express, registered or certified
                                       mail to:
                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105

                                       Your instructions must include:

                                       -     the name of the Fund and account
                                             number you are redeeming from

                                       -     your name(s) and address as they
                                             appear on your account

                                       -     the dollar amount or number of
                                             shares you wish to redeem

                                       -     your signature(s) as it appears on
                                             your account

                                       -     a signature guarantee, if required
                                             (see below)


Through an Authorized Broker or        You may redeem your shares by contacting
Investment Adviser                     your authorized broker or investment
                                       advisor and instructing him or her to
                                       redeem your shares. Your representative
                                       will then contact the Funds and place a
                                       redemption trade on your behalf. These
                                       organizations may impose certain
                                       restrictions on redemptions and may
                                       charge you a fee for the transaction.

         The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash. You may incur transaction costs associated with converting these securities to cash.

         Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and (2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds less any applicable contingent deferred sales load.

         Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:


          -    redemptions by mail in excess of $50,000

          - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered

          - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days

          -    requests to transfer the registration of shares to another owner

          - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

The foregoing requirements may be waived or modified upon notice to shareholders.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

         Class X shares of a Fund may be exchanged, based on the per share net asset values, for Class X shares of any other Fund. You will receive credit for the period of time you held the shares being exchanged when determining whether the acquired shares, when redeemed, will be subject to a contingent deferred sales load.

         Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

         You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:


By Mail Send a letter of instructions to the Funds which includes the following information:

                                   -    the name of the Fund and the account
                                        number you are exchanging from

                                   -    your name(s), address and social
                                        security number

                                   -    the dollar amount or number of shares
                                        you wish to exchange

                                   -    the name of the Fund you are
                                        exchanging into

                                   -    your signature(s) as it appears on
                                        your account

                                   Send your instructions by regular mail to:

                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City MO 64141-6416

                                   Or by express, registered or certified mail to:

                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105

Auto-Exchange Privilege            The Auto-Exchange Privilege enables you to
                                   invest regularly, in exchange for shares of a Fund, in shares of other Funds of which you are a shareholder. The amount designated ($50 minimum) will be exchanged automatically according to the schedule you have selected.
                                   The right to exercise this privilege may be changed or terminated by the Funds upon 60 days' prior notice. For more information on this privilege or to obtain an Auto-Exchange
                                   Privilege Authorization Form, call the Funds at 1-877-INFO-ING.


                                PRICING OF SHARES

         Each of the Funds prices its shares based on its net asset value. The Stock Funds and the Bond Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

         Pursuant to procedures adopted by the Board of Trustees, the fair value of a Wrapper Agreement ("Wrapper Value") entered into by the ING Enhanced Capital Preservation Fund generally will be equal to the difference between the "Book Value" and the market value (plus accrued interest on the underlying securities) of the portion of the Fund's assets covered by the Agreement ("Covered Assets"). Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement ("Crediting Rate"). The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

         Each of the Money Market Funds uses the amortized cost method to value its portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Money Market Funds, there can be no assurance that each Fund's net asset value can be maintained at $1.00 per share.

         Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Stock Funds will declare and pay these dividends annually, except for the ING Growth & Income Fund and the ING Balanced Fund, which will declare and pay dividends quarterly. Each of the Bond Funds and Money Market Funds will declare these dividends daily and pay these dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         Dividends and distributions will be reinvested in additional shares of a Fund at net asset value unless you elect to receive such dividends and distributions in cash. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

         If you elect to receive distributions in cash and the post office cannot deliver your checks or if you do not cash your checks within six months, your dividends may be reinvested in your account at the then-current net asset value and your account will be converted to the reinvestment option. You will not receive interest on the amount of your uncashed checks.

         The elections described above may be made either on the Account Application or by calling the Fund at 1-877-INFO-ING.

                                      TAXES

         Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

         Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Funds intend to undertake any procedural steps required to claim the benefits of such treaties.

         Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

         Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.


                          MORE INFORMATION ABOUT RISKS

         A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

         Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

         Investments in Foreign Securities (All Funds except ING Mortgage Income Fund, ING High Yield Real Estate Fund and the ING Money Market Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

         Each Fund that invests in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

         Emerging Market Investments (ING International Equity Fund, ING Emerging Markets Equity Fund and ING International Bond Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

         High Yield Securities (ING High Yield Bond Fund, ING High Yield Real Estate Fund and ING Intermediate Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher-grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

         Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

         U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

         Convertible Securities (All Funds except the ING Money Market Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

         Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

         Restricted and Illiquid Securities (All Funds). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

         Mortgage-Related Securities (All Funds except ING U.S. Treasury Money Market Fund). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

         Commercial Mortgage-Backed Securities (ING High Yield Real Estate Fund only). Investments in commercial mortgage-backed securities involve the credit risk of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such commercial mortgage-backed securities and the risks associated with direct ownership of real estate. This may be especially true in the case of commercial mortgage-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which in turn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes.

         While the credit quality of the securities in which the Fund invests will reflect the perceived appropriateness of future cash flows to meet operation expenses, the underlying commercial properties may not be able to continue to generate income to meet their operating expenses (mainly debt services, lease payments, capital expenditures and tenant improvements) as a result of any of the factors mentioned above. Consequently, the obligors under commercial mortgages may be unable to make payments of interest in a timely fashion, increasing the risk of default on a related commercial mortgage-backed security. In addition, the repayments of the commercial mortgage loans underlying commercial mortgage-backed securities will typically depend upon the future availability of financing and the stability of real estate property values.

         Most commercial mortgage loans are nonrecourse obligations of the borrower, meaning that the sole remedy of the lender in the event of a default is to foreclose upon the collateral. As a result, in the event of default by a borrower, recourse may be had only against the specific property pledged to secure the loan and not against the borrower's other assets. If borrowers are not able or willing to refinance of dispose of the property to pay the principal balance due at maturity, payments on the subordinated classes of the related commercial mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes may only be determined after a foreclosure of the mortgage encumbering the property and, if the mortgagee takes title to the property, upon liquidating of the property. Factors such as the title to the property, its physical condition and financial performance, as well as governmental disclosure requirements with respect to the condition of the property, may make a third party unwilling to purchase the property at a foreclosure sale or for a price sufficient to satisfy the obligations with respect to the related commercial mortgage-backed securities. The condition of a property may deteriorate during foreclosure proceedings. Certain obligors on underlying mortgages may become subject to bankruptcy proceedings, in which case the amount and timing of amounts due under the related commercial mortgage-backed securities may be materially adversely affected.

         In general, any losses on a given property, the lien on which is includes in a commercial mortgage-backed security, will be absorbed first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, and then by the "first loss" subordinated security holder to the extent of its principal balance. Because the Fund intends to invest in subordinated classes of commercial mortgage-backed securities, there can be no assurance that in the event of default and the exhaustion of equity support, the reserve fund and any debt classes junior to those in which the Fund invests, the Fund will be able to recover all of its investments in the securities purchased. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if the values subsequently decline, the Fund my effectively hold the "first loss" position in certain commercial mortgage-backed securities, ahead of the more senior debt holders, which may result in significant losses.

         Asset-Backed Securities (All Funds except ING U.S. Treasury Money Market Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

         Derivatives (All Funds except the ING Money Market Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

         Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

         Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

         Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

         Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

         Short Sales (ING International Equity Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund and ING High Yield Bond Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

         Investments in Small- and Mid-Capitalization Companies (All Stock Funds). Certain Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

         Non-diversified Investment Companies (ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Technology Fund, ING Quality of Life Fund, ING High Yield Real Estate Fund and ING International Bond Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

         Concentration (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Technology Fund, ING Global Real Estate Fund, ING High Yield Real Estate Fund and ING Quality of Life Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

         Fundamental and Non-Fundamental Policies. Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

         Percentage Investment Limitations. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

         Temporary Defensive Strategies. When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. When a Fund takes a temporary defensive strategy, it may limit the Fund's ability to achieve its investment objective.

         Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance of the Funds' Class X Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by ___________________, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

MANAGER                                            DISTRIBUTOR

  ING Mutual Funds Management Co. LLC              ING Funds Distributor, Inc.
  1475 Dunwoody Drive                              1475 Dunwoody Drive
  West Chester,  PA 19380                          West Chester,  PA 19380

SUB-ADVISERS                                       CUSTODIAN

  Baring Asset Management, Inc.                    Investors Fiduciary Trust Co.
  125 High Street                                  801 Pennsylvania Street
  Boston, MA 02110                                 Kansas City, MO 64105

  Baring International Investment Limited          TRANSFER AGENT
  155 Bishopgate
  London, England EC2M 3XY                         DST Systems, Inc.
                                                   333 W. 11th Street
  Baring International Investment (Asia) Limited   Kansas City, MO 64105
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong               INDEPENDENT AUDITORS

  ING Investment Management Advisors B.V.          _________________
  Schenkkade 65, 2595 AS                           _________________
  The Hague, The Netherlands                       _________________

  ING Investment Management LLC                    LEGAL COUNSEL
  5780 Powers Ferry Road, N.W., Suite 300          _________________
  Atlanta, GA 30327                                _________________
                                                   _________________
  Furman Selz Capital Management LLC
  230 Park Avenue
  New York, NY 10169

  Delta Asset Management
  333 South Grand Avenue
  Los Angeles, CA  90071

CRA Real Estate Securities, L.P.
  259 Radnor-Chester Road
  Radnor, PA  19087

  Clarion Capital, LLC
  335 Madison Avenue
  New York, NY  10017

  ING Institutional Markets Capital
    Asset Management, LLC
  1290 Broadway
  Denver, CO  80203


Additional information about the Funds is included in the Statement of Additional Information ("SAI") which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

File No. 811-08895

                                   PROSPECTUS

                                February __, 2000


ING FUNDS TRUST
P. O. BOX 1239
MALVERN, PA 19355-9836
GENERAL & ACCOUNT INFORMATION:  1-877-INFO-ING OR 1-877-463-6464

CLASS I SHARES



STOCK FUNDS
      ING Large Cap Growth Fund
      ING Growth & Income Fund
      ING Mid Cap Growth Fund
      ING Small Cap Growth Fund
      ING Global Brand Names Fund
      ING International Equity Fund
      ING European Equity Fund
      ING Tax Efficient Equity Fund
      ING Tax Efficient Equity Value Fund
      ING Focus Fund
      ING Global Information Technology Fund
      ING Global Communications Fund
      ING Internet Fund
      ING Technology Fund
      ING Balanced Fund
      ING Emerging Markets Equity Fund
      ING Global Real Estate Fund
      ING Quality of Life Fund

BOND FUNDS
      ING Intermediate Bond Fund
      ING High Yield Bond Fund
      ING High Yield Real Estate Fund
      ING International Bond Fund
      ING Mortgage Income Fund
      ING Enhanced Capital Preservation Fund

MONEY MARKET FUNDS
      ING Money Market Fund
      ING U.S. Treasury Money Market Fund



      This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not judged them for investment merit and does not guarantee the accuracy or adequacy of the information in this Prospectus. Anyone who informs you otherwise is committing a criminal offense.


                                    [INSERT ING [LION LOGO] FUNDS]

                                TABLE OF CONTENTS

                                                                            Page
                                                                            ----
FUNDS AT A GLANCE.......................................................

STOCK FUNDS.............................................................
      ING Large Cap Growth Fund.........................................
      ING Growth & Income Fund..........................................
      ING Mid Cap Growth Fund...........................................
      ING Small Cap Growth Fund.........................................
      ING Global Brand Names Fund.......................................
      ING International Equity Fund.....................................
      ING European Equity Fund..........................................
      ING Tax Efficient Equity Fund.....................................
      ING Focus Fund....................................................
      ING Global Information Technology Fund............................
      ING Global Communications Fund....................................
      ING Internet Fund.................................................
      ING Technology Fund...............................................
      ING Balanced Fund.................................................
      ING Emerging Markets Equity Fund..................................
      ING Global Real Estate Fund.......................................
      ING Quality of Life Fund..........................................

BOND FUNDS..............................................................
      ING Intermediate Bond Fund........................................
      ING High Yield Bond Fund..........................................
      ING High Yield Real Estate Fund...................................
      ING International Bond Fund.......................................
      ING Mortgage Income Fund..........................................
      ING Enhanced Capital Preservation Fund............................

MONEY MARKET FUNDS......................................................
      ING Money Market Fund.............................................
      ING U.S. Treasury Money Market Fund...............................

FEES AND EXPENSES.......................................................

MANAGEMENT OF THE FUNDS.................................................

HOW TO PURCHASE SHARES..................................................

HOW TO REDEEM SHARES....................................................

EXCHANGE PRIVILEGE......................................................

PRICING OF SHARES.......................................................

DIVIDENDS AND DISTRIBUTIONS.............................................

TAXES...................................................................

MORE INFORMATION ABOUT RISKS............................................

FINANCIAL HIGHLIGHTS....................................................

                                FUNDS AT A GLANCE


STOCK FUNDS

The following Funds invest primarily in equity securities:

ING LARGE CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by companies with market capitalizations of more than $1 billion at the time of acquisition which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities.

ING GROWTH & INCOME FUND

Investment Objective:      High total return.

Main Investments:          A diversified portfolio of income-producing equity
                           securities.

Main Risks: Price volatility and other risks, as discussed herein, related to investments in equity securities and income producing equity securities (for example, sensitivity to interest rate fluctuations).

ING MID CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by medium-sized companies (that is, companies with market capitalizations falling within the Russell
                           Mid Cap Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities. Investments in medium-sized companies may also experience greater volatility and risk of loss than customarily associated with larger, more established companies.

ING SMALL CAP GROWTH FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities issued
                           by smaller companies (that is, companies with market capitalizations falling within the Russell 2500
                           Growth Index at the time of acquisition) which in the Sub-Adviser's opinion possess growth potential.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in growth-oriented equity securities. Investments in smaller companies may also experience greater volatility and risk of loss than customarily associated with medium sized companies or larger, more established companies.

ING GLOBAL BRAND NAMES FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of equity securities of
                           companies located throughout the world, including the United States, which in the Sub-Adviser's opinion have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING INTERNATIONAL EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING EUROPEAN EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           issuers which are principally traded in the European capital markets, or that derive a majority of their total revenues from either goods produced or services rendered within Europe, or that are organized under the laws of and have a principal office in a European country.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

ING TAX EFFICIENT EQUITY FUND

Investment Objective:      High total return on an after-tax basis.

Main Investments:          A diversified portfolio of equity securities and
                           instruments whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to defer the realization of accrued capital gains.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

ING TAX EFFICIENT EQUITY VALUE FUND

Investment Objective:      High total return on an after-tax basis.

Main Investments:          A diversified portfolio of equity securities and
                           instruments determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices, which will be managed by the Sub-Adviser in a manner that will attempt to defer the realization of accrued capital gains.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund may not provide as high a return before taxes as other funds, and as a result may not be suitable for investors who are not subject to current income tax.

ING FOCUS FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of 20 to 40 equity
                           securities which in the Sub-Adviser's opinion possess the potential for reliable, above average earnings growth and that are reasonably valued relative to their growth potential

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

ING GLOBAL INFORMATION TECHNOLOGY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           information technology companies located throughout the world, including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING GLOBAL COMMUNICATIONS FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           communications companies located throughout the world, including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in the communications sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING INTERNET FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of U.S. and non-U.S.
                           internet technology companies.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING TECHNOLOGY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of U.S. and non-U.S.
                           internet technology companies.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           Products and services of companies engaged in internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances.

ING BALANCED FUND

Investment Objective:      High total return.

Main Investments:          A diversified portfolio of mid- and
                           large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities, as well as price volatility and other risks, as discussed herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations.

ING EMERGING MARKETS EQUITY FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A diversified portfolio of equity securities of
                           companies located in emerging market countries.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           The foregoing risks are often heightened for investments in developing or emerging markets.

ING GLOBAL REAL ESTATE FUND

Investment Objective:      High total return.

Main Investments:          A non-diversified portfolio of equity securities of
                           companies located throughout the world, including the United States, that are principally engaged in the real estate industry.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund also will experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).
                           The Fund will be further subject to risks specifically related to the real estate industry, including changes in the value of real estate and interest rate fluctuations.

ING QUALITY OF LIFE FUND

Investment Objective:      Long-term capital appreciation.

Main Investments:          A non-diversified portfolio of equity securities of
                           U.S. and non-U.S. companies offering products and services helping persons live longer, healthier and happier lives.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in equity securities.
                           The Fund will also experience price volatility and risks related to investments in foreign securities
                           (for example, currency exchange rate fluctuations).

BOND FUNDS

The following Funds invest primarily in fixed income securities:

ING INTERMEDIATE BOND FUND

Investment Objective:      A high level of current income consistent with the
                           preservation of capital and liquidity.

Main Investments:          A diversified portfolio of debt securities, with a
                           minimum average portfolio quality being investment grade, as described herein, and a dollar-weighted average maturity generally ranging between three and ten years.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Other factors may affect the market value and yield of the Fund's securities, including investor demand, changes in the financial condition of issuers of securities, and economic conditions.

ING HIGH YIELD BOND FUND

Investment Objective:      A high level of current income and total return.

Main Investments:          A diversified portfolio of high yield (high risk)
                           debt securities that are unrated or rated below investment grade, as described herein.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. Lower-rated securities may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for high yield securities may be less liquid than the markets for higher-rated securities and may have an adverse effect on the market value of certain securities.

ING HIGH YIELD REAL ESTATE FUND

Investment Objective:      A high level of current income.

Main Investments:          A non-diversified portfolio of commercial
                           mortgage-backed securities, with a minimum average portfolio quality of at least "BB-".

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's commercial mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a commercial mortgage-backed security beyond the expected prepayment time. Furthermore, the Fund's commercial mortgage-backed securities are lower-rated and may be subject to wider fluctuations in yield and market value than higher-rated securities. The market for such high yield securities may be less liquid than the markets for higher-rated securities and may have an adverse effect on the market value of certain securities.

ING INTERNATIONAL BOND FUND

Investment Objective:      High total return.

Main Investments:          A non-diversified portfolio of investment grade debt
                           securities of issuers located throughout the world, not including the United States.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund also will experience price volatility and risks related to investments in foreign securities (for example, currency exchange rate fluctuations).

ING MORTGAGE INCOME FUND

Investment Objective:      Long-term income consistent with the preservation of
                           capital.

Main Investments:          A diversified portfolio of mortgage-backed
                           securities rated at least "A" or the equivalent.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities, including sensitivity to interest rate fluctuations. The Fund's mortgage-backed securities also will be subject to prepayment risk, which is the risk that the principal on the underlying mortgage loans may be prepaid at any time, and extension risk, which is the risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time.

ING ENHANCED CAPITAL PRESERVATION FUND

Investment Objective:      A higher level of current income than that of a
                           money market fund, while seeking to preserve capital and maintain a stable net asset value per share.

Main Investments:          A diversified portfolio of debt securities, with a
                           minimum average portfolio quality of at least "A" and a dollar-weighted average duration generally ranging between two and one-half years and four and one-half years.

Main Risks:                Price volatility and other risks, as discussed
                           herein, related to investments in fixed income securities. Although the Fund will enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies, which are utilized to stabilize the net asset value of the Fund, there is no assurance that the Fund will be able to maintain a perfectly stable net asset value.

MONEY MARKET FUNDS

The following Funds invest primarily in short-term, high quality debt instruments:

ING MONEY MARKET FUND

Investment Objective:      A high level of current income as is consistent with
                           the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

Main Investments:          A diversified portfolio of high quality, U.S.
                           dollar-denominated short-term debt securities which are determined by the Sub-Adviser to present minimal credit risks.

Main Risks:                The Fund's yield will vary. There can be no
                           assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

ING U.S. TREASURY MONEY MARKET FUND

Investment Objective:      A high level of current income as is consistent with
                           liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

Main Investments:          A diversified portfolio of short-term U.S. Treasury
                           securities and repurchase agreements which are fully collateralized by U.S. Treasury securities.

Main Risks:                The Fund's yield will vary. There can be no
                           assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

                                   STOCK FUNDS

ING LARGE CAP GROWTH FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and will invest at least 65% of its total assets in a portfolio of equity securities of large companies (that is, companies with market capitalizations of more than $1 billion at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four-step investment process that seeks to identify unrecognized growth and value in large capitalization stocks. The four steps are:

            - First, proprietary quantitative screening models are employed to focus analysts on the most attractive stocks;

            - Second, qualitative fundamental research is then applied to confirm the potential of the stock selection;

            - Third, a relative return, valuation and risk analysis is conducted for the final portfolio construction process; and

            - Finally, in-house traders use proprietary software for cost-efficient trade execution.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of larger companies, which generally have more stable prices than smaller companies.

      - Market Trends. From time to time, the stock market may not favor the large company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                     (for periods ended December 31, 1999)

----------------------------------------------------------------------------------------
                                       One Year       Since Inception (Dec. 15, 1998)
----------------------------------------------------------------------------------------
Class I Shares                          xx.x%                      xx.x%
Standard & Poor's 500 Index *           xx.x%                      xx.x%
Lipper Growth Fund Avg. **              xx.x%                      xx.x%
----------------------------------------------------------------------------------------

* The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth Fund Avg. represents the simple average of the annual returns of growth mutual funds tracked by Lipper Analytical Services, Inc.

ING GROWTH & INCOME FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities. As a general matter, the Fund expects these investments to earn income. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, three-step investment process that seeks to identify growth at a reasonable price. The three steps are:

            - First, possible investments are identified through proprietary quantitative screens that evaluate companies for growth and valuation characteristics;

            - Second, fundamental research of financial characteristics, valuations and effects of macroeconomic trends on company fundamentals is then conducted; and

            - Third, risk controls are overlayed to monitor tracking error and sector weightings relative to the benchmark.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      - Changes in Interest Rates. The Fund invests in securities that produce income and therefore the value of its investments may rise or fall in response to fluctuations in interest rates. Generally, when interest rates increase, the value of income producing securities may decrease, and when interest rates decrease, the value of income producing securities may increase.

      - Market Trends. From time to time, the stock market may not favor the income producing securities in which the Fund invests. Rather, the market could favor non-income producing large capitalization growth stocks, value stocks or small company stocks, or may not favor equities at all.

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

      (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

----------------------------------------------------------------------------------------
                                        One Year      Since Inception (Dec. 15, 1998)
----------------------------------------------------------------------------------------
Class I Shares                           xx.x%                     xx.x%
Standard & Poor's 500 Index *            xx.x%                     xx.x%
Lipper Growth and Income Fund Avg.**     xx.x%                     xx.x%
----------------------------------------------------------------------------------------


* The Standard & Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth and Income Fund Avg. represents the simple average of the annual returns of growth and income mutual funds tracked by Lipper Analytical Services, Inc.


ING MID CAP GROWTH FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies with market capitalizations falling within the Russell Mid Cap Growth Index at the time of acquisition which, in the Sub-Adviser's opinion, possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size corporate debt securities of any maturity which, at the time of investment, are rated A or better by Standard & Poor's Rating Group or Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process combining technical analysis and fundamental research that seeks to identify companies with superior growth characteristics. The Sub-Adviser also follows certain self-imposed criteria in an attempt to manage risk.

      QUANTITATIVE ANALYSIS evaluates stocks based on:

      -     Market capitalizations

      -     Minimum stock price

      -     Trading history

      -     Trading volume

      -     Earnings growth

      -     Relative financial strength

      FUNDAMENTAL RESEARCH of individual companies emphasizes:

      -     Sustainable earnings growth

      -     Strong balance sheets

      -     Cash flow characteristics

      -     Reasonable valuations

      -     Quality management

      RISK MANAGEMENT discipline stresses:

      -     Remaining fully invested at all times

      -     Broad diversification among securities and industries

      -     Avoidance of IPOs and "concept high fliers"

      -     Strict adherence to established buy and sell criteria

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. The Fund invests primarily in equity securities of mid-capitalization companies, which generally have less stable prices than larger companies.

      - Market Trends. From time to time, the stock market may not favor the mid-capitalization company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or stocks of larger or smaller companies, or may not favor equities at all.

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

      (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

------------------------------------------------------------------------------------
                                   One Year       Since Inception (Dec. 15, 1998)
------------------------------------------------------------------------------------
Class I Shares                      xx.x%                      xx.x%
Russell Midcap Growth Index*        xx.x%                      xx.x%
Lipper Mid Cap Fund Avg. **         xx.x%                      xx.x%
------------------------------------------------------------------------------------

* The Russell Midcap Growth Index measures the performance of midcap companies with higher price-to-book ratios and higher forecasted growth values.

** The Lipper Mid Cap Fund Avg. represents the simple average of the annual returns of mid-capitalization mutual funds tracked by Lipper Analytical Services, Inc.


ING SMALL CAP GROWTH FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of smaller companies (that is, companies with market capitalizations falling within the Russell 2500 Growth Index at the time of acquisition), which in the Sub-Adviser's opinion possess growth potential. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of companies of any size; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Adviser employs a disciplined investment process that combines economic analysis and extensive company research to identify companies with superior long-term growth potential. The investment strategy of the Sub-Adviser is as follows:

            - Top-down economic and business analysis is used to develop themes to use in the development of the overall portfolio, which in turn helps identify specific stocks to consider.

            - Bottom-up company analysis is used to select the holdings for the Fund. A review of a firm's business model and management is conducted, as well as holding one-on-one meetings with senior executives of the firms. A valuation process is also applied to focus on a company's price-to-earnings ratios, earnings forecasts and cash flow.

            - Stocks that do not meet the expectations of the manager, either due to earnings disappointments or earnings that do not meet the manager's criteria, will be sold.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      - Small Companies. Investments in small companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

      - Market Trends. From time to time, the stock market may not favor the small company, growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or large company stocks, or may not favor equities at all.

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

      (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

-------------------------------------------------------------------------------------
                                     One Year      Since Inception (Dec. 15, 1998)
-------------------------------------------------------------------------------------
Class I Shares                        xx.x%                     xx.x%
Russell 2500 Growth Index *           xx.x%                     xx.x%
Lipper Small Cap Fund Avg. **         xx.x%                     xx.x%
-------------------------------------------------------------------------------------

* The Russell 2500 Growth Index measures the performance of small cap companies with lower price-to-book ratios and lower forecasted growth values.

** The Lipper Small Cap Fund Avg. represents the simple average of the annual returns of small-capitalization mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL BRAND NAMES FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies which in the Sub-Adviser's opinion, have a well recognized franchise, a global presence and derive most of their revenues from sales of consumer goods. The companies in which the Fund invests either have leading market positions, or in the Sub-Adviser's opinion, have the potential to achieve leading market positions in the foreseeable future. This portion of the portfolio will have investments located in at least three different countries including the United States.

      The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Adviser believes that well-established companies with strong brand names offer the following investment advantages:

            - First, demand for brand name products should rise as global consumer tastes become more homogenous;

            -     Second, economies of scale enhance profit potential;

            - Third, perception of product quality and reliability facilitates sales;

            -     Fourth, greater recognition leads to brand loyalty; and

            -     Finally, brand extensions provide opportunities for growth.

      The Sub-Adviser employs a two-tiered approach to structuring the Fund's portfolio. The first tier, which will comprise about 75% of the portfolio, is composed of core stocks with stable earnings development, low cyclicality, large market capitalizations and longer-term investment horizons. The second tier, which will comprise about 25% of the portfolio, is composed of companies possessing higher cyclicality, smaller market capitalizations and shorter-term investment horizons. This second tier is expected to provide the Fund with shorter-term performance benefits.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

      - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

      - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

      (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

---------------------------------------------------------------------------------
                                   One Year    Since Inception (Dec. 15, 1998)
---------------------------------------------------------------------------------
Class I Shares                      xx.x%                   xx.x%
MSCI World Index *                  xx.x%                   xx.x%
Lipper Global Fund Avg. **          xx.x%                   xx.x%
---------------------------------------------------------------------------------

* The MSCI World Index is a widely recognized, unmanaged index of developed stock markets around the world.

** The Lipper Global Fund Avg. represents the simple average of the annual returns of global mutual funds tracked by Lipper Analytical Services, Inc.

ING INTERNATIONAL EQUITY FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of issuers organized or having a majority of their assets in or deriving a majority of their operating income in any country throughout the world, not including the United States. This portion of the portfolio will have investments in at least seven different countries. The Fund may purchase securities in any foreign country, developed or underdeveloped, or emerging market countries. The Fund will not invest more than 15% of its total assets in emerging market countries. With respect to certain countries, investments by the Fund may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

      The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: equity securities of issuers located anywhere in the world, including the United States; corporate debt securities of any maturity which, at the time of investment, are rated at least AA+ by Standard & Poor's Rating Group or Aa2 by Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process combining top-down country allocations with bottom-up fundamental research that seeks to identify companies which will provide superior relative returns. The four steps are:

            - First, quantitative analysis and fundamental research are employed to determine regional equity selection;

            - Second, allocations and weightings are determined consistent with the Sub-Advisers' outlook;

            - Third, portfolio stock selection within the selected geographical sectors based on comprehensive fundamental analysis is performed; and

            - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor stocks in markets to which the Fund is not exposed, or may not favor equities at all.

      - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

      (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

--------------------------------------------------------------------------------------
                                       One Year     Since Inception (Dec. 15, 1998)
--------------------------------------------------------------------------------------
Class I Shares                          xx.x%                    xx.x%
MSCI EAFE Index *                       xx.x%                    xx.x%
Lipper International Fund Avg. **       xx.x%                    xx.x%
--------------------------------------------------------------------------------------

* The MSCI EAFE Index is a widely recognized, unmanaged index of developed stock markets in Europe, Australasia and the Far East.

** The Lipper International Fund Avg. represents the simple average of the annual returns of international mutual funds tracked by Lipper Analytical Services, Inc.


ING EUROPEAN EQUITY FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of European issuers. The Sub-Adviser considers European issuers to be companies whose securities are principally traded in the European capital markets, that derive at least 50% of their total revenues from either goods produced or services rendered in countries located in Europe, regardless of where the securities of such companies are principally traded, or that are organized under the laws of and have a principal office in a European country.

      The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: issuers located in any country throughout the world; corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five-step investment process that seeks to identify underpriced earnings growth in European companies. The five steps are:

            - First, liquidity screens rank stocks according to trading volume and relative liquidity.

            - Second, attractiveness screens are used to prioritize further fundamental research.

            - Third, fundamental analysis of cyclical and non-cyclical market sectors and companies is used to assess the degree of underpriced earnings or cash flow growth.

            - Fourth, portfolio weightings are determined within each sector.

            - Finally, risk controls provide ongoing monitoring of risk-reward relationships.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks in markets to which the Fund is not exposed, or may not favor equities at all.

      - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

      (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

--------------------------------------------------------------------------------------
                                      One Year      Since Inception (Dec. 15, 1998)
--------------------------------------------------------------------------------------
Class I Shares                         xx.x%                     xx.x%
FT-Europe Index *                      xx.x%                     xx.x%
Lipper Euro Region Fund Avg. **        xx.x%                     xx.x%
--------------------------------------------------------------------------------------

* The FT-Europe Index is a widely recognized, unmanaged index of European stock markets.

** The Lipper Euro Region Fund Avg. represents the simple average of the annual returns of European region mutual funds tracked by Lipper Analytical Services, Inc.

ING TAX EFFICIENT EQUITY FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities whose returns depend upon stock market prices. The Sub-Adviser will manage the Fund's portfolio in a manner that will attempt to defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Adviser believes to have superior appreciation potential.

      The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

      In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify growth at a reasonable price:

            - TOP-DOWN BUSINESS ENVIRONMENT ANALYSIS determines the outlook for market sectors and industries based on business cycle characteristics.

            - BOTTOM-UP COMPANY ANALYSIS searches for companies with improving fundamentals and accelerating growth.

            - VALUATION DISCIPLINE assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

      The Sub-Adviser attempts to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

      A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

      PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

      - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

      - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

      - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

      PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

      (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.


                          Average Annual Total Returns
                      (for periods ended December 31, 1999)


------------------------------------------------------------------------------------
                                    One Year      Since Inception (Dec. 15, 1998)
------------------------------------------------------------------------------------
Class I Shares                       xx.x%                     xx.x%
Standard & Poor's 500 Index *        xx.x%                     xx.x%
Lipper Growth Fund Avg. **           xx.x%                     xx.x%
------------------------------------------------------------------------------------

* The Standard and Poor's 500 Index is a widely recognized, unmanaged index of common stock prices.

** The Lipper Growth Fund Avg. represents the simple average of the annual returns of growth mutual funds tracked by Lipper Analytical Services, Inc.

ING TAX EFFICIENT EQUITY VALUE FUND

      INVESTMENT OBJECTIVE. The Fund seeks to provide taxable investors with a high total return on an after-tax basis.

      PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 80% of its total assets in a portfolio of equity securities determined by the Sub-Advisers to be undervalued in the marketplace and whose returns depend upon stock market prices. Such companies generally will have one or more of the following attributes: (i) valuable fixed assets; (ii) valuable consumer or commercial franchises; (iii) selling at low market valuations of assets relative to the securities market in general, or companies that may currently be earning a very low return on assets but which have the potential to earn higher returns if conditions in the industry improve; (iv) are undervalued in relation to their potential for growth in earnings, dividends, and book value; or (v) have recently changed management or control and have the potential for a "turnaround" in earnings. The Sub-Advisers will manage the Fund's portfolio in a manner that will attempt to defer the realization of accrued capital gains. An emphasis will be placed on common stocks of companies which the Sub-Advisers believe to have superior appreciation potential.

      The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined investment process, combining macroeconomic analysis and fundamental company research that seeks to identify undervalued companies:

                  - TOP-DOWN BUSINESS ENVIRONMENT ANALYSIS determines the outlook for market sectors and industries based on business cycle characteristics.

                  - BOTTOM-UP COMPANY ANALYSIS searches for companies with improving fundamentals and accelerating growth.

                  - VALUATION DISCIPLINE assesses company stock prices relative to their expected earnings growth rates and to the overall equity markets.

         The Sub-Advisers attempt to minimize tax consequences to investors by focusing on non-dividend paying or low-dividend paying stocks and by reducing annual portfolio turnover.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor growth stocks or small company stocks, or may not favor equities at all.

         - Tax Efficient Management. The Fund is managed to provide high after-tax returns. Therefore, it may not provide as high a return before tax as other funds, and as a result may not be suitable for investors who are not subject to current income tax (for example, those investing through a tax-deferred retirement account, such as an IRA or a 401(k) Plan).

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Tax Efficient Equity Value Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING FOCUS FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest in a portfolio of 20 to 40 equity securities. The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated A or better by Standard & Poor's Rating Group or Moody's Investor Services or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; repurchase agreements; and equity securities of foreign issuers. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser seeks to invest the Fund in growth companies that are positioned to benefit from capitalizing on significant industry, regulatory, technological, and ownership changes. To find such companies, the Sub-Adviser looks for management teams with entrepreneurial spirit and a proven talent for creating value, with a focus on industries expected to drive change in other industries (for example, technology and financial services). The Sub-Adviser's investment strategy incorporates the following elements:

                  - Bottom-up, fundamental research seeks to identify investment themes expected to improve returns on capital and drive earnings growth.

                  - Analysis of individual companies identifies critical variables, including:

                           -- Business characteristics, including industry structure and trends

                           -- Financial performance, both historical and projected

                           -- Valuations in both absolute and relative terms

                  - Ongoing monitoring of companies tracks changes in critical variables as well as price fluctuations.

                  - Risk management discipline specifies limits on individual holdings and sector concentrations.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the growth-oriented securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                    One Year     Since Inception (Dec. 15, 1998)
                                    --------     -------------------------------
Class I Shares                       xx.x%                    xx.x%
Russell 1000 Index *                 xx.x%                    xx.x%
Multi-Cap Growth Fund Avg. **        xx.x%                    xx.x%

* The Russell 1000 Index measures the performance of the 1,000 largest U.S. companies based on total market capitalization, which represents greater than 90% of the investable U.S. equity market.

** The Multi-Cap Growth Fund Avg. represents the simple average of the annual returns of capital appreciation mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL INFORMATION TECHNOLOGY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of information technology companies. The Fund defines information technology companies as those companies with primary business operations in either the information technology, hardware and software industries, or related consulting and services industries. This portion of the portfolio will have investments located in at least three different countries, including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that because of rapid advances in information technology, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The information technology area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the stocks of large capitalization companies that are well established in the information technology market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's technology leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes, such as: shortage of bandwidth; the demand for systems management; specialized outsourcing; the need for security; growth of the internet; and opportunities for electronic commerce. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                      One Year    Since Inception (Dec. 15, 1998)
                                      --------    -------------------------------
Class I Shares                         xx.x%                   xx.x%
Goldman Sachs Technology Industry      xx.x%                   xx.x%
Composite Index *
Lipper Science & Technology            xx.x%                   xx.x%
  Fund Avg. **

* The Goldman Sachs Technology Industry Composite Index is a widely recognized, unmanaged index of technology stocks.

** The Lipper Science & Technology Fund Avg. represents the simple average of the annual returns of science and technology mutual funds tracked by Lipper Analytical Services, Inc.

ING GLOBAL COMMUNICATIONS FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of communications companies. This portion of the portfolio will have investments located in at least three different countries, including the United States.

         The Fund considers communications companies to be those which are engaged primarily in designing, developing, operating, financing, manufacturing or providing the following activities, products and services: communications equipment and service (including equipment and services for both data and voice transmission); electronic components and equipment; broadcast (including television and radio, satellite, microwave and cable television); computer equipment, mobile telecommunications and cellular radio and paging; electronic mail; local and wide area networking and linkage of work and data processing systems (collectively, "communications activities"). A "communications company" is an entity in which (i) at least a majority of either its revenue or earnings was derived from communications activities, or (ii) at least a majority of its assets was devoted to communications activities based on the company's most recent fiscal year.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that because of rapid advances in communications, investment in companies within this sector should offer substantial opportunities for long-term capital appreciation. The communications area has exhibited and continues to demonstrate rapid growth, both through increasing demand for existing products and services and the broadening of the technology market. In general, the Sub-Adviser believes that the stocks of large capitalization companies that are well established in the communications market can be expected to grow with the market and will frequently be found in the Fund's portfolio. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of the company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         The Sub-Adviser combines broad industry analysis and bottom-up company analysis to identify the stocks of companies it believes will become tomorrow's communications leaders. In choosing investments for the Fund, the Sub-Adviser first identifies themes that address industry and technological changes, such as: [insert themes]. Using intensive fundamental research, the Sub-Adviser then analyzes individual companies worldwide to find those firms most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or small company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Information technology companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in the information technology sector are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         - Governmental Regulation. Certain communications industries, such as the telecommunications industry, may be subject to greater governmental regulation than many other industries. Accordingly, such industries may be subject to changes in governmental policies and the need for regulatory approvals may have a material effect on the products and services offered. Telephone operating companies in the United States, for example, are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Communications Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING INTERNET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet/virtual businesses or internet related consulting businesses, or that derive a majority of their revenue from business operations in internet related hardware, software or infrastructure industries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or non-internet technology company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Internet Fund commenced operations on July 1, 1999, there is no performance information included in this Prospectus.

ING TECHNOLOGY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. internet technology companies. The Fund defines internet technology companies as those companies with internet/virtual businesses or internet related consulting businesses, or that derive a majority of their revenue from business operations in internet related hardware, software or infrastructure industries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that the internet is in the early stages of a period of promising growth. The internet has enabled companies to tap into new markets, use new distribution channels and do business with end users of their products all over the world without having to go through wholesalers and distributors. The Sub-Adviser believes that investment in companies related to the internet should offer substantial opportunities for long-term capital appreciation. The Fund's investments are not limited to any minimum capitalization requirement and the Fund may hold securities without regard to the capitalization of the issuer. Generally, the Sub-Adviser's overall stock selection for the Fund will be based on an assessment of a company's fundamental prospects. The Sub-Adviser anticipates, however, that a portion of the Fund's holdings will be invested in newly issued securities being sold in the primary or secondary market.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the internet in the future. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or non-internet technology company stocks, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Internet and internet-related companies are generally subject to the rate of change in technology, which is higher than other industries. In addition, products and services of companies engaged in internet and internet-related activities are subject to relatively high risks of rapid obsolescence caused by scientific and technological advances. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Technology Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING BALANCED FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund primarily invests in a combination of mid- and large-capitalization equity securities, intermediate maturity fixed income securities and money market instruments. Equity securities, which include common and preferred stocks, warrants and convertible securities, are acquired for capital appreciation or a combination of capital appreciation and income. Fixed income securities, which include investment grade corporate debt obligations and U.S. Government securities, are acquired for income and secondarily for capital appreciation. Money market instruments mature in 13 months or less from the date of purchase and include U.S. Government securities and corporate debt securities (including those subject to repurchase agreements), certificates of deposit, bankers acceptances and commercial paper. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. The Fund will operate as a diversified fund.

         The percentage of assets invested in equities, fixed income securities and money market instruments will vary from time to time depending upon the Sub-Adviser's judgment of general market and economic conditions, trends in yields and interest rates and changes in fiscal or monetary policies. Depending upon the Sub-Adviser's determination of market and economic conditions, investment emphasis may be placed on equities or fixed income securities. The allocation between equities and fixed income securities creates an opportunity for investors to receive competitive returns of capital growth and income while maintaining diversification. Under normal market conditions, the Fund will invest at least 25% of its total assets in fixed income securities. The average maturity of the fixed income securities held by the Fund will normally approximate five years, although this will vary with changing market conditions.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. Mid-capitalization stocks may experience greater volatility upon falling out of favor than large-capitalization stocks. In addition, when interest rates increase, the value of income producing equity securities may decrease.

         - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

                  Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down.

                  Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded.

                  Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

                  Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Allocation Risk. The Sub-Adviser's judgment about the attractiveness and risk adjusted return potential of particular asset classes may prove to be wrong. By utilizing the balanced approach described herein, the Fund's net asset value may not rise as rapidly or as much as the stock market during cycles of rising stock prices.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Balanced Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING EMERGING MARKETS EQUITY FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of emerging market issuers. The Fund will typically maintain investments in at least seven emerging market countries and will not invest more than 25% of its total assets in any one emerging market country. The Fund defines an emerging market country as any country the economy and market of which the World Bank or the United Nations considers to be emerging or developing or any country determined by the Sub-Advisers to have emerging economies or developing markets. The Fund considers emerging market issuers to be companies the securities of which are principally traded in the capital markets of emerging market countries; that derive at least 50% of their total revenue from either goods produced or services rendered in emerging market countries, regardless of where the securities of such companies are principally traded; or that are organized under the laws of and have a principal office in an emerging market country. With respect to certain countries, investments by the Fund may only be made through investments in closed-end investment companies that in turn are authorized to invest in the securities of such countries.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity and without regard to rating; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four-step investment process that seeks to identify unrecognized growth potential in stocks of emerging market issuers. The four steps are:

                  - First, quantitative analysis and fundamental research are employed to determine regional equity selection;

                  - Second, allocations and weightings are determined consistent with the Sub-Advisers' outlook;

                  - Third, portfolio stock selection within the selected geographical sectors based on comprehensive fundamental analysis is performed; and

                  - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies located in more developed countries, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. Because the Fund invests primarily in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Emerging Markets Equity Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING GLOBAL REAL ESTATE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of companies that are principally engaged in the real estate industry. In selecting investments for the Fund, the Sub-Advisers will select companies whose business it is to own, operate, develop and/or manage real estate. This portion of the portfolio will have investments located in at least three different countries including the United States.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Advisers use a disciplined two-step process for constructing portfolios that have been employed and enhanced over the past fifteen years.

                  - First, the Sub-Advisers use a portfolio allocation process driven by systematic, top-down research evaluation of public and private property market trends and conditions to set established portfolio allocation targets by property type and geography.

                  - Second, the Sub-Advisers use a proprietary Relative Value Analysis system incorporating quantitative and qualitative assessments of individual companies to identify superior current income and growth potential. The RVA examines several factors including: (i) value and property; (ii) capital structure; and (iii) management and strategy.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility. In addition, when interest rates increase, the value of income producing equity securities may decrease, and when interest rates decrease, the value of income producing equity securities may increase.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor stocks in industries to which the Fund is not exposed, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to a particular industry, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Investments in issuers that are principally engaged in real estate, including real estate investment trusts ("REITs"), may subject the Fund to risks similar to those associated with the direct ownership of real estate (in addition to securities market risks). These companies are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, supply and demand, and the management skill and creditworthiness of the issuer. REITs may also be affected by tax and regulatory requirements.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Global Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING QUALITY OF LIFE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term capital appreciation.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of equity securities of U.S. and non-U.S. quality of life companies. The Fund defines quality of life companies as those companies offering products and services helping persons live longer, healthier and happier lives. Such companies may include, but will not be limited to, companies engaged in the research, development, production or distribution of products or services related to health care, medicine or the life sciences; companies engaged in providing entertainment services or equipment related to leisure time activities; and companies providing other services or products desired by the aging baby boomer population.

         The equity securities in which the Fund may invest include common and preferred stocks, warrants, and convertible securities. The Fund may invest the remainder of its assets in: corporate debt securities of any maturity which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; money market securities, certificates of deposit, bankers acceptances and commercial paper; and repurchase agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         The Sub-Adviser believes that quality of life companies will benefit from the aging baby boomer generation. The global consumption pattern is steadily changing as a result of an increase in wealth and a resulting increase in life expectancy. Especially in the developed countries, the population is rapidly aging. In the opinion of the Sub-Adviser this development will lend to a structural increase in healthcare spending. At the same time the growing group of aging people will have an increasing need for various services and more and new possibilities of leisure activities. People will be increasingly willing to invest in their quality of life aiming at longer, healthier and happier lives.

         In choosing investments for the Fund, the Sub-Adviser first identifies themes which it believes will drive the healthcare, leisure and other industries benefiting from the aging baby boomer generation. Then, by conducting extensive fundamental research, the Sub-Adviser analyzes individual companies worldwide to identify those firms that are most likely to benefit from the selected investment themes.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         - Market Trends. From time to time, the stock market may not favor the securities in which the Fund invests. For example, the market could favor value stocks or stocks of companies within other sectors or industries, or may not favor equities at all.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         - Industry Concentration. As a result of the Fund concentrating its assets in securities related to particular industries, the Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives. Swings in investor psychology or significant trading by large institutional investors can result in significant price fluctuations and stock price declines.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Quality of Life Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                   BOND FUNDS


ING INTERMEDIATE BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income consistent with the preservation of capital and liquidity.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of debt securities which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated. Although the Fund may invest a portion of its assets in high yield (high risk) debt securities rated below investment grade, the Fund will seek to maintain a minimum average portfolio quality rating of at least investment grade. The dollar-weighted average maturity of the Fund will generally range between three and ten years.

         The Fund may invest the remainder of its assets in: convertible securities and preferred stocks; U.S. Government securities, securities of foreign governments and supranational organizations, and high-quality money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective; municipal bonds, notes and commercial paper; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also sell securities short and may use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. A portion of the Fund's assets may be invested in mortgage-backed securities and asset-backed debt securities.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, five step investment process which uses fundamental economic and market research to identify bond market sectors and individual securities expected to provide above-average returns. The five steps are:

                  - First, ACTIVE DURATION MANAGEMENT attempts to capture incremental returns and control interest rate risk through moderate and gradual duration adjustments.

                  - Second, YIELD CURVE STRATEGY helps determine risk/reward characteristics of different maturity classes.

                  - Third, SECTOR/QUALITY SELECTION identifies value opportunities in improving or mispriced securities and sectors.

                  - Fourth, SECURITY SELECTION STRATEGY emphasizes bonds that have attractive relative value within their sectors.

                  - Finally, TRADING OPPORTUNITIES seek to take advantage of market inefficiencies to purchase bonds at prices below their intrinsic value.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                  One Year      Since Inception (Dec. 15, 1998)
                                  --------      -------------------------------
Class I Shares                     xx.x%                     xx.x%
Lehman Bros. Aggregate             xx.x%                     xx.x%
  Index *
Lipper Intermediate Investment     xx.x%                     xx.x%
Grade Debt Fund Avg. **

* The Lehman Bros. Aggregate Index is a widely recognized, unmanaged index of publicly issued intermediate, fixed rate U.S. Government and investment grade corporate debt securities.

** The Lipper Intermediate Investment Grade Debt Fund Avg. represents the simple average of the annual returns of intermediate investment grade debt mutual funds tracked by Lipper Analytical Services, Inc.

ING HIGH YIELD BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income and total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of high yield (high risk) bonds. High yield bonds are debt securities that are not rated by a nationally recognized statistical rating agency or are rated below investment grade (for example, rated below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency. The Fund defines high yield bonds to include bank loans, payment-in-kind ("PIK") securities, fixed, variable, floating rate and deferred interest debt obligations, zero coupon bonds, mortgage-backed and asset-backed debt obligations, structured debt obligations and convertible bonds, provided they are unrated or rated below investment grade. In evaluating the quality of a particular high yield bond for investment by the Fund, the Sub-Adviser does not rely exclusively on ratings assigned by the nationally recognized statistical rating agencies. The Sub-Adviser will utilize a security's credit rating as simply one indication of an issuer's creditworthiness and will principally rely upon its own analysis of any security. However, the Sub-Adviser does not have restrictions on the rating level of the securities in the Fund's portfolio and may purchase and hold securities in default. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may very widely depending on the Sub-Adviser's assessment of interest rate trends and other economic or market factors.

         Any remaining assets may be invested in investment grade debt securities; common and preferred stocks; U.S. Government securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objectives; and debt securities of foreign issuers. The Fund may purchase structured debt obligations and may engage in dollar roll transactions and swap agreements. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies. A portion of the Fund's assets may be invested in mortgage-backed and asset-backed debt securities.

         The Fund will not purchase any common stocks if, after such purchase, more than 20% of the value of its total assets would be invested in common stocks. The Fund will invest in common stocks in order to attempt to achieve either a combination of its primary and secondary objectives, in which case the common stocks will be dividend-paying, or to achieve its secondary objective, in which the common stocks may not pay dividends.

         In choosing investments for the Fund, the Sub-Adviser combines extensive company and industry research with relative value analysis to identify high yield bonds expected to provide above-average returns. Relative value analysis is intended to enhance returns by moving from overvalued to undervalued sectors of the bond market. The Sub-Adviser's team approach to decision making includes contributions from individual managers responsible for specific industry sectors.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

                  Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

                  Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

                  Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

                  Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

                  Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds, such as zero coupon, deferred interest and PIK bonds, are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

         - Risks of Equity Investments. Equity securities face market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Market risk is the risk that securities may decline in value due to factors affecting securities markets generally or particular industries. Issuer risk is the risk that the value of a security may decline for reasons relating to the issuer, such as changes in the financial condition of the issuer. While equities may offer the potential for greater long-term growth than most debt securities, they generally have higher volatility.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                    One Year     Since Inception (Dec. 15, 1998)
                                    --------     -------------------------------
Class I Shares                       xx.x%                    xx.x%
Lehman Bros. High Yield Index *      xx.x%                    xx.x%
Lipper High Current Yield Fund       xx.x%                    xx.x%
   Avg. **

* The Lehman Bros. High Yield Index is a widely recognized, unmanaged index of high yield debt securities.

** The Lipper High Yield Fund Avg. represents the simple average of the annual returns of high yield mutual funds tracked by Lipper Analytical Services, Inc.


ING HIGH YIELD REAL ESTATE FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 80% of its total assets in commercial mortgage backed securities. Commercial mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real commercial property. Generally, these securities are issued by private issuers without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's weighted average credit quality will be "BB-" or better at all times based on ratings from the nationally recognized credit rating agencies, or of comparable quality if unrated. Securities rated below B- may not exceed 20% of the Fund's total assets. All split rated securities will be accounted for at the lower rating.

         Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices and interest rates.

         There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. The Fund will diversify its holdings so as not to be overly affected by a downturn in any specific region of the country, industry or property type. In that regard, with respect to the total collateral underlying the securities of the Fund: (i) no more than 33% shall be in any single state; (ii) no single property type shall constitute more than 75% of the collateral, provided, however, that office properties shall constitute no more than 50% of the collateral and hotel properties shall constitute no more than 50% of the collateral; (iii) no more than 50% of the Fund's assets at the time of purchase may be securities backed by single properties; and (iv) agricultural mortgage securities and non-agency single-family/residential mortgage-backed securities are limited to a maximum of 5% of the Fund's assets at all times. The Fund will not invest in interest only or principal only commercial mortgage-backed securities.

         In determining the commercial mortgage backed securities that the Fund will acquire, the Sub-Adviser may consider, among other factors, the following: the characteristics of the underlying mortgage loans, including loan-to-value and debt service coverage ratios, loan seasoning and risks of refinancing; characteristics of the underlying properties, including diversity of the loan pool, occupancy and leasing rates and competitiveness in the pertinent market; economic, environmental and local considerations; deal structure, including historical performance of the originator, subordination percentages and reserve fund balances; and structural participants such as administrators and servicers.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. Obligors under commercial mortgages may be unable to make payments of interest and principal. This increases the risk of default on a related commercial mortgage-backed security. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a commercial mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Risk of High Yield Bonds. High yield bonds carry particular market risks and may experience greater volatility in market value than investment grade bonds. Changes in interest rates, the market's perception of the issuers and the creditworthiness of the issuers may significantly affect the value of these bonds. Some of these securities may have a structure that makes their reaction to interest rates and other factors difficult to predict, causing their value to be highly volatile. Certain high yield bonds are issued at deep discounts and may experience greater volatility in market value. The secondary market for high yield bonds may be less liquid than the markets for higher quality securities and this may have an adverse effect on the market values of certain securities.

PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING High Yield Real Estate Fund has not yet commenced operations, there is no performance information included in this Prospectus.


ING INTERNATIONAL BOND FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with high total return.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a non-diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of international issuers which, at the time of investment, are rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated. This portion of the portfolio will have investments in at least three different countries outside of the United States. There are no restrictions on the average maturity of the Fund or the maturity of any single investment. Maturities may vary widely depending on the Sub-Advisers' assessment of interest rate trends and other economic or market factors. Fixed income securities eligible for purchase by the Fund consist of:

                  - securities issued or guaranteed by foreign governments, their political subdivisions, agencies or instrumentalities;

                  - corporate bonds and debentures rated investment grade (for example, rated at least BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services);

                  -        obligations of supranational entities;

                  - repurchase agreements involving the foregoing securities;

                  -        loan participations;

                  - short-term commercial paper of U.S. or foreign issuers rated in the highest two rating categories by a nationally recognized statistical rating agency; and

                  -        swap agreements.

         Any remaining assets of the Fund may be invested in securities denominated in U.S. dollars or foreign currencies which are rated below investment grade (for example, rated at below BBB by Standard & Poor's Rating Group or Baa by Moody's Investor Services) or have an equivalent rating by a nationally recognized statistical rating agency, or of comparable quality if unrated; U.S. Government securities; obligations of commercial banks, savings and loan institutions, and U.S. and foreign branches of foreign banks that have total assets of $500 million or more as shown on the last published financial statements at the time of investment; mortgage-backed and asset-backed securities rated within the three highest rating categories by a nationally recognized statistical rating agency; receipts; and guaranteed investment contracts. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         In choosing investments for the Fund, the Sub-Advisers employ a highly disciplined, four step investment process that seeks to identify bond market sectors expected to provide high and sustainable real rates of return. The four steps are:

                  - First, quantitative analysis and fundamental research are employed to develop international bond market rankings and currency outlook;

                  - Second, country allocations, currency weightings and maturity profile are determined consistent with the Sub-Advisers' outlook;

                  - Third, specific security selection within the selected geographical sectors and market sectors is performed; and

                  - Finally, internal control methods are used with proprietary software for cost-efficient trade execution.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Risks of Fixed Income Investments. Fixed income securities held by the Fund are subject to a number of risks, including, but not limited to:

                  Interest rate risk - In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

                  Spread Risk -- The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

                  Default risk -- An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

                  Call or prepayment risk -- An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

                  Extension risk -- Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Risks of Foreign Investing. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. To the extent the Fund invests in emerging markets countries, the risks may be greater, partly because emerging market countries may be less politically and economically stable than other countries. It may also be more difficult to buy and sell securities in emerging market countries.

         - Lack of Diversification. The Fund is classified as a non-diversified investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

                                         One Year     Since Inception (Dec. 15, 1998)
                                         --------     -------------------------------
Class I Shares                            xx.x%                    xx.x%
Salomon Bros. World Gov't Bond
 Index                                    xx.x%                    xx.x%
*
Lipper International Income               xx.x%                    xx.x%
  Fund Avg. **

* The Salomon Bros. World Gov't Bond Index is a widely recognized, unmanaged index of securities issued by foreign governments.

** The Lipper International Income Fund Avg. represents the simple average of the annual returns of international income mutual funds tracked by Lipper Analytical Services, Inc.

ING MORTGAGE INCOME FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with long-term income consistent with preservation of capital.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, such as Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA") and Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement. The Fund may invest in adjustable rate and fixed rate mortgage securities. The Fund's investments will be rated, at the time of investment, "A" or better by a nationally recognized statistical rating agency, or of comparable quality if unrated.

         Any remaining assets of the Fund may be invested in other types of fixed income securities, including, but not limited to, U.S. Government securities, corporate bonds, notes and debentures, asset-backed securities and money market instruments that the Sub-Adviser believes are appropriate in light of the Fund's investment objective. The Fund may also use options and futures contracts involving securities, securities indices, interest rates and foreign currencies.

         There are no restrictions on the average maturity of the Fund or on the maturity of any single instrument. Accordingly, the Fund may vary the proportion of its holdings in long- and short-term debt securities in order to reflect its assessment of prospective changes in interest rates even if such action may adversely affect current income. For example, if in the opinion of the Sub-Adviser, interest rates generally are expected to decline, the Fund may sell its shorter term securities and purchase longer term securities in order to benefit from greater expected relative price appreciation; however, the securities sold may have a higher current yield than those being purchased. The success of this strategy will depend on the Sub-Adviser's ability to forecast changes in interest rates. Moreover, the Fund intends to manage its portfolio actively by taking advantage of trading opportunities such as sales of portfolio securities and purchases of higher yielding securities of similar quality due to distortions in normal yield differentials.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which could force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Mortgage Income Fund has not yet commenced operations, there is no performance information included in this Prospectus.

ING ENHANCED CAPITAL PRESERVATION FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a higher level of current income than that of a money market fund, while seeking to preserve capital and maintain a stable net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. Under normal market conditions, the Fund will operate as a diversified fund and invest at least 65% of its total assets in a portfolio of fixed income securities of varying short to intermediate-term maturities which at the time of purchase are rated BBB- or better by an NRSRO or, if not rated, are determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase. The Fund will seek to maintain a minimum average portfolio quality rating of "A." The dollar-weighted average duration of the Fund will generally range between two and one-half years and four and one-half years. Duration is a measure of a debt security's average life that reflects the present value of the security's cash flow and, accordingly, is a measure of price sensitivity to interest rate changes. Generally, the longer the duration, the more volatility an investor should expect. Because earlier payments on a debt security have a higher present value, the duration of a security (other than a zero-coupon security) will be less than the security's stated maturity.

         Any remaining assets may be invested in short term investments, including money market fund shares, bankers' acceptances, commercial paper, time deposits, certificates of deposit, and other instruments of foreign and domestic banks and thrift institutions that the Sub-Adviser believes are appropriate in light of the Fund's objective. Money market instruments must be rated A2 or better by an NRSRO or, if not rated, determined to be of comparable quality by the Fund's Sub-Adviser at the time of purchase.

         The Fund will also enter into wrapper agreements with highly rated financial institutions, such as banks or insurance companies ("Wrap Providers"), which are utilized to stabilize the net asset value of the Fund (the "Wrapper Agreements"). As a result of the Wrapper Agreements, the Fund's NAV should be substantially more stable than short to intermediate-term bond funds, though not fixed at $1.00 per share as is the case with money market funds. The reason for this is that the Wrapper Agreements require the Wrap Provider to make payments to the Fund which protect the Fund against declines in the value of its securities, whether such declines arise from interest rate changes, certain credit events affecting the securities issuers or, if applicable, credit enhancers of such securities or otherwise. In addition, by investing in a portfolio of securities with a longer duration, the Fund intends to achieve returns higher than that of money market funds over a similar period of time.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. You could lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund may be affected by the following risks, among others:

         - Price Volatility. The value of the Fund changes as the prices of its investments go up or down.

         - Interest Rate Risk. In general, when interest rates go up, prices of fixed income securities go down. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities.

         - Spread Risk. The price of a fixed income security is generally determined by adding an interest rate spread to a benchmark interest rate, such as the U.S. Treasury rate. As the spread on a security widens (or increases), the price (or value) of the security falls.

         - Default Risk. An issuer of a security may default on its obligation to pay principal and/or interest or have its credit rating downgraded. Securities with lower credit ratings are generally subject to greater fluctuations in value than higher rated securities.

         - Call or Prepayment Risk. An issuer of a security may prepay principal earlier than scheduled, which would force the Fund to reinvest in lower yielding securities.

         - Extension Risk. Slower than expected principal payments on a mortgage-backed or asset-backed security may extend such security's life, thereby locking in a below-market interest rate, increasing the security's duration and reducing the value of the security.

         - Wrapper Risk. The risks of Wrapper Agreements include the possible default by a Wrap Provider, the inability to obtain one or more replacement Wrapper Agreements, the failure of the Wrapper Agreements to cover all securities held by the Fund, the difficulty in valuing Wrapper Agreements due to their illiquid nature and the dependence on a limited number of available Wrap Providers.


PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING Enhanced Capital Preservation Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                               MONEY MARKET FUNDS


ING MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income as is consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund will operate as a diversified fund and invest in a portfolio of high-quality, U.S. dollar denominated short-term debt obligations which are determined by the Sub-Adviser to present minimal credit risks.

          Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

         The Fund will invest in obligations permitted to be purchased under Rule 2a-7 including, but not limited to, (i) U.S. Government securities; (ii) commercial paper, mortgage-backed and asset-backed securities, guaranteed investment contracts, loan participation interests, medium-term notes, and other promissory notes, including floating and variable rate obligations; and (iii) the following domestic, Yankeedollar and Eurodollar obligations: certificates of deposit, time deposits, bankers acceptances, commercial paper, and other promissory notes, including floating and variable rate obligations issued by U.S. or foreign bank holding companies and their bank subsidiaries, branches and agencies. The Fund may invest more than 25% of its total assets in instruments issued by domestic banks.

         The Fund may purchase securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis. The Fund may also invest in variable rate master demand obligations, which are unsecured demand notes that permit the underlying indebtedness to vary, and provide for periodic adjustments in the interest rate. The Fund may enter into repurchase agreements.

         In choosing investments for the Fund, the Sub-Adviser employs a highly disciplined, four step investment process designed to ensure preservation of capital and liquidity, as well as adherence to regulatory requirements. The four steps are:

         - First, a formal list of high-quality issuers is actively maintained;

         - Second, securities of issuers on the approved list which meet maturity guidelines and are rated "first tier" (that is, they are given the highest short-term rating by at least two nationally recognized statistical rating agencies, or by a single rating agency if a security is rated only by that agency, or are determined to be of comparable quality by the Sub-Adviser pursuant to guidelines approved by the Fund's Board of Trustees) are selected for investment;

         - Third, diversification is continuously monitored to ensure that regulatory limits are not exceeded; and

         - Finally, maturity decisions are made based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other Funds that do not limit their investments to the high-quality securities in which the Fund invests.

         PERFORMANCE SUMMARY. The bar chart and table shown below give some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Returns in the chart are provided for Class I shares only.

         (insert bar chart)

During the period shown in the bar chart, the highest return for a quarter was xx.x% during the quarter ended ________, 1999 and the lowest return for a quarter was xx.x% during the quarter ended ________, 1999. The Fund's current and effective yield for the seven days ended December 31, 1999 were x.xx% and x.xx%, respectively.

                          Average Annual Total Returns
                      (for periods ended December 31, 1999)

-----------------------------------------------------------------------------------------------------------
                                                  One Year                Since Inception (Dec. 15, 1998)
-----------------------------------------------------------------------------------------------------------
Class I Shares                                     xx.x%                               xx.x%
IBC Money Fund Report First                        xx.x%                               xx.x%
  Tier Average*
Lipper Money Market Fund                           xx.x%                               xx.x%
  Average**
-----------------------------------------------------------------------------------------------------------

* A weekly report tracking the performance, assets, average maturities and portfolio composition of over 1,300 taxable and tax-free money funds.

** The Lipper Money Market Fund Average represents the simple average of the annual returns of money market mutual funds tracked by Lipper Analytical Services, Inc.

ING U.S. TREASURY MONEY MARKET FUND

         INVESTMENT OBJECTIVE. The Fund seeks to provide investors with a high level of current income as is consistent with liquidity, maximum safety of principal and the maintenance of a stable $1.00 net asset value per share.

         PRINCIPAL INVESTMENT STRATEGIES. The Fund will operate as a diversified fund and invest in direct short-term obligations of the United States Treasury, which are backed by the full faith and credit of the United States Government. The Fund may also invest in repurchase agreements which are fully collateralized by U.S. Treasury securities. The Fund may purchase U.S. Treasury securities on a "when-issued" basis and purchase or sell them on a "forward commitment" basis.

          Portfolio investments of the Fund are valued based on the amortized cost valuation method pursuant to Rule 2a-7 under the Investment Company Act of 1940. Obligations in which the Fund invests generally have remaining maturities of 397 days or less, although upon satisfying certain conditions of Rule 2a-7, the Fund may, to the extent otherwise permissible, invest in instruments subject to repurchase agreements and certain variable and floating rate obligations that bear longer final maturities. The dollar-weighted average portfolio maturity of the Fund will not exceed 90 days.

         Maturity decisions are made by the Sub-Adviser based upon liquidity requirements, yield curve analysis and market expectations of future interest rates.

         A more detailed discussion of the Principal Investment Strategies is available in the SAI under "Investment Policies and Risks" section.

         PRINCIPAL RISKS. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. The Fund's yield will vary and the Fund may not achieve as high a level of current income as other Funds that do not limit their investments to the high-quality securities in which the Fund invests.

         PERFORMANCE SUMMARY. Performance information is only shown for those Funds which have had a full calendar year of operations. Since the ING U.S. Treasury Money Market Fund has not yet commenced operations, there is no performance information included in this Prospectus.

                                FEES AND EXPENSES

         The following tables describe the fees and expenses that you will pay if you buy and hold Class I shares of the Funds.


                                                     ING LARGE    ING GROWTH      ING MID      ING SMALL     ING GLOBAL
                                                    CAP GROWTH     & INCOME     CAP GROWTH    CAP GROWTH        BRAND
                                                       FUND          FUND          FUND          FUND        NAMES FUND
                                                       ----          ----          ----          ----        ----------
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............       NONE          NONE         NONE          NONE          NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............       NONE          NONE         NONE          NONE          NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or at the time
  of purchase)...................................       NONE          NONE         NONE          NONE          NONE
Redemption Fee...................................       NONE          NONE         NONE          NONE          NONE
Exchange Fee.....................................       NONE          NONE         NONE          NONE          NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)
Management Fees..................................        0.75%         0.75%        1.00%         1.00%         1.00%
Distribution (12b-1) Fees........................        0.00%         0.00%        0.00%         0.00%         0.00%
Shareholder Servicing Fees.......................        0.00%         0.00%        0.00%         0.00%         0.00%
Other Expenses...................................        0.xx%         0.xx%        0.xx%         0.xx%         0.xx%
                                                       ------        ------       ------        ------        ------
TOTAL FUND OPERATING EXPENSES ...................        x.xx%         x.xx%        x.xx%         x.xx%         x.xx%
Fee Waiver and/or Reimbursements by Adviser (1)..        0.xx%         0.xx%        0.xx%         0.xx%         0.xx%
                                                       ------        ------       ------        ------        ------
NET EXPENSES ....................................        x.xx%         x.xx%        x.xx%         x.xx%         x.xx%
                                                       ======        ======       ======        ======        ======


        (1) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                                                                           ING GLOBAL
                                                         ING          ING          ING TAX                 INFORMATION
                                                    INTERNATIONAL   EUROPEAN      EFFICIENT   ING FOCUS    TECHNOLOGY
                                                     EQUITY FUND   EQUITY FUND   EQUITY FUND    FUND          FUND
                                                     -----------   -----------   -----------    ----          ----
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............       NONE          NONE          NONE        NONE          NONE
Maximum Sales Load Imposed on Reinvested
Dividends
  (as a percentage of offering price)............       NONE          NONE          NONE        NONE          NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net
  asset value at the time of redemption or
  at the time of purchase).......................       NONE          NONE         NONE         NONE          NONE
Redemption Fee...................................       NONE          NONE         NONE         NONE          NONE
Exchange Fee.....................................       NONE          NONE         NONE         NONE          NONE
ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from Fund assets)
Management Fees..................................       1.25%         1.15%        0.80%        1.00%         1.25%
Distribution (12b-1) Fees........................       0.00%         0.00%        0.00%        0.00%         0.00%
Shareholder Servicing Fees.......................       0.00%         0.00%        0.00%        0.00%         0.00%
Other Expenses...................................       0.xx%         0.xx%        0.xx%        0.xx%         0.xx%
                                                       ------        ------       ------       ------        ------
TOTAL FUND OPERATING EXPENSES ...................       x.xx%         x.xx%        x.xx%        x.xx%         x.xx%
Fee Waiver and/or Reimbursements by Adviser (1)..       0.xx%         0.xx%        0.xx%        0.xx%         0.xx%
                                                       ------        ------       ------       ------        ------
NET EXPENSES ....................................       x.xx%         x.xx%        x.xx%        x.xx%         x.xx%
                                                       =====         =====        =====        =====         =====


        (1) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                                                    ING      ING GLOBAL
                                                            ING         ING       EMERGING      REAL        ING
                                                          INTERNET    BALANCED     MARKETS     ESTATE    QUALITY OF
                                                            FUND        FUND        FUND        FUND     LIFE FUND
                                                            ----        ----        ----        ----     ---------
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............           NONE        NONE        NONE        NONE        NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............           NONE        NONE        NONE        NONE        NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or
  at the time of purchase) ......................           NONE        NONE        NONE        NONE        NONE
Redemption Fee...................................           NONE        NONE        NONE        NONE        NONE
Exchange Fee.....................................           NONE        NONE        NONE        NONE        NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)
Management Fees..................................           1.25%       0.80%       1.25%       1.00%       1.00%
Distribution (12b-1) Fees........................           0.00%       0.00%       0.00%       0.00%       0.00%
Shareholder Servicing Fees.......................           0.00%       0.00%       0.00%       0.00%       0.00%
Other Expenses (1)...............................           0.xx%       0.xx%       x.xx%       0.xx%       0.xx%
                                                          ------      ------      ------      ------      ------
TOTAL FUND OPERATING EXPENSES ...................           x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
Fee Waiver and/or Reimbursements by Adviser (2)..           0.xx%       0.xx%       x.xx%       0.xx%       0.xx%
                                                          ------      ------      ------      ------      ------
NET EXPENSES ....................................           x.xx%       x.xx%       x.xx%       x.xx%       x.xx%
                                                          ======      ======      ======      ======      ======

        (1) Other expenses are based on estimated amounts for the current fiscal year.

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                         ING TAX
                                                        EFFICIENT     ING GLOBAL        ING        ING          ING
                                                         EQUITY      TELECOMMUNI-     INTERNET     CMBS        STABLE
                                                       VALUE FUND    CATIONS FUND       FUND       FUND      VALUE FUND
                                                       ----------    ------------       ----       ----      ----------
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............         5.75%         5.75%           5.75%      5.75%        5.75%
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............         NONE          NONE          NONE        NONE          NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net asset
  value at the time of redemption or at
  the time of purchase) .........................         NONE(1)       NONE(1)       NONE(1)     NONE(1)       NONE(1)
Redemption Fee...................................         NONE          NONE          NONE       1.00%(2)      2.50%(3)
Exchange Fee.....................................         NONE          NONE          NONE        NONE          NONE
ANNUAL FUND OPERATING EXPENSES (expenses that are
deducted from Fund assets)
Management Fees..................................          0.80%         1.25%          1.25%      0.65%        0.40%
Distribution (12b-1) Fees........................          0.00%         0.00%          0.00%      0.00%        0.00%
Shareholder Servicing Fees.......................          0.00%         0.00%          0.00%      0.00%        0.00%
Other Expenses (4)...............................          0.xx%         0.xx%          0.xx%      x.xx%        0.xx%
                                                         ------        ------         ------      -----        ------
TOTAL FUND OPERATING EXPENSES ...................          x.xx%         x.xx%          x.xx%      x.xx%        x.xx%
Fee Waiver and/or Reimbursements by Adviser (5)..          0.xx%         0.xx%          0.xx%      x.xx%        0.xx%
                                                         ------        ------         ------      -----        ------
NET EXPENSES ....................................          x.xx%         x.xx%          x.xx%      x.xx%        x.xx%
                                                         ======        ======         ======      =====        =====

        (1) Under certain circumstances, purchases of Class A shares not subject to an initial sales charge will be subject to a CDSL if redeemed within 12 months of the calendar month of purchase. For an additional discussion of the Class A CDSL, see this Prospectus under "How to Purchase Shares."

        (2)    Applied to shares redeemed within six months of purchase.

        (3) Redemptions made upon certain conditions are not subject to the redemption fee. See "How to Redeem Shares - Redemption Fees" in this Prospectus.

        (4) Other expenses are based on estimated amounts for the current fiscal year.

        (5) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

                                                                                                                      ING U.S.
                                                                                                ING                   TREASURY
                                                       ING         ING HIGH       ING         MORTGAGE    ING MONEY    MONEY
                                                   INTERMEDIATE      YIELD    INTERNATIONAL    INCOME      MARKET      MARKET
                                                    BOND FUND      BOND FUND    BOND FUND       FUND        FUND        FUND
                                                    ---------      ---------    ---------       ----        ----        ----
SHAREHOLDER FEES (fees paid directly from your
investment)
Maximum Sales Load Imposed on Purchases
  (as a percentage of offering price)............      NONE           NONE        NONE           NONE       NONE        NONE
Maximum Sales Load Imposed on Reinvested Dividends
  (as a percentage of offering price)............      NONE           NONE        NONE           NONE       NONE        NONE
Maximum Contingent Deferred Sales Load
  (as a percentage of the lesser of the net
  asset value at the time of redemption or
  at the time of purchase).......................      NONE           NONE        NONE           NONE       NONE        NONE
Redemption Fee...................................      NONE           NONE        NONE           NONE       NONE        NONE
Exchange Fee.....................................      NONE           NONE        NONE           NONE       NONE        NONE
ANNUAL FUND OPERATING EXPENSES (expenses that
are deducted from Fund assets)
Management Fees..................................      0.50%          0.65%       1.00%          0.50%      0.25%       0.25%
Distribution (12b-1) Fees........................      0.00%          0.00%       0.00%          0.00%      0.00%       0.00%
Shareholder Servicing Fees.......................      0.00%          0.00%       0.00%          0.00%      0.00%       0.00%
Other Expenses (1)...............................      0.xx%          0.xx%       0.xx%          0.xx       0.xx%       0.xx%
                                                     ------         ------      ------         ------     ------      ------
TOTAL FUND OPERATING EXPENSES ...................      x.xx%          x.xx%       x.xx%          x.xx%      x.xx%       x.xx%
Fee Waiver and/or Reimbursements by Adviser (2)..      0.xx%          0.xx%       0.xx%          0.xx%      0.xx%       0.xx%
                                                     ------         ------      ------         ------     ------      ------
NET EXPENSES ....................................      x.xx%          x.xx%       x.xx%          x.xx%      x.xx%       x.xx%
                                                     ======         ======      ======         ======     ======      ======

         (1) Other expenses for the ING Mortgage Income Fund and the ING U.S. Treasury Money Market Fund are based on estimated amounts for the current fiscal year.

        (2) The Investment Adviser has entered into expense limitation agreements with each of the Fund, under which it will limit expenses of the Fund, excluding interest, taxes, brokerage and extraordinary expenses through October 31, 2000. The expense limit for each such Fund is shown as "Net Expenses".

EXAMPLES

These Examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. Each Example assumes that:

         - you invest $10,000 in Class I shares of each Fund for the time period indicated;

         -        your investment has a 5% return each year;

         - the Fund's operating expenses remain the same except for the expiration of the expense waiver and reimbursements by the Adviser which will end on October 31, 2000;

         - you redeem all of your shares at the end of the time period indicated; and

         - with regard to the ING High Yield Real Estate Fund and ING Enhanced Capital Preservation Fund, the shares redeemed are not subject to the redemption fee.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                               1 year        3 years     5 years       10 years
                                               ------        -------     -------       --------
STOCK FUNDS

ING Large Cap Growth Fund                        $___         $___         $___         $_____

ING Growth & Income Fund                         $___         $___         $___         $_____

ING Mid Cap Growth Fund                          $___         $___         $___         $_____

ING Small Cap Growth Fund                        $___         $___         $___         $_____

ING Global Brand Names Fund                      $___         $___         $___         $_____

ING International Equity Fund                    $___         $___         $___         $_____

ING European Equity Fund                         $___         $___         $___         $_____

ING Tax Efficient Equity Fund                    $___         $___         $___         $_____

ING Tax Efficient Equity Value Fund              $___         $___

ING Focus Fund                                   $___         $___         $___         $_____

ING Global Information Technology Fund           $___         $___         $___         $_____

ING Global Communications Fund                   $___         $___

ING Internet Fund                                $___         $___

ING Technology Fund                              $___         $___

ING Balanced Fund                                $___         $___

ING Emerging Markets Equity Fund                 $___         $___

ING Global Real Estate Fund                      $___         $___

ING Quality of Life Fund                         $___         $___

BOND FUNDS

ING Intermediate Bond Fund                       $___         $___         $___         $_____

ING High Yield Bond Fund                         $___         $___         $___         $_____

ING High Yield Real Estate Fund                  $___         $___

ING International Bond Fund                      $___         $___         $___         $_____

ING Mortgage Income Fund                         $___         $___

ING Enhanced Capital Preservation Fund           $___         $___

MONEY MARKET FUNDS

ING Money Market Fund                            $___         $___         $___         $_____

ING U.S. Treasury Money Market Fund              $___         $___

                             MANAGEMENT OF THE FUNDS

         The Investment Manager. ING Mutual Funds Management Co. LLC (the "Investment Manager") serves as each Fund's investment manager. The Investment Manager is a wholly owned indirect subsidiary of ING Groep, N.V. ("ING Group") and is registered with the Securities and Exchange Commission. The Investment Manager is located at 1475 Dunwoody Drive, West Chester, PA 19380. As of December 31, 1999, the Investment Manager managed over $ ____ million in assets.

         The Investment Manager supervises all aspects of each Fund's operations and provides investment advisory services to the Funds. This includes engaging sub-advisers, as well as monitoring and evaluating the management of the assets of each such Fund by its sub-adviser. The Investment Manager has acted as an investment adviser to mutual funds since 1998. Today, the Investment Manager advises or manages __ investment portfolios, including the Funds, encompassing a broad range of investment objectives.

         Investment Manager Compensation. The following table shows the aggregate annual advisory fee to be paid by each Fund as a percentage of that Fund's average daily net assets:

              FUND                                       ADVISORY FEE
              ----                                       ------------
              ING Large Cap Growth Fund                      0.75%
              ING Growth & Income Fund                       0.75%
              ING Mid Cap Growth Fund                        1.00%
              ING Small Cap Growth Fund                      1.00%
              ING Global Brand Names Fund                    1.00%
              ING International Equity Fund                  1.25%
              ING European Equity Fund                       1.15%
              ING Tax Efficient Equity Fund                  0.80%
              ING Tax Efficient Equity Value Fund            0.80%
              ING Focus Fund                                 1.00%
              ING Global Information Technology Fund         1.25%
              ING Global Communications Fund                 1.25%
              ING Internet Fund                              1.25%
              ING Technology Fund                            1.25%
              ING Balanced Fund                              0.80%
              ING Emerging Markets Equity Fund               1.25%
              ING Global Real Estate Fund                    1.00%
              ING Quality of Life Fund                       1.00%
              ING Intermediate Bond Fund                     0.50%
              ING High Yield Bond Fund                       0.65%
              ING High Yield Real Estate Fund                0.65%
              ING International Bond Fund                    1.00%
              ING Mortgage Income Fund                       0.50%
              ING Enhanced Capital Preservation Fund         0.40%
              ING Money Market Fund                          0.25%
              ING U.S. Treasury Money Market Fund            0.25%

         Sub-Advisers. The Investment Manager has engaged affiliated investment management firms to act as sub-advisers to each of the Funds, as indicated in the table below. Each sub-adviser has full investment discretion to make all determinations with respect to the investment of their respective Fund's assets and the purchase and sale of portfolio securities and other investments. Each sub-adviser is a wholly owned indirect subsidiary of ING Group and is registered with the Securities and Exchange Commission.

                           FUND                                        SUB-ADVISER
                           ----                                        -----------
         ING Large Cap Growth Fund                           Baring Asset Management, Inc.
         ING Growth & Income Fund                            ING Investment Management, LLC
         ING Mid Cap Growth Fund                             Furman Selz Capital Management LLC
         ING Small Cap Growth Fund                           Furman Selz Capital Management LLC *
         ING Global Brand Names Fund                         ING Investment Management Advisors B.V.
         ING International Equity Fund                       Baring Asset Management, Inc. / Baring
                                                             International Investment Limited / Baring
                                                             International Investment (Asia) Limited
         ING European Equity Fund                            ING Investment Management Advisors B.V.
         ING Tax Efficient Equity Fund                       Delta Asset Management
         ING Tax Efficient Equity Value Fund                 Delta Asset Management/
                                                             Furman Selz Capital Management LLC
         ING Focus Fund                                      Furman Selz Capital Management LLC
         ING Global Information Technology Fund              ING Investment Management Advisors B.V.
         ING Global Communications Fund                      ING Investment Management Advisors B.V.
         ING Internet Fund                                   ING Investment Management Advisors B.V.
         ING Technology Fund                                 ING Investment Management Advisors B.V.
         ING Balanced Fund                                   Furman Selz Capital Management LLC
         ING Emerging Markets Equity Fund                    Baring Asset Management, Inc. / Baring
                                                             International Investment Limited / Baring
                                                             International Investment (Asia) Limited
         ING Global Real Estate Fund                         ING Investment Management Advisors
                                                             B.V./CRA Real Estate Securities, L.P.
         ING Quality of Life Fund                            ING Investment Management Advisors B.V.
         ING Intermediate Bond Fund                          ING Investment Management, LLC
         ING High Yield Bond Fund                            ING Investment Management, LLC
         ING High Yield Real Estate Fund                     Clarion Capital, LLC
         ING International Bond Fund                         Baring Asset Management, Inc. / Baring
                                                             International Investment Limited / Baring
                                                             International Investment (Asia) Limited
         ING Enhanced Capital Preservation Fund              ING Institutional Markets Capital Asset Management, LLC
         ING Mortgage Income Fund                            ING Investment Management, LLC
         ING Money Market Fund                               ING Investment Management, LLC
         ING U.S. Treasury Money Market Fund                 ING Investment Management, LLC

* Prior to November 1, 1999, Baring Asset Management, Inc. acted as sub-adviser to the ING Small Cap Growth Fund.

    Baring Asset Management, Inc. Baring Asset Management, Inc. ("BAM") serves as sub-adviser to the ING Large Cap Growth Fund and as co-sub-adviser, with Baring International Investment Limited ("BIIL") and Baring International Investment (Asia) Limited ("BIAL"), to the ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING International Bond Fund. BAM is located at 125 High Street, Boston, MA 02110. BIIL is located at 155 Bishopsgate, London, England EC2M 3XY. BIAL is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAM, BIIL and BIAL, each a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL") provide investment management services to clients located around the world. BAMHL, a global company registered in England and Wales, is the parent of the worldwide group of investment management firms that operate under the collective name Baring Asset Management (the "BAM Group").

    The BAM Group provides global investment management services and maintains major investment offices in Boston, London, Hong Kong and Tokyo, and together with its predecessor corporation was founded in 1762. The BAM Group provides advisory services to institutional investors, offshore investment companies, insurance companies and private clients. As of December 31, 1999, the BAM Group managed approximately $xx.x billion of assets.

    The figures following show past performance of BAM in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Large Cap Growth Fund. The performance is not necessarily representative of the past performance of BAM's management team or any individual of the team. Information presented is based on performance data provided by BAM. The past performance does not represent the ING Large Cap Growth Fund's performance. The table shows the total returns for a composite of the actual performance of large cap growth accounts managed by BAM for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for the ING Large Cap Growth Fund's Class I shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the S&P 500 Index, an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

    The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Large Cap Growth Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Large Cap Growth Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

LARGE CAP GROWTH COMPOSITE

------------------------------------------------------------------
                              Class I            S&P 500 Index
------------------------------------------------------------------
1 Year
------------------------------------------------------------------
3 Years
------------------------------------------------------------------
5 Years
------------------------------------------------------------------
10 Years
------------------------------------------------------------------

    The figures following show past performance of BAM, BIIL and BIAL (the "Co-Sub-Advisers") in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING International Equity Fund and the ING International Bond Fund. The performance is not necessarily representative of the past performance of the Co-Sub-Advisers' management teams or any individual of the teams. Information presented is based on performance data provided by the Co-Sub-Advisers. The past performance does not represent the performance of the ING International Equity Fund or the ING International Bond Fund. The tables show the total returns for a composite of the actual performance of international equity accounts and international fixed income accounts managed by the Co-Sub-Advisers for various periods ended December 31, 1999, as adjusted for the annualized gross expenses for each Fund's Class I shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI EAFE Index and the Salomon Brothers World Government Bond Non-U.S. Dollar Index ("SWGB ex-US$ Index"), respectively, each an unmanaged market index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and guidelines.

    The composites are made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING International Equity Fund and the ING International Bond Fund may vary in some respects. The information should not be considered a prediction of the future performance of the

ING International Equity Fund or the ING International Bond Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

INTERNATIONAL EQUITY COMPOSITE

------------------------------------------------------------------
                              Class I           MSCI EAFE Index
------------------------------------------------------------------
1 Year
------------------------------------------------------------------
3 Years
------------------------------------------------------------------
5 Years
------------------------------------------------------------------
10 Years
------------------------------------------------------------------

INTERNATIONAL BOND COMPOSITE

------------------------------------------------------------------
                              Class I         SWGB ex-U.S.$ Index
------------------------------------------------------------------
1 Year
------------------------------------------------------------------
3 Years
------------------------------------------------------------------
5 Years
------------------------------------------------------------------
10 Years
------------------------------------------------------------------

    ING Investment Management LLC. ING Investment Management, LLC ("IIM") serves as sub-adviser to the ING Growth and Income Fund, the ING Intermediate Bond Fund, the ING High Yield Bond Fund, the ING Mortgage Income Fund, the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. IIM is located at 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327. IIM is engaged in the business of providing investment advice to portfolios which, as of December 31, 1999, were valued at $xx.x billion. IIM also advises other registered investment companies.

    ING Investment Management Advisors B.V. ING Investment Management Advisors B.V. ("IIMA") serves as sub-adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, the ING Global Communications Fund, the ING Technology Fund and the ING Quality of Life Fund. IIMA also services as co-sub-adviser with CRA Real Estate Securities, L.P. to the ING Global Real Estate Fund. IIMA is located at Schenkkade 65, 2595 AS The Hague, The Netherlands. IIMA is a company organized to manage investments and provide investment advice on a worldwide basis to entities affiliated and unaffiliated with ING Group. IIMA operates under the collective management of ING Investment Management which has assets under management of $xxx billion as of December 31, 1999.

    The figures following show past performance of IIMA in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING Global Communications Fund. The performance is not necessarily representative of the past performance of IIMA's management team or any individual of the team. Information presented is based on performance data provided by IIMA. The past performance does not represent the ING Global Communications Fund's performance. The table shows the total returns for a composite of the actual performance of global communications accounts managed by IIMA for various periods ended December 31, 1999, as adjusted for the annualized expenses for the ING Global Communications Fund's Class I shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the MSCI Telecommunications Index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

    The composite is made up of unregistered accounts that are not subject to diversification and other requirements that apply to mutual funds under applicable securities, tax and other laws that, if applicable, may have adversely affected performance. As a result, portfolio management strategies used on the composite and those used on the ING Global Communications Fund may vary in some respects. The information should not be considered a prediction of the future performance of the ING Global Communications Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

GLOBAL COMMUNICATIONS COMPOSITE

--------------------------------------------------------------------
                              Class I                  MSCI
                                                TELECOMMUNICATIONS
                                                       Index
--------------------------------------------------------------------
1 Year
--------------------------------------------------------------------
3 Years
--------------------------------------------------------------------
5 Years
--------------------------------------------------------------------
10 Years
--------------------------------------------------------------------

    Furman Selz Capital Management LLC. Furman Selz Capital Management LLC ("FSCM") serves as sub-adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund and the ING Balanced Fund. FSCM also serves as co-sub-adviser with Delta Asset Management to the ING Tax Efficient Equity Value Fund. FSCM is located at 230 Park Avenue, New York, NY 10169. FSCM is engaged in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $x.xx billion

    Delta Asset Management. Delta Asset Management ("Delta") serves as sub-adviser to the ING Tax Efficient Equity Fund and acts as co-sub-adviser with FSCM to the ING Tax Efficient Equity Value Fund. Delta is located at 333 South Grand Avenue, Los Angeles, CA 90071. Delta is a division of Furman Selz Capital Management LLC, an investment management firm providing investment advice to institutional and individual client accounts which, as of December 31, 1999, were valued at approximately $x.xx billion

    CRA Real Estate Securities, L.P. CRA Real Estate Securities, L.P ("CRA") serves as co-sub-adviser to the ING Global Real Estate Fund. CRA is located at 259 Radnor-Chester Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $x.xx billion.

    Clarion Capital, LLC. Clarion Capital, LLC ("Clarion") serves as sub-adviser to the ING High Yield Real Estate Fund. Clarion is located at 335 Madison Avenue, New York, New York 10017. Clarion is in the business of providing investment advice to institutional and individual client accounts which, as of December 31, 1999 were valued at approximately $x.xx million.

    The figures following show past performance of Clarion in managing accounts with investment objectives, policies, styles and techniques substantially similar though not identical to those of the ING High Yield Real Estate Fund. The performance is not necessarily representative of the past performance of Clarion's management team or any individual of the team. Information presented is based on performance data provided by Clarion. The past performance does not represent the ING High Yield Real Estate Fund's performance. The table shows the total returns for a composite of the actual performance of a mutual fund with a substantially similar investment objective and policies managed by Clarion for various periods ended December 31, 1999, as adjusted for the annualized expenses for the ING High Yield Real Estate Fund's Class I shares during their initial fiscal period. The amounts shown assume redemption of Fund shares at the end of each period indicated. Included for comparison purposes are performance figures of the Lehman Brothers Aggregate BOND Index. The performance shown is calculated in accordance with established Securities and Exchange Commission rules and regulations.

    The information should not be considered a prediction of the future performance of the ING High Yield Real Estate Fund. The actual performance may be higher or lower than that shown.

ANNUALIZED RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 1999

COMMERCIAL MORTGAGE-BACKED SECURITY MUTUAL FUND

--------------------------------------------------------------------
                              Class I           Lehman Brothers
                                                Aggregate Bond
                                                     Index
--------------------------------------------------------------------
1 Year
--------------------------------------------------------------------
3 Years
--------------------------------------------------------------------
5 Years
--------------------------------------------------------------------
10 Years
--------------------------------------------------------------------

    ING Institutional Markets Capital Asset Management, LLC. ING Institutional Markets Capital Asset Management, LLC ("ING Capital Markets") serves as sub-adviser to the ING Enhanced Capital Preservation Fund. ING Capital Markets is located at 1290 Broadway, Denver, Colorado 80203. ING Capital Markets is a newly registered Investment Adviser.

         Portfolio Managers. The following individuals are primarily responsible for the day-to-day management of each Fund's portfolio:

         ING Large Cap Growth Fund. Mr. William Thomas has primary responsibility for managing the Fund and is head of an eleven-member team of investment professionals. The team has an average of 20 years investment experience. Mr. Thomas has been an investment professional with BAM since 1987 and has over 25 years of investment experience.

         ING Growth & Income Fund. Mr. Martin Jansen and Mr. David Kushner have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. Mr. Jansen and Mr. Kushner have been employed by IIMA and IIM, respectively, as investment professionals since 1997 and they each have 20 years of investment experience.

         ING Mid Cap Growth Fund. Mr. Matthew Price and Mr. David Campbell have primary responsibility for managing the Fund and co-head a four-member team of investment professionals. The average experience of the team is 25 years. Messrs. Price and Campbell have been investment professionals with FSCM since 1990 and each has over 19 years of experience.

         ING Small Cap Growth Fund. Mr. George J. Paoletti has primary responsibility for managing the Fund. Mr. Paoletti has been employed by FSCM since 1999 and has 7 years of investment experience. Before joining FSCM, Mr. Paoletti was a portfolio manager with Morgan Stanley Dean Witter Advisors (1997-1999), a senior equity analyst with Fred Alger Management (1995-1997) and an equity analyst with Off Wall Street Consulting (1992-1995).

         ING Global Brand Names Fund. Mr. Herman Kleeven has primary responsibility for managing the Fund. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has seven years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

         ING International Equity Fund. Mr. James Williams and Mr. Hayes Miller have primary responsibility for managing the Fund and co-head a six-member team of investment professionals. The team utilizes the resources of the regional equity teams of the co-Sub-Advisers. The average experience of the team is 23 years. Mr. Williams has been an investment professional with BIIL and its affiliates since 1975 and has over 25 years of investment experience. Mr. Miller has been an investment professional with BIIL since 1994 and has 19 years of investment experience.

         ING European Equity Fund. Mr. Adrian van Tiggelen has primary responsibility for managing the Fund and heads an eight-member team of investment professionals. The average experience of the team is nine years. Mr. Van Tiggelen has been employed by IIMA and its affiliates since 1988 and has eleven years of investment experience.

         ING Tax Efficient Equity Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan have primary responsibility for managing the Fund. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience. .

         ING Tax Efficient Equity Value Fund. Mr. Robert Sandroni, Mr. Carl Goldsmith and Ms. Marla K. Ryan of Delta have primary responsibility for managing the Fund's large capitalization securities. Mr. Sandroni and Mr. Goldsmith have been investment professionals with Delta since 1991 and each have over 20 years of investment experience. Ms. Ryan has been an investment professional with Delta since 1998 and has over 10 years of investment experience. . Mr. ___ and Mr. ____ of FSCM have primary responsibility for managing the Fund's small and mid-capitalization securities. Mr. ___ and Mr. ____ have been investment professionals with FSCM since 19__ and each have over __ years of investment experience. .

         ING Focus Fund. Mr. Adrian Jones and Mr. Michael Kass have primary responsibility for managing the Fund. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has thirteen years of investment experience. Prior to 1996, Mr. Kass was an investment professional with Furman Selz for five years in the Proprietary Management Division.

         ING Global Information Technology Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

         ING Global Communications Fund. Mr. Daniel Hayes has primary responsibility in managing the Fund and heads a ___ member team of investment professionals. Mr. Hayes has been employed by IIMA and its affiliates since 19__ and has __ years of investment experience.

         ING Internet Fund. Mr. Guy Uding has primary responsibility for managing the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

         ING Technology Fund. Mr. Guy Uding has primary responsibility for the Fund and heads a three-member team of investment professionals. Mr. Uding has been employed by IIMA and its affiliates since 1995 and has five years of investment experience.

         ING Balanced Fund. Mr. Robert Schonbrunn, Mr. Alan Segars, Mr. Adrian Jones and Mr. Michael Kass, a team of investment professionals with an average of 17 years of investment experience, manage the Fund. Messrs. Schonbrunn and Segars are responsible for the fixed income portion of the Fund and Messrs. Jones and Kass are responsible for the equity portion of the Fund. Mr. Schonbrunn has been an investment professional with FSCM since 1985 and has 32 years of investment experience. Mr. Segars has been an investment professional with FSCM since 1993 and has 30 years of investment experience. Mr. Jones has been an investment professional with FSCM since 1996 and has 12 years of investment experience. Mr. Kass has been an investment professional with FSCM since 1996 and has 13 years of investment experience.

         ING Emerging Markets Fund. Mr. Rory Landman heads a team of 29 investment professionals in managing the Fund in conjunction with the regional equity teams of the Co-Sub-Advisers. Mr. Landman has been an investment professional with BIIL since 1994 and has 12 years of investment experience.

         ING Global Real Estate Fund. Mr. Michael Lipsch heads a team of investment professionals with responsibility for managing the non U.S. securities held by the Fund. Mr. Lipsch has been with IIMA since 1997 and has 10 years of investment experience. Prior to joining IIMA, Mr. Lipsch was a portfolio manager for the Shell pension fund in The Hague, The Netherlands. With regard to the management of the U.S. securities held by the Fund, Kenneth D. Campbell and T. Ritson Ferguson, CFA have shared primary responsibility. Mr. Campbell has been with CRA and its predecessors since 1969 and has 19 years of investment experience. Mr. Ferguson has been with CRA and its predecessors since 1992 and has seven years of investment experience.

         ING Quality of Life Fund. A team of two investment professionals, led by Mr. Herman Kleeven, manages the Fund. This team is supported by the global equity team of IIMA and its affiliates. Mr. Kleeven has been employed by IIMA and its affiliates since 1997 and has eight years of investment experience. Before joining IIMA and its affiliates, Mr. Kleeven was a portfolio manager for Robeco Group, Rotterdam, The Netherlands.

         ING Intermediate Bond Fund. Mr. James Kauffman, with 12 years of investment experience, leads a team of three investment professionals in managing the Fund.

         ING High Yield Bond Fund. Mr. Robert Bowman, with more than 20 years of investment experience, leads a team of five investment professionals in managing the Fund. Mr. Bowman has been a Senior Vice President and Managing Director at IIM since 19__.

         ING High Yield Real Estate Fund. Mr. Frank L. Sullivan, Jr. and Mr. Daniel Heflin have primary responsibility for managing the Fund. Mr. Sullivan has been an investment professional with Clarion since 1984 and has over 25 years of real estate investment experience. Mr. Heflin has been an investment professional with Clarion since 1995 and has over 12 years of fixed income investment experience.

         ING International Bond Fund. Mr. Paul Thursby, with 19 years of investment experience, leads a team of eight investment professionals in managing the Fund. The team has an average of 18 years of investment experience. Mr. Thursby has been an investment professional with BIIL since 1981.

         ING Mortgage Income Fund. Mr. Jeffrey Seel, with more than 20 years of investment experience, leads a team of investment professionals in managing the Fund. Mr. Seel has been an investment professional with IIM since 19__.

         ING Enhanced Capital Preservation Fund. Mr. T. Kirby Brown, Jr., with 11 years of investment experience, leads a team of four investment professionals in managing the Fund. Mr. Brown has been an investment professional with ING Capital Markets since 1999. Mr. Brown has provided portfolio advise to ING Institutional Markets since 1997, and prior to that spent one year as a Vice President and portfolio manager at Koch Industries and prior to that worked at ING Investment Management.

         ING Money Market Fund. Ms. Jennifer J. Thompson leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

         ING U.S. Treasury Money Market Fund. Ms. Jennifer J. Thompson leads a team of three investment professionals in managing the Fund. Ms. Thompson has been employed by IIM as an investment professional since 1998 and has seven years of investment experience.

                             HOW TO PURCHASE SHARES

         The Funds offer a choice of five share classes, each with its own sales load and expense structure, allowing you to invest in the way that best suits your needs. Class I shares are offered in this Prospectus and may be purchased only by retirement plans affiliated with ING Group. Class A, Class B, Class C and Class X shares are offered under separate prospectuses. Each share class represents an ownership interest in the same investment portfolio.

         The Funds' shares are distributed by ING Funds Distributor, Inc. (the "Distributor"), an affiliate of the Manager.

         Orders for the purchase of Class I shares of the Funds will be executed at the net asset value per share next determined after an order has been received. The public offering price of each Fund is determined as of the close of regular trading on the New York Stock Exchange (normally 4 p.m. Eastern time) on each day the Exchange is open for business.

         Notwithstanding the foregoing, a purchase order for shares or a Money Market Fund must generally be received by a specified "cut-off" time to be executed on the same day at the price per share next determined, provided that the Funds' custodian receives federal funds or other immediately available funds by 4 p.m. Eastern time. The cut-off time applicable to the ING Money Market Fund is 3:00 p.m. Eastern time and the cut-off time applicable to the ING U.S. Treasury Money Market Fund is 12 noon Eastern time.

         The minimum initial investment in a Fund is $1,000. Any subsequent investments must be at least $50. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies this Prospectus. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. Contributions to qualified retirement plans are subject to prevailing limits set by the Internal Revenue Service. Your account will be charged an annual maintenance fee, but you will not be charged more than one such fee with respect to multiple accounts of the same plan type established under the same taxpayer identification number. The Funds reserve the right to reject any purchase order. Third party and foreign checks will not be accepted. All initial investments may be made using any of the following methods:

--------------------------------------------------------------------------------
By Mail                                Send your completed and signed
                                       application and check payable to ING
                                       Funds Trust by regular mail to:
                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City, MO 64141-6416
                                       Or by express, registered, or certified
                                       mail to:
                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105
--------------------------------------------------------------------------------
Through an Authorized Broker or        Contact your broker or investment adviser
Investment Adviser                     for instructions on purchasing shares
                                       through their organizations. These
                                       organizations may impose additional
                                       requirements and charges for the services
                                       rendered.
--------------------------------------------------------------------------------

         You may purchase additional shares after your account has been established using any of the following methods:

--------------------------------------------------------------------------------
By Mail                               Send a check payable to ING Funds Trust,
                                      along with a remittance slip from a
                                      confirmation statement or with a letter
                                      of instructions including your account
                                      number and Fund name, to the appropriate
                                      address listed above.
--------------------------------------------------------------------------------
Through an Authorized Broker or       Contact your broker or investment adviser.
Investment Adviser
--------------------------------------------------------------------------------

         Your retirement plan administrator may establish separate policies and procedures concerning the purchase of Fund shares and the completion of documentation related to the purchase of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                              HOW TO REDEEM SHARES

         You may redeem your shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge at the net asset value next determined after a redemption request in good order has been received by the Funds. In the instance where you own more than one class of shares and the class of shares being redeemed are not subject to a contingent deferred sales load, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

         The ING High Yield Real Estate Fund and ING Enhanced Capital Preservation Fund charge a redemption fee under certain conditions to discourage redemptions initiated by shareholders attempting to take advantage of interest rate movements. The ING High Yield Real Estate Fund will deduct a 1-% redemption fee from shares redeemed within six months of purchase. The ING Enhanced Capital Preservation Fund will deduct a 2.5% redemption fee, except for (i) redemptions made upon at least 12 months' prior written notice to the Fund, (ii) Plan participant initiated redemptions, (iii) your death or disability (as that term is defined in applicable provisions of Section 72 of the Code); (iv) your being at least age 59-1/2 if the aggregate amount of your total redemptions over the previous 364 days is less than 10% of the balance of your aggregate share value, as calculated on January 1 in the year of such redemption; and (v) the Fund exercising its right to liquidate accounts which are less than the minimum account size. Unlike CDSL, which is paid to the Distributor, the redemption fee is paid back to the Fund.

         When purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. You may avoid this delay by investing through wire transfers of federal funds.

         Once your shares are redeemed, the Funds will ordinarily send the proceeds by check to you at the address of record on the next business day. To ensure acceptance of your redemption request, it is important to follow the procedures described below. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the following methods:

--------------------------------------------------------------------------------
By Mail                                Send your instructions for redemption
                                       to the appropriate address. By regular
                                       mail to:
                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City MO 64141-6416
                                       Or by express, registered or certified
                                       mail to:
                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105

                                       Your instructions must include:
                                            -    the name of the Fund and
                                                 account number you are
                                                 redeeming from
                                            -    your name(s) and address as
                                                 they appear on your account
                                            -    the dollar amount or number of
                                                 shares you wish to redeem
                                            -    your signature(s) as it appears
                                                 on your account
                                            -    a signature guarantee, if
                                                 required (see below)
--------------------------------------------------------------------------------
Through an Authorized Broker or      You may redeem your shares by contacting
Investment Adviser                   your authorized broker or investment
                                     advisor and instructing him or her to
                                     redeem your shares. Your representative
                                     will then contact the Funds and place a
                                     redemption trade on your behalf. These
                                     organizations may impose certain
                                     restrictions on redemptions and may
                                     charge you a fee for the transaction.
--------------------------------------------------------------------------------

         Your retirement plan administrator may establish separate policies and procedures concerning the redemption of Fund shares and the completion of documentation related to the redemption of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

         The Funds reserve the right to redeem in kind. That is, the Funds may honor redemption requests with readily marketable portfolio securities instead of cash. You may incur transaction costs associated with converting these securities to cash.

         Due to the high costs of maintaining small accounts, the Funds may ask that you increase your account balance if (1) the value of your account falls below $500 for three consecutive months as a result of redemptions or exchanges, and (2) your account has been in existence for at least one year and you have not made any additional purchases in the account within the preceding six calendar months. If the account balance remains below the minimum requirement for 60 days after you are notified, the Funds may close your account and send you the redemption proceeds.

         Signature Guarantees. A signature guarantee is designed to protect the investor, the Funds and their agents by verifying the signature of certain investors seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for:

         -        redemptions by mail in excess of $50,000

         - redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered

         - redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days

         - requests to transfer the registration of shares to another owner

         - redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record.

The foregoing requirements may be waived or modified upon notice to shareholders.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," contact the Funds at 1-877-INFO-ING.

                               EXCHANGE PRIVILEGE

         Class I shares of a Fund may be exchanged, based on the per share net asset values, for Class I shares of any other Fund. Your exchange will be processed at the next determined net asset value after the Funds receive your request. A new account opened by exchange must be established with the same name(s), address and social security number as the existing account.

         You may only exchange shares into a Fund which is authorized for sale in your state of residence. The Funds may change or discontinue the exchange privilege after giving you 60 days' prior notice. An exchange of shares is a taxable event on which you may realize a gain or loss. You may exchange shares using any of the following methods:


--------------------------------------------------------------------------------
By Mail                                Send a letter of instructions to the
                                       Funds which includes the following
                                       information:
                                            -    the name of the Fund and the
                                                 account number you are
                                                 exchanging from
                                            -    your name(s), address and
                                                 social security number
                                            -    the dollar amount or number of
                                                 shares you wish to exchange
                                            -    the name of the Fund you are
                                                 exchanging into
                                            -    your signature(s) as it appears
                                                 on your account
                                       Send your instructions by regular mail
                                       to:
                                            ING Funds
                                            P.O. Box 419416
                                            Kansas City MO 64141-6416
                                       Or by express, registered or certified
                                       mail to:
                                            ING Funds
                                            c/o DST Systems, Inc.
                                            333 W. 11th Street
                                            Kansas City, MO 64105
--------------------------------------------------------------------------------
Auto-Exchange Privilege                The Auto-Exchange Privilege enables you
                                       to invest regularly, in exchange for
                                       shares of a Fund, in shares of other
                                       Funds of which you are a shareholder. The
                                       amount designated ($50 minimum) will be
                                       exchanged automatically according to the
                                       schedule you have selected. The right to
                                       exercise this privilege may be changed or
                                       terminated by the Funds upon 60 days'
                                       prior notice. For more information on
                                       this privilege or to obtain an
                                       Auto-Exchange Privilege Authorization
                                       Form, call the Funds at 1-877-INFO-ING.
--------------------------------------------------------------------------------

         Your retirement plan administrator may establish separate policies and procedures concerning the exchange of Fund shares and the completion of documentation related to the exchange of shares. Please consult with your retirement plan administrator to determine if any such separate policies and procedures apply to you.

                                PRICING OF SHARES

         Each of the Funds prices its shares based on its net asset value. The Stock Funds and the Bond Funds value portfolio securities for which market quotations are readily available at market price. These Funds value all other securities and assets at their fair value. Securities and other assets quoted in foreign currencies are valued in U.S. dollars based on the prevailing exchange rates on that day. In addition, if, between the time trading ends on a particular security and the close of the New York Stock Exchange (NYSE), events occur that materially affect the value of the security, the Funds may value the security at its fair value as determined in good faith by or under the supervision of the Board of Trustees. The effect of using fair value pricing is that a Fund's net asset value will be subject to the judgment of the Board of Trustees or its designee instead of being determined by the market. Because some of the Funds may invest in securities that are primarily listed on foreign exchanges, the value of those Funds' shares may change on days when you will not be able to purchase or redeem shares.

         Pursuant to procedures adopted by the Board of Trustees, the fair value of a Wrapper Agreement ("Wrapper Value") entered into by the ING Enhanced Capital Preservation Fund generally will be equal to the difference between the "Book Value" and the market value (plus accrued interest on the underlying securities) of the portion of the Fund's assets covered by the Agreement ("Covered Assets"). Generally, the Book Value of the Covered Assets is their purchase price plus interest on the Covered Assets accreted at a rate specified in the Wrapper Agreement ("Crediting Rate"). The Crediting Rate used in computing Book Value is calculated by a formula specified in the Wrapper Agreement and is adjusted periodically. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is greater than their Book Value, the Wrapper Value will be reflected as a liability of the Fund in the amount of the difference, i.e., a negative value, reflecting the potential liability of the Fund to the Wrapper Provider. If the market value (plus accrued interest on the underlying securities) of the Covered Assets is less than their Book Value, the Wrapper Value will be reflected as an asset of the Fund in the amount of the difference, i.e., a positive value, reflecting the potential liability of the Wrapper Provider to the Fund. In performing its fair value determination, the Board expects to consider the creditworthiness and ability of a Wrapper Provider to pay amounts due under the Wrapper Agreement. If the Board determines that a Wrapper Provider is unable to make such payments, that Board may assign a fair value to the Wrapper Agreement that is less than the difference between the Book Value and the market value (plus accrued interest on the underlying securities) of the applicable Covered Assets and the Fund might be unable to maintain NAV stability.

         Each of the Money Market Funds uses the amortized cost method to value its portfolio securities and seek to maintain a constant net asset value of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. Although the Board of Trustees has established procedures designed to stabilize, to the extent reasonably possible, the share price of the Money Market Funds, there can be no assurance that each Fund's net asset value can be maintained at $1.00 per share.
         Each Fund determines the net asset value of its shares as of the close of the NYSE (normally 4:00 p.m., Eastern time) on each day the NYSE is open for business. The price at which a purchase or redemption is effected is based on the next calculation of a Fund's net asset value after the order is placed.

                           DIVIDENDS AND DISTRIBUTIONS

         Each Fund intends to distribute to its shareholders substantially all of its investment company taxable income (which includes dividends and interest and the excess, if any, of net short-term capital gains over net long-term capital losses). Each of the Stock Funds will declare and pay these dividends annually, except for the ING Growth & Income Fund and the ING Balanced Fund, which will declare and pay dividends quarterly. Each of the Bond Funds and Money Market Funds will declare these dividends daily and pay these dividends monthly. In addition, each Fund intends to distribute, at least annually, substantially all of its net capital gains (the excess of net long-term capital gains over net short-term capital losses). In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

         Dividends and distributions will be reinvested in additional shares of a Fund at net asset value. If you redeem all or a portion of Fund shares prior to a dividend payment date, you will be entitled on the next dividend payment date to all dividends declared but unpaid on those shares at the time of their redemption.

                                      TAXES

         Each Fund is treated as a separate entity for federal income tax purposes. Each Fund has qualified and intends to continue to qualify as a regulated investment company by satisfying the requirements under Subchapter M of the Internal Revenue Code of 1986 (the "Code"), including requirements with respect to diversification of assets, distribution of income and sources of income. By so qualifying, each Fund generally will not be subject to federal income tax to the extent that it distributes investment company taxable income and net realized capital gains in the manner required under the Code.

         Investment income received by a Fund from sources within foreign countries may be subject to foreign income taxes withheld at the source. Such withholding taxes may be reduced or eliminated under the terms of applicable United States income tax treaties, and the Funds intend to undertake any procedural steps required to claim the benefits of such treaties.

         Under the backup withholding rules of the Code, you may be subject to 31% withholding of federal income tax on ordinary income dividends paid by a Fund. In order to avoid this backup withholding, you must provide the Funds with a correct taxpayer identification number or certify that you are otherwise exempt from or not subject to backup withholding.

         Special tax treatment, including a penalty on certain pre-retirement distributions, is accorded to accounts maintained as qualified retirement plans. The foregoing discussion is intended for shareholders that are exempt from federal income taxes. You should consult your own tax advisor as to the federal, state and local tax consequences of ownership of shares of the Funds in your particular circumstances.


                          MORE INFORMATION ABOUT RISKS

         A Fund's risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. The following pages discuss the risks associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. For more information about these and other types of securities and investment techniques used by the Funds, see the Statement of Additional Information. Unless indicated otherwise, the following descriptions apply to all Funds.

         Many of the investment techniques and strategies discussed in this Prospectus and in the Statement of Additional Information are discretionary, which means that the Investment Manager or Sub-Adviser can decide whether to use them or not. The Investment Manager or Sub-Adviser may also use investment techniques or make investments in securities that are not a part of the Fund's principal investment strategy.

         Investments in Foreign Securities (All Funds except ING Mortgage Income Fund, ING High Yield Real Estate Fund and the ING Money Market Funds). There are certain risks in owning foreign securities, including those resulting from: fluctuations in currency exchange rates; devaluation of currencies; political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions; reduced availability of public information concerning issuers; accounting, auditing and financial reporting standards or other regulatory practices and requirements that are not uniform when compared to those applicable to domestic companies; settlement and clearance procedures in some countries that may not be reliable and can result in delays in settlement; higher transaction and custody expenses than for domestic securities; and limitations on foreign ownership of equity securities. Also, securities of many foreign companies may be less liquid and the prices more volatile than those of domestic companies. With certain foreign countries, there is the possibility of expropriation, nationalization, confiscatory taxation and limitations on the use or removal of funds or other assets of the Funds, including the withholding of dividends.

         Each Fund that invests in foreign securities may enter in to foreign currency transactions either on a spot or cash basis at prevailing rates or through forward foreign currency exchange contracts in order to have the necessary currencies to settle transactions or to help protect the Fund against adverse changes in foreign currency exchange rates. Such efforts could limit potential gains that might result from a relative increase in the value of such currencies, and might, in certain cases, result in losses to the Fund.

         Emerging Market Investments (ING International Equity Fund, ING Emerging Markets Equity Fund and ING International Bond Fund). Because of less developed markets and economies and, in some countries, less mature governments and governmental institutions, the risks of investing in foreign securities can be intensified in the case of investments in issuers domiciled or doing substantial business in emerging market countries. These risks include: high concentration of market capitalization and trading volume in a small number of issuers representing a limited number of industries, as well as a high concentration of investors and financial intermediaries; political and social uncertainties; over-dependence on exports, especially with respect to primary commodities, making these economies vulnerable to changes in commodity prices; overburdened infrastructure and obsolete financial systems; environmental problems; less well developed legal systems; and less reliable custodial services and settlement practices.

         High Yield Securities (ING High Yield Bond Fund, ING High Yield Real Estate Fund and ING Intermediate Bond Fund). Investments in high yield securities generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically entail greater potential price volatility and principal and income risk. High yield securities are not considered investment grade, and are regarded as predominantly speculative with respect to the issuing company's continuing ability to meet principal and interest payments. The prices of high yield securities have been found to be less sensitive to interest rate changes than higher-rated investments, but more sensitive to adverse economic downturns or individual corporate developments. High yield securities structured as zero-coupon or payment-in-kind securities tend to be more volatile. The secondary market in which high yield securities are traded is generally less liquid than the market for higher-grade bonds. At times of less liquidity, it may be more difficult to value high yield securities.

         Corporate and Municipal Debt Securities (All Funds). Corporate debt securities are subject to the risk of the issuer's inability to meet principal and interest payments on the obligation and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the credit-worthiness of the issuer and general market liquidity. When interest rates decline, the value of the debt securities can be expected to rise, and when interest rates rise, the value of those securities can be expected to decline. Debt securities with longer maturities tend to be more sensitive to interest rate movements than those with shorter maturities.

         U.S. Government Securities (All Funds). Some U.S. Government agency securities may be subject to varying degrees of credit risk, and all U.S. Government securities may be subject to price declines in the securities due to changing interest rates.

         Convertible Securities (All Funds except the ING Money Market Funds). The price of a convertible security will normally fluctuate in some proportion to changes in the price of the underlying equity security, and as such is subject to risks relating to the activities of the issuer and general market and economic conditions. The income component of convertible securities causes fluctuations based upon changes in interest rates and the credit quality of the issuer. Convertible securities are often lower rated securities. A Fund may be required to redeem or convert a convertible security before the holder would otherwise choose.

         Other Investment Companies (All Funds). Each Fund may invest up to 10% of its assets in other unaffiliated investment companies. There is no limit with regard to investments in affiliated investment companies. When a Fund invests in other investment companies, you indirectly pay a proportionate share of the expenses of that other investment company (including management fees, administration fees, and custodial fees) in addition to the expenses of the Fund.

         Restricted and Illiquid Securities (All Funds). Each Fund may invest in restricted and illiquid securities. If a security is illiquid, the Fund might be unable to sell the security at a time when the sub-adviser might wish to sell, and the security could have the effect of decreasing the overall level of the Fund's liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities, which could vary from the amount the Fund could realize upon disposition. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

         Mortgage-Related Securities (All Funds except ING U.S. Treasury Money Market Fund). Although mortgage loans underlying a mortgage-backed security may have maturities of up to 30 years, the actual average life of a mortgage-backed security typically will be substantially less because the mortgages will be subject to normal principal amortization, and may be prepaid prior to maturity. Like other fixed income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective maturity of the security beyond what was anticipated at the time of the purchase. Unanticipated rates of prepayment on underlying mortgages can be expected to increase the volatility of such securities. In addition, the value of these securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by a Fund. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

         Commercial Mortgage-Backed Securities (ING High Yield Real Estate Fund only). Investments in commercial mortgage-backed securities involve the credit risk of delinquency and default. Delinquency refers to interruptions in the payment of interest and principal. Default refers to the potential for unrecoverable principal loss from the sale of foreclosed property. These risks include the risks inherent in the commercial mortgage loans which support such commercial mortgage-backed securities and the risks associated with direct ownership of real estate. This may be especially true in the case of commercial mortgage-backed securities secured by, or evidencing an interest in, a relatively small or less diverse pool of commercial mortgage loans. The factors contributing to these risks include the effects of general and local economic conditions on real estate values, the conditions of specific industry segments, the ability of tenants to make lease payments and the ability of a property to attract and retain tenants, which inturn may be affected by local conditions such as oversupply of space or a reduction of available space, the ability of the owner to provide adequate maintenance and insurance, energy costs, government regulations with respect to environmental, zoning, rent control and other matters, and real estate and other taxes.

         While the credit quality of the securities in which the Fund invests will reflect the perceived appropriateness of future cash flows to meet operation expenses, the underlying commercial properties may not be able to continue to generate income to meet their operating expenses (mainly debt services, lease payments, capital expenditures and tenant improvements) as a result of any of the factors mentioned above. Consequently, the obligors under commercial mortgages may be unable to make payments of interest in a timely fashion, increasing the risk of default on a related commercial mortgage-backed security. In addition, the repayments of the commercial mortgage loans underlying commercial mortgage-backed securities will typically depend upon the future availability of financing and the stability of real estate property values.

         Most commercial mortgage loans are nonrecourse obligations of the borrower, meaning that the sole remedy of the lender in the event of a default is to foreclose upon the collateral. As a result, in the event of default by a borrower, recourse may be had only against the specific property pledged to secure the loan and not against the borrower's other assets. If borrowers are not able or willing to refinance of dispose of the property to pay the principal balance due at maturity, payments on the subordinated classes of the related commercial mortgage-backed securities are likely to be adversely affected. The ultimate extent of the loss, if any, to the subordinated classes may only be determined after a foreclosure of the mortgage encumbering the property and, if the mortgagee takes title to the property, upon liquidating of the property. Factors such as the title to the property, its physical condition and financial performance, as well as governmental disclosure requirements with respect to the condition of the property, may make a third party unwilling to purchase the property at a foreclosure sale or for a price sufficient to satisfy the obligations with respect to the related commercial mortgage-backed securities. The condition of a property may deteriorate during foreclosure proceedings. Certain obligors on underlying mortgages may become subject to bankruptcy proceedings, in which case the amount and timing of amounts due under the related commercial mortgage-backed securities may be materially adversely affected.

         In general, any losses on a given property, the lien on which is includes in a commercial mortgage-backed security, will be absorbed first by the equity holder of the property, then by a cash reserve fund or letter of credit, if any, and then by the "first loss" subordinated security holder to the extent of its principal balance. Because the Fund intends to invest in subordinated classes of commercial mortgage-backed securities, there can be no assurance that in the event of default and the exhaustion of equity support, the reserve fund and any debt classes junior to those in which the Fund invests, the Fund will be able to recover all of its investments in the securities purchased. In addition, if the underlying mortgage portfolio has been overvalued by the originator, or if the values subsequently decline, the Fund my effectively hold the "first loss" position in certain commercial mortgage-backed securities, ahead of the more senior debt holders, which may result in significant losses.

         Asset-Backed Securities (All Funds except ING U.S. Treasury Money Market Fund). Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities often do not contain the benefit of a complete security interest in the related collateral. The risks associated with asset-backed securities may be reduced by the addition of credit enhancements such as a bank letter of credit or a third-party guarantee.

         Derivatives (All Funds except the ING Money Market Funds). Generally, derivatives can be characterized as financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Some derivatives are sophisticated instruments that typically involve a small investment of cash relative to the magnitude of risks assumed. These may include swap agreements, options, forwards and futures. Derivative securities are subject to market risk, which could be significant for those that have a leveraging effect. Many of the Funds do not invest in these types of derivatives, so please check the description of the Fund's policies found in the Statement of Additional Information. Derivatives are also subject to credit risks related to the counterparty's ability to perform, and any deterioration in the counterparty's creditworthiness could adversely affect the instrument. A risk of using derivatives is that the adviser might imperfectly judge the market's direction. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market's movements and may have unexpected or undesired results, such as a loss or a reduction in gains.

         Repurchase Agreements (All Funds). Each Fund may enter into repurchase agreements, which involve the purchase by a Fund of a security that the seller has agreed to buy back. If the seller defaults and the collateral value declines, the Fund might incur a loss. If the seller declares bankruptcy, the Fund may not be able to sell the collateral at the desired time.

         Lending Portfolio Securities (All Funds). In order to generate additional income, each Fund may lend portfolio securities in an amount up to 33 1/3% of its total assets to broker-dealers, major banks, or other recognized domestic institutional borrowers of securities. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower default or fail financially.

         Borrowing (All Funds). Each Fund may borrow for certain types of temporary or emergency purposes subject to certain limits. Borrowing may exaggerate the effect of any increase or decrease in the value of portfolio securities or the net asset value of a Fund, and money borrowed will be subject to interest costs. Interest costs on borrowings may fluctuate with changing market rates of interest and may partially offset or exceed the return earned on borrowed funds. Under adverse market conditions, a Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

         Reverse Repurchase Agreements (All Funds). A reverse repurchase agreement involves the sale of a security, with an agreement to repurchase the same securities at an agreed upon price and date. Whether such a transaction produces a gain for a Fund depends upon the costs of the agreements and the income and gains of the securities purchased with the proceeds received from the sale of the security. If the income and gains on the securities purchased fail to exceed the costs, net asset value will decline faster than otherwise would be the case. Reverse repurchase agreements, as leveraging techniques, may increase a Fund's yield; however, such transactions also increase a Fund's risk to capital and may result in a shareholder's loss of principal.

         Short Sales (ING International Equity Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund and ING High Yield Bond Fund). A "short sale" is the sale by a Fund of a security which has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Fund may have to cover its short position at a higher price than the short sale price, resulting in a loss.

         Investments in Small- and Mid-Capitalization Companies (All Stock Funds). Certain Funds may invest in small and mid capitalization companies. Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

         Non-diversified Investment Companies (ING Global Brand Names Funds, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Technology Fund, ING Quality of Life Fund, ING High Yield Real Estate Fund and ING International Bond Fund). Certain Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

         Concentration (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Technology Fund, ING Global Real Estate Fund, ING High Yield Real Estate Fund and ING Quality of Life Fund). Certain Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject to greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

         Fundamental and Non-Fundamental Policies. Unless otherwise stated, all investment objectives and policies are non-fundamental and may be amended without shareholder approval.

         Percentage Investment Limitations. Unless otherwise stated, percentage limitations in this prospectus apply at the time of investment.

         Temporary Defensive Strategies. When the Investment Manager or Sub-Adviser to a Fund anticipates unusual market or other conditions, the Fund may temporarily depart from its principal investment strategies as a defensive measure. When a Fund takes a temporary defensive strategy, it may limit the Fund's ability to achieve its investment objective.

         Portfolio Turnover (All Funds). Each Fund may engage in frequent and active trading of portfolio securities to achieve its investment objective. A high portfolio turnover rate involves greater expenses to a Fund, including brokerage commissions and other transaction costs, and is likely to generate more taxable short-term gains for shareholders, which may have an adverse effect on the performance of the Fund.

                              FINANCIAL HIGHLIGHTS

         The financial highlights table is intended to help you understand the financial performance of the Funds' Class I Shares for the fiscal period ended October 31, 1999. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate than an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by _________________________, whose report, along with the Funds' financial statements, is included in the Statement of Additional Information, which is available upon request.

MANAGER                                              DISTRIBUTOR
  ING Mutual Funds Management Co. LLC                  ING Funds Distributor, Inc.
  1475 Dunwoody Drive                                  1475 Dunwoody Drive
  West Chester,  PA 19380                              West Chester,  PA 19380

SUB-ADVISERS                                         CUSTODIAN

  Baring Asset Management, Inc.                        Investors  Fiduciary Trust Co.
  125 High Street                                      801 Pennsylvania Street
  Boston, MA 02110                                     Kansas City, MO 64105

  Baring International Investment Limited            TRANSFER AGENT
  155 Bishopgate
  London, England EC2M 3XY                             DST Systems, Inc.
                                                       333 W. 11th Street
  Baring International Investment (Asia) Limited       Kansas City, MO 64105
  19/F Edinburgh Tower, The Landmark,
  15 Queens Road, Central, Hong Kong                 INDEPENDENT AUDITORS

  ING Investment Management Advisors B.V.              _________________________
  Schenkkade 65, 2595 AS                               _________________________
  The Hague, The Netherlands                           _________________________

  ING Investment Management LLC                      LEGAL COUNSEL
  5780 Powers Ferry Road, N.W., Suite 300
  Atlanta, GA 30327                                    _________________________
                                                       _________________________
  Furman Selz Capital Management LLC                   _________________________
  230 Park Avenue
  New York, NY 10169

  Delta Asset Management
  333 South Grand Avenue
  Los Angeles, CA  90071

  CRA Real Estate Securities, L.P.
  259 Radnor-Chester Road
  Radnor, PA  19087

  Clarion Capital, LLC
  335 Madison Avenue
  New York, NY  10017

  ING Institutional Markets Capital
    Asset Management, LLC
  1290 Broadway
  Denver, CO  80203


Additional information about the Funds is included in the Statement of Additional Information ("SAI") which is incorporated by reference in its entirety. Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

To obtain a free copy of the SAI, the annual and semiannual reports or other information about the Funds, or to make inquiries about the Funds, please call 1-877-INFO-ING.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's public reference room in Washington, D.C. Information about the operation of the public reference room can be obtained by calling the Commission at 1-800-SEC-0330. Reports and other information about the Funds are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site can be obtained for a fee by writing to: Securities and Exchange Commission, Public Reference Section, Washington D.C. 20549-6009.

File No. 811-08895

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ING Funds Trust
                               1475 Dunwoody Drive
                             West Chester, PA 19380
                 General and Account Information: 1-877-INFO-ING



             ING MUTUAL FUNDS MANAGEMENT CO. LLC, Investment Manager
                            ("IMFC" or the "Manager")

       ING FUNDS DISTRIBUTOR, INC., Distributor and Principal Underwriter
                          ("IFD" or the "Distributor")


                  This Statement of Additional Information ("SAI") describes the shares of 28 funds (each, a "Fund" or, collectively, the "Funds") managed by IMFC. Each Fund is a portfolio of ING Funds Trust (the "Trust"), an open-end management investment company. The Funds are:

Equity Funds                                Bond Funds                                   Money Market Funds
------------                                ----------                                   ------------------
ING Large Cap Growth Fund                   ING Intermediate Bond Fund                   ING U.S. Treasury Money
ING Growth & Income Fund                    ING High Yield Bond Fund                        Market Fund
ING Mid Cap Growth Fund                     ING High Yield Real Estate Fund              ING Money Market Fund
ING Small Cap Growth Fund                   ING International Bond Fund                  ING National Tax-Exempt
ING Balanced Fund                           ING Mortgage Income Fund                        Money Market Fund
ING Global Brand Names Fund                 ING Enhanced Capital Preservation Fund
ING International Equity Fund               ING National Tax-Exempt Bond Fund
ING Emerging Markets Equity Fund
ING European Equity Fund
ING Tax Efficient Equity Fund
ING Tax Efficient Equity Value Fund
ING Focus Fund
ING Global Information
  Technology Fund
ING Global Communications Fund
ING Global Real Estate Fund
ING Internet Fund
ING Technology Fund
ING Quality of Life Fund

This SAI is not a prospectus and is only authorized for distribution when preceded or accompanied by the current Prospectus for the Funds, which is dated February __, 2000. This SAI contains additional and more detailed information than that set forth in the Prospectus and should be read in conjunction with the Prospectus. The Prospectus may be obtained without charge by writing or calling the Funds at the address and telephone number printed above.

February __, 2000

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS
                                                                           Page

INVESTMENT POLICIES AND RISKS............................................
   Common Stocks.........................................................
   Preferred Stocks......................................................
   U.S. Treasury Obligations.............................................
   U.S. Government Securities............................................
   STRIPS and Zero Coupon Securities.....................................
   When-Issued, Delayed Delivery Securities and Forward Commitments......
   Commercial Paper......................................................
   Domestic and Foreign Bank Obligations.................................
   Corporate Debt Securities.............................................
   Mortgage-Related Securities...........................................
   GNMA Certificates.....................................................
   FNMA Certificates.....................................................
   FHLMC Securities......................................................
   FHLMC Certificates....................................................
   Non-Agency Mortgage-Backed Securities.................................
   Adjustable Rate Mortgage Securities...................................
   Collateralized Mortgage Obligations...................................
   Real Estate Securities................................................
   Open-End And Closed-End Investment Companies..........................
   Asset-Backed Securities...............................................
   Foreign Securities....................................................
   Depository Receipts...................................................
   Convertible Securities................................................
   Variable Rate Demand Obligations And Floating Rate Instruments........
   Guaranteed Investment Contracts.......................................
   Private Funds.........................................................
   Options On Securities.................................................
   Over-The-Counter Options..............................................
   Options On Indices....................................................
   Foreign Currency Options..............................................
   Dollar Roll Transactions..............................................
   Swap Agreements.......................................................
   Foreign Currency Futures Transactions.................................
   Foreign Government Obligations; Securities of Supranational Entities..
   Interest Rate Futures Contracts.......................................
   Short Sales...........................................................
   Loans Of Portfolio Securities.........................................
   Repurchase Agreements.................................................
   Borrowing.............................................................
   Reverse Repurchase Agreements.........................................
   Lower-Rated Securities................................................
   Illiquid Securities...................................................

ADDITIONAL RISK CONSIDERATIONS.........................................
         General.......................................................
         Equity Securities.............................................
         Real Estate Securities........................................
         Foreign Securities............................................
         Fixed Income Securities.......................................
         Options and Futures Contracts.................................
         Techniques Involving Leverage.................................
         Non-Diversified Investment Companies..........................
         Concentration.................................................
         Portfolio Turnover............................................
INVESTMENT RESTRICTIONS................................................
MANAGEMENT
          Trustees and Officers........................................
          Investment Manager...........................................
          Sub-Advisers.................................................
          Distribution of Fund Shares..................................
          Transfer Agent, Fund Accountant and Account Services.........
          Rule 12b-1 Distribution Plan.................................
          Shareholder Servicing Plan...................................
DETERMINATION OF NET ASSET VALUE.......................................
ADDITIONAL PURCHASE INFORMATION........................................
          Description of Class A Shares................................
          Description of Class B Shares................................
          Description of Class C Shares................................
          Description of Class X Shares................................
          Description of Class I Shares................................
          Minimum Account Balance......................................
          Reinvestment Privilege.......................................
ADDITIONAL REDEMPTION INFORMATION......................................
          Signature Guarantees.........................................
          Redemption in Kind...........................................
PURCHASE AND REDEMPTION PLANS..........................................
BROKER-DEALER COMPENSATION.............................................
PORTFOLIO TRANSACTIONS.................................................
          Portfolio Turnover...........................................
TAXATION...............................................................
OTHER INFORMATION
          Capitalization...............................................
          Voting Rights................................................
          Performance Information......................................
          Principal Holders of Fund Shares.............................
          Code of Ethics...............................................
          Custodian....................................................
          Legal Counsel................................................
          Independent Auditors.........................................
APPENDIX...............................................................

                          INVESTMENT POLICIES AND RISKS

                  The Prospectus discusses the investment objectives of the Funds and the policies to be employed to achieve those objectives. This section contains supplemental information concerning certain types of securities and other instruments in which the Funds may invest, the investment policies and portfolio strategies that the Funds may utilize, and certain risks attendant to such investments, policies and strategies.

                  COMMON STOCKS (All Stock Funds). Common stock represents the residual ownership interest in the issuer after all of its obligations and preferred stocks are satisfied. Common stock fluctuates in price in response to many factors, including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market volatility.

                  PREFERRED STOCKS (All Stock Funds). Preferred stock has a preference over common stock in liquidation and generally in dividends as well, but is subordinated to the liabilities of the issuer in all respects. Preferred stock may or may not be convertible into common stock. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics.

                  U.S. TREASURY OBLIGATIONS. Each Fund may invest in U.S. Treasury obligations, whose principal and interest are backed by the full faith and credit of the United States Government. U.S. Treasury obligations consist of bills, notes and bonds, and separately traded interest and principal component parts of such obligations known as STRIPS, which generally differ in their interest rates and maturities. U.S. Treasury bills, which have original maturities of up to one year, notes, which have maturities ranging from two years to 10 years and bonds, which have original maturities of 10 to 30 years, are direct obligations of the United States Government.

                  U.S. GOVERNMENT SECURITIES. U.S. Government securities are obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. U.S. Government securities include debt securities issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies and instrumentalities. Some types of U.S. Government securities are supported by the full faith and credit of the United States Government or U.S. Treasury guarantees, such as mortgage-backed certificates guaranteed by the Government National Mortgage Association ("GNMA"). Other types of U.S. Government securities, such as obligations of the Student Loan Marketing Association, provide recourse only to the credit of the agency or instrumentality issuing the obligation. In the case of obligations not backed by the full faith and credit of the United States Government, the investor must look to the agency issuing or guaranteeing the obligation for ultimate repayment.

                  STRIPS AND ZERO COUPON SECURITIES. Each Fund may invest in separately traded principal and interest components of securities backed by the full faith and credit of the United States Treasury. The principal and interests components of United States Treasury bonds with remaining maturities of longer than ten years are eligible to be traded independently under the Separate Trading of Registered Interest and Principal of Securities ("STRIPS") program. Under the STRIPS program, the principal and interest components are separately issued by the United States Treasury at the request of depository financial institutions, which then trade the component parts separately. The interest component of STRIPS may be more volatile than that of United States Treasury bills with comparable maturities. The Funds will not actively trade in STRIPS.

                  The Funds may invest in zero coupon securities. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically and are more sensitive to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.

                  WHEN-ISSUED, DELAYED-DELIVERY SECURITIES AND FORWARD COMMITMENTS. The Funds may purchase securities on a when-issued or delayed-delivery basis and may purchase or sell securities on a forward commitment basis. When-issued or delayed-delivery transactions arise when securities are purchased by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Fund at the time of entering into the transaction. A forward commitment transaction is an agreement by a Fund to purchase or sell securities at a specified future date. When a Fund engages in these transactions, the Fund relies on the buyer or seller, as the case may be, to consummate the sale. Failure to do so may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed-delivery transactions and forward commitment transactions may be expected to occur a month or more before delivery is due. However, no payment or delivery is made by a Fund until it receives payment or delivery from the other party to the transaction. A separate account containing only liquid assets equal to the value of purchase commitments will be maintained until payment is made. The securities so purchased are subject to market fluctuation during this period and no income accrues to the Fund until settlement takes place. While the Funds normally enter into these transactions with the intention of actually receiving or delivering the securities, they may sell these securities before the settlement date or enter into new commitments to extend the delivery date into the future, if the Sub-Adviser considers such action advisable as a matter of investment strategy. Such securities have the effect of leverage on the Funds and may contribute to volatility of a Fund's net asset value.

                  COMMERCIAL PAPER (All Funds except ING U.S. Treasury Money Market Fund). Commercial paper includes short-term unsecured promissory notes, variable rate demand notes and variable rate master demand notes issued by domestic and foreign bank holding companies, corporations and financial institutions and similar taxable instruments issued by government agencies and instrumentalities. All commercial paper purchased by the Money Market Fund is, at the time of investment, (i) rated in the highest rating categories by at least two nationally recognized statistical rating organizations ("NRSROs"),
(ii) issued or guaranteed as to principal and interest by issuers having an existing debt security rating in the highest rating categories by a least two NRSROs, or (iii) securities which, if not rated or single rated, are, in the opinion of the Fund's Sub-Adviser, of an investment quality comparable to rated commercial paper in which the Fund may invest. See "Variable Rate Demand Obligations and Floating Rate Instruments."

                  DOMESTIC AND FOREIGN BANK OBLIGATIONS (All Funds except ING U.S. Treasury Money Market Fund) . These obligations include but are not restricted to certificates of deposit, commercial paper, Yankee dollar certificates of deposit, bankers' acceptances, Eurodollar certificates of deposit and time deposits, promissory notes and medium-term deposit notes. The Funds will not invest in any obligations of their affiliates, as defined under the 1940 Act.

                  Each Fund limits its investment in United States bank obligations to obligations of United States banks (including foreign branches). Each Fund limits its investment in foreign bank obligations to United States dollar-denominated obligations of foreign banks (including United States branches of foreign banks) which in the opinion of the Sub-Adviser, are of an investment quality comparable to obligations of United States banks which may be purchased by the Funds.

                  Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties which vary depending upon market conditions and the remaining maturity of the obligation. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there is no market for such deposits. Investments in fixed time deposits subject to withdrawal penalties maturing in more than seven days may not exceed 15% of the value of the net assets of the Funds.

                  Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of United States banks, including the possibilities that their liquidity could be impaired because of future political and economic developments, that the obligations may be less marketable than comparable obligations of United States banks, that a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations, that foreign deposits may be seized or nationalized, that foreign governmental restrictions such as exchange controls may be adopted which might adversely affect the payment of principal and interest on those obligations and that the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks, or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks. Foreign banks are not subject to examination by any United States Government agency or instrumentality.

                  Investments in Eurodollar and Yankee dollar obligations involve additional risks. Most notably, there generally is less publicly available information about foreign companies; there may be less governmental regulation and supervision; they may use different accounting and financial standards; and the adoption of foreign governmental restrictions may adversely affect the payment of principal and interest on foreign investments. In addition, not all foreign branches of United States banks are supervised or examined by regulatory authorities as are United States banks, and such branches may not be subject to reserve requirements.

                  CORPORATE DEBT SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Fund investment in these securities is limited to corporate debt securities (corporate bonds, debentures, notes and similar corporate debt instruments) which meet the rating criteria established for each Fund.

                  The ratings of Standard & Poor's Corporation, Moody's Investors Service, Inc., and other NRSROs represent their respective opinions as to the quality of the obligations they undertake to rate. Ratings, however, are general and are not absolute standards of quality. Consequently, obligations with the same rating, maturity and interest rate may have different market prices. After purchase by a Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund. Neither event will require a sale of such security by the Fund. However, each Fund's Sub-Adviser will consider such event in its determination of whether the Fund should continue to hold the security. To the extent the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Sub-Adviser will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

                  It is possible that unregistered securities purchased by a Fund in reliance upon Section 4(2) or Rule 144A under the Securities Act of 1933 could have the effect of increasing the level of the Fund's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

                  MORTGAGE-RELATED SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). To the extent permitted by the Funds' policies, the Funds may invest in mortgage-backed securities, including those which represent undivided ownership interests in pools of mortgages. The U.S. Government or the issuing agency or instrumentality guarantees the payment of interest on and principal of these securities. However, the guarantees do not extend to the yield or value of the securities nor do the guarantees extend to the yield or value of a Fund's shares. Consistent with the Funds' respective investment objective and policies, mortgages backing the securities which may be purchased by the Funds include conventional thirty-year fixed-rate mortgages, graduated payment mortgages, fifteen-year mortgages, adjustable rate mortgages and balloon payment mortgages. A balloon payment mortgage-backed security is an amortized mortgage security with installments of principal and interest, the last installment of which is predominantly principal. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an undivided mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal then their stated maturity would indicate. The remaining expected average life of a pool of mortgage loans underlying a mortgage-backed security is a prediction of when the mortgage loans will be repaid and is based upon a variety of factors, such as the demographic and geographic characteristics of the borrowers and the mortgaged properties, the length of time that each of the mortgage loans has been outstanding, the interest rates payable on the mortgage loans and the current interest rate environment.

                  During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. When mortgage obligations are prepaid, the Funds reinvest the prepaid amounts in securities, the yields of which reflect interest rates prevailing at that time. Therefore, a Fund's ability to maintain a portfolio of high-yielding mortgage-backed securities will be adversely affected to the extent that prepayments of mortgages are reinvested in securities which have lower yields than the prepaid mortgages. Moreover, prepayments of mortgages which underlie securities purchased at a premium generally will result in capital losses.

                  GNMA CERTIFICATES (All Funds except ING U.S. Treasury Money Market Fund). Certificates of the Government National Mortgage Association (GNMA Certificates) are mortgage-backed securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment. The GNMA Certificates will represent a pro rata interest in one or more pools of the following types of mortgage loans: (i) fixed rate level payment mortgage loans; (ii) fixed rate graduated payment mortgage loans; (iii) fixed rate growing equity mortgage loans; (iv) fixed rate mortgage loans secured by manufactured (mobile) homes;
(v) mortgage loans on multifamily residential properties under construction;
(vi) mortgage loans on completed multifamily projects; (vii) fixed rate mortgage loans as to which escrowed funds are used to reduce the borrower's monthly payments during the early years of the mortgage loans ("buydown" mortgage loans); (viii) mortgage loans that provide for adjustments in payments based on periodic changes in interest rates or in other payment terms of the mortgage loans; and (ix) mortgage-backed serial notes. All of these mortgage loans will be FHA Loans or VA Loans and, except as otherwise specified above, will be fully-amortizing loans secured by first liens on one- to-four-family housing units. Legislative changes may be proposed from time to time in relation to the Department of Housing and Urban Development which, if adopted, could alter the viability of investing in GNMAs.

                  FNMA CERTIFICATES (All Funds except ING U.S. Treasury Money Market Fund). FNMA is a federally chartered and privately owned corporation organized and existing under the Federal National Mortgage Association Charter Act. FNMA provides funds to the mortgage market primarily by purchasing home mortgage loans from local lenders, thereby replenishing their funds for additional lending. FNMA acquires funds to purchase home mortgage loans from many capital market investors that may not ordinarily invest in mortgage loans directly.

                  Each FNMA Certificate will entitle the registered holder thereof to receive amounts, representing such holder's pro rata interest in scheduled principal payments and interest payments (at such FNMA Certificate's pass-through rate, which is net of any servicing and guarantee fees on the underlying mortgage loans), and any principal prepayments on the mortgage loans in the pool represented by such FNMA Certificate and such holder's proportionate interest in the full principal amount of any foreclosed or otherwise finally liquidated mortgage loan. The full and timely payment of principal and interest on each FNMA Certificate will be guaranteed by FNMA, which guarantee is not backed by the full faith and credit of the U.S. Government.

                  Each FNMA Certificate will represent a pro rata interest in one or more pools of FHA Loans, VA Loans or conventional mortgage loans (i.e., mortgage loans that are not insured or guaranteed by any governmental agency) of the following types: (i) fixed rate level payment mortgage loans; (ii) fixed rate growing equity mortgage loans; (iii) fixed rate graduated payment mortgage loans; (iv) variable rate California mortgage loans; (v) other adjustable rate mortgage loans; and (vi) fixed rate mortgage loans secured by multifamily projects.

                  FHLMC SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). The Federal Home Loan Mortgage Corporation (FHLMC) was created in 1970 through enactment of Title III of the Emergency Home Finance Act of 1970 (FHLMC Act). Its purpose is to promote development of a nationwide secondary market in conventional residential mortgages.

                  The FHLMC issues two types of mortgage pass-through securities, mortgage participation certificates (PCs) and guaranteed mortgage certificates (GMCs). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owned on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

                  GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately ten years.

                  FHLMC CERTIFICATES (All Funds except ING U.S. Treasury Money Market Fund). FHLMC is a corporate instrumentality of the United States created pursuant to the FHLMC Act. The principal activity of FHLMC consists of the purchase of first lien, conventional, residential mortgage loans and participation interests in such mortgage loans and the resale of the mortgage loans so purchased in the form of mortgage securities, primarily FHLMC Certificates.

                  FHLMC guarantees to each registered holder of the FHLMC Certificate the timely payment of interest at the rate provided for by such
FHLMC Certificate, whether or not received. FHLMC also guarantees to each registered holder of a FHLMC Certificate ultimate collection of all principal on the related mortgage loans, without any offset or deduction, but does not, generally, guarantee the timely payment of scheduled principal. FHLMC may remit the amount due on account of its guarantee of collection of principal at any time after default on an underlying mortgage loan, but not later than 30 days following (i) foreclosure sale, (ii) payment of a claim by any mortgage insurer or (iii) the expiration of any right of redemption, whichever occurs later, but in any event no later than one year after demand has been made upon the mortgagor for accelerated payment of principal. The obligations of FHLMC under its guarantee are obligations solely of FHLMC and are not backed by the full faith and credit of the U.S. Government.
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                                                                              10


                  FHLMC Certificates represent a pro rata interest in a group of mortgage loans (a FHLMC Certificate group) purchased by FHLMC. The mortgage loans underlying the FHLMC Certificates will consist of fixed rate or adjustable rate mortgage loans with original terms to maturity of between ten and thirty years, substantially all of which are secured by first liens on one- to four-family residential properties or multifamily projects. Each mortgage loan must meet the applicable standards set forth in the FHLMC Act. An FHLMC Certificate group may include whole loans, participation interests in whole loans and undivided interests in whole loans and participation comprising another FHLMC Certificate group.

                  The market value of mortgage securities, like other securities, will generally vary inversely with changes in market interest rates, declining when interest rates rise and rising when interest rates decline. However, mortgage securities, while having comparable risk of decline during periods of rising rates, usually have less potential for capital appreciation than other investments of comparable maturities due to the likelihood of increased prepayments of mortgages as interest rates decline. In addition, to the extent such mortgage securities are purchased at a premium, mortgage foreclosures and unscheduled principal prepayments generally will result in some loss of the holders' principal to the extent of the premium paid. On the other hand, if such mortgage securities are purchased at a discount, an unscheduled prepayment of principal will increase current and total returns and will accelerate the recognition of income which when distributed to shareholders will be taxable as ordinary income.

                  NON-AGENCY MORTGAGE-BACKED SECURITIES (All Funds except ING U.S. Treasury Money Market Fund). Certain non-agency private entities also issue mortgage-backed securities. Other than lacking the guarantee by the full faith and credit of the United States, the mortgage-backed securities issued by private issuers generally have characteristics and risks comparable to those issued by GNMA, as discussed above. Some mortgage-backed securities issued by non-agency private issuers may be supported by a pool of mortgages not acceptable to the agency issuers and thus may carry greater risks. Consistent with the Funds' investment objective, policies and quality standards, the Funds may invest in these mortgage-backed securities issued by non-agency private issuers.

                  ADJUSTABLE RATE MORTGAGE SECURITIES (All Funds except ING International Bond Fund, ING National Tax-Exempt Bond Fund and ING U.S. Treasury Money Market Fund). Adjustable rate mortgage securities (ARMS) are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. Generally, ARMS have a specified maturity date and amortize principal over their life. In periods of declining interest rates, there is a reasonable likelihood that ARMS will experience increased rates of prepayment of principal. However, the major difference between ARMS and fixed rate mortgage securities is that the interest rate and the rate of amortization of principal of ARMS can and do change in accordance with movements in a particular, pre-specified, published interest rate index.

                  The amount of interest on an ARM is calculated by adding a specified amount, the "margin," to the index, subject to limitations on the maximum and minimum interest that can be charged to the mortgagor during the life of the mortgage or to maximum and minimum changes to that interest rate during a given period. Because the interest rate on ARMS generally moves in

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the same direction as market interest rates, the market value of ARMS tends to be more stable than that of long-term fixed rate securities.

                  There are two main categories of indices which serve as benchmarks for periodic adjustments to coupon rates on ARMS: those based on U.S. Treasury securities and those derived from a calculated measure such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the 11th District Federal Home Loan Bank Cost of Funds, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others, such as the 11th District Home Loan Bank Cost of Funds index (often related to ARMS issued by FNMA), tend to lag changes in market rate levels and tend to be somewhat less volatile.

                  COLLATERALIZED MORTGAGE OBLIGATIONS (All Funds except ING U.S. Treasury Money Market Fund). Certain issuers of collateralized mortgage obligations (CMOs), including certain CMOs that have elected to be treated as Real Estate Mortgage Investment Conduits (REMICs), are not considered investment companies pursuant to a rule adopted by the Securities and Exchange Commission ("SEC"), and the Funds may invest in the securities of such issuers without the limitations imposed by the Investment Company Act of 1940, as amended (the "1940 Act"), on investments by the Funds in other investment companies. In addition, in reliance on an earlier SEC interpretation, a Fund's investments in certain other qualifying CMOs, which cannot or do not rely on the rule, are also not subject to the limitation of the 1940 Act on acquiring interests in other investment companies. In order to be able to rely on the SEC's interpretation, these CMOs must be unmanaged, fixed asset issuers, that (a) invest primarily in mortgage-backed securities, (b) do not issue redeemable securities, (c) operate under general exemptive orders exempting them from all provisions of the 1940 Act and (d) are not registered or regulated under the 1940 Act as investment companies. To the extent that a Fund selects CMOs or REMICs that cannot rely on the rule or do not meet the above requirements, the Fund may not invest more than 10% of its assets in all such entities and may not acquire more than 3% of the voting securities of any single such entity.

                  REAL ESTATE SECURITIES (ING Global Real Estate Fund, ING Emerging Markets Equity Fund, ING Balanced Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING High Yield Real Estate Fund, ING International Bond Fund, ING Mortgage Income Fund, ING National Tax-Exempt Bond Fund and ING Quality of Life Fund). The Funds may invest in REITs and other real estate industry operating companies ("REOCs"). For purposes of a Fund's investments, an REOC is a company that derives at least 50% of its gross revenues or net profits from either (1) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate, or (2) products or services related to the real estate industry, such as building supplies or mortgage servicing. Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Although the Funds will not invest directly in real estate, the fund may invest in equity securities of issuers primarily engaged in or related to the real estate industry. Therefore, an investment in REITs is subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates. To the extent that assets underlying the REITs' investments are concentrated geographically, by property type or in certain other respects, the REITs may be subject to certain of the foregoing risks to a greater extent. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the U.S. Internal Revenue Code and failing to maintain their exemptions from registration under the 1940 Act.

                  REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investment in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.

                  Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities.

                  Investments in mortgage-related securities involve certain risks. In periods of declining interest rates, prices of fixed income securities tend to rise. However, during such periods, the rate of prepayment of mortgages underlying mortgage-related securities tends to increase, with the result that such prepayments must be reinvested by the issuer at lower rates. In addition, the value of such securities may fluctuate in response to the market's perception of the creditworthiness of the issuers of mortgage-related securities owned by the Fund. Because investments in mortgage-related securities are interest sensitive, the ability of the issuer to reinvest or to reinvest favorably in underlying mortgages may be limited by government regulation or tax policy. For example, action by the Board of Governors of the Federal Reserve System to limit the growth of the nation's money supply may cause interest rates to rise and thereby reduce the volume of new residential mortgages. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantees and/or insurance, there is no assurance that private guarantors or insurers will be able to meet their obligations.

                  OPEN-END AND CLOSED-END INVESTMENT COMPANIES. Each Fund may invest in shares of other open-end and closed-end management investment companies, subject to the limitations of the 1940 Act and subject to such investments being consistent with the overall objective and policies of the Fund making such investment. The purchase of securities of other investment companies results in duplication of expenses such that investors indirectly bear a proportionate share of the expenses of such mutual funds including operating costs, and investment advisory and administrative fees.

                  ASSET-BACKED SECURITIES (All Funds except ING Growth & Income Fund, ING Balanced Fund, ING National Tax-Exempt Bond Fund, and ING U.S. Treasury Money Market Fund). The Funds are permitted to invest in asset-backed securities. Through the use of trusts and special purpose subsidiaries, various types of assets, primarily home equity loans and automobile and credit card receivables, are being securitized in pass-through structures similar to the mortgage pass-through structures described above. Consistent with the Funds' investment objectives, policies and quality standards, the Funds may invest in these and other types of asset-backed securities which may be developed in the future.

                  Asset-backed securities involve certain risks that are not posed by mortgage-related securities, resulting mainly from the fact that asset-backed securities do not usually contain the benefit of a complete security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and Federal consumer credit laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds from repossessed collateral may not always be sufficient to support payments on these securities. The risks associated with asset-backed securities are often reduced by the addition of credit enhancements such as a letter of credit from a bank, excess collateral or a third-party guarantee.

                  FOREIGN SECURITIES (All Funds except the ING Money Market Funds). As described in the Prospectus, changes in foreign exchange rates will affect the value of securities denominated or quoted in currencies other than the U.S. dollar.

                  Since the Funds may invest in securities denominated in currencies other than the U.S. dollar, and since those Funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, a Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. Changes in foreign currency exchange rates will influence values within the Fund from the perspective of U.S. investors. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the Fund. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors.
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                                                                              14


                  The Funds may enter into foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign exchange rates. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted between currency traders (usually large commercial banks) and their customers. Forward foreign currency exchange contracts may be bought or sold to protect a Fund against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Although such contracts are intended to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.

                  DEPOSITORY RECEIPTS (All Stock Funds). American Depositary Receipts ("ADRs") are U.S. dollar-denominated receipts generally issued by domestic banks, which evidence the deposit with the bank of the common stock of a foreign issuer and which are publicly traded on exchanges or over-the-counter in the United States.

                  The Funds may invest in both sponsored and unsponsored ADR programs. There are certain risks associated with investments in unsponsored ADR programs. Because the non-U.S. company does not actively participate in the creation of the ADR program, the underlying agreement for service and payment will be between the depository and the shareholder. The company issuing the stock underlying the ADR pays nothing to establish the unsponsored facility, as fees for ADR issuance and cancellation are paid by brokers. Investors directly bear the expenses associated with certificate transfer, custody and dividend payment.

                  In an unsponsored ADR program, there also may be several depositories with no defined legal obligations to the non-U.S. company. The duplicate depositories may lead to marketplace confusion because there would be no central source of information to buyers, sellers and intermediaries. The efficiency of centralization gained in a sponsored program can greatly reduce the delays in delivery of dividends and annual reports. In addition, with respect to all ADRs there is always the risk of loss due to currency fluctuations.

                  Investments in ADRs involve certain risks not typically involved in purely domestic investments, including future foreign political and economic developments, and the possible imposition of foreign governmental laws or restrictions applicable to such investments. Securities of foreign issuers through ADRs are subject to different economic, financial, political and social factors. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. With respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect the value of the particular ADR. There may be less publicly available information about a foreign company than about a U.S. company, and there may be less governmental regulation and supervision of foreign stock exchanges, brokers and listed companies. In addition, such companies may use different accounting and financial standards (and certain currencies may become unavailable for transfer from a foreign currency), resulting in a Fund's possible inability to convert proceeds realized upon the sale of portfolio securities of the affected foreign companies immediately into U.S. currency. The ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING European Equity Fund may also invest in European Depository Receipts ("EDRs") and Global Depositary Receipts ("GDRs"). EDRs are receipts issued in bearer form by a European financial institution and traded in European securities' markets. GDRs are receipts issued globally. EDRs are designed for trading in European Markets and GDRs are designed for trading in non-U.S. securities markets. Investments in EDRs and GDRs involve similar risks as ADRs.

                  CONVERTIBLE SECURITIES (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock and, therefore, are deemed to be equity securities for purposes of the Funds' management policies. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but nonconvertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

                  Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

                  Convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. There can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

                  VARIABLE RATE DEMAND OBLIGATIONS AND FLOATING RATE INSTRUMENTS. The Funds may acquire variable rate demand obligations. The ING Intermediate Bond Fund and ING National Tax-Exempt Bond Fund may acquire floating rate instruments as described in the Prospectus. Variable and floating rate instruments are frequently not rated by credit rating agencies; however, unrated variable and floating rate instruments purchased by a Fund will be determined by the Sub-Adviser to be of comparable quality at the time of purchase to rated instruments eligible for purchase by the Funds. In making such determinations, the Sub-Adviser will consider the earning power, cash flows and other liquidity ratios of the issuers of such instruments (such issuers include financial, merchandising, investment banking, bank holding and other companies) and will continuously monitor their financial condition. There may not be an active secondary market with respect to a particular variable or floating rate instrument purchased by a Fund. The absence of such an active secondary market could make it difficult for a Fund to dispose of the variable or floating rate instrument involved. In the event the issuer of the instrument defaulted on its payment obligations, a Fund could, for this or other reasons, suffer a loss to the extent of the default. Variable and floating rate instruments may be secured by bank letters of credit, guarantees or lending commitments.

                  GUARANTEED INVESTMENT CONTRACTS (All Funds except ING U.S. Treasury Money Market Fund). The Funds may invest in Guaranteed Investment Contracts ("GICs") issued by insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest which is based on an index. The GICs provide that this guaranteed interest will not be less than a certain minimum rate. The insurance company may assess periodic charges against a GIC for expense and service costs allocable to it, and the charges will be deducted from the value of the deposit fund. In addition, because the Funds may not receive the principal amount of a GIC from the insurance company on seven days' notice or less, the GIC is considered an illiquid investment, and, together with other instruments invested in by a Fund which are not readily marketable, will not exceed 15% (10% in the case of the Money Market Fund) of a Fund's net assets. The term of a GIC will be one year or less. In determining average weighted portfolio maturity, a GIC will be deemed to have a maturity equal to the period of time remaining until the next readjustment of the guaranteed interest rate.

                  PRIVATE FUNDS (All Stock Funds). The Funds may invest in U.S. or foreign private limited partnerships or other investment funds ("Private Funds"). Investments in Private Funds may be highly speculative and volatile. Because Private Funds generally are investment companies for purposes of the Investment Company Act of 1940, as amended (the "1940 Act"), the Fund's ability to invest in them will be limited. In addition, Fund shareholders will remain subject to the Fund's expenses while also bearing their pro rata share of the operating expenses of the Private Funds. The ability of the Fund to dispose of interests in Private Funds is very limited and involves risks, including loss of the Fund's entire investment in the Private Fund.

                  OPTIONS ON SECURITIES (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). Each Fund may purchase put and call options. In addition, each Fund may write (sell) "covered" call options on securities as long as it owns the underlying securities subject to the option or an option to purchase the same underlying securities, having an exercise price equal to or less than the exercise price of the "covered" option, or will establish and maintain for the term of the option a segregated account consisting of cash or other liquid securities ("eligible securities") to the extent required by applicable regulation in connection with the optioned securities. A Fund may write "covered" put options provided that, as long as the Fund is obligated as a writer of a put option, the Fund will own an option to sell the underlying securities subject to the option, having an exercise price equal to or greater than the exercise price of the "covered" option, or it will deposit and maintain in a segregated account eligible securities having a value equal to or greater than the exercise price of the option. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the exercise price during or at the end of the option period. A put option gives the purchaser the right to sell, and the writer has the obligation to buy, the underlying security at the exercise price during or at the end of the option period. The premium received for writing an option will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to such market price, the price volatility of the underlying security, the option period, supply and demand and interest rates. The Funds may write or purchase spread options, which are options for which the exercise price may be a fixed dollar spread or yield spread between the security underlying the option and another security that is used as a benchmark. The exercise price of an option may be below, equal to or above the current market value of the underlying security at the time the option is written. The buyer of a put who also owns the related security is protected by ownership of a put option against any decline in that security's price below the exercise price less the amount paid for the option. The ability to purchase put options allows a Fund to protect capital gains in an appreciated security it owns, without being required to actually sell that security. At times a Fund would like to establish a position in a security upon which call options are available. By purchasing a call option, a Fund is able to fix the cost of acquiring the security, this being the cost of the call plus the exercise price of the option. This procedure also provides some protection from an unexpected downturn in the market because a Fund is only at risk for the amount of the premium paid for the call option which it can, if it chooses, permit to expire.

                  During the option period the covered call writer gives up the potential for capital appreciation above the exercise price should the underlying asset rise in value, and the secured put writer retains the risk of loss should the underlying security decline in value. For the covered call writer, substantial appreciation in the value of the underlying asset would result in the security being "called away." For the secured put writer, substantial depreciation in the value of the underlying security would result in the security being "put to" the writer. If a covered call option expires unexercised, the writer realizes a gain in the amount of the premium received. If the covered call option writer has to sell the underlying security because of the exercise of a call option, it realizes a gain or loss from the sale of the underlying security, with the proceeds being increased by the amount of the premium.

                  If a secured put option expires unexercised, the writer realizes a gain from the amount of the premium. If the secured put writer has to buy the underlying security because of the exercise of the put option, the secured put writer incurs an unrealized loss to the extent that the current market value of the underlying security is less than the exercise price of the put option. However, this would be offset in whole or in part by gain from the premium received.

                  OVER-THE-COUNTER OPTIONS (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). As indicated in the prospectus, each Fund may deal in over-the-counter traded options ("OTC options"). OTC options differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and there is a risk of nonperformance by the dealer as a result of the insolvency of such dealer or otherwise, in which event a Fund may experience material losses. However, in writing options the premium is paid in advance by the dealer. OTC options are available for a greater variety of securities, and a wider range of expiration dates and exercise prices, than are exchange-traded options. Since there is no exchange, pricing is normally done by reference to information from market makers, which information is carefully monitored by the investment manager and verified in appropriate cases.

                  A writer or purchaser of a put or call option can terminate it voluntarily only by entering into a closing transaction. In the case of OTC options, there can be no assurance that a continuous liquid secondary market will exist for any particular option at any specific time. Consequently, a Fund may be able to realize the value of an OTC option it has purchased only by exercising it or entering into a closing sale transaction with the dealer that issued it. Similarly, when a Fund writes an OTC option, it generally can close out that option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote it. If a covered call option writer cannot effect a closing transaction, it cannot sell the underlying security until the option expires or the option is exercised. Therefore, a covered call option writer of an OTC option may not be able to sell an underlying security even though it might otherwise be advantageous to do so. Likewise, a secured put writer of an OTC option may be unable to sell the securities pledged to secure the put for other investment purposes while it is obligated as a put writer. Similarly, a purchaser of such put or call option might also find it difficult to terminate its position on a timely basis in the absence of a secondary market.

                  The staff of the SEC has taken the position that purchased options not traded on registered domestic securities exchanges and the assets used as cover for written options not traded on such exchanges are generally illiquid securities. However, the staff has also opined that, to the extent a mutual fund sells an OTC option to a primary dealer that it considers creditworthy and contracts with such primary dealer to establish a formula price at which the fund would have the absolute right to repurchase the option, the fund would only be required to treat as illiquid the portion of the assets used to cover such option equal to the formula price minus the amount by which the option is in-the-money. Pending resolution of the issue, the Funds will treat such options and, except to the extent permitted through the procedure described in the preceding sentence, assets as subject to each such Fund's limitation on investments in securities that are not readily marketable.

                  OPTIONS ON INDICES (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). Each Fund also may purchase and write call and put options on securities indices in an attempt to hedge against market conditions affecting the value of securities that the Fund owns or intends to purchase, and not for speculation. Through the writing or purchase of index options, a Fund can achieve many of the same objectives as through the use of options on individual securities. Options on securities indices are similar to options on a security except that, rather than the right to take or make delivery of a security at a specified price, an option on a securities index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. Unlike security options, all settlements are in cash and gain or loss depends upon price movements in the market generally (or in a particular industry or segment of the market), rather than upon price movements in individual securities. Price movements in securities that the Fund owns or intends to purchase will probably not correlate perfectly with movements in the level of an index since the prices of such securities may be affected by somewhat different factors and, therefore, the Fund bears the risk that a loss on an index option would not be completely offset by movements in the price of such securities.

                  When a Fund writes an option on a securities index, it will segregate and mark-to-market eligible securities to the extent required by applicable regulation. In addition, where the Fund writes a call option on a securities index at a time when the contract value exceeds the exercise price, the Fund will segregate and mark-to-market, until the option expires or is closed out, cash or cash equivalents equal in value to such excess.

                  Each Fund may also purchase and sell options on other appropriate indices, as available, such as foreign currency indices. Options on a securities index involve risks similar to those risks relating to transactions in financial futures contracts described above. Also, an option purchased by a Fund may expire worthless, in which case the fund would lose the premium paid therefore.

                  FOREIGN CURRENCY OPTIONS (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). Each Fund may engage in foreign currency options transactions. A foreign currency option provides the option buyer with the right to buy or sell a stated amount of foreign currency at the exercise price at a specified date or during the option period. A call option gives its owner the right, but not the obligation, to buy the currency, while a put option gives its owner the right, but not the obligation, to sell the currency. The option seller (writer) is obligated to fulfill the terms of the option sold if it is exercised. However, either seller or buyer may close its position during the option period in the secondary market for such options any time prior to expiration.

                  A call rises in value if the underlying currency appreciates. Conversely, a put rises in value if the underlying currency depreciates. While purchasing a foreign currency option can protect the Fund against an adverse movement in the value of a foreign currency, it does not limit the gain which might result from a favorable movement in the value of such currency. For example, if a Fund were holding securities denominated in an appreciating foreign currency and had purchased a foreign currency put to hedge against a decline in the value of the currency, it would not have to exercise its put. Similarly, if the Fund has entered into a contract to purchase a security denominated in a foreign currency and had purchased a foreign currency call to hedge against a rise in value of the currency but instead the currency had depreciated in value between the date of purchase and the settlement date, the Fund would not have to exercise its call but could acquire in the spot market the amount of foreign currency needed for settlement.

                  DOLLAR ROLL TRANSACTIONS (ING Growth & Income Fund, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund, ING
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                                                                              20


Enhanced Capital Appreciation Fund, ING High Yield Bond Fund, ING High Yield Real Estate Fund, ING International Bond Fund, and ING Mortgage Income Fund). In connection with their ability to purchase securities on a when-issued or forward commitment basis, the Funds may enter into "dollar rolls" in which the Funds sell securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Funds give up the right to receive principal and interest paid on the securities sold. However, the Funds would benefit to the extent of any difference between the price received for the securities sold and the lower forward price for the future purchase plus any fee income received. Unless such benefits exceed the income and capital appreciation that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Funds compared with what such performance would have been without the use of dollar rolls. The Funds will hold and maintain in a segregated account until the settlement date liquid assets in an amount equal to the value of the when-issued or forward commitment securities. The benefits derived from the use of dollar rolls may depend, among other things, upon the Sub-Advisers' ability to predict interest rates correctly. There is no assurance that dollar rolls can be successfully employed. In addition, the use of dollar rolls by the Funds while remaining substantially fully invested increases the amount of a Fund's assets that are subject to market risk to an amount that is greater than the Fund's net asset value, which could result in increased volatility of the price of the Fund's shares.

                  SWAP AGREEMENTS (ING Growth & Income Fund, ING Balanced Fund, ING Emerging Markets Equity Fund, ING Intermediate Bond Fund, ING High Yield Bond Fund, ING High Yield Real Estate Fund, ING Enhanced Capital Appreciation Fund, ING International Bond Fund and ING Mortgage Income Fund). To manage its exposure to different types of investments, the Funds may enter into interest rate, total return, currency and mortgage (or other asset) swap agreements and may purchase and sell interest rate "caps," "floors" and "collars." In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments to a fixed interest rate on the same amount for a specified period. Total return swap agreements are similar to interest rate swap agreements, except the numerical amount is tied to a market-linked return. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except that the notional principal amount is tied to a reference pool of mortgages. In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed upon level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed upon level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed upon range.

                  Swap agreements may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on the Fund's performance. Swap agreements involve risks depending upon the counterparties creditworthiness and ability to perform as well as the Fund's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. The Sub-Advisers monitor the creditworthiness of counterparties to these transactions and intend to enter into these transactions only when they believe the counterparties present minimal credit risks and the income expected to be earned from the transaction justifies the attendant risks.

                  FOREIGN CURRENCY FUTURES TRANSACTIONS (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). As part of its financial futures transactions, each Fund may use foreign currency futures contracts and options on such futures contracts. Through the purchase or sale of such contracts, a Fund may be able to achieve many of the same objectives as through forward foreign currency exchange contracts more effectively and possibly at a lower cost.

                  Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on foreign currency futures contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower cost than forward foreign currency exchange contracts.

                  FOREIGN GOVERNMENT OBLIGATIONS; SECURITIES OF SUPRANATIONAL ENTITIES (ING Intermediate Bond Fund, ING International Bond Fund, ING International Equity Fund, ING Tax Efficient Equity Fund, ING Tax Efficient Equity Value Fund, ING Emerging Markets Equity Fund, ING Global Brand Names Fund, ING Quality of Life Fund and ING European Equity Fund only). A Fund may invest in obligations issued or guaranteed by one or more foreign governments or any of their political subdivisions, agencies or instrumentalities that are determined by the Sub-Adviser to be of comparable quality to the other obligations in which the Fund may invest. Such securities also include debt obligations of supranational entities. Supranational entities include international organizations designated or supported by governmental entities to promote economic reconstruction or development and international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank.

                  INTEREST RATE FUTURES CONTRACTS (All Funds except ING National Tax-Exempt Bond Fund and the ING Money Market Funds). The Funds may purchase and sell interest rate futures contracts ("futures contracts") as a hedge against changes in interest rates. A futures contract is an agreement between two parties to buy and sell a security for a set price on a future date. Future contracts are traded on designated "contracts markets" which, through their clearing corporations, guarantee performance of the contracts. Currently, there are futures contracts based on securities such as long-term U.S. Treasury bonds, U.S. Treasury notes, GNMA Certificates and three-month U.S. Treasury bills.

                  Generally, if market interest rates increase, the value of outstanding debt securities declines (and vice versa). Entering into a futures contract for the sale of securities has an effect similar to the actual sale of securities, although sale of the futures contract might be accomplished more easily and quickly. For example, if a Fund holds long-term U.S. Government securities and the Sub-Adviser anticipates a rise in long-term interest rates, it could, in lieu of disposing of its portfolio securities, enter into futures contracts for the sale of similar long-term securities. If rates increased and the value of a Fund's portfolio securities declined, the value of a Fund's futures contracts would increase, thereby protecting the Fund by preventing its net asset value from declining as much as it otherwise would have. Similarly, entering into futures contracts for the purchase of securities has an effect similar to actual purchase of the underlying securities, but permits the continued holding of securities other than the underlying securities. For example, if the Sub-Adviser expects long-term interest rates to decline, a Fund might enter into futures contracts for the purchase of long-term securities, so that it could gain rapid market exposure that may offset anticipated increases in the cost of securities it intends to purchase, while continuing to hold higher-yielding short-term securities or waiting for the long-term market to stabilize. Futures transactions may fail as hedging techniques where price movements of the underlying securities do not follow price movements of the portfolio securities subject to the hedge. The loss with respect to futures transactions is potentially unlimited. Also, the Funds may be unable to control losses by closing its position where a liquid secondary market does not exist.

                  SHORT SALES (ING Intermediate Bond Fund, ING High Yield Bond Fund, ING High Yield Real Estate Fund, ING International Equity Fund, and ING Emerging Markets Equity Fund). The Funds may sell a security it does not own in anticipation of a decline in the market value of that security (short sales). To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Fund replaces a borrowed security, the Funds will maintain daily a segregated account with the Funds' custodian, liquid assets, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Funds will realize a gain if the security declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. No more than 25% of a Fund's net assets will be, when added together: (i) deposited as collateral for the obligation to replace securities borrowed to effect short sales; and (ii) allocated to segregated accounts in connection with short sales. Short sales against-the-box are not subject to this 25% limit.

                  In a short sale "against-the-box," a Fund enters into a short sale of a security which the Fund owns or has the right to obtain at no added cost. Not more than 25% of a Fund's net assets (determined at the time of the short sale against-the-box) may be subject to such sales.

                  LOANS OF PORTFOLIO SECURITIES. The Funds may lend their portfolio securities to brokers, dealers and financial institutions, provided:
(1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or letters of credit maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned; (2) the Funds may at any time call the loan and obtain the return of the securities loaned within five business days; (3) the Funds will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a particular Fund.

                  The Funds will earn income for lending their securities because cash collateral pursuant to these loans will be invested in short-term money market instruments. In connection with lending securities, the Funds may pay reasonable finders, administrative and custodial fees. Loans of securities involve a risk that the borrower may fail to return the securities or may fail to provide additional collateral.

                  REPURCHASE AGREEMENTS. The Funds may invest in securities subject to repurchase agreements with U.S. banks or broker-dealers. Such agreements may be considered to be loans by the Funds for purposes of the 1940 Act. A repurchase agreement is a transaction in which the seller of a security commits itself at he time of the sale to repurchase that security from the buyer at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting an agreed-upon interest rate effective for the period the buyer owns the security subject to repurchase. The agreed-upon rate is unrelated to the interest rate on that security. Each Fund's Sub-Adviser will monitor the value of the underlying security at the time the transaction is entered into and at all times during the term of the repurchase agreement to ensure that the value of the security always equals or exceeds the repurchase price. In the event of default by the seller under the repurchase agreement, the Funds may have problems in exercising their rights to the underlying securities and may incur costs and experience time delays in connection with the disposition of such securities.

                  BORROWING. A Fund may borrow from banks up to 33 1/3% of the current value of its net assets to purchase securities and for temporary or emergency purposes and those borrowings may be secured by the pledge of not more than 33 1/3% of the current value of that Fund's net assets.

                  REVERSE REPURCHASE AGREEMENTS (All Funds except the ING Money Market Funds). A Fund may borrow funds by selling portfolio securities to financial institutions such as banks and broker/dealers and agreeing to repurchase them at a mutually specified date and price ("reverse repurchase agreements"). Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price. A Fund will pay interest on amounts obtained pursuant to a reverse repurchase agreement. While reverse repurchase agreements are outstanding, a Fund will maintain in a segregated account, other liquid assets (as determined by the Board) of an amount at least equal to the market value of the securities, plus accrued interest, subject to the agreement.

                  LOWER-RATED SECURITIES. (ING Emerging Markets Equity Fund, ING High Yield Bond Fund and ING High Yield Real Estate Fund). Lower-rated securities are lower-rated bonds commonly referred to as junk bonds or high-yield/high-risk securities. These securities are rated Baa or lower by Moody's Investors Service, Inc. (Moody's) or BBB or lower by Standard & Poor's Corporation (S&P). As described in the Prospectus, certain of the Funds may invest in lower rated and unrated securities of comparable quality subject to the restrictions stated in the Prospectus.

                  Growth of High-Yield High-Risk Bond Market. The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downtown could severely disrupt the market for lower-rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Funds' ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

                  Sensitivity to Interest Rate and Economic Changes. Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, the Fund may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high-yield, high-risk bonds and the Fund's net asset value.

                  Payment Expectations. High-yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high-yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences significant unexpected net redemptions, this may force it to sell high-yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing the Fund's rate of return.

                  Liquidity and Valuation. There may be a little trading in the secondary market for particular bonds, which may affect adversely the Fund's ability to value accurately or dispose of such bonds. Adverse publicity and investor perception, whether or not based on fundamental analysis, may decrease the values and liquidity of high-yield, high-risk bonds, especially in a thin market.

                  ILLIQUID SECURITIES. Each Fund has adopted a non-fundamental policy with respect to investments in illiquid securities. Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended ("Securities Act"), securities that are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Mutual funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities and a mutual fund might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. A mutual fund might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

                  In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act, including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on either an efficient institutional market in which the unregistered security can be readily resold or on the issuer's ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

                  Each Fund may also invest in restricted securities issued under Section 4(2) of the Securities Act ("Section 4(2)"), which exempts from registration "transactions by an issuer not involving any public offering."
Section 4(2) instruments are restricted in the sense that they can only be resold through the issuing dealer and only to institutional investors; they cannot be resold to the general public without registration. Restricted securities issued under Section 4(2) (other than certain commercial paper issued pursuant to Section 4(2) discussed below) will be treated as illiquid and subject to the Fund's investment restriction on illiquid securities.

                  Pursuant to procedures adopted by the Board of Trustees, the Funds may treat certain commercial paper issued pursuant to Section 4(2) as a liquid security and not subject to the Funds' investment restriction on illiquid investments. Section 4(2) commercial paper may be considered liquid only if all of the following conditions are met: (i) the Section 4(2) commercial paper must not be traded flat (i.e. without accrued interest) or be in default as to principal or interest; and (ii) the Section 4(2) commercial paper must be rated in one of the two highest rating categories by at least two NRSROs, or if only NRSRO rates the security, by that NRSRO, or if the security is unrated, the security has been determined to be of equivalent quality.

                  The SEC has adopted Rule 144A, which allows a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act applicable to resales of certain securities to qualified institutional buyers. It is the intent of the Funds to invest, pursuant to procedures established by the Board of Trustees and subject to applicable investment restrictions, in securities eligible for resale under Rule 144A which are determined to be liquid based upon the trading markets for the securities.

                  Pursuant to guidelines adopted by and under the supervision of the Board of Trustees, the Sub-Adviser will monitor the liquidity of restricted securities in a Fund's portfolio. In reaching liquidity decisions, the Sub-Adviser will consider, among other things, the following factors: (1) the frequency of trades and quotes for the security over the course of six months or as determined in the discretion of the Sub-Adviser; (2) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers over the course of six months or as determined in the discretion of the Sub-Adviser; (3) dealer undertakings to make a market in the security; (4) the nature of the security and the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer); and (5) other factors, if any, which the Sub-Adviser deems relevant.

                  Rule 144A securities and Section 4(2) commercial paper which are determined to be liquid based upon their trading markets will not, however, be required to be included among the securities considered to be illiquid. Investments in Rule 144A securities and Section 4(2) commercial paper could have the effect of increasing Fund illiquidity.

                         ADDITIONAL RISK CONSIDERATIONS

                  The following pages discuss additional risk considerations associated with certain of the types of securities in which the Funds may invest and certain of the investment practices that the Funds may use. Unless indicated otherwise, the following descriptions apply to all Funds.

                  GENERAL. The price per share of each of the Funds will fluctuate with changes in value of the investments held by the Fund. For example, the value of a Fund's shares will generally fluctuate inversely with the movements in interest rates. Shareholders of a Fund should expect the value of their shares to fluctuate with changes in the value of the securities owned by the Fund. There is, of course, no assurance that a Fund will achieve its investment objective or be successful in preventing or minimizing the risk of loss that is inherent in investing in particular types of investment products. In order to attempt to minimize that risk, the Sub-Adviser monitors developments in the economy, the securities markets, and with each particular issuer. Also, each diversified Fund (i.e., all funds except the ING Global Brand Names Fund, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Technology Fund, ING Quality of Life Fund, ING High Yield Real Estate Fund and ING International Bond Fund) is managed within certain limitations that restrict the amount of the Fund's investment in any single issuer.

                  EQUITY SECURITIES. Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of convertible equity securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

                  Investments in mid- and small-capitalization companies involve greater risk than is customarily associated with larger, more established companies due to the greater business risks of small size, limited markets and financial resources, narrow product lines and the frequent lack of depth of management. The securities of smaller companies are often traded over-the-counter and may not be traded in volumes typical on a national securities exchange. Consequently, the securities of smaller companies may have limited market stability and may be subject to more abrupt or erratic market movements than securities of larger, more established growth companies or the market averages in general.

                  REAL ESTATE SECURITIES (ING Intermediate Bond Fund, ING High Yield Bond Fund, ING High Yield Real Estate Fund, ING International Bond Fund and ING Mortgage Income Fund). While the Funds will not invest in real estate directly, the ING Global Real Estate Fund may be subject to risks similar to those associated with the direct ownership of real estate (in addition to securities markets risks) because of its policy of concentration in the securities of companies in the real estate industry. These risks include declines in the value of real estate, risks related to general and local economic conditions, dependency on management skill, heavy cash flow dependency, possible lack of availability of mortgage funds, overbuilding, extended vacancies of properties, increased competition, increases in property taxes and operating expenses, changes in zoning laws, losses due to costs resulting from the clean-up of environmental problems, liability to third parties for damages resulting from environmental problems, casualty or condemnation losses, limitations on rents, changes in neighborhood values and in the appeal of properties to tenants and changes in interest rates.

                  In addition to these risks, Equity REITs may be affected by changes in the value of the underlying property owned by the trusts, while Mortgage REITs may be affected by the quality of any credit they extend. Further, Equity REITs and Mortgage REITs are dependent upon management skills and generally may not be diversified. Equity REITs and Mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, Equity REITs and Mortgage REITs could possibly fail to qualify for tax-free pass-through of income under the Code or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition to the foregoing risks, certain "special purpose" REITs may invest their assets in specific real estate sectors, such as hotel REITs, nursing home REITs or warehouse REITs, and are therefore subject to the risks associated with adverse developments in any such sectors.

                  FOREIGN SECURITIES. Investing in the securities of issuers in any foreign country including ADRs and EDRs involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); and political instability which could affect U.S. investments in foreign countries. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and, therefore, may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custodial arrangements and transaction costs of foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in currencies other than the U.S. dollar. The Funds' investments may be affected either unfavorably or favorably by fluctuations in the relative rates of exchange between the currencies of different nations, by exchange control regulations and by indigenous economic and political developments.

                  FIXED INCOME SECURITIES. The market value of a Fund's fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Securities with longer maturities are subject to greater fluctuations in value than securities with shorter maturities. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of a Fund's securities will not affect cash income derived from these securities but will affect the Fund's net asset value.

                  Securities held by a Fund that are guaranteed by the U.S. Government, its agencies or instrumentalities guarantee only the payment of principal and interest on the guaranteed securities, and do not guarantee the securities' yield or value or the yield or value of a Fund's shares.

                  OPTIONS AND FUTURES CONTRACTS. One risk involved in the purchase and sale of futures and options is that a Fund may not be able to effect closing transactions at a time when it wishes to do so. Positions in futures contracts and options on futures contracts may be closed out only on an exchange or board of trade that provides an active market for them, and there can be no assurance that a liquid market will exist for the contract or the option at any particular time. To mitigate this risk, each Fund will ordinarily purchase and write options only if a secondary market for the options exists on a national securities exchange or in the over-the-counter market. Another risk is that during the option period, if a Fund has written a covered call option, it will have given up the opportunity to profit from a price increase in the underlying securities above the exercise price in return for the premium on the option (although the premium can be used to offset any losses or add to a Fund's income) but, as long as its obligation as a writer continues, such Fund will have retained the risk of loss should the price of the underlying security decline. Investors should note that because of the volatility of the market value of the underlying security, the loss from investing in futures transactions is potentially unlimited. In addition, a Fund has no control over the time when it may be required to fulfill its obligation as a writer of the option. Once a Fund has received an exercise notice, it cannot effect a closing transaction in order to terminate its obligation under the option and must deliver the underlying securities at the exercise price.

                  The Funds' successful use of stock index futures contracts, options on such contracts and options on indices depends upon the ability of the Sub-Adviser to predict the direction of the market and is subject to various additional risks. The correlation between movements in the price of the futures contract and the price of the securities being hedged is imperfect and the risk from imperfect correlation increases in the case of stock index futures as the composition of the Funds' portfolios diverges from the composition of the relevant index. Such imperfect correlation may prevent the Funds from achieving the intended hedge or may expose the Funds to risk of loss. In addition, if the Funds purchase futures to hedge against market advances before they can invest in common stock in an advantageous manner and the market declines, the Funds might create a loss on the futures contract. Particularly in the case of options on stock index futures and on stock indices, the Funds' ability to establish and maintain positions will depend on market liquidity. The successful utilization of options and futures transactions requires skills different from those needed in the selection of the Funds' portfolio securities. The Funds believe that the Sub-Adviser possesses the skills necessary for the successful utilization of such transactions.

                  The Funds are permitted to engage in bona fide hedging transactions (as defined in the rules and regulations of the Commodity Futures Trading Commission) without any quantitative limitations. Futures and related option transactions which are not for bona fide hedging purposes may be used provided the total amount of the initial margin and any option premiums attributable to such positions does not exceed 5% of each Fund's liquidating value after taking into account unrealized profits and unrealized losses, and excluding any in-the-money option premiums paid. The Funds will not market, and are not marketing, themselves as commodity pools or otherwise as vehicles for trading in futures and related options. The Funds will segregate liquid assets such as cash, U.S. Government securities or other liquid high-grade debt obligations to cover the futures and options.

                  TECHNIQUES INVOLVING LEVERAGE. Utilization of leveraging involves special risks and may involve speculative investment techniques. Certain Funds may borrow for other than temporary or emergency purposes, lend their securities, enter reverse repurchase agreements, and purchase securities on a when issued or forward commitment basis. In addition, certain Funds may engage in dollar roll transactions. Each of these transactions involves the use of "leverage" when cash made available to the Fund through the investment technique is used to make additional portfolio investments. The Funds use these investment techniques only when the Sub-Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide shareholders a potentially higher return.

                  Leverage exists when a Fund achieves the right to a return on a capital base that exceeds the investment the Fund has invested. Leverage creates the risk of magnified capital losses which occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the equity base of the Fund. Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment transactions).

                  The risks of leverage include a higher volatility of the net asset value of a Fund's shares and the relatively greater effect on the net asset value of the shares caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield obtained from investing the cash. So long as a Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income being realized by such Fund than if the Fund were not leveraged. On the other hand, interest rates change from time to time as does their relationship to each other depending upon such factors as supply and demand, monetary and tax policies and investor expectations. Changes in such factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on a Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, such Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if a Fund were not leveraged. In an extreme case, if a Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for such Fund to liquidate certain of its investments at an inappropriate time. The use of leverage may be considered speculative.

                  NON-DIVERSIFIED INVESTMENT COMPANIES (ING Global Brand Names Fund, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Technology Fund, ING Quality of Life Fund, ING High Yield Real Estate Fund and ING International Bond Fund). The Funds are classified as non-diversified investment companies under the 1940 Act, which means that each Fund is not limited by the 1940 Act in the proportion of its assets that it may invest in the obligations of a single issuer. The investment of a large percentage of a Fund's assets in the securities of a small number of issuers may cause that Fund's share price to fluctuate more than that of a diversified investment company.

                  CONCENTRATION (ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Technology Fund, ING Global Real Estate Fund, ING High Yield Real Estate Fund and ING Quality of Life Fund). The Funds "concentrate" (for purposes of the 1940 Act) their assets in securities related to a particular sector or industry, which means that at least 25% of its assets will be invested in these assets at all times. As a result, each Fund may be subject go greater market fluctuation than a fund which has securities representing a broader range of investment alternatives.

                  PORTFOLIO TURNOVER. The Funds generally will not engage in the trading of securities for the purpose of realizing short-term profits, but each Fund will adjust its portfolio as it deems advisable in view of prevailing or anticipated market conditions or fluctuations in interest rates to accomplish its respective investment objective. For example, each Fund may sell portfolio securities in anticipation of an adverse market movement. Other than for tax purposes, frequency of portfolio turnover will not be a limiting factor if a Fund considers it advantageous to purchase or sell securities. The Funds do not anticipate that the respective annual portfolio turnover rates will exceed the following: ING Large Cap Growth Fund 100%; ING Growth & Income Fund 100%; ING Mid Cap Growth Fund 100%; ING Small Cap Growth Fund 100%; ING Global Brand Names Fund 100%; ING International Equity Fund 200%; ING European Equity Fund 100%; ING Tax Efficient Equity Fund 50%; ING Tax Efficient Equity Value Fund ___%; ING Focus Fund 100%; ING Global Information Technology Fund 100%; ING Global Communications Fund ___%; ING Internet Fund 250%; ING Technology Fund ___%; ING Balanced Fund 100%; ING Emerging Markets Equity Fund 200%; ING Global Real Estate Fund

100%; ING Quality of Life Fund 100%; ING Intermediate Bond Fund 300%; ING High Yield Bond Fund 150%; ING High Yield Real Estate Fund ___%; ING International Bond Fund 150%; ING Enhanced Capital Appreciation Fund ___%; ING Mortgage Income Fund 200%; and ING National Tax-Exempt Bond Fund 150%. A high rate of portfolio turnover involves correspondingly greater transaction expenses than a lower rate, which expenses must be borne by each Fund and its shareholders.


                             INVESTMENT RESTRICTIONS

The Funds have adopted investment restrictions numbered 1 through 8 as fundamental policies, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of a Fund's outstanding voting shares. Investment restriction number 9 is not a fundamental policy and may be changed by vote of a majority of the members of the Board of Trustees at any time.

                  Each Fund, except as indicated, may not:

                  (1) Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of a Fund's total assets). For purposes of this Investment Restriction, the entry into reverse repurchase agreements, options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

                  (2) Issue senior securities, except insofar as a Fund may be deemed to have issued a senior security in connection with any repurchase agreement or any permitted borrowing;

                  (3) Make loans, except loans of portfolio securities and except that a Fund may enter into repurchase agreements with respect to its portfolio securities and may purchase the types of debt instruments described in its Prospectus or this SAI;

                  (4) Invest in companies for the purpose of exercising control or management;

                  (5) Purchase, hold or deal in real estate, or oil, gas or other mineral leases or exploration or development programs, but a Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

                  (6) Engage in the business of underwriting securities of other issuers, except to the extent that the disposal of an investment position may technically cause it to be considered an underwriter as that term is defined under the Securities Act of 1933;

                  (7) Purchase securities on margin, except that a Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;

                  (8) Purchase a security if, as a result, more than 25% of the value of its total assets would be invested in securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) this limitation shall not apply to obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities; (b) wholly-owned finance companies will be considered to be in the industries of their parents;
(c) utilities will be divided according to their services. For example, gas, gas transmission, electric and gas, electric, and telephone will each be considered a separate industry; (d) the ING Money Market Fund will not be limited in its investments in obligations issued by domestic banks; and (e) the ING Global Information Technology Fund, ING Global Communications Fund, ING Internet Fund, ING Technology Fund, ING Global Real Estate Fund, ING High Yield Real Estate Fund and ING Quality of Life Fund will concentrate their investments as described in the Prospectus.

                  (9) Invest more than 15%, 10% in the case of the ING Money Market Funds, of the value of its net assets in investments which are illiquid (including repurchase agreements having maturities of more than seven calendar days, variable and floating rate demand and master demand notes not requiring receipt of principal note amount within seven days' notice and securities of foreign issuers which are not listed on a recognized domestic or foreign securities exchange).

                  In addition, all Funds except for the ING Global Brand Names Fund, ING Focus Fund, ING Global Real Estate Fund, ING Internet Fund, ING Technology Fund, ING High Yield Real Estate Fund, ING Quality of Life Fund and ING International Bond Fund are diversified funds. As such, each will not, with respect to 75% (100% with respect to the ING Money Market Funds) of their total assets, invest more than 5% of its total assets in the securities of any one issuer (except for U.S. Government securities) or purchase more than 10% of the outstanding voting securities of any one issuer. The ING Money Market Funds may invest up to 25% of their total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Fund may not invest in the securities of more than one issuer in accordance with this provision at any time.

                  If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's investments will not constitute a violation of such limitation, except that any borrowing by a Fund that exceeds the fundamental investment limitations stated above must be reduced to meet such limitations within the period required by the 1940 Act (currently three days). Otherwise, a Fund may continue to hold a security even though it causes the Fund to exceed a percentage limitation because of fluctuation in the value of the Fund's assets.

                                   MANAGEMENT

Trustees and Officers

                  The business and affairs of the Funds are managed under the direction of the Board of Trustees. The principal occupations of the Trustees and executive officers of the Funds for the past five years are listed below. The address of each, unless otherwise indicated, is 1475 Dunwoody Drive, West Chester, PA 19380. Trustees deemed to be "interested persons" of the Funds for purposes of the 1940 Act are indicated by an asterisk.

                  John J. Pileggi,* Trustee, Chairman of the Board and President
- Age 41. President and Chief Executive Officer of ING Mutual Funds Management Co. LLC (1998-present); Director, President and Chief Executive, ING Funds Distributor, Inc. (1999-present); Director of Furman Selz LLC (1994-present). Mr. Pileggi is also a Trustee of the First Choice Funds, Intrust Funds and the Performance Funds.

                  Joseph N. Hankin, Trustee - Age 60. President, Westchester Community College (since 1971); Adjunct Professor of Columbia University Teachers College (since 1976). Dr. Hankin is also a Trustee of the First Choice Funds and Stagecoach Funds Group.

                  Jack D. Rehm, Trustee - Age 67. Chairman of the Board (Retired) of Meredith Corp. (1992-1997); President and Chief Executive Officer of Meredith Corp. (1986-1996). Mr. Rehm is also a Director of Meredith Corp. and International Multifoods Corp.

                  Blaine E. Rieke, Trustee - Age 66. General Partner of Huntington Partners (1997-present); Chairman and Chief Executive Officer of Firstar Trust Company (1973-1996).

                  Richard A. Wedemeyer, Trustee - Age 64. Vice President, The Channel Corporation (1996-present); Vice President of Performance Advantage, Inc. (1992-1996); Vice President, Operations and Administration of Jim Henson Productions (1979-1997). Mr. Wedemeyer is also a Trustee of the First Choice Funds and the Pacifica Funds.

                  Donald Brostrom, Treasurer - Age 41. Executive Vice President and Chief Financial Officer, ING Mutual Funds Management Co. LLC (1998-present); Director, Treasurer and Chief Financial Officer, ING Funds Distributor, Inc. (1999-present); Managing Director, Furman Selz LLC (1984-1998).

                  Louis S. Citron, Vice President - Age 35. Senior Vice President and General Counsel, ING Mutual Funds Management Co. LLC (1998-present); Attorney at Kramer, Levin, Naftalis & Frankel (1994-1998).

                  Ralph G. Norton, III, Vice President - Age 40. Vice President and Chief Investment Officer, ING Mutual Funds Management Co. LLC
(1999-present); Managing Editor, Standard & Poor's (1996-1999); Vice President, IBC Financial Data (1992-1996).

                  Rachelle I. Rehner, Secretary - Age 38. Fund Legal Manager, ING Mutual Funds Management Co. LLC (1998-present); Secretary, ING Funds Distributor, Inc. (1999-present); Senior Legal Assistant, Kramer, Levin, Naftalis & Frankel (1995-1998); Compliance Administrator, BISYS Funds Services (1994-1995).

                  Charles Eng, Assistant Treasurer - Age 36. Fund Accounting Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Manager, Chase Manhattan Bank (1997-1998); Assistant Manager, BISYS Fund Services (1996-1997); Associate Director, Furman Selz LLC (1992-1996).

                  Amy Lau, Assistant Treasurer - Age 34. Fund Administration Manager, ING Mutual Funds Management Co. LLC (1998-present); Assistant Vice President, Smith Barney Asset Management (1996-1998); Associate Director, Furman Selz LLC (1992-1995).

         Trustees of the Funds not affiliated with ING or IFD receive from the Funds an annual retainer of $5,000 and a fee of $835 for each Board of Trustees meeting and Board committee meeting of the Funds attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. Trustees who are affiliated with ING or IFD do not receive compensation from the Funds.

         The table below illustrates the compensation paid to each Trustee for the Trust's most recently completed fiscal year:


                                       Pension or                  Total
                                       Retirement      Estimated   Compensation
                                       Accrued         Annual      from Fund and
                        Aggregate      Benefits        Benefits    Fund Complex
Name of Person          Compensation   as Part of      Upon        Paid to
Position                from Fund      Fund Expenses   Retirement  Trustees
John J. Pileggi          $    0          $    0          $    0      $  0
Joseph N. Hankin        $_____          $    0          $    0      $___
Jack D. Rehm            $_____          $    0          $    0      $___
Blaine E. Rieke         $_____          $    0          $    0      $___
Richard A. Wedemeyer    $_____          $    0          $    0      $___


Investment Manager

         ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380, serves as the Manager of the Funds. IMFC is a wholly owned subsidiary of ING America Insurance Holdings, Inc., which in turn is a wholly-owned subsidiary of ING Groep N.V. ("ING Group"). Under the Management Agreement, IMFC has overall responsibility, subject to the supervision of the Board of Trustees, for engaging Sub-Advisers and for monitoring and evaluating the management of the assets of each Fund by the Sub-Adviser. The Manager is also responsible for monitoring and evaluating the Sub-Advisers on a periodic basis, and will consider their performance records with respect to the investment objectives and policies of each Fund. The Sub-Advisers are affiliated with the Manager and the Distributor by reason of common ownership. IMFC also provides certain administrative services necessary for the Funds' operations including:
(i) coordination of the services performed by the Funds' transfer agent, custodian, independent accountants and legal counsel; (ii) regulatory compliance, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions; (iii) preparation of proxy statements and shareholder reports for the Funds; (iv) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Funds' officers and Board of Trustees; and (v) furnishing office space and certain facilities required for conducting the business of the Funds.

                  Each Fund pays an advisory fee to the Manager as a percentage of such Fund's average daily net assets, as set forth in the prospectus. The fees payable to the Manager were discounted 75% for each Fund's first year of operations and are being discounted 50% for each Fund's second year of operations. Net of these discounts, the Manager was entitled to the following advisory fees for the fiscal year ended October 31, 1999:

                  ING Large Cap Growth Fund                            $____
                  ING Growth & Income Fund                             $____
                  ING Mid Cap Growth Fund                              $____
                  ING Small Cap Growth Fund                            $____
                  ING Global Brand Names Fund                          $____
                  ING International Equity Fund                        $____
                  ING European Equity Fund                             $____
                  ING Tax-Efficient Equity Fund                        $____
                  ING Focus Fund                                       $____
                  ING Global Information Technology Fund               $____
                  ING Internet Fund                                    $____
                  ING Intermediate Bond Fund                           $____
                  ING High Yield Bond Fund                             $____
                  ING International Bond Fund                          $____
                  ING Money Market Fund                                $____

                  Pursuant to the Management Agreement, the Manager is authorized to exercise full investment discretion and make all determinations with respect to the investment of a Fund's assets and the purchase and sale of portfolio securities for one or more Funds in the event that at any time no Sub-Adviser is engaged to manage the assets of a Fund. The Management Agreement may be terminated without penalty by the vote of the Board of Trustees or the shareholders of the Fund or by the Manager, upon 60 days' written notice by any party to the agreement, and will terminate automatically if assigned as that term is described in the 1940 Act.

                  The Management Agreement provides that the Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Funds in connection with its performance of services pursuant to the Management Agreement, except loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Manager in the performance of its obligations under the Agreement.

                  An affiliate of the Manager has made a significant investment in the Funds. The affiliate may redeem its investment in the Funds at any time. Such redemption may have an adverse effect on the Funds. In addition, certain provisions of the 1940 Act may prohibit the Funds from investing in securities issued by affiliates of the ING Group. Such restrictions may adversely effect the Funds.

Sub-Advisers

                  ING Investment Management, LLC ("IIM") serves as Sub-Adviser to the ING Growth & Income Fund, the ING Intermediate Bond Fund, the ING High Yield Bond Fund, the ING Mortgage Income Fund, the ING Money Market Fund and the ING U.S. Treasury Money Market Fund. Located in Atlanta, Georgia, IIM is engaged primarily in the business of providing investment advice to affiliated insurance companies.

                  Furman Selz Capital Management LLC ("FSCM") serves as Sub-Adviser to the ING Mid Cap Growth Fund, the ING Small Cap Growth Fund, the ING Focus Fund, the ING Balanced Fund, the ING National Tax-Exempt Bond Fund and the ING National Tax-Exempt Money Market Fund, and as Co-Sub-Adviser to the ING Tax Efficient Equity Value Fund. Located at 230 Park Avenue, New York, New York 10169, FSCM is engaged in the business of providing investment advice to institutional and individual clients.

                  Baring International Investment Limited ("BIIL") serves as co-Sub-Adviser to the ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING International Bond Fund. Located in London, BIIL is a wholly-owned subsidiary of Baring Asset Management Holdings Limited ("BAMHL"), the parent of the worldwide group of investment management companies that operate under the collective name, Baring Asset Management (the "BAM Group").

                  Baring Asset Management, Inc. ("BAM") serves as Sub-Adviser to the ING Large Cap Growth Fund and acts as co-Sub-Adviser to the ING International Equity Fund, the ING Emerging Markets Equity Fund and the ING International Bond Fund. Located at 125 High Street, Boston, Massachusetts 02110, BAM is a wholly-owned subsidiary of BAMHL.

                  Baring Asset Management (Asia) Limited ("BAML") acts as Co-Sub-Adviser to the ING International Equity Fund. BAML is located at 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong. BAML is a wholly-owned subsidiary of BAMHL.

                  ING Investment Management Advisors, B.V. ("IIMA"), serves as Sub-Adviser to the ING Global Brand Names Fund, the ING European Equity Fund, the ING Global Information Technology Fund, the ING Internet Fund, and the ING Quality of Life Fund and as Co-Sub-Adviser to the ING Global Real Estate Fund. Located at Schenkkade 65, 2595 AS, The Hague, The Netherlands, IIMA operates under the collective management of ING Investment Management.

                  Delta Asset Management ("Delta") serves as Sub-Adviser to the ING Tax Efficient Equity Fund and as Co-Sub-Adviser to the ING Tax Efficient Equity Value Fund. Located at 333 South Grand Avenue, Los Angeles, California, 90071, Delta is a division of Furman Selz Capital Management.

                  Clarion Capital, LLC ("Clarion") serves as Sub-Adviser to the ING High Yield Real Estate Fund. Clarion is located at 335 Madison Avenue, New York, New York 10017. Clarion is in the business of providing investment advice to institutional and individual client accounts.

                  CRA Real Estate Securities, L.P ("CRA") serves as Co-Sub-Adviser to the ING Global Real Estate Fund. CRA is located at 259 Radnor-Chester Road, Radnor, PA 19087. CRA is in the business of providing investment advice to institutional and individual client accounts.

                  ING Institutional Markets Capital Asset Management, LLC ("ING Capital Markets") serves as Sub-Adviser to the ING Enhanced Capital Preservation Fund. ING Capital Markets is located at 1290 Broadway, Denver, Colorado 80203. ING Capital Markets is a newly registered Investment Adviser.

Distribution of Fund Shares

                  ING Funds Distributor, Inc., 1475 Dunwoody Drive, West Chester, PA 19380, serves as distributor and principal underwriter of the Funds. As distributor, IFD is obligated to sell shares of each Fund on a best efforts basis only against purchase orders for the shares. Shares of each Fund are offered to the public on a continuous basis. IFD is affiliated with the Manager and the Sub-Advisers by reason of common ownership.

                  The aggregate amount of underwriting commissions collected on the sale of shares of the Funds during the fiscal year ended October 31, 1999 was $______, of which $______ was retained by IFD.


Transfer Agent, Fund Accountant and Account Services

                  ING Fund Services Co., LLC ("ING Fund Services") has entered into a Fund Services Agreement with the Funds pursuant to which ING Fund Services will perform or engage third parties to perform transfer agency, fund accounting, account services and other services. ING Fund Services is an affiliate of the Manager and the Distributor by reason of common ownership. Under the Fund Services Agreement, each Fund may pay ING Fund Services annually up to $40,000 for fund accounting services plus out-of-pocket expenses, $17 per account for transfer agency services plus out-of-pocket expenses, and up to 0.25% of each Fund's average daily net assets annually for account servicing activities. ING Fund Services may engage third parties to perform some or all of these services. Account servicing may include, but is not limited to, (i) maintaining shareholder accounts; (ii) preparing shareholder statements, confirmations and shareholder lists; (iii) mailing shareholder statements, confirmations, prospectuses, statements of additional information, annual and semi-annual reports and proxy statements; (iv) tabulating proxies; (v) disbursement of dividends and other distributions; (vi) withholding taxes on U.S. residents and non-resident accounts where applicable; (vii) preparation and filing of U.S. Treasury Department Forms 1099 and other appropriate forms required by applicable statutes, rules and regulations; and (viii) providing such other similar services directly to shareholder accounts. ING Fund Services has retained DST Systems, Inc. ("DST") to act as the Funds' transfer agent and First Data Investors Services Group ("First Data") to act as the Funds' fund accounting agent. DST is located at 333 W. 11th Street, Kansas City, Missouri 64105, and First Data is located at 4400 Computer Drive, Westborough, Massachusetts 01581. For their services as transfer agent and fund accounting agent, DST and First Data, respectively, receive a fee from ING Fund Services (and not the Funds), payable monthly, based upon the average daily net assets of the Funds.

Rule 12b-1 Distribution Plan

                  Pursuant to a Plan of Distribution adopted by each Fund under Rule 12b-1 under the 1940 Act, each Fund pays the Distributor an annual fee of 0.50% of average net assets attributable to that Fund's Class A shares and 0.75% of average net assets attributable to that Fund's Class B, Class C and Class X shares.

                  For the fiscal year ended October 31, 1999, the Funds paid the distribution fees described below:

       Name of Fund                    Class A    Class B    Class C    Class X
       ING Large Cap Growth Fund        $____      $____      $____      $____
       ING Growth & Income Fund         $____      $____      $____      $____
       ING Mid Cap Growth Fund          $____      $____      $____      $____
       ING Small Cap Growth Fund        $____      $____      $____      $____
       ING Global Brand Names Fund      $____      $____      $____      $____
       ING International Equity Fund    $____      $____      $____      $____
       ING European Equity Fund         $____      $____      $____      $____
       ING Tax-Efficient Equity Fund    $____      $____      $____      $____
       ING Focus Fund                   $____      $____      $____      $____
       ING Global Information
                Technology Fund         $____      $____      $____      $____
       ING Internet Fund                $____      $____      $____      $____
       ING Intermediate Bond Fund       $____      $____      $____      $____
       ING High Yield Bond Fund         $____      $____      $____      $____
       ING International Bond Fund      $____      $____      $____      $____
       ING Money Market Fund            $____      $____      $____      $____


                  The higher distribution fee attributable to Class B, Class C, and Class X shares is designed to permit an investor to purchase such shares through registered representatives of the Distributor and other broker-dealers without the assessment of an initial sales load and at the same time to permit the Distributor to compensate its registered representatives and other broker-dealers in connection with the sale of such shares. The distribution fee for all classes may be used by the Distributor for the purpose of financing any activity which is primarily intended to result in the sale of shares of the applicable Fund. For example, such distribution fee may be used by the Distributor: (a) to compensate broker-dealers, including the Distributor and its registered representatives, for their sale of Fund shares, including the implementation of various incentive programs with respect to broker-dealers, banks, and other financial institutions, (b) to pay for interest and other borrowing costs incurred by the distributor; and (c) to pay other advertising and promotional expenses in connection with the distribution of Fund shares. These advertising and promotional expenses include, by way of example but not by way of limitation, costs of prospectuses for other than current shareholders; preparation and distribution of sales literature; advertising of any type; expenses of branch offices provided jointly by the Distributor and affiliated companies; and compensation paid to and expenses incurred by officers, employees or representatives of the Distributor or of other broker-dealers, banks, or other financial institutions, including travel, entertainment, and telephone expenses.

                  Agreements implementing the Plan of Distribution (the "Implementation Agreements"), including agreements with dealers wherein such dealers agree for a fee to act as agents for the sale of the Funds' shares, are in writing and have been approved by the Board of Trustees. All payments made pursuant to the Plan of Distribution are made in accordance with written agreements.

                  The continuance of the Plan of Distribution and the Implementation Agreements must be specifically approved at least annually by a vote of the Trust's Board of Trustees and by a vote of the Trustees who are not interested persons of the Trust and have no direct or indirect financial interest in the Plan or any Implementation Agreement (the "Independent Trustees") at a meeting called for the purpose of voting on such continuance. The Plan of Distribution may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund or the applicable class of a Fund. In the event the Plan of Distribution is terminated in accordance with its terms, the affected Fund (or class) will not be required to make any payments for distribution expenses incurred after the termination date, although the Board of Trustees may allow the Funds to pay distribution expenses to the Distributor which were incurred before the Plan was terminated. Each Implementation Agreement terminates automatically in the event of its assignment and may be terminated at any time by a vote of the majority of the Independent Trustees or by a vote of the holders of a majority of the outstanding shares of a Fund (or the applicable class) on not more than 60 days' written notice to any other party to the Implementation Agreement. The Plan of Distribution may not be amended to increase materially the amount to be spent for distribution without shareholder approval. All material amendments to the Plan of Distribution must be approved by a vote of the Trust's Board of Trustees and by a vote of the Independent Trustees.

                  In approving the Plan of Distribution, the Trustees determined, in the exercise of their business judgment and in light of their fiduciary duties as Trustees, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders. The Board of Trustees believes that expenditure of the Funds' assets for distribution expenses under the Plan of Distribution should assist in the growth of the Funds which will benefit the Funds and their shareholders through increased economies of scale, greater investment flexibility, greater portfolio diversification and less chance of disruption of planned investment strategies. The Plan of Distribution will be renewed only if the Trustees make a similar determination for each subsequent year of the Plan. There can be no assurance that the benefits anticipated from the expenditure of the Funds' assets for distribution will be realized. While the Plan of Distribution is in effect, all amounts spent by the Funds pursuant to the Plan and the purposes for which such expenditures were made must be reported quarterly to the Board of Trustees for its review. Distribution expenses attributable to the sale of more than one class of shares of a Fund will be allocated at least annually to each class of shares based upon the ratio in which the sales of each class of shares bears to the sales of all of the shares of such Fund. In addition, the selection and nomination of those Trustees who are not interested persons of the Trust are committed to the discretion of the Independent Trustees during such period.

                  John J. Pileggi, as an interested person of the Trust, may be deemed to have a financial interest in the operation of the Plan of Distribution and the Implementation Agreements.

Shareholder Servicing Plan

                  Each Fund has adopted a Shareholder Servicing Plan pursuant to which it may pay a service fee up to an annual rate of 0.25% of the average daily net assets of its Class A, Class B, Class C and Class X shares to various banks, trust companies, broker-dealers or other financial organizations including the Manager and its affiliates (collectively, "Service Organizations") that provide certain administrative and support services to their customers who own shares of the Funds. These services may include, but are not limited to, (a) answering routine customer inquiries regarding the Funds; (b) assisting customers in changing dividend options, account designations and addresses, and in enrolling into any of the several investment plans offered by the Funds; (c) assisting in processing purchase and redemption transactions, including arranging wire transfers, transmitting and receiving funds, and verifying customer signatures; and (d) providing such other similar services directly to their customers to the extent permitted under applicable statutes, rules and regulations.

                  Some Service Organizations may impose additional or different conditions on their clients, such as requiring their clients to invest more than the minimum initial or subsequent investments specified by the Funds or charging a direct fee for servicing. If imposed, these fees would be in addition to any amounts which might be paid to the Service Organization by the Funds. Each Service Organization has agreed to transmit to its clients a schedule of any such fees. Shareholders using Service Organizations are urged to consult them regarding any such fees or conditions.

                  The Glass-Steagall Act and other applicable laws, among other things, prohibit banks from engaging in the business of underwriting, selling or distributing securities. There currently is no precedent prohibiting banks from performing administrative and shareholder servicing functions as Service Organizations. However, judicial or administrative decisions or interpretations of such laws, as well as changes in either Federal or state statutes or regulations relating to the permissible activities of banks and their subsidiaries or affiliates, could prevent a bank from continuing to perform all or a part of its servicing activities. In addition, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from so acting, its shareholder clients would be permitted to remain shareholders of the Funds and alternative means for continuing the servicing of such shareholders would be sought. In that event, changes in the operation of the Funds might occur and a shareholder serviced by such a bank might no longer be able to avail itself to any services then being provided by the bank. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

                        DETERMINATION OF NET ASSET VALUE

                  The net asset value of each Fund's shares will be determined on any day that the New York Stock Exchange (the "NYSE") is open. The NYSE is closed on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day, and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.

                  The net asset value per share of each Fund is normally determined daily as of the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Funds. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of a Fund share is determined as of the close of the NYSE on such day. For purposes of determining net asset value per share, futures and options contracts closing prices which are available 15 minutes after the close of trading of the NYSE will generally be used. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected), less all its liabilities (including accrued expenses and dividends payable), by the total number of shares outstanding. Determination of the Fund's net asset value per share is made in accordance with generally accepted accounting principles.

                  Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which approximates fair value as determined by the Board of Trustees of the Trust. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

                  Each equity security held by the Funds is valued at its last sales price on the exchange where the security is principally traded or, lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not including securities reported on the NASDAQ National Market System) is valued at the mean between the last bid and asked prices based upon quotes furnished by market makers for such securities. Each security reported on the NASDAQ National Market System is valued at the last sales price on the valuation date or absent a last sales price, at the closing bid price on that day. Debt securities are valued on the basis of prices provided by an independent pricing service. Prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to special securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the Trust's officers in a manner specifically authorized by the Board of Trustees of the Trust.

                  Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such foreign securities used in computing the net asset value of each Fund's shares are determined at such times as trading is completed. Foreign currency exchange rates are also generally determined prior the close of the NYSE. Occasionally, events affecting the values of such foreign securities and such foreign securities exchange rates may occur after the time at which such values are determined and prior to the close of the NYSE that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Trustees.

                  As indicated under "Pricing of Shares" in the prospectus, the ING Money Market Funds use the amortized cost method to determine the value of their portfolio securities pursuant to Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price which a Fund would receive if the security were sold. During these periods, the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund which utilizes a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in lower value of a Fund's portfolio on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from an investment in a fund utilizing solely market values and existing Fund shareholders would receive correspondingly less income. The converse would apply during periods of rising interest rates.

                  Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the ING Money Market Funds must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities of 397 days or less and invest only in U.S. dollar denominated eligible securities determined by the Trust's Board of Trustees to be of minimal credit risks and which (1) have received the highest short-term rating by at least two NRSROs (such as "A-1" by Standard & Poor's and "P-1" by Moody's); (2) are single rated and have received the highest short-term rating by a NRSRO; or (3) are unrated, but are determined to be of comparable quality by the Sub-Adviser.

                  In addition, the ING Money Market Funds will not invest more than 5% of their total assets in the securities (including the securities collateralizing a repurchase agreement) of a single issuer, except that, the Funds may invest in U.S. Government securities or repurchase agreements that are collateralized by U.S. Government securities without any such limitation. The ING Money Market Funds may invest up to 25% of their total assets in the first tier securities of a single issuer for a period of up to three business days after the acquisition thereof provided that the Funds may not invest in the securities of more than one issuer in accordance with this provision at any one time.

                  Pursuant to Rule 2a-7, the Board of Trustees is also required to establish procedures designed to stabilize, to the extent reasonably possible, the price per share of the ING Money Market Funds, as computed for the purpose of sales and redemptions, at $1.00. Such procedures include review of a Fund's portfolio holdings by the Board of Trustees, at such intervals as it may deem appropriate, to determine whether the net asset value of the Fund calculated by using available market quotations deviates from $1.00 per share based on amortized cost. The extent of any deviation will be examined by the Board of Trustees. If such deviation exceeds 1/2 of 1%, the Board of Trustees will promptly consider what action, if any, will be initiated. In the event the Board of Trustees determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, the Board of Trustees will take such corrective action as it regards as necessary and appropriate, which may include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity, withholding dividends or establishing a net asset value per share by using available market quotations.

                         ADDITIONAL PURCHASE INFORMATION

                  Orders for the purchase of shares will be executed at the net asset value per share plus any applicable initial sales loads (the "public offering price") next determined after an order has been received. The minimum initial investment in a Fund is $2,000 ($1,000 for an investment by an IRA or any qualified retirement plan). Any subsequent investments must be at least $50, including an IRA or qualified retirement plan investment. All initial investments should be accompanied by a completed Account Application. An Account Application accompanies the prospectus. A separate application is required for an IRA or qualified retirement plan investor. All funds received are invested in full and fractional shares of the appropriate Fund. Certificates for shares are not issued. When you purchase shares of a Fund, please specify the class of shares that you wish to purchase. If you do not choose a class of shares, then your investment will be made in Class A shares. The Funds reserve the right to reject any purchase order. All investments may be made using any of the following methods described in the prospectus.

Description of Class A Shares

         The public offering price of Class A shares is the net asset value per share of the applicable Fund's shares plus any initial sales load. The sales loads and broker-dealer concessions, which vary with the size of the purchase, are set forth in the prospectus.

    Rights of Accumulation. The initial sales load for your investment in Fund shares may be reduced by aggregating the amount of such investment with the current value of all Fund shares currently owned by you at the time of your current purchase. In order for the sales load reductions to be effective under the Rights of Accumulation, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the Rights of Accumulation can be obtained from the Funds by calling 1-877-INFO-ING.

    Letter of Intent ("LOI"). You may reduce the initial sales load rate that applies to your purchases of Class A shares by meeting the terms of an LOI -- a non-binding commitment to invest a certain amount within a thirteen-month period from your initial purchase. The total amount of your intended purchases of shares of the Funds will determine the reduced sales load rate for Class A shares purchased during that period. This can include purchases made up to 90 days before the date of the LOI. Of the LOI amount, 5% will be held in escrow to cover additional sales loads which may be due if your total investments over the LOI period are not sufficient to qualify for a sales load reduction. In order for the sales load reductions to be effective under the LOI, the Transfer Agent must be notified of the reduction request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such reductions. Additional information concerning the LOI can be obtained from the Funds by calling 1-877-INFO-ING.

    Waiver of All Class A Shares Initial Sales Loads. No initial sales load is imposed on sales of Class A shares for the following investors: (i) the Manager, ING Group, any affiliate or direct or indirect subsidiary of ING Group; (ii) present officers, directors, trustees and employees (and their parents, spouses and dependent children) of the Funds, the Manager and its affiliates (including ING Group and any affiliate or direct or indirect subsidiary of ING Group), and any retirement plans established by such entities for their employees; (iii) accounts with respect to which any person described in (ii) above acts as a custodian on behalf of a minor (including Uniform Gift to Minors Act and Uniform Transfer to Minors Act accounts); (iv) dealers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees; (v) employees and registered representatives (and their parents, spouses and dependent children) of dealers or financial institutions that have entered into sales arrangements with such dealers (and are identified to the Distributor) or with the Distributor; the purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's parents, spouse, parents of spouse, or minor children); (vi) dealers, brokers, registered investment advisers or third-party administrators or consultants that have entered into an agreement with the Distributor providing specifically for the use of Fund shares in investment products or services made available to their clients (those clients may be charged a transaction fee by their dealer, broker or adviser for the purchase or sale of Fund shares); and
(vii) employees (and their parents, spouses and dependent children) of firms providing the Funds, the Trust or their affiliates with regular legal, actuarial, underwriting, claims, administrative, computer support, marketing, office or other services.

    Additionally, no sales load is imposed on the following transactions: (i) shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which a Fund is a party; (ii) shares purchased by the reinvestment of distributions received from a Fund; (iii) shares purchased and paid for with the proceeds of shares redeemed in the prior 180 days from a mutual fund on which an initial sales load or CDSL was paid (other than a mutual fund managed by the Manager or any of its affiliates); (iv) purchases by a defined contribution plan under section 401(a) of the Code (including 401(k) plans) with at least 25 eligible employees; (v) purchases by a 403(b)(7) or 457 plan subject to the Employee Retirement Income Security Act of 1974, as amended;
(vi) shares purchased by the reinvestment of loan repayments by a participant in a retirement plan; (vii) purchases by former participants in a qualified retirement plan, where a portion of the plan was invested in the Fund; (viii) purchases by non-qualified deferred compensation plans; and (ix) purchases under arrangements between the Distributor and organizations which make recommendations to or permit group solicitations of its employees, members or participants.

    In order for the above sales load waivers to be effective, the Transfer Agent must be notified of the waiver request when the purchase order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above sales load waivers can be obtained from the Funds by calling 1-877-INFO-ING.

    Contingent Deferred Sales Load. The redemption proceeds of Class A shares that were not at the time of purchase assessed an initial sales load because the investor purchased $1,000,000 or more of such shares (including shares acquired under Right of Accumulation and LOI), will be assessed a CDSL if such shares are redeemed within twelve months after their purchase date (the "CDSL Period"). The Class A CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class A CDSL will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class A CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first).

    Waiver of Class A CDSL. The Class A CDSL for purchases aggregating $1 million or more will be waived in the following cases if shares are redeemed and the Transfer Agent is notified prior to the redemption: (i) redemption of shares by an investor who would otherwise qualify for an exemption, described above, from the initial sales load (i.e., employees of the Manager, etc.); (ii) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (iii) redemption to pay for optional insurance coverage described in the Prospectus under "Redemption Plans -- Optional Benefit"; (iv) the death or post-purchase disability, as defined in
Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund);
(v) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class A shares of the Funds; (vi) reinvested dividends and capital gains and
(vii) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month.

    In order for the CDSL waivers to be effective, the Transfer Agent must be notified of the waiver request when the redemption order is placed. The Transfer Agent may require evidence of your qualification for such waivers. Additional information about the above CDSL waivers can be obtained from the Funds by calling 1-877-INFO-ING.

Description of Class B Shares

         The public offering price of Class B shares is the net asset value of the applicable Fund's shares. Such shares are sold without an initial sales load so that the Fund receives the full amount of the investor's purchase. However, a CDSL will be imposed if shares are redeemed within six years of purchase. The Class B CDSL will not apply to redemptions of shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class B CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class B CDSL will not be imposed on the amount of any increase in your account value over the initial amount invested. The Class B CDSL is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Funds in connection with the sale of Class B shares. Although Class B shares are sold without an initial sales load, the Distributor normally pays a sales commission of 4.00% of the purchase price of Class B shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class B CDSL, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

    To determine whether the Class B CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over six years; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). The amount of the Class B CDSL will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

                 REDEMPTION DURING                CLASS B CDSL
              ---------------------               ------------
              1st year after purchase                  5%
              2nd year after purchase                  4%
              3rd year after purchase                  4%
              4th year after purchase                  3%
              5th year after purchase                  2%
              6th year after purchase                  1%

    In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

    Waiver of Class B CDSL. The Class B CDSL will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the prospectus under "How to Redeem Shares"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Funds); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class B shares of the Funds; (v) reinvested dividends and capital gains and (vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

    Conversion to Class A Shares. Eight years after you purchase Class B shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves

Class B shareholders of the higher asset-based distribution charges that applies to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class B shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class B non-Dividend Shares to your total Class B non-Dividend Shares. Under
Section 1036 of the Code, the automatic conversion of Class B shares will not result in a gain or loss to the Fund or to affected shareholders.

Description of Class C Shares

    The public offering price of Class C shares is the net asset value of such shares. Class C shares are sold without an initial sales load so that the applicable Fund receives the full amount of the investor's purchase. While Class C shares do not convert to Class A shares, they are subject to a lower CDSL (1.00%) and do not have to be held for as long a time (one year) as Class B shares to avoid paying a CDSL. The Class C CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class C CDSL will not be imposed on the amount of any increase in your account value over the initial amount invested. To determine whether the Class C CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares held for over one year; and (iii) shares in the order they were purchased (such that shares held the longest are redeemed first). Class C shares do not convert to Class A shares.

    Proceeds from the CDSL are paid to the Distributor and are used to defray its expenses related to providing distribution-related services to the applicable Fund in connection with the sale of Class C shares, such as the payment of compensation to selected broker-dealers, and for selling Class C shares. The combination of the CDSL and the Rule 12b-1 fee enables the Fund to sell the Class C shares without deduction of a sales load at the time of purchase. Although Class C shares are sold without an initial sales load, the Distributor pays a dealer concession equal to 1.00% of the amount invested to broker-dealers who sell Class C shares at the time the shares are sold.

    Waiver of Class C CDSL. The Class C CDSL will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) redemption to pay for optional insurance coverage described in the Prospectus under "How to Redeem Shares"; (iii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Funds); (iv) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class C shares of the Funds; (v) reinvested dividends and capital gains and (vi) a Systematic Withdrawal Plan of 10% per year where the minimum distribution is $500 per month with an initial account of $20,000 or greater.

Description of Class X Shares

    Class X shares are currently offered to certain "Qualified" purchases (including, but not limited to, IRAs, Education IRAs, SEP IRAs, Simple IRAs and 403(b)(7) plans). Any request for "Non-Qualified" purchases of Class X shares up to $1,000,000 will normally be considered as a purchase request for Class B shares or declined. Any request for "Non-Qualified" purchases of Class X shares for $1,000,000 or more will be considered as a purchase request for Class A shares or declined, because it is more advantageous for an investor to purchase Class A shares for such amounts.

    The public offering price of Class X shares is the net asset value of the applicable Fund's shares. In addition, investors purchasing Class X shares will receive, as a bonus, additional shares ("Bonus Shares") having a value equal to 2.00% of the amount invested. The Distributor has undertaken to pay for Bonus Shares as part of its services to the Funds. The Distributor expects to recover costs associated with its purchases of Bonus Shares through fees received under the Class X Distribution Plan. Shares purchased by the reinvestment of dividends or capital gains distributions are not eligible for Bonus Shares.

    Although Class X shares are sold without an initial sales load, a CDSL will be imposed if shares are redeemed within six years of purchase. The Class X CDSL will not apply to redemptions of Bonus Shares or shares purchased by the reinvestment of dividends or capital gains distributions and may be waived under certain circumstances described below. The Class X CDSL will be assessed on the lesser of the net asset value of the shares at the time of redemption or at the time of purchase. The Class X CDSL will not be imposed on the amount of any increase in your account value over the amount invested. The Class X CDSL is paid to the Distributor to reimburse expenses incurred in providing distribution-related services to the Fund in connection with the sale of Class X shares. Although Class X shares are sold without an initial sales load, the Distributor normally pays a sales commission of 2.50% of the purchase price of Class X shares to the dealer from its own resources at the time of the sale. The Distributor, ING Fund Services and their agents may assign their right to receive any Class X CDSL, certain distribution, shareholder servicing and account servicing fees to an entity affiliated with the Manager that provides funding for up-front sales commission payments.

    To determine whether the Class X CDSL applies to a redemption, the Fund redeems shares in the following order: (i) shares acquired by reinvestment of dividends and capital gains distributions; (ii) shares (including Bonus Shares) held for over six years; and (iii) shares (not including Bonus Shares) in the order they were purchased (such that shares held the longest are redeemed first); and (iv) Bonus Shares in the order they were acquired (such that Bonus Shares held the longest are redeemed first). The amount of the Class X CDSL will depend on the number of years since the time you invested and the dollar amount being redeemed, according to the following schedule:

                                                   CLASS X
              REDEMPTION DURING                     CDSL
              -----------------                   ---------
              1st year after purchase                5%
              2nd year after purchase                4%
              3rd year after purchase                4%
              4th year after purchase                3%
              5th year after purchase                2%
              6th year after purchase                1%

    In the table, a "year" is a 12-month period. All purchases are considered to have been made on the business day of the month in which the purchase was made.

    Waiver of Class X CDSL. The Class X CDSL will be waived in the following cases if shares are redeemed and the Transfer Agent is notified: (i) redemption of shares when a Fund exercises its right to liquidate accounts which are less than the minimum account size; (ii) the death or post-purchase disability, as defined in Section 72(m)(7) of the Code (if satisfactory evidence is provided to the Fund); (iii) the portion of a mandated minimum distribution from an IRA, Simple IRA or an individual type 403(b)(7) plan equal to the percentage of your plan assets held in Class X shares of the Fund; and (iv) reinvested dividends and capital gains.

    Conversion to Class A Shares. Eight years after you purchase Class X shares of a Fund, those shares will automatically convert to Class A shares of that Fund. This conversion feature relieves Class X shareholders of the higher asset-based distribution charges that apply to these shares. The conversion is based on the relative net asset value, and no sales load or other charge is imposed. At the time of conversion, a portion of the Class X shares purchased through the reinvestment of dividends or capital gains ("Dividend Shares") will also convert to Class A shares. The portion of Dividend Shares that will convert is determined by the ratio of your converting Class X non-Dividend Shares to your total Class X non-Dividend Shares. Under Section 1036 of the Code, the automatic conversion of Class X shares will not result in a gain or loss to the Fund or to affected shareholders.

Description of Class I Shares

    Class I shares are currently offered only to retirement plans affiliated with ING Group. The public offering price of Class I shares is the net asset value of the applicable Fund's shares.

Minimum Account Balance

    If (i) an account opened in a Fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (ii) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the Fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a Fund determines that a shareholder has provided incorrect information in opening an account with a Fund or in the course of conducting subsequent transactions with the Fund related to such account, the Fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

Reinstatement Privilege (Class A shares only)

    Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds of Class A shares in Class A shares of any Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of Fund shares on which a sales load was paid are reinvested in (or exchanged for) shares of another Fund at a reduced sales load within 90 days of the payment of the sales load, the shareholder's basis in the fund shares redeemed may not include the amount of the sales load paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the Fund shares purchased will include the sales load. Each Fund may amend, suspend or cease offering this privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each Fund.

    Shareholders who are assessed a CDSL in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any ING Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales load at the time of reinvestment or an additional CDSL upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment.

                        ADDITIONAL REDEMPTION INFORMATION

    Shareholders may redeem their shares, in whole or in part, on each day a Fund is valued. Shares will be redeemed without charge (except any applicable
CDSL) at the net asset value next determined after a redemption request in good order has been received by the applicable Fund. In the instance where a shareholder owns more than one class of shares and the shares being redeemed are not subject to the CDSC, those shares with the highest Rule 12b-1 fee will be redeemed in full prior to any redemption of shares with a lower Rule 12b-1 fee.

    Where purchases are made by check in any Fund, redemption proceeds will be made available immediately upon clearance of the purchase check, which may take up to 15 calendar days. Shareholders may avoid this delay by investing through wire transfers of federal funds. During the period prior to the time the shares are redeemed, dividends on the shares will continue to accrue and be payable and the shareholder will be entitled to exercise all other beneficial rights of ownership.

    Once the shares are redeemed, a Fund will ordinarily send the proceeds by check to the shareholder at the address of record on the next business day. The Funds may, however, take up to seven days to make payment. This will not be the customary practice. Also, if the New York Stock Exchange is closed (or when trading is restricted) for any reason other than the customary weekend or holiday closing or if an emergency condition as determined by the SEC merits such action, the Funds may suspend redemptions or postpone payment dates. No interest or additional dividends will be earned on amounts represented by uncashed redemption checks or misapplied wire payments.

         To ensure acceptance of your redemption request, it is important to follow the procedures described below. Although the Funds have no present intention to do so, the Funds reserve the right to refuse or to limit the frequency of any telephone or wire redemptions. Of course, it may be difficult to place orders by telephone during periods of severe market or economic change, and a shareholder should consider alternative methods of communications, such as couriers. The Funds may modify or terminate their services and provisions at any time. If the Funds terminate any particular service, they will do so only after giving written notice to shareholders. Redemption by mail will always be available to shareholders. Under certain circumstances described below, a signature guarantee may be required. You may redeem your shares using any of the methods described in the prospectus.

Redemption Fees

         The ING High Yield Real Estate Fund and ING Enhanced Capital Preservation Fund charge a redemption fee under certain conditions to discourage redemptions initiated by shareholders attempting to take advantage of interest rate movements. The ING High Yield Real Estate Fund will deduct a 1-% redemption fee from shares redeemed within six months of purchase. The ING Enhanced Capital Preservation Fund will deduct a 2.5% redemption fee, except for (i) redemptions made upon at least 12 months' prior written notice to the Fund, (ii) Plan participant initiated redemptions, (iii) your death or disability (as that term is defined in applicable provisions of Section 72 of the Code); (iv) your being at least age 59-1/2 if the aggregate amount of your total redemptions over the previous 364 days is less than 10% of the balance of your aggregate share value, as calculated on January 1 in the year of such redemption; and (v) the Fund exercising its right to liquidate accounts which are less than the minimum account size. Unlike CDSL, which is paid to the Distributor, the redemption fee is paid back to the Fund.

Signature Guarantees

         A signature guarantee is designed to protect the investor, the Funds, the Distributor, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of the Funds. Signature guarantees are required for: (i) redemptions by mail in excess of $50,000; (ii) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (iii) written redemptions requesting proceeds to be sent by wire to other than the bank of record for the account;
(iv) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 15 days; (v) requests to transfer the registration of shares to another owner; (vi) telephone exchange and telephone redemption authorization forms; (vii) changes in previously designated wiring instructions; and (viii) written redemptions or exchanges of shares previously reported as lost/abandoned property, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

         Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term is defined in rules adopted by the SEC, and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (i) a signature guarantee with a medallion stamp of the STAMP Program, or (ii) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should call the Funds at 1-877-INFO-ING.

Redemption in Kind

         All redemptions of shares of the Funds shall be made in cash, except that the commitment to redeem shares in cash extends only to redemption requests made by each shareholder of a Fund during any 90-day period of up to the lesser of $250,000 or 1% of the net asset value of that Fund at the beginning of such period. This commitment is irrevocable without the prior approval of the SEC and is a fundamental policy of the Funds that may not be changed without shareholder approval. In the case of redemption requests by shareholders in excess of such amounts, the Board of Trustees reserves the right to have the Funds make payment, in whole or in part, in securities or other assets, including, in the case of the ING Enhanced Capital Preservation Fund, Wrapper Agreements, in case of an emergency or any time a cash distribution would impair the liquidity of a Fund to the detriment of the existing shareholders. In this event, the securities would be valued in the same manner as the securities of that Fund are valued. If the recipient were to sell such securities he or she may receive more or less than the value of such securities as determined above, and might incur brokerage charges.

         The ING Enhanced Capital Preservation Fund. To the extent that any payment in kind by the ING Enhanced Capital Preservation Fund includes a Wrapper Agreement, the Fund will assign a portion of one or more Wrapper Agreements to you. The economic terms and conditions of each assigned Wrapper Agreement will be substantially similar to the Wrapper Agreements held by the Fund.

         To accept the assignment of a Wrapper Agreement, you must, in a writing delivered to us, accept such assignment and represent to the Wrap Provider that such assignment and acceptance of the Wrapper Agreement does not violate any laws applicable to you. In that regard, you may be required to retain the services of a qualified professional asset manager ("QPAM") to review and make the decision to accept the assignment on your behalf. In the event you do not accept the assignment of the Wrapper Agreement, you may either receive Securities as a payment in kind, or elect to provide the Fund with twelve (12) months notice of your request for such redemption. The Fund may require prospective shareholders to agree, prior to investing in the Fund, that they will accept an assignment of a Wrapper Agreement as part of an in kind redemption, provided that at the time of the redemption payment such assignment would not violate applicable law.

    To the extent a payment in kind is made with securities, you may incur transaction expenses in custodying and disposing of the securities. Therefore, a shareholder receiving securities will likely incur costs that may exceed such shareholder's share of the operating expenses incurred by the Fund. In addition, Wrapper Agreements assigned to you as a payment in kind are illiquid and will require you to pay fees directly to the Wrap Provider rather than through the Fund. Further, the Wrapper Agreement may contain restrictions on the securities subject to such agreement, including, but not limited to, the types, maturities, duration and credit quality of each security. Therefore, to obtain the benefits of a Wrapper Agreement, you may not be able to freely trade the securities underlying the agreement. Finally, if you obtain the services of a QPAM in connection with a payment in kind, you will incur additional costs.

    In the event a redemption is made in kind with a Wrapper Agreement, the Fund will incur costs in obtaining such Wrapper Agreement. These costs are not expected to exceed the redemption fee.

                          PURCHASE AND REDEMPTION PLANS

    The Trust offers various purchase and redemption plans that make investing and redeeming shares of the Funds more convenient than by mail or wire. The following are the plans offered and the features of the plans. Please contact the Funds at 1-877-INFO-ING for the appropriate authorization form. These purchase and redemption plans are currently not available for investors that invest through IRAs or any qualified retirement plans.

    ING Auto-Asset Accumulation Plan. This plan permits you to purchase Fund shares (minimum of $50 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you. Only an account maintained at a domestic financial institution which is an Automated Clearing House member may be so designated. To establish an Auto-Asset Accumulation Plan account, you must file an authorization form with the Transfer Agent. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may cancel your participation in this privilege or change the amount of purchase at any time by mailing written notification to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416, and the notification will be effective three business days following receipt. The Fund may modify or terminate this privilege at any time or charge a service fee. No such fee currently is contemplated.

    ING Directed Federal Deposit Plan. ING Directed Federal Deposit Plan enables you to purchase Fund shares (minimum of $50 per transaction) by having Federal salary, Social Security, or certain veterans', military or other payments from the federal government automatically deposited into your Fund account. You may deposit as much of such payments as you elect. To enroll in this plan you must file with the Transfer Agent a completed Directed Deposit Sign-Up Form for each type of payment that you desire to include in this plan. The appropriate form may be obtained from the Funds by calling 1-877-INFO-ING. Death or legal incapacity will terminate your participation in this plan. You may elect at any time to terminate your participation by notifying in writing the appropriate federal agency. The Fund may terminate your participation upon 30 days' notice to you.

    ING Scheduled Payroll Investment Program. ING Scheduled Payroll Investment Program permits you to purchase Fund shares automatically on a regular basis. Depending upon your employer's direct deposit program, you may have part or all of your paycheck transferred to your existing ING account electronically through the Automated Clearing House system at each pay period. To establish an ING Scheduled Payroll Investment Program account, you must file an authorization form with your employer's payroll department. Your employer must complete the reverse side of the form and return it to ING Funds, P.O. Box 419416, Kansas City, MO 64141-6416. You may obtain the necessary authorization form from the Funds by calling 1-877-INFO-ING. You may change the amount of purchase or cancel the authorization only by written notification to your employer. It is the sole responsibility of your employer, not the Distributor, the Trust, the Transfer Agent or any other person, to arrange for transactions under the ING Scheduled Payroll Investment Program. Minimum investment amounts will be determined on a case-by-case basis. The Fund may modify or terminate this program at any time or charge a service fee. No such fee currently is contemplated.

    Systematic Withdrawal Plan. An owner of $10,000 or more of a Fund may elect to have periodic redemptions from his or her account to be paid on a monthly, quarterly, semi-annual or annual basis. The minimum periodic payment is $50. A sufficient number of shares to make the scheduled redemption will normally be processed on the selected day of the selected month(s). Depending on the size of the payment requested and fluctuation in the net asset value, if any, of the shares redeemed, redemptions for the purpose of making such payments may reduce or even exhaust the account. A shareholder may request that these payments be sent to a predesignated bank or other designated party. Capital gains and dividend distributions paid to the account will automatically be reinvested at net asset value on the distribution payment date.

    ING "Bank to Bank" Transfer Plan. You may request by telephone that redemption proceeds (minimum $500 per day) be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House member may be designated. Redemption proceeds will be on deposit in your account at an Automated Clearing House member bank ordinarily two days after receipt of the redemption request. Holders of jointly registered Fund or bank accounts may redeem through the plan for transfer to their bank account not more than $250,000 within any 30-day period.

    Optional Benefit. ING Group, an affiliate of ING Group, or an unrelated third party (the "Insurer") may make certain life insurance coverage available to certain persons on whose behalf shares of the Funds are purchased. The benefits of this coverage payable at death will be related to the amounts paid to purchase shares and to the value of the shares held for the benefit of the insured persons. Therefore, coverage will terminate if all shares are redeemed.

                  Purchasers of the life insurance coverage will be required to authorize periodic redemptions of Fund shares to pay the premiums for such coverage. Such redemptions will not be subject to CDSLs, but will have the same tax consequences as any other Fund redemptions.

                  This life insurance coverage will be available to eligible persons who enroll for the coverage within a limited time period after shares in any Fund are initially purchased or transferred. In addition, coverage cannot be made available unless the Insurer knows for whose benefit shares are purchased. For instance, coverage cannot be made available for shares registered in the name of your broker unless the broker provides the Insurer with information regarding the beneficial owners of such shares. Other restrictions on the coverage will apply, such as the age of the persons upon whose life the coverage is issued. This insurance coverage may not be available in all states and may be subject to additional restrictions or limitations on coverage. Purchasers of shares should also make themselves familiar with the impact on the life coverage of purchasing additional shares, reinvestment of dividends and capital gains distributions and redemptions. Please call 1-877-INFO-ING for more information and application forms for this program.

                           BROKER-DEALER COMPENSATION

                  As discussed in the prospectus, a broker-dealer may receive different levels of compensation depending on which class of shares is sold. The Distributor may also provide, from its own resources and not from the resources of the Funds, additional compensation to broker-dealers in connection with selling shares of the Funds or for the broker-dealer's own company-sponsored sales programs. This additional compensation may take the form of additional payments by the Distributor or a reallowance by the Distributor of up to the full applicable initial sales load. A broker-dealer who receives a reallowance of the full applicable initial sales load may be deemed an "underwriter" under the Securities Act of 1933 Act, as amended, during such periods.

                  The following are broker dealers who are currently participating in the reallowance program: Advest, Inc., Centaurus Financial, Commonwealth Equities, Crowell Weedon, Everen Securities, Fahnestock & Co., Financial West Group, First Allied Securities, First Financial Planners, First of Michigan, J.B. Oxford, Josephthal & Co., Main Street Management, Mesirow Financial, Robert W. Baird, Sigma Financial, Transamerica Financial Resources, Trust Advisory Group, Vista Financial Group, Wedbush Morgan, Professional Asset Management, Questar Capital Corporation, and Brookstreet Securities Corporation. On the ING Internet Fund only, the full dealer reallowance will be paid to Vestax Securities Corp., Multi-Financial Securities Corporation, Locust Street Securities, Inc., IFG Network Securities, Inc., and Pro Equities, Inc. Such programs may be extended for a limited time or may continue until terminated by the Distributor.

                  The Distributor may provide up to 1.00% to dealers of record for shares purchased without a sales load when shares purchased and paid for with the proceeds of shares redeemed in the prior 180 days from a mutual fund on which an initial sales load or CDSL was paid (other than a mutual fund managed by the Manager or any of its affiliates).

                  The Distributor may pay individual representatives of affiliated companies up to an additional 1.00% of the net asset value of Class A, Class B, Class C, Class X and/or Class I shares of the Funds sold by such persons. The affiliated companies, as such term is defined under the 1940 Act, are IFG Network Securities, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, Vestax Securities Corp., Southland Life Insurance Company, Security Life of Denver Insurance Company, Equitable Life Insurance Company of Iowa, and Compulife Investor Services, Inc. Representatives of the affiliated companies also may receive up to .20% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold by them.

                  For selected periods of time, the Distributor has undertaken to pay (i) 1.00% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Funds), including sales and transfers at net asset value to the following brokers: Raymond James Financial, Cantella, and James T. Borello and Company; (ii) 1.00% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than Class A shares of the ING Money Market Funds), including sales and transfers at net asset value to Securities Service Network; (iii) .25% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Funds), including sales and transfers at net asset value to Dain Raucher; (iv) .20% of the net asset value of Class A, Class B, Class C and Class X shares of the Funds sold (other than the ING Money Market Funds), including sales and transfers at net asset value to Advest, Inc.; and (v) 1.00% of Class C shares of the Funds sold to Mesirow Financial. Such programs may be extended for a limited time or may continue until terminated by the Distributor.

                             PORTFOLIO TRANSACTIONS

                  Investment decisions for the Funds and for the other investment advisory clients of the Sub-Adviser are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in the Sub-Adviser's opinion is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

                  The Funds have no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Funds' Boards of Trustees, the Sub-Adviser is primarily responsible for portfolio decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Funds to obtain the best results taking into account the broker-dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities. While the Sub-Adviser generally seeks reasonably competitive spreads or commissions, the Funds will not necessarily be paying the lowest spread or commission available. The reasonableness of such spreads or brokerage commissions will be evaluated by comparing spreads or commissions among brokers or dealers in consideration of the factors listed immediately above and research services described below.

                  Purchases and sales of securities will often be principal transactions in the case of debt securities and equity securities traded otherwise than on an exchange. The purchase or sale of equity securities will frequently involve the payment of a commission to a broker-dealer who effects the transaction on behalf of a Fund. Debt securities normally will be purchased or sold from or to issuers directly or to dealers serving as market makers for the securities at a net price. Generally, money market securities are traded on a net basis and do not involve brokerage commissions. Under the 1940 Act, persons affiliated with the Funds or the Distributor are prohibited from dealing with the Funds as a principal in the purchase and sale of securities except in limited situations permitted by SEC regulations, unless an exemptive order allowing such transactions is obtained from the SEC.

                  The aggregate amount of brokerage commissions paid by the Funds during the fiscal year ended October 31, 1999 were:

                  ING Large Cap Growth Fund                            $_____
                  ING Growth & Income Fund                             $_____
                  ING Mid Cap Growth Fund                              $_____
                  ING Small Cap Growth Fund                            $_____
                  ING Global Brand Names Fund                          $_____
                  ING International Equity Fund                        $_____
                  ING European Equity Fund                             $_____
                  ING Tax-Efficient Equity Fund                        $_____
                  ING Focus Fund                                       $_____
                  ING Global Information Technology Fund               $_____
                  ING Internet Fund                                    $_____
                  ING Intermediate Bond Fund                           $_____
                  ING High Yield Bond Fund                             $_____
                  ING International Bond Fund                          $_____
                  ING Money Market Fund                                $_____

                  The Sub-Adviser may, in circumstances in which two or more broker-dealers are in a position to offer comparable results, give preference to a dealer which has provided statistical or other research services to the Sub-Adviser. By allocating transactions in this manner, the Sub-Adviser is able to supplement its research and analysis with the views and information of securities firms. These items, which in some cases may also be purchased for cash, include such matters as general economic and security market reviews, industry and company reviews, evaluations of securities and recommendations as to the purchase and sale of securities. Some of these services are of value to the Sub-Adviser in advising various of its clients (including the Funds), although not all of these services are necessarily useful and of value in managing the Funds. The management fee paid by the Funds is not reduced because the Sub-Adviser and its affiliates receive such services.

                  As permitted by Section 28(e) of the Securities Exchange Act of 1934 (the "1934 Act"), the Sub-Adviser may cause the Funds to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to the Sub-Adviser an amount of disclosed commission for effecting a securities transaction for the Funds in excess of the commission which another broker-dealer would have charged for effecting that transaction.

                  The Sub-Adviser may allocate purchase and sales orders for portfolio securities to broker-dealers that are affiliated with the Manager or the Distributor in agency transactions, if the Sub-Adviser believes the quality of the transaction and commissions are comparable to what they would be with other qualified brokerage firms.

                  Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, the Sub-Adviser may consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.


Portfolio Turnover

                  Changes may be made in the portfolio consistent with the investment objectives and policies of the Funds whenever such changes are believed to be in the best interests of the Funds and their shareholders. Portfolio turnover rate is, in general, the percentage computed by taking the lesser of purchases or sales of portfolio securities (excluding securities with a maturity date of one year or less at the time of acquisition) for the period and dividing it by the monthly average of the market value of such securities during the period. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less.

                                    TAXATION

                  Each Fund intends to qualify and elect annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). To qualify as a regulated investment company, a Fund must (a) distribute to shareholders at least 90% of its investment company taxable income (which includes, among other items, dividends, taxable interest and the excess of net short-term capital gains over net long-term capital losses); (b) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock, securities or foreign currencies or other income derived with respect to its business of investing in such stock, securities or currencies; and (c) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the market value of the Fund's assets is represented by cash and cash items (including receivables), U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund's total assets and not greater than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies). In addition, a Fund earning tax-exempt interest must, in each year, distribute at least 90% of its net tax-exempt income. By meeting these requirements, the Funds generally will not be subject to federal income tax on its investment company taxable income and net capital gains which are distributed to shareholders. If the Funds do not meet all of these Code requirements, they will be taxed as ordinary corporations and their distributions will be taxed to shareholders as ordinary income.

         As long as the Funds qualify as regulated investment companies for federal income tax purposes, each Fund, in computing its income subject to federal income tax, is entitled to deduct all dividends other than "preferential" dividends paid by it to shareholders during the taxable year. "Preferential" dividends are dividends other than dividends which have been distributed to shareholders pro rata without preference to any share of the Fund as compared with other shares of the same class and without preference to one class of shares as compared with another, except in accordance with the former's dividend rights as a class. The Funds believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds would not result in dividends being treated as "preferential." The Funds' belief is not binding on the Internal Revenue Service (the "IRS"), no ruling has been obtained by the Funds from the IRS on the matter and there can be no guarantee that the IRS will agree with the Funds on this matter. The Funds' belief is based on the application of current federal income tax law and relevant authorities, and subsequent changes in federal tax law or judicial or administrative decisions or pronouncements may supercede or affect the Funds' conclusions. The Funds do not believe that a multiple-class structure having all of the features of the multiple-class structure of each of the Funds has been considered by the IRS in other rulings. If dividends declared and paid by a Fund on any class of shares were to be treated as "preferential," dividends paid by the Fund to shareholders on all classes of shares during the taxable year would become non-deductible. In this event, the Fund would not be treated as a regulated investment company and the Fund would be taxed on its net income, without any deductions for dividends paid to its shareholders. The resulting federal and state income tax liability, and any related interest and penalties, would be payable from and to the extent of such Fund's then available assets and ultimately would be borne by all current shareholders. The treatment of dividends declared and paid during the taxable year on any class of shares as preferential, and the resulting failure of a Fund to be treated as a regulated investment company, could have additional personal income tax consequences for shareholders of the Fund, including the taxation of distributions as ordinary income that otherwise would have been classified as net capital gains.

                  Amounts, other than tax-exempt interest, not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, each Fund must distribute for each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (excluding any capital gains or losses) for the calendar year, (2) at least 98% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed during such years. A distribution, including an "exempt-interest dividend," will be treated as paid on December 31, of a calendar year if it is declared by a Fund during October, November or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received.

                  Distributions of investment company taxable income generally are taxable to shareholders as ordinary income. Distributions from certain of the Funds may be eligible for the dividends-received deduction available to corporations. To the extent dividends received by a Fund are attributable to foreign corporations, a corporation that owns shares will not be entitled to the dividends-received deduction with respect to its pro rata portion of such dividends, since the dividends-received deduction is generally available only with respect to dividends paid by domestic corporations.

                  Distributions of net long-term capital gains, if any, designated by the Funds as long-term capital gain dividends are taxable to shareholders as long-term capital gain, regardless of the length of time the Funds' shares have been held by a shareholder. All distributions are taxable to the shareholder in the same manner whether reinvested in additional shares or received in cash. Shareholders will be notified annually as to the Federal tax status of distributions.

                  A Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any unutilized capital loss remaining is lost as a deduction. For the fiscal; year ending, the ING Tax Efficient Equity Fund had capital loss carryforwards equal to $____, the ING Small Cap Growth Fund had capital loss carryforwards equal to $____, the ING Mid Cap Growth Fund had capital loss carryforwards equal to $____, the ING Large Cap Growth Fund had capital loss carryforwards equal to $____, the ING Intermediate Bond Fund had capital loss carryforwards equal to $____ and the ING International Bond Fund had capital loss carryforwards equal to $____.

                  Distributions by a Fund reduce the net asset value of the Fund's shares. Should a distribution reduce the net asset value below a shareholder's cost basis, such distribution, nevertheless, would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by the Funds. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will receive a distribution which nevertheless generally will be taxable to them.

                  Upon the taxable disposition (including a sale or redemption) of shares of a Fund, a shareholder may realize a gain or loss depending upon his basis in his shares. Such gain or loss generally will be treated as capital gain or loss if the shares are capital assets in the shareholders' hands. Such gain or loss will be long-term or short-term, generally depending upon the shareholder's holding period for the shares. However, a loss realized by a shareholder on the disposition of Fund shares with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less. A loss realized on the redemption, sale or exchange of Fund shares will be disallowed to the extent an exempt interest dividend was received with respect to those shares if the shares have been held by the shareholder for six months or less. Further, a loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced (whether by reinvestment of distributions or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Shareholders receiving distributions in the form of additional shares will have a cost basis for Federal income tax purposes in each share received equal to the net asset value of a share of the Funds on the reinvestment date.

                  Some Funds may invest in stocks of foreign companies that are classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign company is classified as a PFIC under the Code if at least one-half of its assets constitutes investment-type assets or 75% or more of its gross income is investment-type income. Under the PFIC rules, an "excess distribution" received with respect to PFIC stock is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of the excess distribution that is allocated to the Fund's holding period in prior taxable years (and an interest factor will be added to the tax, as if the tax had actually been payable in such prior taxable years) even though the Fund distributes the corresponding income to shareholders. Excess distributions include any gain from the sale of PFIC stock as well as certain distributions from a PFIC. All excess distributions are taxable as ordinary income.

                  A Fund may be able to elect alternative tax treatment with respect to PFIC stock. Under an election that currently may be available, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether any distributions are received from the PFIC. If this election is made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, other elections may become available that would affect the tax treatment of PFIC stock held by a Fund. Each Fund's intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC stock.

                  Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC stock, as well as subject a Fund itself to tax on certain income from PFIC stock, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not invest in PFIC stock. Investors should consult their own tax advisors in this regard.

                  The taxation of equity options is governed by Code section 1234. Pursuant to Code section 1234, the premium received by a Fund for selling a put or call option is not included in income at the time of receipt. If the option expires, the premium is short-term capital gain to the Fund. If the Fund enters into a closing transaction, the difference between the amount paid to close out its position and the premium received is short-term capital gain or loss. If a call option written by a Fund is exercised, thereby requiring the Fund to sell the underlying security, the premium will increase the amount realized upon the sale of such security and any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term depending upon the holding period of the security. With respect to a put or call option that is purchased by a Fund, if the option is sold any resulting gain or loss will be a capital gain or loss, and will be long-term or short-term, depending upon the holding period of the option. If the option expires, the resulting loss is a capital loss and is long-term or short-term, depending upon the holding period of the option. If the option is exercised, the cost of the option, in the case of a call option, is added to the basis of the purchased security and in the case of a put option, reduces the amount realized on the underlying security in determining gain or loss.

                  Certain of the options, futures contracts, and forward foreign currency exchange contracts that several of the Funds may invest in are so-called "section 1256 contracts." With certain exceptions, gains or losses on section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses ("60/40"). Also, section 1256 contracts held by a Fund at the end of a taxable year (and, generally, for purposes of the 4% excise tax, on October 31 of each year) are "marked-to market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as 60/40 gain or loss. Investors should consult their own tax advisors in this regard.

                  Generally, the hedging transactions undertaken by a Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on a position that is part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of hedging transactions are not entirely clear. Hedging transactions may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to stockholders.

                  A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under the rules according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

                  Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions. Investors should consult their own tax advisors in this regard.

                  Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues interest, dividends or other receivables, or accrues expenses or other liabilities denominated in a foreign currency, and the time the Fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain options and forward and futures contracts, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, may increase, decrease, or eliminate the amount of a Fund's investment company taxable income to be distributed to its shareholders as ordinary income. Investors should consult their own tax advisors in this regard.

                  Income received by a Fund from sources within foreign countries may be subject to withholding and other similar income taxes imposed by the foreign country. If more than 50% of the value of a Fund's total assets at the close of its taxable year consists of securities of foreign corporations, the Fund will be eligible and intends to elect to "pass-through" to its shareholders the amount of such foreign taxes paid by the Fund. Pursuant to this election, a shareholder would be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by a Fund and would be entitled either to deduct his pro rata share of foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income tax liability, subject to limitations. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions, but such a shareholder may be eligible to claim the foreign tax credit (see below). Each shareholder will be notified within 60 days after the close of a Fund's taxable year whether the foreign taxes paid by a Fund will "pass-through" for that year and, if so, such notification will designate (a) the shareholder's portion of the foreign taxes paid to each such country, and (b) the portion of the dividend which represents income derived from foreign sources.

                  Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder's U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of the Fund's income flows through to its shareholders. With respect to a Fund, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuations gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables, will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit) including foreign source passive income of a Fund. The foreign tax credit may offset only 90% of the alternative minimum tax imposed on corporations and individuals, and foreign taxes generally may not be deducted in computing alternative minimum taxable income.

                  The Funds are required to report to the Internal Revenue Service ("IRS") all distributions except in the case of certain exempt shareholders. All such distributions generally are subject to withholding of federal income tax at a rate of 31% ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Funds with and to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the Funds or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, the shareholder fails to certify that he is not subject to backup withholding. If the withholding provisions are applicable, any such distributions, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax. Any amount withheld may be credited against the shareholder's U.S. Federal income tax liability. Investors may wish to consult their tax advisers about the applicability of the backup withholding provisions.

                  The foregoing discussion relates only to federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. corporations, partnerships, trusts and estates). Distributions by the Funds also may be subject to state and local taxes and their treatment under state and local income tax laws may differ from Federal income tax treatment. Distributions of a Fund which are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities may be exempt from state and local income taxes in certain states. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation. Shareholders who are not U.S. persons should consult their tax advisers regarding U.S. and foreign tax consequences of ownership of shares of the Funds including the likelihood that distributions to them would be subject to withholding of U.S. tax at a rate of 30% (or at a lower rate under a tax treaty).

                  ING National Tax-Exempt Bond Fund and ING National Tax-Exempt Money Market Fund. These Funds intend to manage their respective portfolios so that each will be eligible to pay "exempt-interest dividends" to shareholders. The Funds will so qualify if, at the close of each quarter of its taxable year, at least 50% of the value of their respective total assets consists of state, municipal, and certain other securities, the interest on which is exempt from the regular Federal income tax. To the extent that a Fund's dividends distributed to shareholders are derived from such interest income and are designated as exempt-interest dividends by the Fund, they will be excludable from a shareholder's gross income for Federal income tax purposes. Exempt-interest dividends, however, must be taken into account by shareholders in determining whether their total incomes are large enough to result in taxation of up to 85% of their Social Security benefits and certain railroad retirement benefits. The Funds will inform shareholders annually as to the portion of the distributions from the Fund which constitute except-interest dividends. In addition, for corporate shareholders of the Funds, exempt interest dividends may comprise part or all of an adjustment to alternative minimum taxable income. Exempt-interest dividends that are attributable to certain private activity bonds, while not subject to the regular Federal income tax, may constitute an item of tax preference for purposes of the alternative minimum tax.

                  To the extent that a Fund's dividends are derived from its investment company taxable income (which includes interest on its temporary taxable investments and the excess of net short-term capital gain over net long-term capital loss), they are considered ordinary (taxable) income for Federal income tax purposes. Such dividends will not qualify for the dividends-received deduction for corporations. Distributions, if any, of net long-term capital gains (the excess of net long-term capital gain over net short-term capital loss) designated by a Fund as long-term capital gain dividends are taxable to shareholders as long-term capital gain regardless of the length of time the shareholder has owned shares of the Fund.

                                OTHER INFORMATION

Capitalization

                  The Trust is a Delaware business trust established under a Trust Instrument dated July 30, 1998 and currently consists of twenty-eight separately managed portfolios, all of which are discussed in this SAI. Each portfolio is comprised of five different classes of shares -- Class A shares, Class B shares, Class C shares, Class X shares and Class I shares, except that the

ING National Tax-Exempt Bond Fund and the ING National Tax-Exempt Money Market Fund do not offer Class X and Class I shares.

                  The capitalization of the Funds consists solely of an unlimited number of shares of beneficial interest with a par value of $0.001 each. The Board of Trustees may establish additional Funds (with different investment objectives and fundamental policies) at any time in the future. Establishment and offering of additional Funds will not alter the rights of the shareholders. When issued, shares are fully paid, non-assessable, redeemable and freely transferable. Shares do not have preemptive rights, conversion rights or subscription rights. In any liquidation of a Fund, each shareholder is entitled to receive his pro rata share of the net assets of that Fund.

                  In the event of a liquidation or dissolution of the Funds or an individual Fund, shareholders of a particular Fund would be entitled to receive the assets available for distribution belonging to such Fund, and a proportionate distribution, based upon the relative net asset values of the respective Funds, of any general assets not belonging to any particular Fund which are available for distribution. Shareholders of a Fund are entitled to participate in the net distributable assets of the particular Fund involved in liquidation, based on the number of shares of the Fund that are held by each shareholder.

Voting Rights

                  Under the Trust Instrument, the Funds are not required to hold annual meetings of each Fund's shareholders to elect Trustees or for other purposes. It is not anticipated that the Funds will hold shareholders' meetings unless required by law or the Trust Instrument. In this regard, the Trust will be required to hold a meeting to elect Trustees to fill any existing vacancies on the Board if, at any time, fewer than a majority of the Trustees have been elected by the shareholders of the Funds. In addition, the Trust Instrument provides that the holders of not less than two-thirds of the outstanding shares of the Funds may remove persons serving as Trustee either by declaration in writing or at a meeting called for such purpose. The Trustees are required to call a meeting for the purpose of considering the removal of persons serving as Trustee if requested in writing to do so by the holders of not less than 10% of the outstanding shares of the Funds. To the extent required by applicable law, the Trustees shall assist shareholders who seek to remove any person serving as Trustee.

                  The Funds' shares do not have cumulative voting rights, so that the holder of more than 50% of the outstanding shares may elect the entire Board of Trustees, in which case the holders of the remaining shares would not be able to elect any Trustees.

                  Shareholders of all of the Funds, as well as those of any other investment portfolio now or hereafter offered by the Fund, will vote together in the aggregate and not separately on a Fund-by-Fund basis, except as otherwise required by law or when permitted by the Board of Trustees. Rule 18f-2 under the 1940 Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Funds shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of each Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under the Rule, the approval of an investment advisory agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of such Fund. However, the Rule also provides that the ratification of the appointment of independent auditors, the approval of principal underwriting contracts and the election of trustees may be effectively acted upon by shareholders of the Funds voting together in the aggregate without regard to a particular Fund.

Performance Information

                  The Funds may, from time to time, include their yields and average annual total returns in advertisements or reports to shareholders or prospective investors.

                  Quotations of average annual total return will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Fund over periods of 1, 5 and 10 years (up to the life of the Fund), calculated pursuant to the following formula:

                        n
                  P(l+T) = ERV


                  (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures will reflect a proportional share of Fund expenses (net of certain reimbursed expenses) on an annual basis, and will assume that all dividends and distributions are reinvested when paid.

                  Current yields for each of the ING Money Market Funds will be based on the change in the value of a hypothetical investment (exclusive of capital changes such as gains or losses from the sale of securities and unrealized appreciation and depreciation) over a particular seven-day period, less a pro rata share of each Fund's expenses accrued over that period (the "base period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. "Effective yield" for each Money Market Fund assumes that all dividends received during the base period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return +1) [(RAISED TO THE (365/7) POWER]] - 1.

The current and effective yields of the ING Money Market Fund for the seven days ended October 31, 1999 were _.___% and _.___%, respectively.

                  Quotations of yield for the Funds which are not money market funds will be based on the investment income per share earned during a particular 30-day period, less expenses accrued during a period ("net investment income") and will be computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:


                               a-b     6
                  YIELD = 2[(  ---  +1 )-1]
                               cd

                  where a = dividends and interest earned during the period, b = expenses accrued for the period (net of any reimbursements), c = the average daily number of shares outstanding during the period that were entitled to receive dividends, and d = the maximum offering price per share on the last day of the period.

                  For the 30-day period ended October 31, 1999, the yields of the ING Intermediate Bond Fund, the ING High Yield Bond Fund and the ING International Bond Fund were _.___%, _.___%, and _.___%, respectively.

                  Quotations of the tax-equivalent yield for the ING National Tax-Exempt Money Market Fund and the ING National Tax-Exempt Bond Fund will be calculated according to the following formula:

                  TAX EQUIVALENT YIELD =       E
                                             -----
                                             1 - p

                  E = Tax-Exempt yield
                  p = stated income tax rate

                  Quotations of yield and total return will reflect only the performance of a hypothetical investment in the Funds during the particular time period shown. Yield and total return for the Funds will vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

                  The Funds may also calculate performance using any other historical measure of performance (not subject to any prescribed method of computation) if the measurement reflects all elements of return. If used, such performance measurements will disclose the length of and the last day in the base period used in calculating the quotation, a description of the method by which the performance data is calculated, and the income tax rate used in the calculation, if applicable.

                  In connection with communicating its yields or total return to current or prospective shareholders, the Funds also may compare these figures to the performance of other mutual funds tracked by mutual fund rating services or to other unmanaged indices which may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs.

                  The Funds may from time to time include in advertisements, sales literature, communications to shareholders and other materials, comparisons of its total return to the return of other mutual funds with similar investment objectives, broadly-based market indices, other investment alternatives, rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the funds may be compared to data prepared by Lipper Analytical Services, Inc., Morningstar, Inc., the S&P 500 Index, the Dow Jones Industrial Average, or the Russell 2000. Lipper Analytical Services, Inc. maintains statistical performance databases, as reported by a diverse universe of independently-managed mutual funds. Morningstar, Inc. is a mutual fund performance rating service that rates mutual funds on the basis of risk-adjusted performance. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of, or selections from editorials or articles about the Funds or the Funds' managers.

                  The Funds may also publish rankings or ratings of the managers. Materials may include a list of representative clients of the Funds' investment advisers and may contain information regarding the background, expertise, etc. of the Funds' investment advisers or portfolio managers. The distributor may provide information that discusses the managers' philosophy, investment strategy, investment process, security selection criteria and screening methodologies.

                  In addition, the Funds may also include in materials discussions and/or illustrations of the potential investment goals of a prospective investor, investment management strategies, techniques, policies or investment suitability of a Fund, economic and political conditions, the relationship between sectors of the economy and the economy as a whole, various securities markets, the effects of inflation and historical performance of various asset classes, including but not limited to, stocks, bonds and Treasury securities, and hypothetical investment returns based on certain assumptions. From time to time, materials may summarize the substance of information contained in shareholder reports (including the investment composition of a Fund) as well as the views of the advisers as to current market, economic, trade and interest rate trends, legislative, regulatory and monetary developments, investment strategies and related matters believed to be of relevance to a Fund. Material may also contain fund holdings, sector allocations, asset allocations, credit ratings, and regional allocations. Material may refer to various fund identifiers such as the CUSIP numbers or NASDAQ symbols.

Principal Holders of Fund Shares

                  As of November 1, 1999, ING America Insurance Holdings, Inc. owned of record more that 25% of the shares of each Fund and thus may be deemed to control the Funds. ING America Insurance Holdings, Inc. is a corporation organized under the laws of the state of Delaware. Generally, a shareholder holding more than 50% of a Fund's shares would be able to cast the deciding vote on any proposal submitted to shareholders.

                  To the knowledge of management, as of November 1, 1999, the officers and Trustees of the Trust owned, collectively, less than 1% of the shares of each Fund.

Code of Ethics

                  The Manager and the Sub-Advisers have each adopted a Code of Ethics which prohibits its affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of a Fund's planned portfolio transactions. The Manager and the Sub-Advisers maintain careful monitoring of compliance with their Codes of Ethics.

Custodian

                  Investors Fiduciary Trust Company ("IFTC") acts as custodian of the Funds' assets. Pursuant to the Custodian Agreement, IFTC is responsible for holding each Fund's cash and portfolio securities. IFTC may enter into sub-custodian agreements with certain qualified banks.

Legal Counsel

                  _________________ serves as counsel to the Trust and from time to time provides advice to the Manager._________________________________________
address is _______________________, New York, NY _____.

Independent Auditors

                  _________________ serves as the independent auditors for the Funds. _________________ provides audit services, tax return preparation and assistance and consultation in connection with review of SEC filings. _________________address is _________________, New York, NY _____.

                                    APPENDIX

DESCRIPTION OF MOODY'S BOND RATINGS:

         Excerpts from Moody's description of its four highest bond ratings are listed as follows: Aaa -- judged to be the best quality and they carry the smallest degree of investment risk; Aa -- judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally know as high grade bonds; A --possess many favorable investment attributes and are to be considered as "upper medium grade obligations"; Baa --considered to be medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. This group is the lowest which qualifies for investment grade. Other Moody's bond descriptions include: Ba -- judged to have speculative elements, their future cannot be considered as well assured; B -- generally lack characteristics of the desirable investment; Caa -- are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest; Ca -- speculative in a high degree, often in default; C -- lowest rated class of bonds, regarded as having extremely poor prospects.

         Moody's also supplies numerical indicators 1, 2 and 3 to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and modifier 3 indicates a ranking toward the lower end of the category.

DESCRIPTION OF S&P'S BOND RATINGS:

         Excerpts from S&P's description of its four highest bond ratings are listed as follows: AAA -- highest grade obligations, in which capacity to pay interest and repay principal is extremely strong; AA -- also qualify as high grade obligations, having a very strong capacity to pay interest and repay principal, and differs from AAA issues only in a small degree; A -- regarded as upper medium grade, having a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories; BBB -- regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest which qualifies for investment grade. BB, B, CCC, CC -- predominantly speculative with respect to capacity to pay interest and repay principal in accordance with terms of the obligations; BB indicates the highest grade and CC the lowest within the speculative rating categories.

         S&P applies indicators "+," no character, and "-" to its rating categories. The indicators show relative standing within the major rating categories.

DESCRIPTION OF MOODY'S RATINGS OF NOTES AND VARIABLE RATE DEMAND INSTRUMENTS:

         Moody's ratings for state and municipal short-term obligations will be designated Moody's Investment Grade or MIG. Such ratings recognize the differences between short-term credit and long-term risk. Short-term ratings on issues with demand features (variable rate demand obligations) are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payments relying on external liquidity.

         MIG 1/VMIG 1: This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

         MIG 2/VMG 2: This denotes high quality. Margins of protection are ample although not as large as in the preceding group.

DESCRIPTION OF MOODY'S TAX-EXEMPT COMMERCIAL PAPER RATINGS:

         Moody's commercial paper ratings are opinions of the ability of issuers to repay punctually promissory obligations which have an original maturity not exceeding nine months. Moody's makes no representation that such obligations are exempt from registration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. The following designations, all judged to be investment grade, indicate the relative repayment ability of rated issuers of securities in which the Trust may invest.

         PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term promissory obligations.

         PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term promissory obligations.

DESCRIPTION OF S&P'S RATINGS FOR MUNICIPAL BONDS:

INVESTMENT GRADE

         AAA: Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

         AA: Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

         A: Debt rated "A" has strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB: Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

         BB, B, CCC, CC: Debt rated in these categories is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

         CI: The "CI" rating is reserved for income bonds on which no interest is being paid.

         D: Debt rated "D" is in default, and payment of interest and/or repayment of principal is in arrears.

         PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF S&P'S RATINGS FOR INVESTMENT GRADE MUNICIPAL NOTES AND SHORT-TERM DEMAND OBLIGATIONS:

         SP-1: Issues carrying this designation have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

         SP-2: Issues carrying this designation have a satisfactory capacity to pay principal and interest.

DESCRIPTION OF S&P'S RATINGS FOR DEMAND OBLIGATIONS AND TAX-EXEMPT COMMERCIAL
PAPER:

         An S&P commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 365 days. The two rating categories for securities in which the Trust may invest are as follows:

         A-1: This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics will be denoted with a plus (+) designation.

         A-2: Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

                            PART C. OTHER INFORMATION

Item 23.    Exhibits
--------    --------
         (a)    --   Declaration of Trust (1)

         (b)    --   By-Laws of Registrant (1)

         (c)    --   The rights of holders of the securities being registered
                     are set out in Articles II, VII, IX and X of the
                     Declaration of Trust referenced in Exhibit (a) above and in
                     Articles IV, VI and XIII of the By-Laws referenced in
                     Exhibit (b) above.

      (d)(1)    --   Management Agreement between Registrant and ING
                     Mutual Funds Management Co. LLC. (the "Manager") (2)

      (d)(2)    --   Sub-Advisory Agreement between the Manager and Baring
                     Asset Management, Inc. (2)

      (d)(3)    --   Sub-Advisory Agreement between the Manager and
                     Baring International Investment Limited (2)

      (d)(4)    --   Sub-Advisory Agreement between the Manager and
                     Baring Asset Management (Asia) Limited (2)

      (d)(5)    --   Sub-Advisory Agreement between the Manager and ING
                     Investment Management Advisors, B.V. (2)

      (d)(6)    --   Sub-Advisory Agreement between the Manager and ING
                     Investment Management, LLC (2)

      (d)(7)    --   Sub-Advisory Agreement between the Manager and
                     Furman Selz Capital Management LLC (3)

      (d)(8)    --   Sub-Advisory Agreement between the Manager and Furman
                     Selz Capital Management LLC on behalf of Delta Asset
                     Management (2)

      (d)(9)    --   Sub-Advisory Agreement between the Manager and
                     Clarion Capital, LLC(4)

     (d)(10)    --   Sub-Advisory Agreement between the Manager and CRA Real
                     Estate Securities, L.P. (4)

     (d)(11)    --   Sub-Advisory Agreement between the Manager and ING
                     Institutional Markets Capital Asset Management LLC
                     (4)

      (e)(1)    --   Distribution Agreement between Registrant and ING
                     Funds Distributor, Inc. (2)

      (e)(2)    --   Form of Dealer Agreement (2)

         (f)    --   None

Item 23.    Exhibits
--------    --------
         (g)    --   Custodian Agreement between Registrant and Investors
                     Fiduciary Trust Company (2)

      (h)(1)    --   Form of Account Services Agreement between
                     Registrant and Participants (2)

      (h)(2)    --   Fund Services Agreement between Registrant and ING
                     Fund Services Co. LLC (2)

      (h)(3)    --   Services Agreement between ING Fund Services Co. LLC
                     and First Data Investor Services Group, Inc. (2)

      (h)(4)    --   Shareholder Servicing Plan (2)

         (i)    --   Opinion and Consent of Counsel(4)

         (j)    --   Consent of __________, independent auditors (4)

         (k)    --   None

         (l)    --   Purchase Agreement (2)

      (m)(1)    --   Rule l2b-l Distribution Plan and Agreement with
                     respect to Class A Shares (2)

      (m)(2)    --   Rule l2b-l Distribution Plan and Agreement with respect
                     to Class B, Class C and Class X Shares (2)

         (n)    --   Financial Data Schedules (4)

         (o)    --   Rule 18f-3 Plan (2)


------------

(1) Filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on October 28, 1998, accession number 0000950123-98-009276.

(2) Filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999, accession number 0000893220-99-000467.

(3)   Filed herewith.

(4)   To be filed by amendment.


Item 24. Persons Controlled by or under Common Control with the Fund.

      None.

Item 25. Indemnification.

      Reference is made to Article IX of Registrants By-Laws and paragraphs 1.11 of the Distribution Agreement.

      Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Securities Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant understands that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

      The Registrant is covered under an insurance policy insuring its officers and trustees against liabilities, and certain costs of defending claims against such officers and trustees, to the extent such officers and trustees are not found to have committed conduct constituting willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of their duties. The insurance policy also insures the Registrant against the cost of indemnification payments to officers under certain circumstances.

      Section 12 of the Management Agreement between Registrant and Manager,
      Section 8 of the Sub-Advisory Agreements and Section 1.11 of the Distribution Agreement between the Registrant and Distributor limit the liability of Manager, the Sub-Advisors and the Distributor to liabilities arising from willful misfeasance, bad faith or gross negligence in the performance of their respective duties or from reckless disregard by them of their respective obligations and duties under the agreements.

      The Registrant hereby undertakes that it will apply the indemnification provisions of its Trust Instrument, By-Laws, Management Agreement and Distribution Agreement in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretations of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

Item 26. Business and Other Connections of the Investment Adviser

            ING Mutual Funds Management Co. LLC is an indirect wholly-owned subsidiary of ING Groep N.V. ("ING Group"). The principal place of business address of the Manager is 1475 Dunwoody Drive, West Chester, PA 19380. The directors and executive officers of the Manager and such executive officers' positions during the past two years are as follows:

            John J. Pileggi, President, Chief Executive Officer and Director of the Manager. Senior Managing Director and Member of the Board of Directors of Furman Selz LLC, May 1984 to September 1998.

            Alexander H. Rinnooy-Kan, Director of the Manager. Member of Executive Board of ING Groep N.V. since September 1996.

            Glenn Hilliard, Director of the Manager. Chairman and Chief Executive Officer of ING North America Insurance, January 1993 to present.

            Frederick S. Hubbell, Director of the Manager. Member of the Executive Committee of ING Financial Services, International, February 1999 to present. General Manager of ING Financial Services, International, September 1997 to January 1999.

            Donald E. Brostrom, Executive Vice President and Chief Financial Officer of the Manager. Manager of Furman Selz LLC, February 1986 to September 1998.

            Louis S. Citron, Senior Vice President and General Counsel of the Manager. Attorney with Kramer, Levin, Naftalis & Frankel, September 1994 to July 1998.

            Alan G. Holden, Senior Vice President and Chief Marketing Officer of the Manager. Marketing Director of Oppenheimer Funds, Inc., October 1992 to August 1998.

            Jay Peters, Senior Vice President and Chief Technology Officer of the Manager. Manager of Information Technology at Furman Selz LLC, prior to September 1998.

            Alan Lordi, Senior Vice President of the Manager. Vice President and Portfolio Manager of Sefton Capital Management from January 1997 to July 1999.

            Peter J. DeMarco, Senior Vice President of the Manager. Executive Vice President, Reich & Tang Funds October 1995 to November 1999.

            James W. MacCune, Vice President of the Manager. Manager of Mutual Fund Operations at Furman Selz LLC from May 1998 to September 1998. Manager of Mutual Fund Relations at Lazard Freres & Co. LLS from October 1996 to May 1998.

            David A. Freeman, Vice President of the Manager. Vice President of Marketing of Linsco/Pivate Ledger Corp. prior to July 1998.

            Ralph G. Norton, III, Vice President of the Manger. Managing Editor, Standard & Poor's from December 1996 to March 1999.

            Cynthia M. Schaus, Vice President of Corporate Communication and Strategy of the Manager. Assistant Vice President of ING FSI North America, US Retail Financial Services, October 1997 to March 1999.

            Stuart H. Quillman, Vice President of Marketing of the Manager. Manager, Corporate Communications at Pilgrim, Baxter & Associates, October 1997 to October 1998.

Item 27. Principal Underwriters

            (a) ING Funds Distributor, Inc. also acts as the distributor for the ING Variable Insurance Trust.

            (b)

                  ----------------------------------------------------------------------------------------
                     Name and Principal Business        Positions and Offices      Position and Offices
                               Address                     with Underwriter              with Fund
                  ----------------------------------------------------------------------------------------
                  John J. Pileggi*                    CEO and Director            President, CEO and
                                                                                  Trustee
                  ----------------------------------------------------------------------------------------
                  Donald E. Brostrom*                 Treasurer, CFO and          Treasurer
                                                      Director
                  ----------------------------------------------------------------------------------------
                  Mitchell Jay Mellen                 President and Director      None
                  ----------------------------------------------------------------------------------------
                  Peter J. DeMarco                    Senior Vice President       None
                  660 Fifth Avenue
                  New York, New York 10022
                  ----------------------------------------------------------------------------------------
                  Rachelle I. Rehner*                 Secretary                   Secretary
                  ----------------------------------------------------------------------------------------
                  Gary Taiariol*                      Assistant Treasurer         None
                  ----------------------------------------------------------------------------------------
                  Eric Rubin                          Director                    None
                  4802 East Ray Road
                  Suite 22-228
                  Phoenix, Arizona 85044
                  ----------------------------------------------------------------------------------------

                  *     1475 Dunwoody Drive, West Chester, PA 19380

            (c)   Not applicable.

Item 28. Location of Accounts and Records

      All accounts, books and other documents required to be maintained by
      Section 31(a) of the Investment Company Act of 1940 and the rules thereunder are maintained at the offices of:

(1) ING Funds Trust, 1475 Dunwoody Drive, West Chester, PA 19380 (records relating to the Trust)

(2) ING Mutual Funds Management Co. LLC, 1475 Dunwoody Drive, West Chester, PA 19380 (advisory records)

(3) ING Funds Distributor, Inc. 1475 Dunwoody Drive, West Chester, PA 19380 (records of principal underwriter)

(4) Baring Asset Management, Inc., 125 High Street, Boston, MA 02110 (records relating to its functions as investment sub-adviser)

(5) Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY (records relating to its functions as investment co-sub-adviser)

(6) Baring International Investment (Asia) Limited, 19/F Edinburgh Tower, The Landmark, 15 Queens Road, Central, Hong Kong (records relating to its functions as investment co-sub-adviser)

(7) ING Investment Management Advisors, B.V., Schenkkade 65, 2595 AS, The Hague, The Netherlands (records relating to its functions as investment sub-adviser)

(8) ING Investment Management LLC, 5780 Powers Ferry Road, N.W., Suite 300, Atlanta, GA 30327 (records relating to its functions as investment sub-adviser)

(9) Furman Selz Capital Management, LLC, 230 Park Avenue, New York, NY 10169 (records relating to its functions as investment sub-adviser)

(10) Delta Asset Management, 333 South Grand Avenue, Los Angeles, CA 90071 (records relating to its functions as investment sub-adviser)

(11) Investors Fiduciary Trust Co., 801 Pennsylvania Street, Kansas City, MO 64105 (records related to its functions as custodian)

(12) DST Systems, Inc., 333 W. 11th Street, Kansas City, MO 64105 (records relating to its functions as transfer agent)

(13) First Data Investor Services Group, Inc., 4400 Computer Drive, Westborough, MA 01581 (records relating to its function as fund accounting agent)

Item 29. Management Services

      Not applicable.

Item 30. Undertakings

      Not applicable

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of West Chester, and Commonwealth of Pennsylvania, on the 30th day of November, 1999.

                                          ING FUNDS TRUST


                                          By: /s/ John J. Pileggi
                                              ---------------------------------
                                                John J. Pileggi
                                                Trustee, President and
                                                Chief Executive Officer


            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


Signature                                             Title
Date


Signature                                Title                                  Date
---------                                -----                                  ----
/s/ John J. Pileggi                      Trustee, President                     November 30, 1999
-----------------------------------      and Chief Executive Officer
John J. Pileggi

/s/ Donald E. Brostrom                   Executive Vice President               November 30, 1999
-----------------------------------      and Chief Financial Officer
Donald E. Brostrom

/s/ Joseph N. Hankin*                    Trustee
-----------------------------------
Joseph N. Hankin

/s/ Jack D. Rehm*                        Trustee
-----------------------------------
Jack D. Rehm

/s/ Blaine E. Rieke*                     Trustee
-----------------------------------
Blaine E. Rieke

/s/ Richard A. Wedemeyer*                Trustee
-----------------------------------
Richard A. Wedemeyer

/s/ Louis S. Citron                                                             November 30, 1999
-----------------------------------
Louis S. Citron
Attorney-in-Fact*


------------

* Powers of Attorney filed as an exhibit to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed electronically on April 15, 1999, accession number 0000893220-99-000467.

                                    EXHIBITS


Exhibits
--------

(d)(7)  --  Sub-Advisory Agreement between the Manager and the Furman
            Selz Capital Management LLC